GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments

June 30, 2019

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 120.5%
COMMON STOCKS — 120.5%
Automobiles & Components — 1.4%
Aptiv PLC (Jersey)†(a)	53,914	$4,357,869
BorgWarner, Inc.†(a)	57,110	2,397,478
Dana, Inc.†	46,010	917,439
Fiat Chrysler Automobiles NV (Netherlands)(b)	25,864	357,440
Garrett Motion, Inc.(a)*	4,448	68,277
General Motors Co.(b)	59,738	2,301,705
Lear Corp.†(b)	3,889	541,621
Magna International, Inc. (Canada)†	15,771	783,819
Modine Manufacturing Co.(a)*	3,456	49,455
Thor Industries, Inc.(a)	15,788	922,809

		12,697,912

Capital Goods — 16.4%
3M Co.†(b)	40,970	7,101,740
A.O. Smith Corp.†(a)	36,423	1,717,709
Acuity Brands, Inc.(a)	3,886	535,918
Allegion PLC (Ireland)(a)	2,236	247,190
Allison Transmission Holdings, Inc.(b)	16,603	769,549
Altra Industrial Motion Corp.†	19,904	714,156
AMETEK, Inc.†	24,787	2,251,651
Arconic, Inc.†(a)	127,359	3,288,409
Astronics Corp.*	2,620	105,376
AZZ, Inc.	7,771	357,621
Barnes Group, Inc.(a)	5,659	318,828
BMC Stock Holdings, Inc.(a)*	40,900	867,080
Builders FirstSource, Inc.*	11,341	191,209
Caterpillar, Inc.†	30,332	4,133,948
Columbus McKinnon Corp.(a)	8,822	370,259
Comfort Systems USA, Inc.	3,681	187,694
Continental Building Products, Inc.†(a)*	48,330	1,284,128
Crane Co.	3,294	274,851
Cummins, Inc.†(a)(b)	36,185	6,199,938
Curtiss-Wright Corp.†	7,044	895,504
Dover Corp.†	35,434	3,550,487
Ducommun, Inc.*	179	8,068
Eaton Corp. PLC (Ireland)†(b)	87,728	7,305,988
EMCOR Group, Inc.†	8,312	732,287
Encore Wire Corp.(a)	5,606	328,399
Fastenal Co.(a)	92,451	3,012,978
Flowserve Corp.†(a)	71,892	3,787,990
Fluor Corp.†(a)	33,333	1,122,989
Fortive Corp.†(a)	78,508	6,399,972

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Foundation Building Materials, Inc.*	2,516	$44,734
Gardner Denver Holdings, Inc.†(a)(b)*	90,701	3,138,255
General Dynamics Corp.†	19,396	3,526,581
GMS, Inc.(a)*	18,805	413,710
GrafTech International Ltd.†(a)	281,877	3,241,586
Great Lakes Dredge & Dock Corp.*	21,894	241,710
HD Supply Holdings, Inc.†*	27,752	1,117,851
HEICO Corp.(a)	1,015	135,817
Herc Holdings, Inc.*	22,020	1,009,177
Hillenbrand, Inc.†	14,397	569,689
Honeywell International, Inc.†	56,120	9,797,991
Hubbell, Inc.†(a)	26,605	3,469,292
Huntington Ingalls Industries, Inc.†	2,994	672,872
Illinois Tool Works, Inc.(a)(b)	36,168	5,454,496
Ingersoll-Rand PLC (Ireland)†	18,821	2,384,056
Johnson Controls International PLC (Ireland)†	187,651	7,751,863
L3 Technologies, Inc.†	19,269	4,724,181
L3Harris Technologies, Inc.†(a)	17,830	3,372,188
Lockheed Martin Corp.†(b)	12,901	4,690,030
Manitowoc Co., Inc. (The)†(a)*	59,819	1,064,778
Masco Corp.(a)(b)	36,854	1,446,151
Masonite International Corp. (Canada)*	778	40,985
Mercury Systems, Inc.(a)*	10,042	706,455
Meritor, Inc.†(a)*	14,186	344,010
Milacron Holdings Corp.†(a)*	62,896	867,965
MRC Global, Inc.(a)*	33,504	573,588
Navistar International Corp.†(a)*	42,580	1,466,881
nVent Electric PLC (Ireland)†	9,381	232,555
Parker-Hannifin Corp.†(b)	31,881	5,420,089
Raytheon Co.†(b)	23,445	4,076,617
Regal Beloit Corp.†(a)	21,982	1,796,149
Rexnord Corp.(a)*	55,814	1,686,699
Roper Technologies, Inc.†	5,928	2,171,189
Snap-on, Inc.(a)	13,762	2,279,538
Spirit AeroSystems Holdings, Inc., Class A†(b)	38,542	3,136,163
SPX Corp.*	7,590	250,622
SPX FLOW, Inc.(b)*	39,240	1,642,586
Textron, Inc.†(a)	50,249	2,665,207
Timken Co. (The)†	34,441	1,768,201
United Rentals, Inc.*	11,230	1,489,435

See accompanying Notes to the Quarterly Portfolio of Investments.

1

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
United Technologies Corp.†	2,594	$337,739
Univar, Inc.(a)(b)*	14,102	310,808
Vicor Corp.*	812	25,213
Wabash National Corp.†(a)	41,417	673,855
Watts Water Technologies, Inc., Class A(a)	4,006	373,279
WESCO International, Inc.(b)*	5,061	256,340
WW Grainger, Inc.†(a)	5,211	1,397,747

		152,318,839

Commercial & Professional Services — 2.7%
ABM Industries, Inc.	6,695	267,800
Cintas Corp.†	7,188	1,705,641
Clean Harbors, Inc.†*	6,595	468,904
Deluxe Corp.†	26,489	1,077,043
FTI Consulting, Inc.†(a)*	8,745	733,181
Healthcare Services Group, Inc.(a)	2,445	74,132
Heidrick & Struggles International, Inc.	342	10,250
IHS Markit Ltd. (Bermuda)*	5,760	367,027
Kforce, Inc.	213	7,474
Korn Ferry†	34,977	1,401,528
ManpowerGroup, Inc.†	29,502	2,849,893
Republic Services, Inc.†(b)	39,235	3,399,320
Ritchie Bros Auctioneers, Inc. (Canada)	7,533	250,246
Robert Half International, Inc.†(a)	55,545	3,166,620
SP Plus Corp.*	11,201	357,648
Tetra Tech, Inc.(b)	11,954	938,987
Thomson Reuters Corp. (Canada)†	38,929	2,509,363
UniFirst Corp.	570	107,485
Verisk Analytics, Inc.†	6,701	981,428
Waste Connections, Inc. (Canada)(a)	5,722	546,909
Waste Management, Inc.(b)	29,268	3,376,649

		24,597,528

Consumer Durables & Apparel — 4.2%
Capri Holdings Ltd. (British Virgin Islands)†*	14,262	494,606
Deckers Outdoor Corp.†(a)*	13,209	2,324,388
Fossil Group, Inc.(a)(b)*	191,643	2,203,894
Garmin Ltd. (Switzerland)†(b)	53,490	4,268,502
G-III Apparel Group Ltd.(a)(b)*	6,728	197,938
Hanesbrands, Inc.(a)	71,088	1,224,135
Hasbro, Inc.(a)	19,684	2,080,205

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
La-Z-Boy, Inc.(a)	4,033	$123,652
Mattel, Inc.(a)*	205,148	2,299,709
Newell Brands, Inc.(a)	258,184	3,981,197
PVH Corp.†	24,944	2,360,700
Ralph Lauren Corp.†(a)	21,526	2,445,138
Skyline Champion Corp.(a)*	2,788	76,335
Steven Madden Ltd.(a)	13,135	445,933
Tapestry, Inc.†	82,091	2,604,747
TopBuild Corp.†(a)*	25,778	2,133,387
Under Armour, Inc., Class C(a)*	10,941	242,890
Universal Electronics, Inc.(a)*	3,009	123,429
VF Corp.†	84,370	7,369,720
Whirlpool Corp.†(a)	16,638	2,368,586

		39,369,091

Consumer Services — 3.7%
Aramark†(a)	13,407	483,456
BJ’s Restaurants, Inc.(a)	11,269	495,160
Bloomin’ Brands, Inc.†(a)	71,941	1,360,404
Career Education Corp.*	4,148	79,102
Cheesecake Factory, Inc. (The)(a)	15,222	665,506
Choice Hotels International, Inc.(a)	4,963	431,831
Cracker Barrel Old Country Store, Inc.†(a)	2,155	367,923
Darden Restaurants, Inc.†(a)(b)	13,380	1,628,747
Dave & Buster’s Entertainment, Inc.(a)	2,727	110,362
Dine Brands Global, Inc.(a)	2,592	247,458
Everi Holdings, Inc.*	44,038	525,373
frontdoor, Inc.†(a)*	38,828	1,690,959
Graham Holdings Co., Class B†	1,194	823,896
Hilton Worldwide Holdings, Inc.†(a)	10,401	1,016,594
International Game Technology PLC (United Kingdom)(a)	132,305	1,715,996
Las Vegas Sands Corp.†(b)	17,750	1,048,848
Laureate Education, Inc., Class A*	14,953	234,912
McDonald’s Corp.†	41,052	8,524,858
Norwegian Cruise Line Holdings Ltd. (Bermuda)(b)*	15,798	847,247
Planet Fitness, Inc., Class A*	4,215	305,335
Ruth’s Hospitality Group, Inc.(a)	1,250	28,388
Scientific Games Corp.(a)*	91,850	1,820,467
Service Corp. International(a)	5,150	240,917
Stars Group, Inc. (The) (Canada)*	52,166	890,474
Vail Resorts, Inc.	135	30,129

See accompanying Notes to the Quarterly Portfolio of Investments.

2

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Weight Watchers International, Inc.(a)*	75,415	$1,440,426
Wendy’s Co. (The)(a)	16,931	331,509
Wyndham Hotels & Resorts, Inc.†	16,333	910,401
Yum! Brands, Inc.†	51,245	5,671,284

		33,967,962

Energy — 7.4%
Anadarko Petroleum Corp.†	31,790	2,243,102
Antero Resources Corp.(a)*	146,450	809,868
Apergy Corp.(a)*	18,765	629,378
Berry Petroleum Corp.(a)	1,988	21,073
Cabot Oil & Gas Corp.	53,122	1,219,681
Canadian Natural Resources, Ltd. (Canada)	21,261	573,409
Chevron Corp.†	61,489	7,651,691
ConocoPhillips†(a)	125,225	7,638,725
CONSOL Energy, Inc.†(a)*	12,881	342,763
Core Laboratories NV (Netherlands)†	22,497	1,176,143
Crescent Point Energy Corp. (Canada)(a)	62,819	207,303
CVR Energy, Inc.†(a)	28,306	1,415,017
Delek US Holdings, Inc.†(a)	67,646	2,741,016
Devon Energy Corp.†(a)	101,656	2,899,229
EQT Corp.(a)	68,489	1,082,811
Exxon Mobil Corp.†(a)	49,540	3,796,250
FTS International, Inc.†*	135,721	757,323
Gulfport Energy Corp.(a)*	136,058	668,045
Halliburton Co.†(a)	154,266	3,508,009
Helmerich & Payne, Inc.†	29,857	1,511,361
HollyFrontier Corp.†	18,917	875,479
Kinder Morgan, Inc.†	155,587	3,248,657
Marathon Oil Corp.†	92,282	1,311,327
Nabors Industries Ltd. (Bermuda)†(a)	959,227	2,781,758
National Oilwell Varco, Inc.(a)	43,110	958,335
Newpark Resources, Inc.(a)*	28,647	212,561
Oceaneering International, Inc.(a)*	25,787	525,797
Oil States International, Inc.*	1,716	31,403
Patterson-UTI Energy, Inc.†	255,354	2,939,125
Phillips 66†(a)	59,315	5,548,325
ProPetro Holding Corp.†*	15,068	311,908
QEP Resources, Inc.(a)*	34,681	250,744
Range Resources Corp.(a)	67,166	468,819
RPC, Inc.(a)	30,548	220,251
Schlumberger Ltd. (Curacao)	23,201	922,008

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Select Energy Services, Inc., Class A*	964	$11,192
Southwestern Energy Co.(a)*	282,762	893,528
Valero Energy Corp.†(a)	66,453	5,689,041

		68,092,455

Food & Staples Retailing — 2.3%
BJ’s Wholesale Club Holdings, Inc.(a)*	28,165	743,556
Casey’s General Stores, Inc.(a)	1,662	259,255
Ingles Markets, Inc., Class A(a)	72	2,241
Kroger Co. (The)(a)	23,962	520,215
Sprouts Farmers Market, Inc.(a)*	62,420	1,179,114
Sysco Corp.†(b)	70,980	5,019,706
US Foods Holding Corp.*	4,794	171,433
Walgreens Boots Alliance, Inc.(b)	153,025	8,365,877
Walmart, Inc.†(a)(b)	45,759	5,055,912

		21,317,309

Food, Beverage & Tobacco — 5.0%
Altria Group, Inc.†	130,956	6,200,767
Bunge Ltd. (Bermuda)†(a)	25,003	1,392,917
Campbell Soup Co.(a)	62,254	2,494,518
Constellation Brands, Inc., Class A	3,247	639,464
General Mills, Inc.†	118,971	6,248,357
Hershey Co. (The)†	38,500	5,160,155
Hormel Foods Corp.(a)	68,464	2,775,531
JM Smucker Co. (The)	2,959	340,847
John B. Sanfilippo & Son, Inc.	150	11,954
Kellogg Co.(a)	18,439	987,777
Keurig Dr Pepper, Inc.(a)	8,133	235,044
Kraft Heinz Co. (The)†(b)	198,231	6,153,090
McCormick & Co., Inc., non-voting shares†(a)	15,101	2,340,806
Molson Coors Brewing Co., Class B†	11,264	630,784
Mondelez International, Inc., Class A†(b)	46,257	2,493,252
Philip Morris International, Inc.†	30,200	2,371,606
Pilgrim’s Pride Corp.(a)(b)*	61,744	1,567,680
Tootsie Roll Industries, Inc.(a)	444	16,397
TreeHouse Foods, Inc.†*	4,408	238,473
Tyson Foods, Inc., Class A†(a)(b)	38,929	3,143,127
Universal Corp.	5,401	328,219
Vector Group Ltd.(a)	51,840	505,440

		46,276,205

See accompanying Notes to the Quarterly Portfolio of Investments.

3

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — 8.7%
Align Technology, Inc.(a)*	5,601	$1,532,994
Allscripts Healthcare Solutions, Inc.(a)*	207,915	2,418,051
Amedisys, Inc.(a)*	3,173	385,234
AmerisourceBergen Corp.†(a)	27,668	2,358,974
Anthem, Inc.	76	21,448
Baxter International, Inc.†	4,876	399,344
Cardinal Health, Inc.†(a)(b)	63,818	3,005,828
Centene Corp.†(b)*	93,043	4,879,175
Corindus Vascular Robotics, Inc.(a)*	1,761	5,248
CryoLife, Inc.*	154	4,609
CVS Health Corp.†	175,325	9,553,459
Danaher Corp.†	11,772	1,682,454
DENTSPLY SIRONA, Inc.†(a)(b)	38,602	2,252,813
HCA Healthcare, Inc.	10	1,352
HealthEquity, Inc.(a)*	17,182	1,123,703
Henry Schein, Inc.(a)*	56,039	3,917,126
Hill-Rom Holdings, Inc.†(a)	20,122	2,105,164
HMS Holdings Corp.†(a)*	98,163	3,179,500
Hologic, Inc.†*	10,871	522,025
Humana, Inc.†(a)	12,363	3,279,904
Integer Holdings Corp.†*	28,534	2,394,573
Integra LifeSciences Holdings Corp.(a)*	15,508	866,122
Laboratory Corp. of America Holdings†(b)*	18,594	3,214,903
LivaNova PLC (United Kingdom)†*	39,173	2,818,889
Masimo Corp.†*	3,279	487,981
McKesson Corp.†(b)	28,459	3,824,605
MEDNAX, Inc.(a)*	29,377	741,182
Medtronic PLC (Ireland)†	37,662	3,667,902
Natus Medical, Inc.(a)*	22,786	585,372
NextGen Healthcare, Inc.(a)*	15,164	301,764
Novocure Ltd. (Jersey)(a)*	13,241	837,228
Omnicell, Inc.(a)*	17,663	1,519,548
Quest Diagnostics, Inc.†(a)	20,761	2,113,677
Select Medical Holdings Corp.(a)*	22,286	353,679
STERIS PLC (Ireland)†(a)	21,747	3,237,693
Tivity Health, Inc.(a)*	14,388	236,539
UnitedHealth Group, Inc.†	14,046	3,427,365
Universal Health Services, Inc., Class B†(a)	30,003	3,912,091
Varex Imaging Corp.(a)*	14,990	459,444

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Veeva Systems, Inc., Class A†*	12,157	$1,970,771
West Pharmaceutical Services, Inc.(a)	10,239	1,281,411

		80,881,144

Household & Personal Products — 1.4%
Avon Products, Inc.(b)*	60,468	234,616
Church & Dwight Co., Inc.(b)	5,997	438,141
Colgate-Palmolive Co.†(b)	55,353	3,967,150
Coty, Inc., Class A(a)	23,067	309,098
Estee Lauder Cos., Inc. (The), Class A†(a)	19,665	3,600,858
Inter Parfums, Inc.	3,839	255,255
Kimberly-Clark Corp.†(a)	8,920	1,188,858
Procter & Gamble Co. (The)†(b)	23,594	2,587,082

		12,581,058

Materials — 5.2%
Avery Dennison Corp.(a)	2,835	327,953
CF Industries Holdings, Inc.†	45,119	2,107,508
Corteva, Inc.(b)*	100,556	2,973,441
Domtar Corp.†	5,310	236,454
Dow, Inc.†	107,322	5,292,048
DuPont de Nemours, Inc.†	108,463	8,142,317
Eagle Materials, Inc.†(a)(b)	36,450	3,378,915
Eastman Chemical Co.†	32,236	2,508,928
Element Solutions, Inc.(a)*	85,234	881,320
H.B. Fuller Co.(a)	30,538	1,416,963
Innospec, Inc.†(a)	12,186	1,111,851
International Paper Co.†(a)(b)	103,167	4,469,194
Koppers Holdings, Inc.*	7,384	216,794
Kraton Corp.†(a)*	47,501	1,475,856
Kronos Worldwide, Inc.(a)	25,433	389,634
Methanex Corp. (Canada)†	25,525	1,160,366
Minerals Technologies, Inc.(a)	6,824	365,152
Nucor Corp.	37,931	2,089,998
Olin Corp.†(a)(b)	103,801	2,274,280
Packaging Corp. of America†	22,818	2,175,012
PolyOne Corp.†(b)	22,992	721,719
PQ Group Holdings, Inc.(a)*	179	2,837
Reliance Steel & Aluminum Co.(a)	3,776	357,285
Sealed Air Corp.(a)	5,907	252,701
Silgan Holdings, Inc.(a)	6,963	213,068
Summit Materials, Inc., Class A†(a)*	38,056	732,578
Trinseo SA (Luxembourg)†(a)	34,092	1,443,455
US Concrete, Inc.*	1,269	63,057
Verso Corp., Class A(a)(b)*	65,112	1,240,384

See accompanying Notes to the Quarterly Portfolio of Investments.

4

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Warrior Met Coal, Inc.	2,153	$56,236
WR Grace & Co.	7,348	559,256

		48,636,560

Media & Entertainment — 4.9%
Activision Blizzard, Inc.†(b)	144,723	6,830,926
Alphabet, Inc., Class A†*	261	282,611
AMC Networks, Inc., Class A(a)*	10,479	571,001
Cars.com, Inc.(a)*	131,146	2,586,199
CBS Corp., Class B, non-voting shares†	42,708	2,131,129
Discovery, Inc., Class A(a)*	54,979	1,687,855
DISH Network Corp., Class A†(a)*	95,090	3,652,407
Facebook, Inc., Class A†*	18,848	3,637,664
Fox Corp., Class A(b)	144,096	5,279,678
Gray Television, Inc.†*	42,617	698,493
Interpublic Group of Cos., Inc. (The)†(a)	45,093	1,018,651
John Wiley & Sons, Inc., Class A(a)	5,690	260,943
Lions Gate Entertainment Corp., Class B (Canada)	19,968	231,828
Loral Space & Communications, Inc.*	78	2,692
Meredith Corp.(a)	5,507	303,215
MSG Networks, Inc., Class A†(a)*	23,529	487,991
New York Times Co. (The), Class A(a)	12,085	394,213
News Corp., Class A(a)(b)	70,331	948,765
Nexstar Media Group, Inc., Class A(a)	5,939	599,839
Omnicom Group, Inc.(a)(b)	41,364	3,389,780
QuinStreet, Inc.(a)*	56,566	896,571
Scholastic Corp.(a)	965	32,077
TEGNA, Inc.(a)	6,443	97,611
Tribune Media Co., Class A(a)	12,766	590,045
Twitter, Inc.†*	174,687	6,096,576
Viacom, Inc., Class B†	93,572	2,794,996

		45,503,756

Pharmaceuticals, Biotechnology & Life Sciences — 10.5%
AbbVie, Inc.†(a)	84,336	6,132,914
Alexion Pharmaceuticals, Inc.†*	11,970	1,567,831
Allergan PLC (Ireland)†(b)	9,838	1,647,176
Amgen, Inc.†	29,243	5,388,900
Anika Therapeutics, Inc.*	369	14,989
Arena Pharmaceuticals, Inc.(a)*	7,264	425,888
Arrowhead Pharmaceuticals, Inc.(a)*	13,317	352,900
Bausch Health Cos, Inc. (Canada)(a)*	53,504	1,349,371
Biogen, Inc.†*	30,782	7,198,986

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Bio-Rad Laboratories, Inc., Class A*	1,219	$381,047
Bio-Techne Corp.	371	77,350
Bristol-Myers Squibb Co.†(a)	230,112	10,435,579
Bruker Corp.†	53,477	2,671,176
Celgene Corp.†(b)*	117,279	10,841,271
Eagle Pharmaceuticals, Inc.*	4,490	250,003
Eli Lilly & Co.†(a)(b)	74,588	8,263,605
Enanta Pharmaceuticals, Inc.(a)*	7,437	627,534
Exelixis, Inc.†(a)*	17,330	370,342
Gilead Sciences, Inc.†	54,397	3,675,061
Horizon Therapeutics PLC (Ireland)(a)*	35,549	855,309
Innoviva, Inc.(a)*	36,606	532,983
Ionis Pharmaceuticals, Inc.(a)*	35,499	2,281,521
Jazz Pharmaceuticals PLC (Ireland)(a)*	2,278	324,752
Johnson & Johnson†(b)	41,546	5,786,527
Ligand Pharmaceuticals, Inc.(a)*	9,333	1,065,362
Mallinckrodt PLC (Ireland)(a)*	72,702	667,404
Medpace Holdings, Inc.†(a)*	44,296	2,897,844
Merck & Co., Inc.†	64,590	5,415,872
Mettler-Toledo International, Inc.(a)*	829	696,360
Pacira BioSciences, Inc.*	9,845	428,159
Perrigo Co. PLC (Ireland)†(a)	43,230	2,058,613
Pfizer, Inc.†(a)	75,635	3,276,508
PRA Health Sciences, Inc.†(b)*	14,533	1,440,947
Regeneron Pharmaceuticals, Inc.†(b)*	5,949	1,862,037
Supernus Pharmaceuticals, Inc.(a)*	22,596	747,702
Thermo Fisher Scientific, Inc.(b)	1,792	526,275
United Therapeutics Corp.*	6,996	546,108
Veracyte, Inc.(a)*	6,757	192,642
Voyager Therapeutics, Inc.*	96	2,613
Waters Corp.†(a)(b)*	18,298	3,938,462

		97,215,923

Retailing — 8.6%
1-800-Flowers.com, Inc., Class A*	983	18,559
Abercrombie & Fitch Co., Class A(a)	59,090	947,804
Advance Auto Parts, Inc.(a)(b)	11,770	1,814,228
American Eagle Outfitters, Inc.(a)	95,373	1,611,804
Asbury Automotive Group, Inc.(a)*	4,357	367,469
AutoNation, Inc.(a)*	16,216	680,099
AutoZone, Inc.†(a)(b)*	2,490	2,737,680

See accompanying Notes to the Quarterly Portfolio of Investments.

5

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Bed Bath & Beyond, Inc.(a)	15,656	$181,923
Best Buy Co., Inc.†(b)	38,231	2,665,848
Children’s Place, Inc. (The)(a)	2,241	213,747
Core-Mark Holding Co., Inc.†(a)	14,680	583,090
Dillard’s, Inc., Class A(a)	13,141	818,421
Dollar General Corp.†(b)	39,832	5,383,693
Dollar Tree, Inc.†*	44,732	4,803,769
eBay, Inc.†	173,611	6,857,634
Etsy, Inc.(a)*	3,138	192,579
Foot Locker, Inc.(a)	68,101	2,854,794
Genesco, Inc.(a)*	21,315	901,411
Group 1 Automotive, Inc.†(a)	21,734	1,779,797
Groupon, Inc.*	40,766	145,942
Home Depot, Inc. (The)†(b)	35,007	7,280,406
Kohl’s Corp.(a)	44,242	2,103,707
L Brands, Inc.(a)	95,945	2,504,164
LKQ Corp.†*	97,731	2,600,622
Lowe’s Cos., Inc.(b)	33,303	3,360,606
Macy’s, Inc.(a)	36,988	793,762
Michaels Cos., Inc. (The)(a)*	99,518	865,807
Murphy USA, Inc.(a)*	4,915	413,007
Nordstrom, Inc.(a)	10,947	348,771
Office Depot, Inc.†	464,093	956,032
O’Reilly Automotive, Inc.†(a)*	862	318,354
Qurate Retail, Inc.(b)*	87,554	1,084,794
RH(a)*	14,263	1,648,803
Ross Stores, Inc.†(a)(b)	37,866	3,753,278
Sally Beauty Holdings, Inc.(a)*	1,433	19,116
Shutterfly, Inc.(a)*	5,986	302,592
Shutterstock, Inc.	224	8,779
Signet Jewelers Ltd. (Bermuda)(a)	16,636	297,452
Stamps.com, Inc.(a)*	21,069	953,794
Target Corp.†(a)(b)	52,446	4,542,348
Tiffany & Co.(a)	21,720	2,033,861
TJX Cos., Inc. (The)†(b)	29,762	1,573,815
Ulta Beauty, Inc.†*	8,734	3,029,737
Urban Outfitters, Inc.(a)(b)*	51,316	1,167,439
Williams-Sonoma, Inc.(a)(b)	23,383	1,519,895
Zumiez, Inc.(a)*	10,096	263,506

		79,304,738

Semiconductors & Semiconductor Equipment — 6.1%
Amkor Technology, Inc.(a)*	64,514	481,274
Analog Devices, Inc.†(b)	18,171	2,050,961
Applied Materials, Inc.†(a)(b)	185,024	8,309,428

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Cree, Inc.(a)*	17,987	$1,010,510
Diodes, Inc.†(a)*	68,443	2,489,272
Impinj, Inc.*	780	22,324
Inphi Corp.(a)*	2,318	116,132
Intel Corp.†(a)(b)	46,015	2,202,738
Lam Research Corp.†(b)	39,273	7,377,040
Lattice Semiconductor Corp.(a)*	5,688	82,988
Maxim Integrated Products, Inc.(a)	13,309	796,144
Microchip Technology, Inc.(a)	26,262	2,276,915
Micron Technology, Inc.†(b)*	212,523	8,201,263
Nanometrics, Inc.(a)*	25,671	891,040
ON Semiconductor Corp.†*	8,877	179,404
Qorvo, Inc.†(a)*	60,744	4,046,158
QUALCOMM, Inc.†	29,521	2,245,662
Skyworks Solutions, Inc.(b)	43,938	3,395,089
SMART Global Holdings, Inc. (Cayman Islands)(a)*	12,229	281,145
Teradyne, Inc.(a)	28,678	1,373,963
Texas Instruments, Inc.†(a)	9,956	1,142,551
Versum Materials, Inc.†(a)	40,326	2,080,015
Xilinx, Inc.†	45,659	5,384,109
Xperi Corp.(a)	23,213	477,956

		56,914,081

Software & Services — 14.3%
Accenture PLC, Class A (Ireland)†(b)	40,022	7,394,865
ACI Worldwide, Inc.†(a)*	62,975	2,162,562
Alarm.com Holdings, Inc.†(a)*	24,090	1,288,815
Alliance Data Systems Corp.†	8,965	1,256,265
Alteryx, Inc., Class A(a)*	9,111	994,192
Amdocs, Ltd. (Guernsey)†	21,465	1,332,762
ANSYS, Inc.†*	6,731	1,378,643
Appfolio, Inc., Class A†(a)*	5,552	567,803
Aspen Technology, Inc.†*	28,216	3,506,685
Autodesk, Inc.†*	2,778	452,536
Automatic Data Processing, Inc.†	32,142	5,314,037
Avalara, Inc.*	392	28,302
Avaya Holdings Corp.(a)*	43,502	518,109
Blackbaud, Inc.(a)	11,449	955,992
Booz Allen Hamilton Holding Corp.(a)	8,028	531,534
Broadridge Financial Solutions, Inc.†(a)	10,819	1,381,370
CACI International, Inc., Class A(a)*	2,612	534,389

See accompanying Notes to the Quarterly Portfolio of Investments.

6

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Cadence Design Systems, Inc.†(a)*	38,198	$2,704,800
Cardtronics PLC, Class A (United Kingdom)(a)*	1,168	31,910
CDK Global, Inc.†	34,346	1,698,066
Cision Ltd. (Cayman Islands)†*	65,352	766,579
Citrix Systems, Inc.†	13,823	1,356,589
CommVault Systems, Inc.*	17,489	867,804
Descartes Systems Group, Inc. (The) (Canada)*	929	34,327
DXC Technology Co.†	73,701	4,064,610
Endurance International Group Holdings, Inc.(a)*	49,170	236,016
Fair Isaac Corp.†*	4,361	1,369,441
Fidelity National Information Services, Inc.†(a)	5,495	674,127
FleetCor Technologies, Inc.†(a)*	14,120	3,965,602
Fortinet, Inc.†(b)*	20,151	1,548,201
Globant SA (Luxembourg)†*	19,128	1,932,884
GoDaddy, Inc., Class A*	601	42,160
GTT Communications, Inc.(a)*	34,503	607,253
International Business Machines Corp.†(b)	73,371	10,117,861
Intuit, Inc.†(a)	33,768	8,824,591
j2 Global, Inc.(a)	11,272	1,001,968
Leidos Holdings, Inc.(a)	15,416	1,230,968
LiveRamp Holdings, Inc.†(a)*	25,749	1,248,312
Manhattan Associates, Inc.†(a)*	19,439	1,347,706
Mastercard, Inc., Class A	5,428	1,435,869
Microsoft Corp.†(b)	25,974	3,479,477
MobileIron, Inc.*	3,427	21,247
MongoDB, Inc.(a)*	8,869	1,348,886
Monotype Imaging Holdings, Inc.	13,733	231,264
Nuance Communications, Inc.†(a)*	200,516	3,202,241
Open Text Corp. (Canada)†	61,541	2,535,489
Oracle Corp.†(b)	131,041	7,465,406
Palo Alto Networks, Inc.†*	3,858	786,106
Paychex, Inc.†(b)	76,564	6,300,452
Paycom Software, Inc.†(a)*	15,175	3,440,476
Paylocity Holding Corp.(a)*	16,576	1,555,160
Progress Software Corp.†(b)	32,961	1,437,759
Qualys, Inc.†(a)*	29,304	2,551,792
Red Hat, Inc.†(b)*	19,189	3,602,927
salesforce.com, Inc.*	13,668	2,073,846

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
ServiceNow, Inc.(a)*	1,053	$289,122
Shopify, Inc., Class A (Canada)*	1,185	355,678
SPS Commerce, Inc.†*	21,783	2,226,440
SS&C Technologies Holdings, Inc.†	26,279	1,513,933
Synopsys, Inc.*	644	82,876
Total System Services, Inc.†	15,448	1,981,515
Upland Software, Inc.(a)*	11,851	539,576
Verint Systems, Inc.†(a)*	36,560	1,966,197
VeriSign, Inc.†*	3,915	818,861
Visa, Inc., Class A(a)	17,374	3,015,258
VMware, Inc., Class A†	5,693	951,927
Western Union Co. (The)(a)	117,105	2,329,218

		132,809,634

Technology Hardware & Equipment — 10.4%
Acacia Communications, Inc.*	38,193	1,801,182
Amphenol Corp., Class A†	59,739	5,731,360
Apple, Inc.†(b)	63,861	12,639,369
Arista Networks, Inc.*	4,705	1,221,512
Avnet, Inc.(a)	45,671	2,067,526
AVX Corp.(a)	18,077	300,078
Badger Meter, Inc.(a)	9,794	584,604
Belden, Inc.†(a)	34,812	2,073,751
Casa Systems, Inc.(a)*	37,336	240,070
Ciena Corp.(a)*	43,635	1,794,708
Cisco Systems, Inc.†(b)	168,129	9,201,700
Coherent, Inc.(a)*	9,872	1,346,245
CommScope Holding Co., Inc.†*	12,601	198,214
Comtech Telecommunications Corp.(a)	963	27,070
Diebold Nixdorf, Inc.(a)*	106,238	973,140
EchoStar Corp., Class A†*	47,350	2,098,552
F5 Networks, Inc.†(a)*	25,418	3,701,623
Fabrinet (Cayman Islands)*	10,855	539,168
FLIR Systems, Inc.(b)	14,262	771,574
Hewlett Packard Enterprise Co.†(b)	277,744	4,152,273
HP, Inc.†	286,118	5,948,393
Insight Enterprises, Inc.†(a)*	13,859	806,594
Itron, Inc.†*	6,820	426,727
Juniper Networks, Inc.†	108,113	2,879,049
Keysight Technologies, Inc.†*	31,754	2,851,827
Methode Electronics, Inc.	825	23,570
Motorola Solutions, Inc.†(a)	43,429	7,240,917
NCR Corp.(a)*	14,434	448,897
NetApp, Inc.†	68,629	4,234,409

See accompanying Notes to the Quarterly Portfolio of Investments.

7

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
OSI Systems, Inc.(a)*	9,235	$1,040,138
Rogers Corp.(a)*	1,857	320,481
Seagate Technology PLC (Ireland)†	69,210	3,261,175
TE Connectivity Ltd. (Switzerland)†(a)(b)	43,685	4,184,149
Tech Data Corp.(a)*	9,384	981,566
Vishay Intertechnology, Inc.†(a)	189,053	3,123,156
Xerox Corp.†(a)(b)	165,302	5,853,344
Zebra Technologies Corp., Class A†*	5,336	1,117,839

		96,205,950

Telecommunication Services — 2.0%
AT&T, Inc.(b)	76,779	2,572,864
CenturyLink, Inc.†(a)	284,678	3,347,813
Cogent Communications Holdings, Inc.(a)	7,161	425,077
Intelsat SA (Luxembourg)(a)*	60,849	1,183,513
Rogers Communications, Inc., Class B (Canada)†	31,518	1,686,843
United States Cellular Corp.*	448	20,012
Verizon Communications, Inc.†(a)(b)	130,240	7,440,611
Zayo Group Holdings, Inc.†*	44,188	1,454,227

		18,130,960

Transportation — 5.1%
ArcBest Corp.(a)(b)	56,515	1,588,637
CH Robinson Worldwide, Inc.†(a)	31,322	2,642,011
CSX Corp.†(a)	119,412	9,238,906
Delta Air Lines, Inc.†(a)(b)	19,910	1,129,892
Echo Global Logistics, Inc.(a)*	31,943	666,650
Expeditors International of Washington, Inc.†(a)	29,038	2,202,823
FedEx Corp.†(a)	20,999	3,447,826
Forward Air Corp.(a)	720	42,588
Genesee & Wyoming, Inc., Class A†*	1,320	132,000
Hub Group, Inc., Class A†*	16,396	688,304
Kansas City Southern†(a)	28,191	3,434,228
Knight-Swift Transportation Holdings, Inc.(a)	40,234	1,321,285
Landstar System, Inc.(a)	14,153	1,528,382
Marten Transport Ltd.(a)	11,532	209,306
Norfolk Southern Corp.†	30,205	6,020,763
Old Dominion Freight Line, Inc.(a)	2,568	383,300
Schneider National, Inc., Class B(a)(b)	69,715	1,271,602
Southwest Airlines Co.†	77,494	3,935,145
Union Pacific Corp.†	36,766	6,217,498

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
XPO Logistics, Inc.(a)*	18,414	$1,064,513

		47,165,659

Utilities — 0.2%
NRG Energy, Inc.(a)	44,704	1,570,004

TOTAL COMMON STOCKS (Cost $1,022,170,208)		1,115,556,768

	Par Value
CORPORATE BONDS AND NOTES — 0.0%
Capital Goods — 0.0%
Mueller Industries, Inc. 6.00%, 03/01/2027(b)	$785	787

TOTAL CORPORATE BONDS AND NOTES (Cost $785)		787

TOTAL LONG POSITIONS - 120.5%		1,115,557,555

(Cost $1,022,170,993)

	Number of Shares
SHORT POSITIONS — (60.5)%
COMMON STOCKS — (60.5)%
Automobiles & Components — (1.4)%
Adient PLC (Ireland)	(146,978)	(3,567,156)
American Axle & Manufacturing Holdings, Inc.*	(16,010)	(204,288)
Cooper Tire & Rubber Co.	(15,163)	(478,393)
Delphi Technologies PLC (Jersey)	(168)	(3,360)
Dorman Products, Inc.*	(19,896)	(1,733,737)
Fox Factory Holding Corp.*	(11,960)	(986,820)
Harley-Davidson, Inc.	(46,335)	(1,660,183)
LCI Industries	(11,644)	(1,047,960)
Standard Motor Products, Inc.	(9,676)	(438,710)
Tenneco, Inc., Class A	(48,550)	(538,420)
Tesla, Inc.*	(4,756)	(1,062,776)
Visteon Corp.*	(12,741)	(746,368)
Winnebago Industries, Inc.	(8,625)	(333,356)

		(12,801,527)

Capital Goods — (8.6)%
AAON, Inc.	(26,985)	(1,354,107)
AAR Corp.	(39,545)	(1,454,861)
AECOM*	(23,662)	(895,607)
Aegion Corp.*	(875)	(16,100)

See accompanying Notes to the Quarterly Portfolio of Investments.

8

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Aerovironment, Inc.*	(450)	$(25,546)
Alamo Group, Inc.	(6,443)	(643,849)
Ameresco, Inc., Class A*	(2,655)	(39,108)
American Woodmark Corp.*	(10,322)	(873,448)
Arcosa, Inc.	(18,561)	(698,450)
Argan, Inc.	(24,922)	(1,010,836)
Astec Industries, Inc.	(20,943)	(681,904)
Axon Enterprise, Inc.*	(20,631)	(1,324,717)
Beacon Roofing Supply, Inc.*	(27,978)	(1,027,352)
Bloom Energy Corp., Class A*	(92,427)	(1,134,079)
Blue Bird Corp.*	(121)	(2,382)
Briggs & Stratton Corp.	(29,296)	(299,991)
BWX Technologies, Inc.	(7,836)	(408,256)
Chart Industries, Inc.*	(26,254)	(2,018,407)
CIRCOR International, Inc.*	(20,935)	(963,010)
Colfax Corp.*	(21,558)	(604,271)
Cubic Corp.	(30,013)	(1,935,238)
Douglas Dynamics, Inc.	(207)	(8,237)
DXP Enterprises, Inc.*	(65)	(2,463)
Dycom Industries, Inc.*	(4,090)	(240,778)
EnerSys	(39,845)	(2,729,382)
Enphase Energy, Inc.*	(45,112)	(822,392)
ESCO Technologies, Inc.	(4,879)	(403,103)
Evoqua Water Technologies Corp.*	(130,938)	(1,864,557)
Federal Signal Corp.	(15,910)	(425,592)
Fortune Brands Home & Security, Inc.	(11,175)	(638,428)
Generac Holdings, Inc.*	(2,859)	(198,443)
Gibraltar Industries, Inc.*	(790)	(31,884)
Granite Construction, Inc.	(14,833)	(714,654)
Griffon Corp.	(5,773)	(97,679)
Helios Technologies, Inc.	(7,709)	(357,775)
Hyster-Yale Materials Handling, Inc.	(9,688)	(535,359)
Jacobs Engineering Group, Inc.	(7,520)	(634,613)
JELD-WEN Holding, Inc.*	(36,041)	(765,150)
Kadant, Inc.	(3,596)	(326,553)
Kennametal, Inc.	(37,449)	(1,385,239)
Kratos Defense & Security Solutions, Inc.*	(71,761)	(1,642,609)
Lennox International, Inc.	(1,858)	(510,950)
Lindsay Corp.	(9,655)	(793,738)
Moog, Inc., Class A	(2,731)	(255,649)
MSC Industrial Direct Co., Inc., Class A	(4,555)	(338,254)
Mueller Water Products, Inc., Class A	(145,228)	(1,426,139)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
MYR Group, Inc.*	(1,998)	$(74,625)
Nordson Corp.	(9,758)	(1,378,903)
Northrop Grumman Corp.	(11,846)	(3,827,561)
NOW, Inc.*	(21,758)	(321,148)
Owens Corning	(39,933)	(2,324,101)
Patrick Industries, Inc.*	(13,772)	(677,445)
Pentair PLC (Ireland)	(104,268)	(3,878,770)
PGT Innovations, Inc.*	(59,282)	(991,195)
Primoris Services Corp.	(25,299)	(529,508)
Proto Labs, Inc.*	(5,673)	(658,181)
Quanta Services, Inc.	(53,558)	(2,045,380)
Raven Industries, Inc.	(16,803)	(602,892)
RBC Bearings, Inc.*	(7,160)	(1,194,360)
REV Group, Inc.	(62,169)	(895,855)
Rush Enterprises, Inc., Class A	(8,454)	(308,740)
SiteOne Landscape Supply, Inc.*	(7,388)	(511,988)
Stanley Black & Decker, Inc.	(2,005)	(289,943)
Sunrun, Inc.*	(149,288)	(2,800,643)
Terex Corp.	(58,616)	(1,840,542)
Thermon Group Holdings, Inc.*	(9,675)	(248,164)
Toro Co. (The)	(19,100)	(1,277,790)
TPI Composites, Inc.*	(7,541)	(186,414)
TransDigm Group, Inc.*	(8,114)	(3,925,553)
Trex Co., Inc.*	(64,340)	(4,613,178)
TriMas Corp.*	(159)	(4,924)
Triumph Group, Inc.	(51,971)	(1,190,136)
Tutor Perini Corp.*	(12,265)	(170,116)
Universal Forest Products, Inc.	(20,515)	(780,801)
Vivint Solar, Inc.*	(72,198)	(527,045)
Wabtec Corp.	(72,439)	(5,198,223)
Welbilt, Inc.*	(40,684)	(679,423)
Wesco Aircraft Holdings, Inc.*	(55,279)	(613,597)
WillScot Corp.*	(40,543)	(609,767)

		(79,738,050)

Commercial & Professional Services — (2.2)%
ADT, Inc.	(83,589)	(511,565)
Advanced Disposal Services, Inc.*	(63,104)	(2,013,649)
Brady Corp., Class A	(16,645)	(820,931)
Casella Waste Systems, Inc., Class A*	(49,630)	(1,966,837)
Cimpress NV (Netherlands)*	(13,268)	(1,205,929)
Copart, Inc.*	(24,371)	(1,821,489)
Equifax, Inc.	(18,357)	(2,482,601)
Exponent, Inc.	(14,430)	(844,732)

See accompanying Notes to the Quarterly Portfolio of Investments.

9

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Heritage-Crystal Clean, Inc.*	(8,673)	$(228,187)
Herman Miller, Inc.	(22,252)	(994,664)
HNI Corp.	(13,002)	(460,011)
Insperity, Inc.	(1,691)	(206,539)
Interface, Inc.	(23,459)	(359,626)
KAR Auction Services, Inc.	(46,039)	(1,150,975)
Kelly Services, Inc., Class A	(7,900)	(206,901)
MSA Safety, Inc.	(13,947)	(1,469,874)
Multi-Color Corp.	(7,388)	(369,178)
Navigant Consulting, Inc.	(11,761)	(272,738)
Team, Inc.*	(48,500)	(743,020)
Upwork, Inc.*	(40,910)	(657,833)
US Ecology, Inc.	(19,682)	(1,171,866)
Viad Corp.	(3,112)	(206,139)

		(20,165,284)

Consumer Durables & Apparel — (1.6)%
Acushnet Holdings Corp.	(6,310)	(165,701)
American Outdoor Brands Corp.*	(160,703)	(1,447,934)
Brunswick Corp.	(29,732)	(1,364,401)
Callaway Golf Co.	(57,409)	(985,138)
Canada Goose Holdings, Inc. (Canada)*	(26,931)	(1,043,038)
Gildan Activewear, Inc. (Canada)	(38,043)	(1,471,503)
GoPro, Inc., Class A*	(71,520)	(390,499)
Installed Building Products, Inc.*	(4,473)	(264,891)
iRobot Corp.*	(3,582)	(328,254)
Johnson Outdoors, Inc., Class A	(4,513)	(336,534)
Leggett & Platt, Inc.	(37,403)	(1,435,153)
Malibu Boats, Inc., Class A*	(14,730)	(572,260)
Oxford Industries, Inc.	(10,321)	(782,332)
Sturm Ruger & Co., Inc.	(802)	(43,693)
Tupperware Brands Corp.	(25,164)	(478,871)
Wolverine World Wide, Inc.	(134,456)	(3,702,918)

		(14,813,120)

Consumer Services — (2.9)%
Carnival Corp. (Panama)	(46,438)	(2,161,689)
Churchill Downs, Inc.	(25,062)	(2,883,884)
Eldorado Resorts, Inc.*	(42,228)	(1,945,444)
Grand Canyon Education, Inc.*	(16,608)	(1,943,468)
Houghton Mifflin Harcourt Co.*	(30,436)	(175,311)
Hyatt Hotels Corp., Class A	(15,408)	(1,173,011)
International Speedway Corp., Class A	(7,031)	(315,622)
K12, Inc.*	(19,953)	(606,771)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
MGM Resorts International	(55,976)	$(1,599,234)
Monarch Casino & Resort, Inc.*	(10,063)	(430,093)
OneSpaWorld Holdings Ltd. (Bahamas)*	(52,634)	(815,827)
Papa John’s International, Inc.	(42,249)	(1,889,375)
Red Rock Resorts, Inc., Class A	(23,454)	(503,792)
Regis Corp.*	(22,236)	(369,118)
Restaurant Brands International, Inc. (Canada)	(21,521)	(1,496,570)
Royal Caribbean Cruises Ltd. (Liberia)	(5,398)	(654,292)
Shake Shack, Inc., Class A*	(50,315)	(3,632,743)
Six Flags Entertainment Corp.	(26,883)	(1,335,547)
Strategic Education, Inc.	(1,196)	(212,888)
Texas Roadhouse, Inc.	(3,617)	(194,124)
Wingstop, Inc.	(29,916)	(2,834,541)

		(27,173,344)

Energy — (5.2)%
Archrock, Inc.	(41,584)	(440,790)
Cameco Corp. (Canada)	(29,690)	(318,574)
Centennial Resource Development, Inc., Class A*	(103,152)	(782,924)
Cheniere Energy, Inc.*	(12,465)	(853,229)
Chesapeake Energy Corp.*	(1,108,542)	(2,161,657)
Cimarex Energy Co.	(31,159)	(1,848,663)
CNX Resources Corp.*	(158,019)	(1,155,119)
Concho Resources, Inc.	(9,406)	(970,511)
Continental Resources, Inc.*	(11,794)	(496,409)
Contura Energy, Inc.*	(8,268)	(429,109)
DHT Holdings, Inc. (Marshall Islands)	(86,369)	(510,441)
Diamond Offshore Drilling, Inc.*	(237,865)	(2,109,863)
Diamondback Energy, Inc.	(12,855)	(1,400,809)
Encana Corp. (Canada)	(733,148)	(3,761,049)
Enerplus Corp. (Canada)	(3,608)	(27,168)
EOG Resources, Inc.	(27,081)	(2,522,866)
Forum Energy Technologies, Inc.*	(140,359)	(480,028)
Green Plains, Inc.	(37,574)	(405,048)
Hess Corp.	(1,276)	(81,115)
Liberty Oilfield Services, Inc., Class A	(28,878)	(467,246)
Marathon Petroleum Corp.	(61,403)	(3,431,200)
Matador Resources Co.*	(70,264)	(1,396,848)
McDermott International, Inc. (Panama)*	(211,920)	(2,047,147)
Noble Energy, Inc.	(59,065)	(1,323,056)

See accompanying Notes to the Quarterly Portfolio of Investments.

10

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Northern Oil and Gas, Inc.*	(110,931)	$(214,097)
Par Pacific Holdings, Inc.*	(59,138)	(1,213,512)
PDC Energy, Inc.*	(18)	(649)
Renewable Energy Group, Inc.*	(32,735)	(519,177)
SemGroup Corp., Class A	(64,800)	(777,600)
Ship Finance International Ltd. (Bermuda)	(152,426)	(1,906,849)
SM Energy Co.	(44,001)	(550,893)
Solaris Oilfield Infrastructure, Inc., Class A	(73,113)	(1,095,233)
Targa Resources Corp.	(101,126)	(3,970,207)
TechnipFMC PLC (United Kingdom)	(30,664)	(795,424)
Tellurian, Inc.*	(36,998)	(290,434)
Transocean Ltd. (Switzerland)*	(130,726)	(837,954)
Unit Corp.*	(351)	(3,120)
US Silica Holdings, Inc.	(123,176)	(1,575,421)
Vermilion Energy, Inc. (Canada)	(1,775)	(38,571)
Whiting Petroleum Corp.*	(29,089)	(543,383)
Williams Cos., Inc. (The)	(60,001)	(1,682,428)
WPX Energy, Inc.*	(230,298)	(2,650,730)

		(48,086,551)

Food & Staples Retailing — (0.6)%
Chefs’ Warehouse, Inc. (The)*	(6,070)	(212,875)
Costco Wholesale Corp.	(3,778)	(998,374)
Performance Food Group Co.*	(57,389)	(2,297,282)
PriceSmart, Inc.	(21,384)	(1,093,150)
United Natural Foods, Inc.*	(97,587)	(875,355)

		(5,477,036)

Food, Beverage & Tobacco — (2.8)%
Boston Beer Co., Inc. (The), Class A*	(1,667)	(629,726)
Calavo Growers, Inc.	(23,168)	(2,241,272)
Coca-Cola Consolidated, Inc.	(1,748)	(523,089)
Conagra Brands, Inc.	(17,061)	(452,458)
Cott Corp. (Canada)	(151,016)	(2,016,064)
Darling Ingredients, Inc.*	(62,683)	(1,246,765)
Flowers Foods, Inc.	(110,609)	(2,573,871)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(24,287)	(654,535)
Freshpet, Inc.*	(35,165)	(1,600,359)
Hain Celestial Group, Inc. (The)*	(209,457)	(4,587,108)
Hostess Brands, Inc.*	(20,760)	(299,774)
J&J Snack Foods Corp.	(9,310)	(1,498,444)
MGP Ingredients, Inc.	(22,591)	(1,498,009)
Primo Water Corp.*	(44,057)	(541,901)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Sanderson Farms, Inc.	(32,476)	$(4,434,922)
Simply Good Foods Co. (The)*	(24,018)	(578,353)
Turning Point Brands, Inc.	(4,966)	(243,235)

		(25,619,885)

Health Care Equipment & Services — (5.3)%
Abbott Laboratories	(3,929)	(330,429)
Acadia Healthcare Co., Inc.*	(82,591)	(2,886,555)
Addus HomeCare Corp.*	(24,534)	(1,838,823)
AtriCure, Inc.*	(26,607)	(793,953)
Avanos Medical, Inc.*	(17,100)	(745,731)
Axogen, Inc.*	(47,544)	(941,371)
Becton Dickinson and Co.	(6,800)	(1,713,668)
Boston Scientific Corp.*	(30,076)	(1,292,666)
Brookdale Senior Living, Inc.*	(52,389)	(377,725)
Cantel Medical Corp.	(23,356)	(1,883,428)
Cardiovascular Systems, Inc.*	(11,284)	(484,422)
Cigna Corp.	(3,434)	(541,027)
DaVita, Inc.*	(109,677)	(6,170,428)
Diplomat Pharmacy, Inc.*	(48,456)	(295,097)
Ensign Group, Inc. (The)	(23,497)	(1,337,449)
Evolent Health, Inc., Class A*	(176,497)	(1,403,151)
Globus Medical, Inc., Class A*	(10,084)	(426,553)
Guardant Health, Inc.*	(11,108)	(958,954)
Haemonetics Corp.*	(6,873)	(827,097)
HealthStream, Inc.*	(20)	(517)
Heska Corp.*	(485)	(41,307)
ICU Medical, Inc.*	(3,802)	(957,762)
Inogen, Inc.*	(8,612)	(574,937)
Inspire Medical Systems, Inc.*	(25,131)	(1,524,195)
Insulet Corp.*	(3,637)	(434,185)
Intuitive Surgical, Inc.*	(3,458)	(1,813,894)
iRhythm Technologies, Inc.*	(35,288)	(2,790,575)
Lantheus Holdings, Inc.*	(3,977)	(112,549)
LeMaitre Vascular, Inc.	(362)	(10,129)
Merit Medical Systems, Inc.*	(7,636)	(454,800)
National Research Corp.	(3,792)	(218,381)
Nevro Corp.*	(70,222)	(4,552,492)
OraSure Technologies, Inc.*	(285)	(2,645)
OrthoPediatrics Corp.*	(134)	(5,226)
Patterson Cos., Inc.	(23,329)	(534,234)
PetIQ, Inc.*	(35,085)	(1,156,402)
Providence Service Corp. (The)*	(4,093)	(234,693)
Quidel Corp.*	(1,373)	(81,446)
RadNet, Inc.*	(46,458)	(640,656)

See accompanying Notes to the Quarterly Portfolio of Investments.

11

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Stryker Corp.	(2,069)	$(425,345)
Tabula Rasa HealthCare, Inc.*	(10,537)	(526,112)
Tenet Healthcare Corp.*	(46,142)	(953,294)
US Physical Therapy, Inc.	(11,615)	(1,423,651)
ViewRay, Inc.*	(172,722)	(1,521,681)
Vocera Communications, Inc.*	(44,707)	(1,427,047)
WellCare Health Plans, Inc.*	(5,336)	(1,521,134)
Wright Medical Group NV (Netherlands)*	(11,220)	(334,580)

		(49,522,396)

Household & Personal Products — (0.6)%
Central Garden & Pet Co., Class A*	(31,643)	(779,684)
elf Beauty, Inc.*	(946)	(13,339)
Energizer Holdings, Inc.	(71,386)	(2,758,355)
Spectrum Brands Holdings, Inc.	(9,430)	(507,051)
WD-40 Co.	(8,135)	(1,293,790)

		(5,352,219)

Materials — (5.8)%
A. Schulman, Inc. CVR(c)*	(6,743)	(3,527)
AK Steel Holding Corp.*	(38,856)	(92,089)
Alamos Gold, Inc., Class A (Canada)	(46,798)	(283,128)
Albemarle Corp.	(84,113)	(5,922,396)
Axalta Coating Systems Ltd. (Bermuda)*	(7,756)	(230,896)
Barrick Gold Corp. (Canada)	(416,024)	(6,560,698)
Boise Cascade Co.	(335)	(9,417)
Cabot Corp.	(20,487)	(977,435)
Carpenter Technology Corp.	(2,371)	(113,761)
Chemours Co. (The)	(94,172)	(2,260,128)
Cleveland-Cliffs, Inc.	(186,764)	(1,992,772)
Coeur Mining, Inc.*	(96,866)	(420,398)
Crown Holdings, Inc.*	(28,613)	(1,748,254)
Freeport-McMoRan, Inc.	(427,860)	(4,967,455)
FutureFuel Corp.	(11)	(129)
GCP Applied Technologies, Inc.*	(47,393)	(1,072,978)
Graphic Packaging Holding Co.	(29,193)	(408,118)
Greif, Inc., Class A	(1,876)	(61,064)
Hecla Mining Co.	(159,344)	(286,819)
Hudbay Minerals, Inc. (Canada)	(7,726)	(41,798)
IAMGOLD Corp. (Canada)*	(27,366)	(92,497)
Ingevity Corp.*	(27,957)	(2,940,238)
Innophos Holdings, Inc.	(12,263)	(356,976)
International Flavors & Fragrances, Inc.	(11,017)	(1,598,457)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Kaiser Aluminum Corp.	(2,546)	$(248,515)
Linde PLC (Ireland)	(3,763)	(755,610)
Livent Corp.*	(88,569)	(612,897)
Louisiana-Pacific Corp.	(112,919)	(2,960,736)
LyondellBasell Industries NV, Class A (Netherlands)	(34,075)	(2,934,880)
Norbord, Inc. (Canada)	(216)	(5,355)
Novagold Resources, Inc. (Canada)*	(10,919)	(64,531)
Owens-Illinois, Inc.	(44,221)	(763,697)
Pan American Silver Corp. (Canada)	(107,053)	(1,382,054)
PH Glatfelter Co.	(26,463)	(446,695)
Royal Gold, Inc.	(7,368)	(755,146)
Sonoco Products Co.	(9,489)	(620,011)
Southern Copper Corp.	(5,703)	(221,562)
SSR Mining, Inc. (Canada)*	(15,468)	(211,448)
Teck Resources Ltd., Class B (Canada)	(115,506)	(2,663,568)
Valhi, Inc.	(346)	(1,028)
Valvoline, Inc.	(55,549)	(1,084,872)
Venator Materials PLC (United Kingdom)*	(54,658)	(289,141)
Vulcan Materials Co.	(1,849)	(253,886)
Westlake Chemical Corp.	(52,365)	(3,637,273)
Westrock Co.	(11,271)	(411,053)
Worthington Industries, Inc.	(192)	(7,730)
Yamana Gold, Inc. (Canada)	(249,544)	(628,851)

		(53,401,967)

Media & Entertainment — (1.5)%
AMC Entertainment Holdings, Inc., Class A	(65,641)	(612,431)
Cable One, Inc.	(1,852)	(2,168,673)
Entercom Communications Corp., Class A	(71,585)	(415,193)
Eventbrite, Inc., Class A*	(48,707)	(789,053)
Madison Square Garden Co. (The), Class A*	(923)	(258,385)
Marcus Corp. (The)	(7,103)	(234,115)
Rosetta Stone, Inc.*	(11,366)	(260,054)
Shaw Communications, Inc., Class B (Canada)	(305)	(6,216)
Sinclair Broadcast Group, Inc., Class A	(18,346)	(983,896)
Sirius XM Holdings, Inc.	(71,293)	(397,815)
Take-Two Interactive Software, Inc.*	(4,087)	(463,997)

See accompanying Notes to the Quarterly Portfolio of Investments.

12

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
TrueCar, Inc.*	(220,770)	$(1,205,404)
WideOpenWest, Inc.*	(57,418)	(416,855)
Yelp, Inc.*	(94,060)	(3,214,971)
Zillow Group, Inc., Class C*	(51,064)	(2,368,859)
Zynga, Inc., Class A*	(38,292)	(234,730)

		(14,030,647)

Pharmaceuticals, Biotechnology & Life Sciences — (1.7)%
Akebia Therapeutics, Inc.*	(5,906)	(28,585)
Akorn, Inc.*	(97,477)	(502,007)
Alder Biopharmaceuticals, Inc.*	(20,863)	(245,558)
AnaptysBio, Inc.*	(2,146)	(121,077)
ANI Pharmaceuticals, Inc.*	(1,015)	(83,433)
Atara Biotherapeutics, Inc.*	(5,354)	(107,669)
Aurinia Pharmaceuticals, Inc. (Canada)*	(44)	(290)
Bluebird Bio, Inc.*	(4,765)	(606,108)
Cambrex Corp.*	(30,839)	(1,443,574)
Catalent, Inc.*	(21,860)	(1,185,031)
Codexis, Inc.*	(30,154)	(555,738)
Corcept Therapeutics, Inc.*	(409)	(4,560)
Crinetics Pharmaceuticals, Inc.*	(194)	(4,850)
Denali Therapeutics, Inc.*	(5,143)	(106,769)
Eidos Therapeutics, Inc.*	(56)	(1,740)
Emergent BioSolutions, Inc.*	(137)	(6,618)
Homology Medicines, Inc.*	(4,578)	(89,591)
Insmed, Inc.*	(9,333)	(238,925)
Intercept Pharmaceuticals, Inc.*	(7,095)	(564,549)
Intersect ENT, Inc.*	(6,020)	(137,015)
Intra-Cellular Therapies, Inc.*	(39,638)	(514,501)
IQVIA Holdings, Inc.*	(1,329)	(213,836)
Luminex Corp.	(63,954)	(1,320,011)
MacroGenics, Inc.*	(28,359)	(481,252)
Myovant Sciences Ltd. (Bermuda)*	(721)	(6,525)
Myriad Genetics, Inc.*	(3,091)	(85,868)
NanoString Technologies, Inc.*	(44,579)	(1,352,973)
Nektar Therapeutics*	(17,735)	(631,011)
Omeros Corp.*	(20,326)	(318,915)
Pacific Biosciences of California, Inc.*	(330,778)	(2,001,207)
Phibro Animal Health Corp., Class A	(461)	(14,646)
REGENXBIO, Inc.*	(13,696)	(703,564)
Revance Therapeutics, Inc.*	(28,643)	(371,500)
Sangamo Therapeutics, Inc.*	(26,750)	(288,098)
Sarepta Therapeutics, Inc.*	(1,430)	(217,288)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
TherapeuticsMD, Inc.*	(132,865)	$(345,449)
Theravance Biopharma, Inc. (Cayman Islands)*	(37,239)	(608,113)
UroGen Pharma Ltd. (Israel)*	(430)	(15,454)
Zogenix, Inc.*	(6,767)	(323,327)

		(15,847,225)

Retailing — (3.5)%
Aaron’s, Inc.	(24,533)	(1,506,572)
At Home Group, Inc.*	(91,260)	(607,792)
Big Lots, Inc.	(35,237)	(1,008,131)
Burlington Stores, Inc.*	(18,795)	(3,197,969)
Caleres, Inc.	(76,057)	(1,515,055)
CarMax, Inc.*	(31,175)	(2,706,925)
Carvana Co.*	(7,430)	(465,044)
Chico’s FAS, Inc.	(177,306)	(597,521)
Designer Brands, Inc., Class A	(122,340)	(2,345,258)
Dick’s Sporting Goods, Inc.	(6,499)	(225,060)
Five Below, Inc.*	(22,502)	(2,700,690)
Floor & Decor Holdings, Inc., Class A*	(44,898)	(1,881,226)
Funko, Inc., Class A*	(13,831)	(334,987)
Genuine Parts Co.	(22,409)	(2,321,124)
GrubHub, Inc.*	(31,343)	(2,444,441)
Guess?, Inc.	(129,742)	(2,095,333)
Lithia Motors, Inc., Class A	(7,863)	(933,967)
Monro, Inc.	(6,157)	(525,192)
National Vision Holdings, Inc.*	(70,806)	(2,175,868)
Ollie’s Bargain Outlet Holdings, Inc.*	(17,525)	(1,526,603)
Party City Holdco, Inc.*	(30,969)	(227,003)
Stitch Fix, Inc., Class A*	(20,709)	(662,481)
Wayfair, Inc., Class A*	(2,235)	(326,310)

		(32,330,552)

Semiconductors & Semiconductor Equipment — (3.0)%
Advanced Energy Industries, Inc.*	(1,825)	(102,693)
Advanced Micro Devices, Inc.*	(17,931)	(544,564)
Ambarella, Inc. (Cayman Islands)*	(75,293)	(3,322,680)
Brooks Automation, Inc.	(23,716)	(918,995)
Cabot Microelectronics Corp.	(2,875)	(316,480)
CEVA, Inc.*	(10,365)	(252,388)
Entegris, Inc.	(17,690)	(660,191)
First Solar, Inc.*	(18,845)	(1,237,740)
FormFactor, Inc.*	(68,042)	(1,066,218)

See accompanying Notes to the Quarterly Portfolio of Investments.

13

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Ichor Holdings Ltd. (Cayman Islands)*	(337)	$(7,967)
KLA-Tencor Corp.	(39,891)	(4,715,116)
MACOM Technology Solutions Holdings, Inc.*	(47,775)	(722,836)
Marvell Technology Group Ltd. (Bermuda)	(118,679)	(2,832,868)
MaxLinear, Inc.*	(46,845)	(1,098,047)
MKS Instruments, Inc.	(10,172)	(792,297)
Monolithic Power Systems, Inc.	(10,337)	(1,403,558)
NVIDIA Corp.	(21,341)	(3,504,832)
Photronics, Inc.*	(56,124)	(460,217)
Power Integrations, Inc.	(7,316)	(586,597)
Rambus, Inc.*	(74,775)	(900,291)
Rudolph Technologies, Inc.*	(507)	(14,008)
Semtech Corp.*	(17,739)	(852,359)
Silicon Laboratories, Inc.*	(5,163)	(533,854)
Synaptics, Inc.*	(32,717)	(953,373)

		(27,800,169)

Software & Services — (5.2)%
2U, Inc.*	(10,163)	(382,535)
8x8, Inc.*	(103,181)	(2,486,662)
Altair Engineering, Inc., Class A*	(1,504)	(60,747)
Appian Corp.*	(54,099)	(1,951,351)
Benefitfocus, Inc.*	(59,202)	(1,607,334)
Black Knight, Inc.*	(32,574)	(1,959,326)
BlackBerry Ltd. (Canada)*	(17,518)	(130,684)
Bottomline Technologies DE, Inc.*	(8,657)	(382,986)
Box, Inc., Class A*	(36,144)	(636,496)
Carbon Black, Inc.*	(42,045)	(702,992)
Cloudera, Inc.*	(264,889)	(1,393,316)
CoreLogic, Inc.*	(23,210)	(970,874)
DocuSign, Inc.*	(29,534)	(1,468,135)
Domo, Inc., Class B*	(24,895)	(680,131)
FireEye, Inc.*	(249,876)	(3,700,663)
ForeScout Technologies, Inc.*	(25,210)	(853,611)
Gartner, Inc.*	(8,091)	(1,302,166)
Instructure, Inc.*	(29,006)	(1,232,755)
Jack Henry & Associates, Inc.	(16,051)	(2,149,550)
ManTech International Corp., Class A	(8,512)	(560,515)
MAXIMUS, Inc.	(37,273)	(2,703,783)
MicroStrategy, Inc., Class A*	(6,683)	(957,741)
Nutanix, Inc., Class A*	(120,314)	(3,120,945)
OneSpan, Inc.*	(2,013)	(28,524)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Paysign, Inc.*	(2,511)	$(33,572)
Perficient, Inc.*	(10,089)	(346,254)
Perspecta, Inc.	(13,172)	(308,357)
Pivotal Software, Inc., Class A*	(97,740)	(1,032,134)
PROS Holdings, Inc.*	(22,900)	(1,448,654)
PTC, Inc.*	(6,798)	(610,188)
Sabre Corp.	(9,107)	(202,175)
SailPoint Technologies Holding, Inc.*	(26,147)	(523,986)
Science Applications International Corp.	(39,071)	(3,381,986)
Splunk, Inc.*	(8,321)	(1,046,366)
SVMK, Inc.*	(23,282)	(384,386)
Switch, Inc., Class A	(208,206)	(2,725,416)
Tenable Holdings, Inc.*	(21,558)	(615,265)
Trade Desk, Inc. (The), Class A*	(8,582)	(1,954,808)
Varonis Systems, Inc.*	(9,360)	(579,758)
Virtusa Corp.*	(2,489)	(110,586)
Yext, Inc.*	(12,985)	(260,869)
Zuora, Inc., Class A*	(59,571)	(912,628)

		(47,901,210)

Technology Hardware & Equipment — (3.4)%
3D Systems Corp.*	(283,066)	(2,575,901)
ADTRAN, Inc.	(18,195)	(277,474)
Anixter International, Inc.*	(8,258)	(493,085)
Arrow Electronics, Inc.*	(8,354)	(595,390)
Benchmark Electronics, Inc.	(11,563)	(290,463)
Celestica, Inc. (Canada)*	(48,592)	(331,883)
Dolby Laboratories, Inc., Class A	(18,658)	(1,205,307)
Electronics For Imaging, Inc.*	(55,938)	(2,064,672)
FARO Technologies, Inc.*	(8,147)	(428,369)
Finisar Corp.*	(22,666)	(518,371)
Fitbit, Inc., Class A*	(347,411)	(1,528,608)
II-VI, Inc.*	(32,378)	(1,183,740)
Infinera Corp.*	(660,424)	(1,921,834)
IPG Photonics Corp.*	(233)	(35,940)
Knowles Corp.*	(24,404)	(446,837)
Lumentum Holdings, Inc.(a)*	(52,237)	(2,789,978)
NETGEAR, Inc.*	(57)	(1,442)
NetScout Systems, Inc.*	(85,843)	(2,179,554)
nLight, Inc.*	(62,699)	(1,203,821)
Novanta, Inc. (Canada)*	(7,932)	(747,988)
PC Connection, Inc.	(19)	(665)
Plantronics, Inc.	(2,570)	(95,193)
Plexus Corp.*	(32,308)	(1,885,818)

See accompanying Notes to the Quarterly Portfolio of Investments.

14

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Concluded)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Pure Storage, Inc., Class A*	(114,151)	$(1,743,086)
Sanmina Corp.*	(48,318)	(1,463,069)
ScanSource, Inc.*	(8,782)	(285,942)
Stratasys Ltd. (Israel)*	(28,877)	(848,117)
SYNNEX Corp.	(26,763)	(2,633,479)
Ubiquiti Networks, Inc.	(3,926)	(516,269)
ViaSat, Inc.*	(2,715)	(219,426)
Western Digital Corp.	(28,501)	(1,355,223)

		(31,866,944)

Telecommunication Services — (0.5)%
ATN International, Inc.	(9,656)	(557,441)
Bandwidth, Inc., Class A*	(8,782)	(658,826)
BCE, Inc. (Canada)	(24,276)	(1,104,072)
Boingo Wireless, Inc.*	(125,771)	(2,260,105)
ORBCOMM, Inc.*	(26,149)	(189,580)
TELUS Corp. (Canada)	(5,081)	(187,540)

		(4,957,564)

Transportation — (2.0)%
Air Transport Services Group, Inc.*	(99,347)	(2,424,067)
Alaska Air Group, Inc.	(11,779)	(752,796)
Canadian National Railway Co. (Canada)	(14,188)	(1,312,106)
Canadian Pacific Railway Ltd. (Canada)	(2,843)	(668,787)
Hawaiian Holdings, Inc.	(75,060)	(2,058,896)
Heartland Express, Inc.	(17,657)	(319,062)
JB Hunt Transport Services, Inc.	(4,715)	(430,998)
JetBlue Airways Corp.*	(83,414)	(1,542,325)
Matson, Inc.	(19,130)	(743,200)
Ryder System, Inc.	(64,636)	(3,768,279)
Saia, Inc.*	(23,527)	(1,521,491)
SkyWest, Inc.	(49,807)	(3,021,791)
Werner Enterprises, Inc.	(7,707)	(239,534)

		(18,803,332)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (2.7)%
AquaVenture Holdings Ltd. (British Virgin Islands)*	(147)	$(2,936)
Avista Corp.	(7,163)	(319,470)
CenterPoint Energy, Inc.	(140,153)	(4,012,580)
Clearway Energy, Inc., Class A	(2,319)	(37,521)
Consolidated Edison, Inc.	(13,853)	(1,214,631)
Dominion Energy, Inc.	(63,552)	(4,913,841)
Duke Energy Corp.	(21,065)	(1,858,776)
Edison International	(53,749)	(3,623,220)
Exelon Corp.	(9,845)	(471,969)
MDU Resources Group, Inc.	(5,791)	(149,408)
OGE Energy Corp.	(12,070)	(513,699)
PG&E Corp.*	(240,977)	(5,523,193)
PPL Corp.	(26,162)	(811,284)
Southern Co. (The)	(20,554)	(1,136,225)

		(24,588,753)

TOTAL COMMON STOCK (Proceeds $589,116,375)		(560,277,775)

TOTAL SECURITIES SOLD SHORT - (60.5)%		(560,277,775)

(Proceeds $589,116,375)

OTHER ASSETS IN EXCESS OF LIABILITIES - 40.0%		370,708,408

NET ASSETS - 100.0%		$925,988,188

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2019, the market value of securities on loan was $172,556,179.
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
(c)	Security is fair valued by the Adviser under direction of the Board of Trustees.
*	Non-income producing.

CVR Contingent Value Rights

PLC Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

15

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments

June 30, 2019

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 173.4%
COMMON STOCKS — 173.4%
Automobiles & Components — 2.1%
American Axle & Manufacturing
Holdings, Inc.(a)*	35,772	$456,451
Aptiv PLC (Jersey)†(a)	47,707	3,856,157
BorgWarner, Inc.(a)	51,578	2,165,244
Dana, Inc.†	29,945	597,103
Delphi Technologies PLC (Jersey)(a)	5,284	105,680
Fiat Chrysler Automobiles NV (Netherlands)(a)	23,796	328,861
Garrett Motion, Inc.*	18,445	283,131
General Motors Co.(b)	50,922	1,962,025
Gentherm, Inc.(a)*	3,664	153,265
Lear Corp.(b)	2,749	382,853
Magna International, Inc. (Canada)†	12,260	609,322
Modine Manufacturing Co.*	2,015	28,835
Thor Industries, Inc.(a)	10,702	625,532

		11,554,459

Capital Goods — 23.3%
3M Co.†(a)(b)	37,911	6,571,493
A.O. Smith Corp.†(a)	30,765	1,450,877
Acuity Brands, Inc.(a)	3,898	537,573
Albany International Corp., Class A	2,291	189,947
Allegion PLC (Ireland)	1,842	203,633
Allison Transmission Holdings, Inc.(b)	15,066	698,309
Altra Industrial Motion Corp.†	12,507	448,751
AMETEK, Inc.†	21,887	1,988,215
Arconic, Inc.†	104,262	2,692,045
Astronics Corp.*	3,567	143,465
AZZ, Inc.	4,476	205,986
Barnes Group, Inc.	4,883	275,108
BMC Stock Holdings, Inc.*	26,216	555,779
Caterpillar, Inc.†	26,679	3,636,081
Colfax Corp.(a)*	11,103	311,217
Columbus McKinnon Corp.(a)	3,669	153,988
Comfort Systems USA, Inc.	3,160	161,128
Continental Building Products, Inc.†*	30,119	800,262
Crane Co.†	8,815	735,524
Cummins, Inc.†(b)	31,755	5,440,902
Curtiss-Wright Corp.(b)	3,487	443,302
Dover Corp.†	35,078	3,514,816
Ducommun, Inc.*	84	3,786
Eaton Corp. PLC (Ireland)†(b)	77,775	6,477,102
EMCOR Group, Inc.†	5,860	516,266

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Encore Wire Corp.	2,982	$174,686
Fastenal Co.(a)	82,179	2,678,214
Flowserve Corp.†	54,473	2,870,182
Fluor Corp.(a)	30,324	1,021,616
Fortive Corp.†(a)	69,773	5,687,895
Foundation Building Materials, Inc.*	1,390	24,714
Gardner Denver Holdings, Inc.†(a)*	72,004	2,491,338
General Dynamics Corp.†	16,599	3,018,030
Global Brass & Copper Holdings, Inc.	2,277	99,573
GMS, Inc.*	139	3,058
GrafTech International Ltd.(a)	182,031	2,093,356
Great Lakes Dredge & Dock Corp.*	2,947	32,535
Harsco Corp.(b)*	29,148	799,821
HD Supply Holdings, Inc.*	21,951	884,186
Herc Holdings, Inc.*	15,804	724,297
Hillenbrand, Inc.†	18,206	720,411
Honeywell International, Inc.†(b)	49,319	8,610,604
Hubbell, Inc.†(a)	19,057	2,485,033
Huntington Ingalls Industries, Inc.	2,282	512,857
Illinois Tool Works, Inc.(b)	29,772	4,489,915
Ingersoll-Rand PLC (Ireland)†	22,918	2,903,023
Johnson Controls International PLC (Ireland)†(b)	168,287	6,951,936
L3 Technologies, Inc.†(b)	17,441	4,276,010
L3Harris Technologies, Inc.†(a)	16,184	3,060,880
Lockheed Martin Corp.(b)	12,230	4,446,094
Manitowoc Co., Inc. (The)†(a)*	49,957	889,235
Masco Corp.†	25,188	988,377
Masonite International Corp. (Canada)*	407	21,441
MasTec, Inc.(a)*	5,249	270,481
Mercury Systems, Inc.(a)*	7,244	509,615
Milacron Holdings Corp.*	33,741	465,626
MRC Global, Inc.(a)*	10,793	184,776
Navistar International Corp.†*	27,573	949,890
nVent Electric PLC (Ireland)†	9,347	231,712
Oshkosh Corp.	1,998	166,813
Parker-Hannifin Corp.†(a)(b)	27,020	4,593,670
Raytheon Co.†(b)	20,399	3,546,978
Regal Beloit Corp.†	15,013	1,226,712
Rexnord Corp.†(a)*	46,699	1,411,244
Roper Technologies, Inc.†	5,201	1,904,918

See accompanying Notes to the Quarterly Portfolio of Investments.

16

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Snap-on, Inc.(a)	10,632	$1,761,084
Spirit AeroSystems Holdings, Inc., Class A†	25,800	2,099,346
SPX FLOW, Inc.†*	27,295	1,142,569
Systemax, Inc.	8,231	182,399
Textron, Inc.†	45,996	2,439,628
Timken Co. (The)†	26,882	1,380,122
United Rentals, Inc.(a)*	9,720	1,289,164
United Technologies Corp.	1,247	162,359
Univar, Inc.(a)(b)*	6,885	151,745
Watts Water Technologies, Inc., Class A	2,479	230,993
WW Grainger, Inc.(a)	4,947	1,326,934

		128,743,650

Commercial & Professional Services — 3.9%
Cintas Corp.(a)	6,821	1,618,555
Clean Harbors, Inc.(b)*	3,185	226,454
Deluxe Corp.†	17,046	693,090
FTI Consulting, Inc.†*	8,469	710,041
Healthcare Services Group, Inc.(a)	1,588	48,148
Heidrick & Struggles International, Inc.	3,908	117,123
IHS Markit Ltd. (Bermuda)*	3,959	252,267
Kforce, Inc.	101	3,544
Korn Ferry†	23,643	947,375
ManpowerGroup, Inc.†	8,397	811,150
Republic Services, Inc.(b)	49,800	4,314,672
Ritchie Bros Auctioneers, Inc. (Canada)	5,357	177,960
Robert Half International, Inc.†(a)	50,065	2,854,206
SP Plus Corp.†*	3,912	124,910
Tetra Tech, Inc.(a)(b)	9,209	723,367
Thomson Reuters Corp. (Canada)	22,228	1,432,817
UniFirst Corp.	1,118	210,821
Verisk Analytics, Inc.†(a)	6,602	966,929
Waste Connections, Inc. (Canada)(a)	4,814	460,122
Waste Management, Inc.(b)	42,515	4,904,956

		21,598,507

Consumer Durables & Apparel — 6.4%
Capri Holdings Ltd. (British Virgin Islands)†*	13,583	471,058
Deckers Outdoor Corp.†*	15,336	2,698,676
Fossil Group, Inc.(a)*	122,114	1,404,311

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Garmin Ltd. (Switzerland)(b)	52,664	$4,202,587
G-III Apparel Group Ltd.(a)*	8,086	237,890
Hanesbrands, Inc.(a)	67,698	1,165,760
Hasbro, Inc.(a)	19,647	2,076,295
Helen of Troy Ltd. (Bermuda)†*	6,659	869,599
La-Z-Boy, Inc	6,601	202,387
Mattel, Inc.(a)*	162,988	1,827,095
Newell Brands, Inc.(a)	201,256	3,103,368
PVH Corp.†	21,068	1,993,876
Ralph Lauren Corp.†(a)	18,217	2,069,269
Skyline Champion Corp.*	2,130	58,319
Sonos, Inc.(a)*	19,528	221,448
Steven Madden Ltd.(a)	12,265	416,397
Tapestry, Inc.†(b)	68,614	2,177,122
TopBuild Corp.†*	21,059	1,742,843
Under Armour, Inc., Class C†(a)*	26,741	593,650
Universal Electronics, Inc.*	1,742	71,457
VF Corp.†(b)	75,554	6,599,642
Whirlpool Corp.†	10,646	1,515,565

		35,718,614

Consumer Services — 5.2%
Aramark(a)	12,080	435,605
BJ’s Restaurants, Inc.	8,227	361,494
Bloomin’ Brands, Inc.(a)	43,175	816,439
Career Education Corp.*	2,430	46,340
Cheesecake Factory, Inc. (The)(a)	10,943	478,428
Choice Hotels International, Inc.(a)	6,230	542,072
Cracker Barrel Old Country Store, Inc.(a)	1,717	293,143
Darden Restaurants, Inc.(a)	10,411	1,267,331
Dine Brands Global, Inc.(a)	2,169	207,074
Everi Holdings, Inc.*	27,199	324,484
frontdoor, Inc.†*	38,214	1,664,220
Graham Holdings Co., Class B†	537	370,546
Hilton Worldwide Holdings, Inc.†	9,062	885,720
International Game Technology PLC (United Kingdom)(a)	90,302	1,171,217
Las Vegas Sands Corp.†	11,475	678,058
Laureate Education, Inc., Class A*	9,329	146,559
McDonald’s Corp.†(b)	38,654	8,026,890
Norwegian Cruise Line Holdings Ltd. (Bermuda)(b)*	13,283	712,367
Planet Fitness, Inc., Class A(a)*	6,333	458,763

See accompanying Notes to the Quarterly Portfolio of Investments.

17

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Scientific Games Corp.(a)*	69,208	$1,371,703
Service Corp. International†	3,411	159,567
Stars Group, Inc. (The) (Canada)*	42,527	725,936
Vail Resorts, Inc.	94	20,979
Weight Watchers International, Inc.†(a)*	41,690	796,279
Wendy’s Co. (The)(a)	11,920	233,394
Wyndham Hotels & Resorts, Inc.†	10,333	575,961
Yum! Brands, Inc.†	55,264	6,116,067

		28,886,636

Energy — 10.3%
Anadarko Petroleum Corp.†	21,798	1,538,067
Antero Resources Corp.(a)*	105,734	584,709
Apergy Corp.(a)*	14,786	495,922
Berry Petroleum Corp.	1,067	11,310
Cabot Oil & Gas Corp.	38,267	878,610
Canadian Natural Resources, Ltd. (Canada)	15,968	430,657
Chevron Corp.†(a)	55,878	6,953,458
ConocoPhillips†	109,339	6,669,679
CONSOL Energy, Inc.†*	14,944	397,660
Core Laboratories NV (Netherlands)	15,495	810,079
Crescent Point Energy Corp. (Canada)	38,358	126,581
CVR Energy, Inc.†(a)	29,708	1,485,103
Delek US Holdings, Inc.†(a)	50,026	2,027,054
Devon Energy Corp.	83,349	2,377,113
EQT Corp.(a)	49,442	781,678
Exxon Mobil Corp.†	44,107	3,379,919
FTS International, Inc.*	58,888	328,595
Gulfport Energy Corp.(a)*	85,754	421,052
Halliburton Co.†	131,377	2,987,513
Helix Energy Solutions Group, Inc.(a)*	36,842	317,946
Helmerich & Payne, Inc.(a)	23,740	1,201,719
HollyFrontier Corp.†	16,544	765,656
Kinder Morgan, Inc.†(a)	130,556	2,726,009
Marathon Oil Corp.	83,073	1,180,467
Nabors Industries Ltd. (Bermuda)(a)	467,797	1,356,611
National Oilwell Varco, Inc.†	34,078	757,554
Noble Corp. PLC (United Kingdom)(a)*	73,572	137,580
Oceaneering International, Inc.(a)*	17,526	357,355
Oil States International, Inc.(a)*	18,217	333,371

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Patterson-UTI Energy, Inc.†(a)	148,527	$1,709,546
Phillips 66†	55,302	5,172,949
ProPetro Holding Corp.†*	54,736	1,133,035
QEP Resources, Inc.*	25,905	187,293
Range Resources Corp.(a)	47,096	328,730
RPC, Inc.(a)	20,387	146,990
Schlumberger Ltd. (Curacao)	19,017	755,736
Southwestern Energy Co.(a)*	200,134	632,423
Valero Energy Corp.†(a)(b)	59,976	5,134,545

		57,020,274

Food & Staples Retailing — 3.5%
BJ’s Wholesale Club Holdings, Inc.(a)*	25,187	664,937
Ingles Markets, Inc., Class A	30	934
Kroger Co. (The)	18,639	404,653
Sprouts Farmers Market, Inc.(a)*	42,534	803,467
Sysco Corp.†(b)	67,611	4,781,450
US Foods Holding Corp.*	3,319	118,687
Walgreens Boots Alliance, Inc.†(b)	140,419	7,676,707
Walmart, Inc.†(b)	44,576	4,925,202

		19,376,037

Food, Beverage & Tobacco — 7.5%
Altria Group, Inc.†	116,410	5,512,014
Beyond Meat, Inc.(a)*	908	145,897
Bunge Ltd. (Bermuda)(a)	15,164	844,786
Campbell Soup Co.(a)	53,333	2,137,053
Constellation Brands, Inc., Class A	2,141	421,649
General Mills, Inc.†(a)	118,047	6,199,828
Hershey Co. (The)†	37,964	5,088,315
Hormel Foods Corp.(a)	61,590	2,496,859
JM Smucker Co. (The)(a)	4,593	529,068
Kellogg Co.†(a)	18,090	969,081
Keurig Dr Pepper, Inc.(a)	6,229	180,018
Kraft Heinz Co. (The)†(b)	187,915	5,832,882
McCormick & Co., Inc., non-voting shares(a)	15,579	2,414,901
Molson Coors Brewing Co., Class B†	6,418	359,408
Mondelez International, Inc., Class A†(b)	48,341	2,605,580
PepsiCo, Inc.†	19,891	2,608,307
Philip Morris International, Inc.†	24,184	1,899,170
Pilgrim’s Pride Corp.†*	34,050	864,530
Universal Corp.†	5,944	361,217

		41,470,563

See accompanying Notes to the Quarterly Portfolio of Investments.

18

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — 12.3%
Abbott Laboratories†	88	$7,401
Align Technology, Inc.*	3,955	1,082,484
Allscripts Healthcare Solutions, Inc.(a)*	126,802	1,474,707
Amedisys, Inc.(a)*	2,910	353,303
AmerisourceBergen Corp.†	26,255	2,238,501
Cardinal Health, Inc.(b)	56,428	2,657,759
Centene Corp.†(a)*	79,002	4,142,865
Cerner Corp.(a)	1,420	104,086
Corindus Vascular Robotics, Inc.(a)*	1,060	3,159
CryoLife, Inc.*	100	2,993
CVS Health Corp.†	151,201	8,238,943
Danaher Corp.†(b)	9,071	1,296,427
DENTSPLY SIRONA, Inc.(b)	48,304	2,819,022
Globus Medical, Inc., Class A†*	20,716	876,287
HCA Healthcare, Inc.(b)	2	270
HealthEquity, Inc.*	12,455	814,557
Henry Schein, Inc.(a)*	47,693	3,333,741
Hill-Rom Holdings, Inc.†	14,120	1,477,234
HMS Holdings Corp.†(a)*	66,111	2,141,335
Hologic, Inc.*	7,112	341,518
Humana, Inc.†	10,926	2,898,668
Integer Holdings Corp.†*	29,500	2,475,640
Integra LifeSciences Holdings Corp.†*	10,612	592,680
Laboratory Corp. of America Holdings†*	18,921	3,271,441
LivaNova PLC (United Kingdom)†*	25,128	1,808,211
Masimo Corp.†*	3,205	476,968
McKesson Corp.†	27,284	3,666,697
MEDNAX, Inc.†(a)*	15,674	395,455
Medtronic PLC (Ireland)†	32,855	3,199,748
Natus Medical, Inc.(a)*	12,952	332,737
NextGen Healthcare, Inc.(a)*	26,898	535,270
Novocure Ltd. (Jersey)(a)*	9,550	603,846
Omnicell, Inc.(a)*	11,947	1,027,800
Quest Diagnostics, Inc.†(b)	17,976	1,830,137
Select Medical Holdings Corp.*	9,772	155,082
STERIS PLC (Ireland)†	14,386	2,141,788
Tivity Health, Inc.(a)*	2,092	34,392
UnitedHealth Group, Inc.†	12,431	3,033,288
Universal Health Services, Inc., Class B†(a)	23,241	3,030,394

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Varex Imaging Corp.*	10,974	$336,353
Veeva Systems, Inc., Class A†*	13,361	2,165,952
West Pharmaceutical Services, Inc.†	7,191	899,954

		68,319,093

Household & Personal Products — 2.3%
Avon Products, Inc.(a)*	44,297	171,872
Church & Dwight Co., Inc.(b)	10,142	740,975
Clorox Co. (The)(b)	2,586	395,942
Colgate-Palmolive Co.†	50,990	3,654,453
Coty, Inc., Class A(a)	15,518	207,941
Edgewell Personal Care Co.(a)*	9,139	246,296
Estee Lauder Cos., Inc. (The), Class A†(a)	17,113	3,133,561
Inter Parfums, Inc.	1,912	127,129
Kimberly-Clark Corp.†	12,118	1,615,087
Procter & Gamble Co. (The)†	21,805	2,390,918

		12,684,174

Materials — 7.4%
Avery Dennison Corp.	3,697	427,669
Berry Global Group, Inc.*	2,835	149,093
CF Industries Holdings, Inc.†	39,664	1,852,705
Corteva, Inc.*	90,986	2,690,456
Domtar Corp.†	6,541	291,271
Dow, Inc.†	98,901	4,876,808
DuPont de Nemours, Inc.†	100,665	7,556,922
Eagle Materials, Inc.(a)	24,913	2,309,435
Eastman Chemical Co.†	22,404	1,743,703
Element Solutions, Inc.(a)*	74,947	774,952
FMC Corp.	2,850	236,408
H.B. Fuller Co.(a)	17,947	832,741
Innospec, Inc.†	7,461	680,742
International Paper Co.†(a)	79,692	3,452,257
Koppers Holdings, Inc.*	4,358	127,951
Kraton Corp.(a)*	27,904	866,977
Methanex Corp. (Canada)†	42,917	1,951,007
Minerals Technologies, Inc.†	11,197	599,151
Norbord, Inc. (Canada)(a)	8,296	205,658
Nucor Corp.(a)	33,982	1,872,408
Olin Corp.†(a)	52,065	1,140,744
Packaging Corp. of America†	18,432	1,756,938
PolyOne Corp.	14,635	459,393
PQ Group Holdings, Inc.*	99	1,569
Reliance Steel & Aluminum Co.	2,823	267,112

See accompanying Notes to the Quarterly Portfolio of Investments.

19

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
RPM International, Inc.(b)	14,953	$913,778
Sealed Air Corp.(a)	5,378	230,071
Summit Materials, Inc., Class A†*	18,774	361,400
Trinseo SA (Luxembourg)†	25,545	1,081,575
Verso Corp., Class A†(a)*	50,639	964,673
Warrior Met Coal, Inc.	1,345	35,131
WR Grace & Co.	4,642	353,303

		41,064,001

Media & Entertainment — 7.0%
Activision Blizzard, Inc.†(b)	126,527	5,972,074
Alphabet, Inc., Class A†*	565	611,782
AMC Networks, Inc., Class A(a)*	4,438	241,827
Cars.com, Inc.(a)*	82,346	1,623,863
CBS Corp., Class B, non-voting shares	41,549	2,073,295
Charter Communications, Inc., Class A*	14	5,533
Comcast Corp., Class A†	14,525	614,117
Discovery, Inc., Class A(a)(b)*	47,228	1,449,900
DISH Network Corp., Class A†(b)*	83,029	3,189,144
Facebook, Inc., Class A†*	15,542	2,999,606
Fox Corp., Class A(a)	127,311	4,664,675
Gray Television, Inc.†*	29,445	482,604
IAC/InterActiveCorp.†*	65	14,139
Interpublic Group of Cos., Inc. (The)†	37,986	858,104
Loral Space & Communications, Inc.*	38	1,311
MSG Networks, Inc., Class A†(a)*	38,650	801,601
New York Times Co. (The), Class A	1,756	57,281
News Corp., Class A(a)(b)	87,752	1,183,774
Nexstar Media Group, Inc., Class A(a)	5,654	571,054
Omnicom Group, Inc.(a)	38,558	3,159,828
QuinStreet, Inc.(a)*	34,383	544,971
Scholastic Corp.	559	18,581
TEGNA, Inc.(a)	13,202	200,010
Tribune Media Co., Class A	8,106	374,659
Twitter, Inc.†(b)*	121,201	4,229,915
Viacom, Inc., Class B†	82,022	2,449,997
Walt Disney Co. (The)	1,560	217,838

		38,611,483

Pharmaceuticals, Biotechnology & Life Sciences — 15.3%
AbbVie, Inc.†(b)	69,552	5,057,821
Alexion Pharmaceuticals, Inc.(a)*	8,667	1,135,204
Allergan PLC (Ireland)(b)	21,919	3,669,898

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Amgen, Inc.†	25,986	$4,788,700
Anika Therapeutics, Inc.*	188	7,637
Arena Pharmaceuticals, Inc.(a)*	4,418	259,027
Arrowhead Pharmaceuticals, Inc.*	9,803	259,780
Bausch Health Cos, Inc. (Canada)(a)*	37,222	938,739
Biogen, Inc.†*	29,235	6,837,189
Bio-Rad Laboratories, Inc., Class A*	926	289,458
Bio-Techne Corp.	238	49,621
Bristol-Myers Squibb Co.†(a)	197,674	8,964,516
Bruker Corp.†	38,421	1,919,129
Celgene Corp.†(b)*	117,498	10,861,515
Cytokinetics, Inc.*	1,336	15,030
Eagle Pharmaceuticals, Inc.*	2,344	130,514
Eli Lilly & Co.†(a)	64,722	7,170,550
Enanta Pharmaceuticals, Inc.*	1,494	126,064
Exelixis, Inc.*	2,016	43,082
Gilead Sciences, Inc.†(b)	50,680	3,423,941
Horizon Therapeutics PLC (Ireland)(a)*	25,796	620,652
Innoviva, Inc.(a)*	39,221	571,058
Ionis Pharmaceuticals, Inc.(a)*	25,030	1,608,678
Jazz Pharmaceuticals PLC (Ireland)*	1,686	240,356
Johnson & Johnson†(b)	36,825	5,128,986
Ligand Pharmaceuticals, Inc.(a)*	5,316	606,821
Mallinckrodt PLC (Ireland)(a)*	15,407	141,436
Medpace Holdings, Inc.†*	34,340	2,246,523
Merck & Co., Inc.†	57,006	4,779,953
Mettler-Toledo International, Inc.(a)*	815	684,600
Natera, Inc.*	24	662
Pacira BioSciences, Inc.*	7,183	312,389
Perrigo Co. PLC (Ireland)(a)	36,374	1,732,130
Pfizer, Inc.†	67,106	2,907,032
PRA Health Sciences, Inc.(b)*	11,225	1,112,959
Radius Health, Inc.*	10	244
Regeneron Pharmaceuticals, Inc.†*	5,657	1,770,641
Supernus Pharmaceuticals, Inc.(a)*	13,893	459,719
Thermo Fisher Scientific, Inc.†	862	253,152
United Therapeutics Corp.*	4,911	383,353
Veracyte, Inc.*	5,038	143,633
Voyager Therapeutics, Inc.*	81	2,205
Waters Corp.†(a)*	15,007	3,230,107

		84,884,704

See accompanying Notes to the Quarterly Portfolio of Investments.

20

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — 13.4%
1-800-Flowers.com, Inc., Class A*	6,610	$124,797
Abercrombie & Fitch Co., Class A(a)	44,935	720,757
Advance Auto Parts, Inc.(a)(b)	9,112	1,404,524
American Eagle Outfitters, Inc.(a)	68,556	1,158,596
Asbury Automotive Group, Inc.(a)*	5,364	452,400
AutoNation, Inc.(a)*	11,003	461,466
AutoZone, Inc.(b)*	2,960	3,254,431
Bed Bath & Beyond, Inc.(a)	11,163	129,714
Best Buy Co., Inc.(b)	34,888	2,432,740
Boot Barn Holdings, Inc.(a)*	4,857	173,103
Core-Mark Holding Co., Inc.	4,860	193,039
Dillard’s, Inc., Class A(a)	6,422	399,962
Dollar General Corp.†(b)	38,328	5,180,412
Dollar Tree, Inc.†*	38,727	4,158,893
eBay, Inc.†	218,654	8,636,833
Etsy, Inc.(b)*	14,152	868,508
Foot Locker, Inc.(a)(b)	53,271	2,233,120
Gap, Inc. (The)(a)	6,200	111,414
Genesco, Inc.(a)*	13,088	553,492
Group 1 Automotive, Inc.†(a)	16,019	1,311,796
Groupon, Inc.*	24,695	88,408
Home Depot, Inc. (The)†(b)	31,487	6,548,351
Kohl’s Corp.(a)	35,667	1,695,966
L Brands, Inc.(a)	80,386	2,098,075
LKQ Corp.†(a)*	77,814	2,070,631
Lowe’s Cos., Inc.†	28,742	2,900,355
Macy’s, Inc.(a)(b)	35,219	755,800
Michaels Cos., Inc. (The)(a)*	73,757	641,686
Murphy USA, Inc.(a)*	2,956	248,393
Nordstrom, Inc.(a)	10,080	321,149
Office Depot, Inc.(a)	523,691	1,078,803
O’Reilly Automotive, Inc.†(b)*	973	359,348
Qurate Retail, Inc.†*	48,496	600,865
RH*	10,069	1,163,976
Ross Stores, Inc.†	32,896	3,260,652
Sally Beauty Holdings, Inc.(a)*	698	9,311
Shutterstock, Inc.(a)	3,444	134,970
Signet Jewelers Ltd. (Bermuda)(a)	18,546	331,602
Stamps.com, Inc.(a)*	4,922	222,819
Target Corp.†(b)	46,956	4,066,859
Tiffany & Co.(a)	22,434	2,100,720
TJX Cos., Inc. (The)†(b)	91,010	4,812,609
Ulta Beauty, Inc.*	7,393	2,564,558

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Urban Outfitters, Inc.(a)(b)*	39,725	$903,744
Williams-Sonoma, Inc.(a)	13,968	907,920
Zumiez, Inc.(a)*	6,082	158,740

		74,006,307

Semiconductors & Semiconductor Equipment — 8.4%
Amkor Technology, Inc.(a)*	37,578	280,332
Analog Devices, Inc.(b)	13,083	1,476,678
Applied Materials, Inc.(b)	160,898	7,225,929
Axcelis Technologies, Inc.(a)*	8,793	132,335
Cree, Inc.(a)*	13,181	740,509
Diodes, Inc.†*	48,977	1,781,293
Impinj, Inc.*	422	12,078
Intel Corp.(b)	35,162	1,683,205
Lam Research Corp.†(a)	35,034	6,580,787
Lattice Semiconductor Corp.(a)*	4,096	59,761
Maxim Integrated Products, Inc.	11,032	659,934
Microchip Technology, Inc.(a)	19,294	1,672,790
Micron Technology, Inc.†(b)*	177,652	6,855,591
ON Semiconductor Corp.(a)*	20,229	408,828
Qorvo, Inc.(a)(b)*	48,483	3,229,453
QUALCOMM, Inc.†	23,446	1,783,537
Skyworks Solutions, Inc.†	37,120	2,868,262
SMART Global Holdings, Inc. (Cayman Islands)(a)*	6,358	146,170
Teradyne, Inc.†	24,685	1,182,658
Texas Instruments, Inc.†	8,035	922,097
Versum Materials, Inc.†	36,346	1,874,727
Xilinx, Inc.†(a)	39,945	4,710,314
Xperi Corp.(a)	13,276	273,353

		46,560,621

Software & Services — 20.4%
Accenture PLC, Class A (Ireland)†(b)	37,130	6,860,510
ACI Worldwide, Inc.(a)*	38,110	1,308,697
Alarm.com Holdings, Inc.†(a)*	16,113	862,046
Alliance Data Systems Corp.	7,920	1,109,830
Altair Engineering, Inc., Class A(a)*	4,607	186,077
Alteryx, Inc., Class A†(a)*	19,501	2,127,949
Amdocs, Ltd. (Guernsey)	15,606	968,977
ANSYS, Inc.†*	6,925	1,418,378
Appfolio, Inc., Class A(a)*	11,946	1,221,717
Aspen Technology, Inc.†*	21,356	2,654,124
Autodesk, Inc.(a)*	2,421	394,381
Automatic Data Processing, Inc.†(b)	30,203	4,993,462
Avalara, Inc.*	606	43,753

See accompanying Notes to the Quarterly Portfolio of Investments.

21

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Avaya Holdings Corp.*	20,141	$239,879
Blackbaud, Inc.(a)	11,575	966,512
Booz Allen Hamilton Holding Corp.	6,143	406,728
Broadridge Financial Solutions, Inc.	9,137	1,166,612
CACI International, Inc., Class A(a)*	911	186,381
Cadence Design Systems, Inc.†*	29,046	2,056,747
Cardtronics PLC, Class A (United Kingdom)†(a)*	19,677	537,576
CDK Global, Inc.(b)	18,559	917,557
Ceridian HCM Holding, Inc.(a)*	3,643	182,879
Cision Ltd. (Cayman Islands)†*	37,499	439,863
Citrix Systems, Inc.†	11,823	1,160,309
CommVault Systems, Inc.*	12,987	644,415
Descartes Systems Group, Inc. (The) (Canada)*	540	19,953
DXC Technology Co.†	62,647	3,454,982
Endurance International Group Holdings, Inc.(a)*	21,611	103,733
Euronet Worldwide, Inc.*	1,480	248,995
Fair Isaac Corp.†*	5,782	1,815,664
Fidelity National Information Services, Inc.	3,507	430,239
FleetCor Technologies, Inc.†(a)*	12,543	3,522,702
Fortinet, Inc.†(b)*	22,294	1,712,848
Global Payments, Inc.	20	3,203
Globant SA (Luxembourg)†*	14,554	1,470,682
GoDaddy, Inc., Class A*	496	34,794
GTT Communications, Inc.(a)*	17,523	308,405
International Business Machines Corp.†(b)	67,032	9,243,713
Intuit, Inc.†(a)	27,885	7,287,187
j2 Global, Inc.(a)	13,788	1,225,615
KBR, Inc.(a)	21,423	534,290
Leidos Holdings, Inc.	11,094	885,856
LiveRamp Holdings, Inc.(a)*	18,793	911,085
Manhattan Associates, Inc.†(a)*	20,796	1,441,787
Mastercard, Inc., Class A	4,232	1,119,491
Microsoft Corp.†	16,872	2,260,173
MobileIron, Inc.*	1,913	11,861
MongoDB, Inc.*	6,397	972,920
Nuance Communications, Inc.(a)*	131,585	2,101,412
Open Text Corp. (Canada)†	46,393	1,911,392
Oracle Corp.†	118,792	6,767,580

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Palo Alto Networks, Inc.†*	2,716	$553,412
Paychex, Inc.(b)	68,877	5,667,888
Paycom Software, Inc.(b)*	14,440	3,273,837
Paylocity Holding Corp.†(a)*	11,906	1,117,021
Progress Software Corp.(b)	29,555	1,289,189
Qualys, Inc.†(a)*	26,020	2,265,822
Red Hat, Inc.*	4,440	833,654
salesforce.com, Inc.*	9,426	1,430,207
ServiceNow, Inc.*	1,004	275,668
Shopify, Inc., Class A (Canada)*	1,075	322,661
SPS Commerce, Inc.†*	14,911	1,524,053
SS&C Technologies Holdings, Inc.†	17,679	1,018,487
Synopsys, Inc.*	1,010	129,977
Total System Services, Inc.†	13,671	1,753,579
Upland Software, Inc.(a)*	8,890	404,762
Verint Systems, Inc.(a)*	29,322	1,576,937
VeriSign, Inc.(b)*	5,764	1,205,598
Visa, Inc., Class A(a)	14,449	2,507,624
VMware, Inc., Class A†	5,972	998,578
Western Union Co. (The)(a)	99,451	1,978,080
Zoom Video Communications, Inc., Class A*	388	34,451

		113,017,406

Technology Hardware & Equipment — 14.9%
Acacia Communications, Inc.*	30,762	1,450,736
Amphenol Corp., Class A†(b)	51,895	4,978,806
Apple, Inc.†(b)	58,075	11,494,204
Arista Networks, Inc.*	4,206	1,091,962
Avnet, Inc.(a)	29,655	1,342,482
AVX Corp.†	9,845	163,427
Badger Meter, Inc.(a)	5,395	322,028
Belden, Inc.(a)	24,424	1,454,938
CDW Corp.(b)	4,563	506,493
Ciena Corp.(a)*	30,977	1,274,084
Cisco Systems, Inc.†(b)	145,930	7,986,749
Coherent, Inc.(a)*	7,946	1,083,596
CommScope Holding Co., Inc.†*	15,695	246,882
Comtech Telecommunications Corp.	559	15,714
Diebold Nixdorf, Inc.(a)*	88,751	812,959
EchoStar Corp., Class A†*	29,201	1,294,188
F5 Networks, Inc.†*	19,555	2,847,795
Fabrinet (Cayman Islands)*	7,284	361,796
FLIR Systems, Inc.(b)	12,781	691,452

See accompanying Notes to the Quarterly Portfolio of Investments.

22

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Hewlett Packard Enterprise Co.(b)	244,207	$3,650,895
HP, Inc.†(b)	256,353	5,329,579
Insight Enterprises, Inc.(a)*	10,598	616,804
Itron, Inc.*	8,816	551,617
Juniper Networks, Inc.†	89,024	2,370,709
KEMET Corp.†	40,237	756,858
Keysight Technologies, Inc.*	24,319	2,184,089
Methode Electronics, Inc.	452	12,914
Motorola Solutions, Inc.†	38,567	6,430,276
NCR Corp.(a)*	9,692	301,421
NetApp, Inc.†	62,725	3,870,132
OSI Systems, Inc.†*	10,764	1,212,349
Rogers Corp.*	1,365	235,572
Seagate Technology PLC (Ireland)(a)	57,916	2,729,002
TE Connectivity Ltd. (Switzerland)†(a)	39,612	3,794,037
Tech Data Corp.(a)*	8,315	869,749
TTM Technologies, Inc.(a)*	29,723	303,175
Vishay Intertechnology, Inc.(a)	127,285	2,102,748
Xerox Corp.†	129,561	4,587,755
Zebra Technologies Corp., Class A†*	4,928	1,032,367

		82,362,339

Telecommunication Services — 2.6%
AT&T, Inc.(b)	64,631	2,165,785
CenturyLink, Inc.(a)	135,736	1,596,255
Cogent Communications Holdings, Inc.	5,038	299,056
Intelsat SA (Luxembourg)(a)*	72,364	1,407,480
Rogers Communications, Inc., Class B (Canada)†	18,387	984,072
United States Cellular Corp.*	3,380	150,985
Verizon Communications, Inc.(b)	114,639	6,549,326
Zayo Group Holdings, Inc.*	32,447	1,067,831

		14,220,790

Transportation — 6.9%
ArcBest Corp.(a)	30,082	845,605
CH Robinson Worldwide, Inc.(a)	27,749	2,340,628
CSX Corp.†(a)(b)	100,512	7,776,613
Delta Air Lines, Inc.(b)	14,173	804,318
Echo Global Logistics, Inc.(a)*	25,950	541,576
Expeditors International of Washington, Inc.(a)	25,930	1,967,050
FedEx Corp.†	19,394	3,184,301
Forward Air Corp.	444	26,263
Genesee & Wyoming, Inc., Class A*	3,279	327,900

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Hub Group, Inc., Class A*	10,112	$424,502
Kansas City Southern†	23,826	2,902,483
Knight-Swift Transportation Holdings, Inc.(a)	30,438	999,584
Landstar System, Inc.(a)	13,829	1,493,394
Marten Transport Ltd.	5,543	100,605
Norfolk Southern Corp.†	25,261	5,035,275
Old Dominion Freight Line, Inc.(a)	1,984	296,132
Schneider National, Inc., Class B	38,405	700,507
Southwest Airlines Co.(b)	61,158	3,105,603
Union Pacific Corp.†	28,896	4,886,603
XPO Logistics, Inc.(a)*	12,376	715,457

		38,474,399

Utilities — 0.3%
Ameren Corp.	1,899	142,634
NRG Energy, Inc.	38,010	1,334,911

		1,477,545

TOTAL COMMON STOCKS (Cost $848,257,898)		960,051,602

TOTAL LONG POSITIONS - 173.4%		$960,051,602

(Cost $848,257,898)

SHORT POSITIONS — (74.2)%
COMMON STOCKS — (74.2)%
Automobiles & Components — (1.7)%
Adient PLC (Ireland)	(109,003)	(2,645,503)
Cooper Tire & Rubber Co.	(14,380)	(453,689)
Cooper-Standard Holding, Inc.*	(4,811)	(220,440)
Dorman Products, Inc.*	(16,143)	(1,406,701)
Fox Factory Holding Corp.*	(5,069)	(418,243)
Harley-Davidson, Inc.	(31,568)	(1,131,081)
LCI Industries	(11,425)	(1,028,250)
Standard Motor Products, Inc.	(5,076)	(230,146)
Tenneco, Inc., Class A	(33,381)	(370,195)
Tesla, Inc.*	(2,957)	(660,771)
Visteon Corp.*	(8,137)	(476,665)
Winnebago Industries, Inc.	(12,429)	(480,381)

		(9,522,065)

Capital Goods — (10.7)%
AAON, Inc.	(21,065)	(1,057,042)
AAR Corp.	(27,964)	(1,028,796)
Actuant Corp., Class A	(6,258)	(155,261)

See accompanying Notes to the Quarterly Portfolio of Investments.

23

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
AECOM*	(18,715)	$(708,363)
Aegion Corp.*	(516)	(9,494)
Aerovironment, Inc.*	(2,938)	(166,790)
Alamo Group, Inc.	(5,423)	(541,920)
Ameresco, Inc., Class A*	(1,230)	(18,118)
American Woodmark Corp.*	(14,515)	(1,228,259)
Arcosa, Inc.	(12,067)	(454,081)
Argan, Inc.	(16,889)	(685,018)
Astec Industries, Inc.	(16,151)	(525,877)
Axon Enterprise, Inc.*	(13,806)	(886,483)
Beacon Roofing Supply, Inc.*	(28,103)	(1,031,942)
Bloom Energy Corp., Class A*	(60,127)	(737,758)
Blue Bird Corp.*	(6,823)	(134,345)
Briggs & Stratton Corp.	(22,080)	(226,099)
Builders FirstSource, Inc.*	(17,042)	(287,328)
BWX Technologies, Inc.	(5,120)	(266,752)
CAE, Inc. (Canada)	(4,559)	(122,455)
Chart Industries, Inc.*	(17,435)	(1,340,403)
CIRCOR International, Inc.*	(15,512)	(713,552)
Cubic Corp.	(19,434)	(1,253,104)
Douglas Dynamics, Inc.	(101)	(4,019)
DXP Enterprises, Inc.*	(4,539)	(171,983)
Dycom Industries, Inc.*	(7,134)	(419,979)
EnerSys	(25,645)	(1,756,682)
Enphase Energy, Inc.*	(989)	(18,029)
ESCO Technologies, Inc.	(5,931)	(490,019)
Evoqua Water Technologies Corp.*	(89,197)	(1,270,165)
Federal Signal Corp.	(14,408)	(385,414)
Fortune Brands Home & Security, Inc.	(8,701)	(497,088)
Gates Industrial Corp. PLC (United Kingdom)*	(21,216)	(242,075)
Generac Holdings, Inc.*	(1,897)	(131,671)
Gibraltar Industries, Inc.*	(447)	(18,041)
Granite Construction, Inc.	(13,165)	(634,290)
Griffon Corp.	(3,090)	(52,283)
HEICO Corp.	(1,021)	(136,620)
Helios Technologies, Inc.	(5,558)	(257,947)
Hyster-Yale Materials Handling, Inc.	(6,876)	(379,968)
Jacobs Engineering Group, Inc.	(4,449)	(375,451)
JELD-WEN Holding, Inc.*	(37,482)	(795,743)
Kadant, Inc.	(2,086)	(189,430)
Kennametal, Inc.	(23,462)	(867,859)
Kratos Defense & Security Solutions, Inc.*	(42,777)	(979,166)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Lennox International, Inc.	(2,222)	$(611,050)
Lindsay Corp.	(6,085)	(500,248)
Meritor, Inc.*	(36,726)	(890,606)
Moog, Inc., Class A	(2,171)	(203,227)
MSC Industrial Direct Co., Inc., Class A	(3,973)	(295,035)
Mueller Industries, Inc.	(4,805)	(140,642)
Mueller Water Products, Inc., Class A	(94,038)	(923,453)
MYR Group, Inc.*	(2,585)	(96,550)
Nordson Corp.	(7,037)	(994,398)
Northrop Grumman Corp.	(7,880)	(2,546,107)
NOW, Inc.*	(42,197)	(622,828)
Owens Corning	(28,814)	(1,676,975)
Patrick Industries, Inc.*	(16,577)	(815,423)
Pentair PLC (Ireland)	(62,721)	(2,333,221)
PGT Innovations, Inc.*	(44,118)	(737,653)
Primoris Services Corp.	(16,338)	(341,954)
Proto Labs, Inc.*	(4,410)	(511,648)
Quanta Services, Inc.	(33,890)	(1,294,259)
Raven Industries, Inc.	(5,075)	(182,091)
RBC Bearings, Inc.*	(6,593)	(1,099,778)
REV Group, Inc.	(40,767)	(587,452)
Rush Enterprises, Inc., Class A	(5,070)	(185,156)
SiteOne Landscape Supply, Inc.*	(11,590)	(803,187)
Stanley Black & Decker, Inc.	(1,126)	(162,831)
Sunrun, Inc.*	(90,415)	(1,696,185)
Terex Corp.	(39,003)	(1,224,694)
Toro Co. (The)	(12,299)	(822,803)
TPI Composites, Inc.*	(8,768)	(216,745)
TransDigm Group, Inc.*	(5,032)	(2,434,482)
Trex Co., Inc.*	(40,191)	(2,881,695)
TriMas Corp.*	(89)	(2,756)
Triumph Group, Inc.	(52,325)	(1,198,242)
Tutor Perini Corp.*	(6,496)	(90,100)
Universal Forest Products, Inc.	(20,307)	(772,884)
Vicor Corp.*	(6,096)	(189,281)
Vivint Solar, Inc.*	(40,101)	(292,737)
Wabtec Corp.	(47,411)	(3,402,213)
Welbilt, Inc.*	(43,325)	(723,528)
Wesco Aircraft Holdings, Inc.*	(50,788)	(563,747)
WillScot Corp.*	(34,593)	(520,279)
Woodward, Inc.	(1,147)	(129,795)

		(59,371,100)

See accompanying Notes to the Quarterly Portfolio of Investments.

24

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (3.0)%
ABM Industries, Inc.	(7,820)	$(312,800)
ADT, Inc.	(89,974)	(550,641)
Advanced Disposal Services, Inc.*	(55,700)	(1,777,387)
Brady Corp., Class A	(17,125)	(844,605)
Casella Waste Systems, Inc., Class A*	(27,886)	(1,105,122)
Cimpress NV (Netherlands)*	(11,969)	(1,087,862)
Copart, Inc.*	(11,970)	(894,638)
Covanta Holding Corp.	(35,199)	(630,414)
Ennis, Inc.	(6,808)	(139,700)
Equifax, Inc.	(12,274)	(1,659,936)
Exponent, Inc.	(10,570)	(618,768)
Forrester Research, Inc.	(6,645)	(312,514)
Heritage-Crystal Clean, Inc.*	(6,332)	(166,595)
Herman Miller, Inc.	(19,378)	(866,197)
HNI Corp.	(12,819)	(453,536)
Insperity, Inc.	(1,429)	(174,538)
Interface, Inc.	(19,485)	(298,705)
KAR Auction Services, Inc.	(32,016)	(800,400)
MSA Safety, Inc.	(10,731)	(1,130,940)
Multi-Color Corp.	(11,365)	(567,909)
Team, Inc.*	(39,200)	(600,544)
TransUnion	(1,873)	(137,684)
Upwork, Inc.*	(25,247)	(405,972)
US Ecology, Inc.	(13,437)	(800,039)
Viad Corp.	(1,896)	(125,591)

		(16,463,037)

Consumer Durables & Apparel — (1.9)%
Acushnet Holdings Corp.	(1,366)	(35,871)
American Outdoor Brands Corp.*	(130,057)	(1,171,814)
Brunswick Corp.	(22,540)	(1,034,361)
Callaway Golf Co.	(32,231)	(553,084)
Canada Goose Holdings, Inc. (Canada)*	(18,631)	(721,579)
Gildan Activewear, Inc. (Canada)	(28,479)	(1,101,568)
GoPro, Inc., Class A*	(49,656)	(271,122)
Installed Building Products, Inc.*	(9,776)	(578,935)
iRobot Corp.*	(4,217)	(386,446)
Johnson Outdoors, Inc., Class A	(2,723)	(203,054)
Leggett & Platt, Inc.	(24,679)	(946,933)
Malibu Boats, Inc., Class A*	(9,329)	(362,432)
Oxford Industries, Inc.	(8,364)	(633,991)
Sturm Ruger & Co., Inc.	(439)	(23,917)
Tupperware Brands Corp.	(17,523)	(333,463)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Wolverine World Wide, Inc.	(86,087)	$(2,370,836)

		(10,729,406)

Consumer Services — (3.8)%
Carnival Corp. (Panama)	(29,590)	(1,377,414)
Chegg, Inc.*	(4,457)	(171,996)
Churchill Downs, Inc.	(17,335)	(1,994,738)
Dave & Buster’s Entertainment, Inc.	(3,497)	(141,524)
Denny’s Corp.*	(7,308)	(150,033)
El Pollo Loco Holdings, Inc.*	(15,533)	(165,582)
Eldorado Resorts, Inc.*	(26,904)	(1,239,467)
Grand Canyon Education, Inc.*	(12,908)	(1,510,494)
Houghton Mifflin Harcourt Co.*	(16,993)	(97,880)
Hyatt Hotels Corp., Class A	(13,524)	(1,029,582)
International Speedway Corp., Class A	(9,545)	(428,475)
K12, Inc.*	(18,400)	(559,544)
Lindblad Expeditions Holdings, Inc.*	(4)	(72)
MGM Resorts International	(36,422)	(1,040,577)
Monarch Casino & Resort, Inc.*	(7,187)	(307,172)
OneSpaWorld Holdings Ltd. (Bahamas)*	(40,056)	(620,868)
Papa John’s International, Inc.	(35,537)	(1,589,215)
Red Rock Resorts, Inc., Class A	(27,603)	(592,912)
Regis Corp.*	(14,226)	(236,152)
Restaurant Brands International, Inc. (Canada)	(16,335)	(1,135,936)
Royal Caribbean Cruises Ltd. (Liberia)	(2,368)	(287,025)
Ruth’s Hospitality Group, Inc.	(6,889)	(156,449)
Shake Shack, Inc., Class A*	(32,837)	(2,370,831)
Six Flags Entertainment Corp.	(22,226)	(1,104,188)
Strategic Education, Inc.	(821)	(146,138)
Texas Roadhouse, Inc.	(6,359)	(341,288)
Wingstop, Inc.	(20,722)	(1,963,410)

		(20,758,962)

Energy — (6.1)%
Archrock, Inc.	(22,957)	(243,344)
Cameco Corp. (Canada)	(26,251)	(281,673)
Centennial Resource Development, Inc., Class A*	(69,638)	(528,552)
Cheniere Energy, Inc.*	(9,389)	(642,677)
Chesapeake Energy Corp.*	(745,789)	(1,454,289)
Cimarex Energy Co.	(21,053)	(1,249,074)
CNX Resources Corp.*	(103,447)	(756,198)

See accompanying Notes to the Quarterly Portfolio of Investments.

25

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Concho Resources, Inc.	(6,585)	$(679,440)
Continental Resources, Inc.*	(7,644)	(321,736)
Contura Energy, Inc.*	(6,009)	(311,867)
DHT Holdings, Inc. (Marshall Islands)	(50,320)	(297,391)
Diamond Offshore Drilling, Inc.*	(155,356)	(1,378,008)
Diamondback Energy, Inc.	(8,311)	(905,650)
Encana Corp. (Canada)	(483,443)	(2,480,063)
Enerplus Corp. (Canada)	(2,012)	(15,150)
EOG Resources, Inc.	(16,942)	(1,578,317)
Exterran Corp.*	(4,130)	(58,729)
Forum Energy Technologies, Inc.*	(114,890)	(392,924)
Green Plains, Inc.	(62,079)	(669,212)
Hess Corp.	(653)	(41,511)
Keane Group, Inc.*	(15,843)	(106,465)
Liberty Oilfield Services, Inc., Class A	(21,853)	(353,582)
Magnolia Oil & Gas Corp., Class A*	(92)	(1,065)
Marathon Petroleum Corp.	(40,589)	(2,268,113)
Matador Resources Co.*	(46,878)	(931,935)
McDermott International, Inc. (Panama)*	(137,656)	(1,329,757)
Noble Energy, Inc.	(40,474)	(906,618)
Northern Oil and Gas, Inc.*	(67,385)	(130,053)
ONEOK, Inc.	(5,158)	(354,922)
Par Pacific Holdings, Inc.*	(43,548)	(893,605)
PDC Energy, Inc.*	(31)	(1,118)
Renewable Energy Group, Inc.*	(13,687)	(217,076)
Select Energy Services, Inc., Class A*	(15,970)	(185,412)
SemGroup Corp., Class A	(70,013)	(840,156)
Ship Finance International Ltd. (Bermuda)	(101,520)	(1,270,015)
SM Energy Co.	(30,464)	(381,409)
Solaris Oilfield Infrastructure, Inc., Class A	(54,720)	(819,706)
Targa Resources Corp.	(69,096)	(2,712,709)
TechnipFMC PLC (United Kingdom)	(19,325)	(501,290)
Tellurian, Inc.*	(23,489)	(184,389)
Transocean Ltd. (Switzerland)*	(85,146)	(545,786)
Unit Corp.*	(164)	(1,458)
US Silica Holdings, Inc.	(85,976)	(1,099,633)
Vermilion Energy, Inc. (Canada)	(1,069)	(23,229)
Whiting Petroleum Corp.*	(21,182)	(395,680)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Williams Cos., Inc. (The)	(50,508)	$(1,416,244)
WPX Energy, Inc.*	(153,034)	(1,761,421)

		(33,918,651)

Food & Staples Retailing — (0.8)%
Casey’s General Stores, Inc.	(1,303)	(203,255)
Chefs’ Warehouse, Inc. (The)*	(138)	(4,840)
Costco Wholesale Corp.	(2,552)	(674,392)
Performance Food Group Co.*	(39,867)	(1,595,876)
PriceSmart, Inc.	(23,572)	(1,205,001)
United Natural Foods, Inc.*	(82,434)	(739,433)

		(4,422,797)

Food, Beverage & Tobacco — (4.0)%
B&G Foods, Inc.	(26,453)	(550,222)
Boston Beer Co., Inc. (The), Class A*	(1,726)	(652,014)
Calavo Growers, Inc.	(20,556)	(1,988,587)
Coca-Cola Consolidated, Inc.	(1,860)	(556,605)
Conagra Brands, Inc.	(9,180)	(243,454)
Cott Corp. (Canada)	(108,291)	(1,445,685)
Darling Ingredients, Inc.*	(53,757)	(1,069,227)
Flowers Foods, Inc.	(85,600)	(1,991,912)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(36,039)	(971,251)
Freshpet, Inc.*	(23,695)	(1,078,359)
Hain Celestial Group, Inc. (The)*	(182,701)	(4,001,152)
Hostess Brands, Inc.*	(42,635)	(615,649)
J&J Snack Foods Corp.	(6,696)	(1,077,721)
John B. Sanfilippo & Son, Inc.	(1,725)	(137,465)
Lancaster Colony Corp.	(1,188)	(176,537)
MGP Ingredients, Inc.	(11,228)	(744,529)
Primo Water Corp.*	(37,385)	(459,836)
Sanderson Farms, Inc.	(21,169)	(2,890,839)
Simply Good Foods Co. (The)*	(22,392)	(539,199)
Tootsie Roll Industries, Inc.	(3,560)	(131,471)
Turning Point Brands, Inc.	(6,676)	(326,990)
Tyson Foods, Inc., Class A	(5,931)	(478,869)

		(22,127,573)

Health Care Equipment & Services — (6.0)%
Acadia Healthcare Co., Inc.*	(58,925)	(2,059,429)
Addus HomeCare Corp.*	(19,158)	(1,435,892)
AtriCure, Inc.*	(9,151)	(273,066)
Avanos Medical, Inc.*	(7,267)	(316,914)
Axogen, Inc.*	(38,634)	(764,953)

See accompanying Notes to the Quarterly Portfolio of Investments.

26

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Becton Dickinson and Co.	(4,401)	$(1,109,096)
Boston Scientific Corp.*	(18,051)	(775,832)
Cantel Medical Corp.	(16,594)	(1,338,140)
Cardiovascular Systems, Inc.*	(8,254)	(354,344)
Cigna Corp.	(966)	(152,193)
CONMED Corp.	(1,603)	(137,169)
DaVita, Inc.*	(68,024)	(3,827,030)
Diplomat Pharmacy, Inc.*	(35,145)	(214,033)
Ensign Group, Inc. (The)	(15,525)	(883,683)
Evolent Health, Inc., Class A*	(115,883)	(921,270)
Guardant Health, Inc.*	(6,300)	(543,879)
Haemonetics Corp.*	(4,559)	(548,630)
HealthStream, Inc.*	(5,037)	(130,257)
Heska Corp.*	(291)	(24,784)
ICU Medical, Inc.*	(2,426)	(611,134)
Inogen, Inc.*	(5,486)	(366,245)
Inspire Medical Systems, Inc.*	(15,952)	(967,489)
Insulet Corp.*	(3,871)	(462,120)
Intuitive Surgical, Inc.*	(2,169)	(1,137,749)
iRhythm Technologies, Inc.*	(20,824)	(1,646,762)
Lantheus Holdings, Inc.*	(2,429)	(68,741)
LeMaitre Vascular, Inc.	(205)	(5,736)
Merit Medical Systems, Inc.*	(6,359)	(378,742)
Mesa Laboratories, Inc.	(22)	(5,375)
Molina Healthcare, Inc.*	(1,181)	(169,048)
National Research Corp.	(3,535)	(203,581)
Nevro Corp.*	(55,130)	(3,574,078)
NuVasive, Inc.*	(4,748)	(277,948)
OraSure Technologies, Inc.*	(160)	(1,485)
OrthoPediatrics Corp.*	(69)	(2,691)
Patterson Cos., Inc.	(19,369)	(443,550)
PetIQ, Inc.*	(27,748)	(914,574)
Providence Service Corp. (The)*	(6,414)	(367,779)
Quidel Corp.*	(869)	(51,549)
RadNet, Inc.*	(22,607)	(311,751)
Stryker Corp.	(1,201)	(246,902)
Surgery Partners, Inc.*	(14,744)	(120,016)
Tabula Rasa HealthCare, Inc.*	(5,461)	(272,668)
Tenet Healthcare Corp.*	(8,717)	(180,093)
US Physical Therapy, Inc.	(10,165)	(1,245,924)
ViewRay, Inc.*	(123,021)	(1,083,815)
Vocera Communications, Inc.*	(31,980)	(1,020,802)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
WellCare Health Plans, Inc.*	(3,586)	$(1,022,261)
Wright Medical Group NV (Netherlands)*	(12,413)	(370,156)

		(33,341,358)

Household & Personal Products — (0.6)%
Central Garden & Pet Co., Class A*	(25,590)	(630,538)
elf Beauty, Inc.*	(578)	(8,150)
Energizer Holdings, Inc.	(32,567)	(1,258,389)
Spectrum Brands Holdings, Inc.	(15,189)	(816,713)
WD-40 Co.	(5,526)	(878,855)

		(3,592,645)

Materials — (7.0)%
A. Schulman, Inc. CVR(c)*	(10,821)	(5,659)
AK Steel Holding Corp.*	(24,876)	(58,956)
Alamos Gold, Inc., Class A (Canada)	(28,107)	(170,047)
Albemarle Corp.	(56,018)	(3,944,227)
Axalta Coating Systems Ltd. (Bermuda)*	(10,091)	(300,409)
Balchem Corp.	(1,523)	(152,254)
Barrick Gold Corp. (Canada)	(271,443)	(4,280,656)
Boise Cascade Co.	(185)	(5,200)
Cabot Corp.	(20,002)	(954,295)
Carpenter Technology Corp.	(1,495)	(71,730)
Chemours Co. (The)	(53,969)	(1,295,256)
Cleveland-Cliffs, Inc.	(123,478)	(1,317,510)
Coeur Mining, Inc.*	(57,971)	(251,594)
Crown Holdings, Inc.*	(20,824)	(1,272,346)
Freeport-McMoRan, Inc.	(277,812)	(3,225,397)
FutureFuel Corp.	(4)	(47)
GCP Applied Technologies, Inc.*	(32,200)	(729,008)
Graphic Packaging Holding Co.	(34,698)	(485,078)
Greif, Inc., Class A	(5,655)	(184,070)
Hecla Mining Co.	(95,517)	(171,931)
Hudbay Minerals, Inc. (Canada)	(4,610)	(24,940)
IAMGOLD Corp. (Canada)*	(19,077)	(64,480)
Ingevity Corp.*	(17,011)	(1,789,047)
Innophos Holdings, Inc.	(12,706)	(369,872)
International Flavors & Fragrances, Inc.	(7,026)	(1,019,402)
Kaiser Aluminum Corp.	(1,524)	(148,758)
Kronos Worldwide, Inc.	(1,019)	(15,611)
Linde PLC (Ireland)	(2,471)	(496,177)
Livent Corp.*	(63,360)	(438,451)

See accompanying Notes to the Quarterly Portfolio of Investments.

27

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Louisiana-Pacific Corp.	(82,794)	$(2,170,859)
LyondellBasell Industries NV, Class A (Netherlands)	(22,520)	(1,939,648)
Novagold Resources, Inc. (Canada)*	(6,552)	(38,722)
Owens-Illinois, Inc.	(32,253)	(557,009)
Pan American Silver Corp. (Canada)	(66,486)	(858,334)
PH Glatfelter Co.	(27,725)	(467,998)
Royal Gold, Inc.	(4,753)	(487,135)
Sonoco Products Co.	(8,230)	(537,748)
Southern Copper Corp.	(3,704)	(143,900)
SSR Mining, Inc. (Canada)*	(10,161)	(138,901)
Teck Resources Ltd., Class B (Canada)	(76,485)	(1,763,744)
US Concrete, Inc.*	(30,490)	(1,515,048)
Valhi, Inc.	(217)	(644)
Valvoline, Inc.	(48,776)	(952,595)
Venator Materials PLC (United Kingdom)*	(97,422)	(515,362)
Vulcan Materials Co.	(1,730)	(237,546)
Westlake Chemical Corp.	(33,501)	(2,326,979)
Westrock Co.	(9,772)	(356,385)
Worthington Industries, Inc.	(112)	(4,509)
Yamana Gold, Inc. (Canada)	(152,941)	(385,411)

		(38,640,885)

Media & Entertainment — (2.1)%
AMC Entertainment Holdings, Inc., Class A	(49,675)	(463,468)
Cable One, Inc.	(1,279)	(1,497,696)
Entercom Communications Corp., Class A	(181,596)	(1,053,257)
Eventbrite, Inc., Class A*	(33,783)	(547,285)
EW Scripps Co. (The), Class A	(13,148)	(201,033)
John Wiley & Sons, Inc., Class A	(2,715)	(124,510)
Madison Square Garden Co. (The), Class A*	(1,009)	(282,459)
Marcus Corp. (The)	(5,452)	(179,698)
Meredith Corp.	(3,381)	(186,158)
National CineMedia, Inc.	(19,338)	(126,857)
Rosetta Stone, Inc.*	(7,275)	(166,452)
Shaw Communications, Inc., Class B (Canada)	(206)	(4,198)
Sinclair Broadcast Group, Inc., Class A	(12,645)	(678,151)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Sirius XM Holdings, Inc.	(49,009)	$(273,470)
Take-Two Interactive Software, Inc.*	(2,326)	(264,071)
TrueCar, Inc.*	(145,457)	(794,195)
WideOpenWest, Inc.*	(44,128)	(320,369)
World Wrestling Entertainment, Inc., Class A	(4,831)	(348,847)
Yelp, Inc.*	(71,206)	(2,433,821)
Zillow Group, Inc., Class C*	(30,849)	(1,431,085)
Zynga, Inc., Class A*	(46,942)	(287,754)

		(11,664,834)

Pharmaceuticals, Biotechnology & Life Sciences — (1.9)%
Aimmune Therapeutics, Inc.*	(5,358)	(111,554)
Akebia Therapeutics, Inc.*	(3,467)	(16,780)
Akorn, Inc.*	(57,554)	(296,403)
Alder Biopharmaceuticals, Inc.*	(11,034)	(129,870)
AnaptysBio, Inc.*	(1,449)	(81,753)
ANI Pharmaceuticals, Inc.*	(628)	(51,622)
Atara Biotherapeutics, Inc.*	(3,679)	(73,985)
Aurinia Pharmaceuticals, Inc. (Canada)*	(42)	(276)
Bluebird Bio, Inc.*	(3,237)	(411,746)
Cambrex Corp.*	(12,639)	(591,632)
Catalent, Inc.*	(14,738)	(798,947)
Codexis, Inc.*	(25,473)	(469,467)
Corcept Therapeutics, Inc.*	(233)	(2,598)
Crinetics Pharmaceuticals, Inc.*	(100)	(2,500)
Denali Therapeutics, Inc.*	(3,379)	(70,148)
Eidos Therapeutics, Inc.*	(33)	(1,026)
Emergent BioSolutions, Inc.*	(100)	(4,831)
Flexion Therapeutics, Inc.*	(15,036)	(184,943)
Fluidigm Corp.*	(11,718)	(144,366)
Homology Medicines, Inc.*	(2,332)	(45,637)
Insmed, Inc.*	(6,407)	(164,019)
Intercept Pharmaceuticals, Inc.*	(4,713)	(375,013)
Intersect ENT, Inc.*	(3,577)	(81,413)
Intra-Cellular Therapies, Inc.*	(13,843)	(179,682)
IQVIA Holdings, Inc.*	(734)	(118,101)
Luminex Corp.	(50,365)	(1,039,534)
MacroGenics, Inc.*	(15,131)	(256,773)
Myovant Sciences Ltd. (Bermuda)*	(410)	(3,710)
Myriad Genetics, Inc.*	(1,799)	(49,976)
NanoString Technologies, Inc.*	(30,935)	(938,877)
Nektar Therapeutics*	(12,328)	(438,630)

See accompanying Notes to the Quarterly Portfolio of Investments.

28

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Pacific Biosciences of California, Inc.*	(216,652)	$(1,310,745)
Phibro Animal Health Corp., Class A	(234)	(7,434)
REGENXBIO, Inc.*	(9,305)	(477,998)
Revance Therapeutics, Inc.*	(26,561)	(344,496)
Sangamo Therapeutics, Inc.*	(16,484)	(177,533)
Sarepta Therapeutics, Inc.*	(1,683)	(255,732)
TherapeuticsMD, Inc.*	(99,262)	(258,081)
Theravance Biopharma, Inc. (Cayman Islands)*	(16,186)	(264,317)
UroGen Pharma Ltd. (Israel)*	(276)	(9,919)
Zogenix, Inc.*	(4,541)	(216,969)

		(10,459,036)

Retailing — (4.6)%
Aaron’s, Inc.	(18,297)	(1,123,619)
At Home Group, Inc.*	(75,933)	(505,714)
Big Lots, Inc.	(63,716)	(1,822,915)
Burlington Stores, Inc.*	(12,324)	(2,096,929)
Caleres, Inc.	(59,094)	(1,177,152)
CarMax, Inc.*	(20,569)	(1,786,006)
Carvana Co.*	(2,876)	(180,009)
Chico’s FAS, Inc.	(245,856)	(828,535)
Children’s Place, Inc. (The)	(4,813)	(459,064)
Designer Brands, Inc., Class A	(87,593)	(1,679,158)
Dick’s Sporting Goods, Inc.	(5,594)	(193,720)
Five Below, Inc.*	(13,722)	(1,646,914)
Floor & Decor Holdings, Inc., Class A*	(32,468)	(1,360,409)
Funko, Inc., Class A*	(13,585)	(329,029)
Genuine Parts Co.	(15,119)	(1,566,026)
GrubHub, Inc.*	(20,950)	(1,633,890)
Guess?, Inc.	(95,383)	(1,540,435)
Lithia Motors, Inc., Class A	(9,347)	(1,110,237)
Monro, Inc.	(5,112)	(436,054)
National Vision Holdings, Inc.*	(46,463)	(1,427,808)
Ollie’s Bargain Outlet Holdings, Inc.*	(12,561)	(1,094,189)
Party City Holdco, Inc.*	(61,279)	(449,175)
Penske Automotive Group, Inc.	(2,576)	(121,845)
Quotient Technology, Inc.*	(9,495)	(101,976)
Stitch Fix, Inc., Class A*	(12,393)	(396,452)
Wayfair, Inc., Class A*	(1,370)	(200,020)

		(25,267,280)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (3.6)%
Advanced Energy Industries, Inc.*	(1,060)	$(59,646)
Advanced Micro Devices, Inc.*	(10,293)	(312,598)
Ambarella, Inc. (Cayman Islands)*	(62,321)	(2,750,226)
Brooks Automation, Inc.	(14,753)	(571,679)
CEVA, Inc.*	(10,627)	(258,767)
Entegris, Inc.	(11,335)	(423,022)
First Solar, Inc.*	(11,702)	(768,587)
FormFactor, Inc.*	(48,817)	(764,962)
Ichor Holdings Ltd. (Cayman Islands)*	(185)	(4,373)
Inphi Corp.*	(6,777)	(339,528)
KLA-Tencor Corp.	(25,299)	(2,990,342)
MACOM Technology Solutions Holdings, Inc.*	(42,823)	(647,912)
Marvell Technology Group Ltd. (Bermuda)	(72,211)	(1,723,676)
MaxLinear, Inc.*	(44,701)	(1,047,791)
MKS Instruments, Inc.	(4,864)	(378,857)
Monolithic Power Systems, Inc.	(7,423)	(1,007,895)
Nanometrics, Inc.*	(597)	(20,722)
NVIDIA Corp.	(12,812)	(2,104,115)
Photronics, Inc.*	(34,502)	(282,916)
Power Integrations, Inc.	(5,890)	(472,260)
Rambus, Inc.*	(68,912)	(829,700)
Rudolph Technologies, Inc.*	(7,009)	(193,659)
Semtech Corp.*	(10,435)	(501,402)
Silicon Laboratories, Inc.*	(5,197)	(537,370)
Synaptics, Inc.*	(36,966)	(1,077,189)

		(20,069,194)

Software & Services — (5.9)%
2U, Inc.*	(7,013)	(263,969)
8x8, Inc.*	(57,677)	(1,390,016)
Appian Corp.*	(32,648)	(1,177,613)
Benefitfocus, Inc.*	(38,868)	(1,055,266)
Black Knight, Inc.*	(24,679)	(1,484,442)
BlackBerry Ltd. (Canada)*	(10,874)	(81,120)
Bottomline Technologies DE, Inc.*	(5,387)	(238,321)
Box, Inc., Class A*	(23,742)	(418,097)
Carbon Black, Inc.*	(29,083)	(486,268)
Cloudera, Inc.*	(184,528)	(970,617)
Conduent, Inc.*	(27,440)	(263,150)
CoreLogic, Inc.*	(22,622)	(946,278)
CSG Systems International, Inc.	(5,066)	(247,373)

See accompanying Notes to the Quarterly Portfolio of Investments.

29

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
DocuSign, Inc.*	(18,442)	$(916,752)
Domo, Inc., Class B*	(15,033)	(410,702)
FireEye, Inc.*	(155,904)	(2,308,938)
ForeScout Technologies, Inc.*	(18,743)	(634,638)
Gartner, Inc.*	(7,547)	(1,214,614)
Instructure, Inc.*	(17,680)	(751,400)
Jack Henry & Associates, Inc.	(11,005)	(1,473,790)
LivePerson, Inc.*	(5,565)	(156,043)
MAXIMUS, Inc.	(27,625)	(2,003,918)
MicroStrategy, Inc., Class A*	(4,316)	(618,526)
Nutanix, Inc., Class A*	(76,677)	(1,989,001)
OneSpan, Inc.*	(1,171)	(16,593)
Paysign, Inc.*	(1,433)	(19,159)
Perficient, Inc.*	(11,454)	(393,101)
Perspecta, Inc.	(8,642)	(202,309)
Pivotal Software, Inc., Class A*	(66,873)	(706,179)
PTC, Inc.*	(4,482)	(402,304)
Sabre Corp.	(5,790)	(128,538)
SailPoint Technologies Holding, Inc.*	(17,717)	(355,049)
Science Applications International Corp.	(25,700)	(2,224,592)
Splunk, Inc.*	(5,426)	(682,320)
SVMK, Inc.*	(21,435)	(353,892)
Switch, Inc., Class A	(163,837)	(2,144,626)
Tenable Holdings, Inc.*	(25,212)	(719,550)
TiVo Corp.	(54,790)	(403,802)
Trade Desk, Inc. (The), Class A*	(5,269)	(1,200,173)
Varonis Systems, Inc.*	(8,371)	(518,500)
Virtusa Corp.*	(1,275)	(56,648)
Zuora, Inc., Class A*	(36,515)	(559,410)

		(32,587,597)

Technology Hardware & Equipment — (4.2)%
3D Systems Corp.*	(172,698)	(1,571,552)
ADTRAN, Inc.	(25,888)	(394,792)
Anixter International, Inc.*	(4,549)	(271,621)
Arrow Electronics, Inc.*	(6,269)	(446,792)
Benchmark Electronics, Inc.	(16,685)	(419,127)
Casa Systems, Inc.*	(617)	(3,967)
Celestica, Inc. (Canada)*	(60,168)	(410,947)
Control4 Corp.*	(7,759)	(184,276)
Dolby Laboratories, Inc., Class A	(15,260)	(985,796)
Electronics For Imaging, Inc.*	(47,909)	(1,768,321)
ePlus, Inc.*	(1,708)	(117,750)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Extreme Networks, Inc.*	(39,117)	$(253,087)
FARO Technologies, Inc.*	(7,826)	(411,491)
Finisar Corp.*	(40,451)	(925,114)
Fitbit, Inc., Class A*	(230,222)	(1,012,977)
II-VI, Inc.*	(19,850)	(725,716)
Infinera Corp.*	(445,314)	(1,295,864)
IPG Photonics Corp.*	(147)	(22,675)
Lumentum Holdings, Inc.*	(34,485)	(1,841,844)
NETGEAR, Inc.*	(44)	(1,113)
NetScout Systems, Inc.*	(53,604)	(1,361,006)
nLight, Inc.*	(44,545)	(855,264)
Novanta, Inc. (Canada)*	(5,146)	(485,268)
PC Connection, Inc.	(10)	(350)
Plantronics, Inc.	(313)	(11,594)
Plexus Corp.*	(22,165)	(1,293,771)
Pure Storage, Inc., Class A*	(75,216)	(1,148,548)
Sanmina Corp.*	(32,750)	(991,670)
ScanSource, Inc.*	(5,160)	(168,010)
Sierra Wireless, Inc. (Canada)*	(25,659)	(309,961)
Stratasys Ltd. (Israel)*	(20,045)	(588,722)
SYNNEX Corp.	(17,039)	(1,676,638)
Ubiquiti Networks, Inc.	(2,669)	(350,974)
ViaSat, Inc.*	(3,426)	(276,889)
Western Digital Corp.	(17,091)	(812,677)

		(23,396,164)

Telecommunication Services — (0.7)%
ATN International, Inc.	(5,309)	(306,489)
Bandwidth, Inc., Class A*	(7,073)	(530,616)
BCE, Inc. (Canada)	(23,755)	(1,080,377)
Boingo Wireless, Inc.*	(63,294)	(1,137,393)
ORBCOMM, Inc.*	(50,530)	(366,342)
TELUS Corp. (Canada)	(9,921)	(366,184)

		(3,787,401)

Transportation — (2.6)%
Air Transport Services Group, Inc.*	(59,367)	(1,448,555)
Alaska Air Group, Inc.	(5,548)	(354,573)
Allegiant Travel Co.	(1,360)	(195,160)
Canadian National Railway Co. (Canada)	(10,945)	(1,012,194)
Canadian Pacific Railway Ltd. (Canada)	(2,484)	(584,336)
Hawaiian Holdings, Inc.	(67,786)	(1,859,370)
Heartland Express, Inc.	(11,306)	(204,299)

See accompanying Notes to the Quarterly Portfolio of Investments.

30

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Concluded)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
JB Hunt Transport Services, Inc.	(4,652)	$(425,239)
JetBlue Airways Corp.*	(64,282)	(1,188,574)
Matson, Inc.	(12,636)	(490,909)
Ryder System, Inc.	(46,746)	(2,725,292)
Saia, Inc.*	(20,375)	(1,317,651)
SkyWest, Inc.	(33,471)	(2,030,685)
Werner Enterprises, Inc.	(10,644)	(330,816)

		(14,167,653)

Utilities — (3.0)%
AquaVenture Holdings Ltd. (British Virgin Islands)*	(83)	(1,658)
Avangrid, Inc.	(2,712)	(136,956)
Avista Corp.	(5,107)	(227,772)
Black Hills Corp.	(1,928)	(150,712)
CenterPoint Energy, Inc.	(92,624)	(2,651,825)
Clearway Energy, Inc., Class A	(1,370)	(22,167)
Consolidated Edison, Inc.	(9,675)	(848,304)
Dominion Energy, Inc.	(41,580)	(3,214,966)
Duke Energy Corp.	(13,830)	(1,220,359)
Edison International	(35,621)	(2,401,212)
Exelon Corp.	(7,436)	(356,482)
MDU Resources Group, Inc.	(4,820)	(124,356)
OGE Energy Corp.	(8,858)	(376,996)
PG&E Corp.*	(157,767)	(3,616,020)
PPL Corp.	(19,286)	(598,059)
Southern Co. (The)	(14,787)	(817,425)

		(16,765,269)

TOTAL COMMON STOCK (Proceeds $458,388,863)		(411,052,907)

TOTAL SECURITIES SOLD SHORT - (74.2)%		(411,052,907)

(Proceeds $458,388,863)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		4,636,261

NET ASSETS - 100.0%		$553,634,956

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2019, the market value of securities on loan was $185,791,335.
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
(c)	Security is fair valued by the Adviser under direction of the Board of Trustees.
*	Non-income producing.

CVR Contingent Value Rights

PLC Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

31

GOTHAM NEUTRAL FUND

Portfolio of Investments

June 30, 2019

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 122.8%
COMMON STOCKS — 122.8%
Automobiles & Components — 1.3%
Aptiv PLC (Jersey)†	7,523	$608,084
BorgWarner, Inc.†(a)	8,637	362,581
Dana, Inc.†(a)	17,945	357,823
Delphi Technologies PLC (Jersey)†	5,612	112,240
Fiat Chrysler Automobiles NV (Netherlands)(a)	5,136	70,980
Garrett Motion, Inc.*	1,607	24,667
General Motors Co.†	6,821	262,813
Goodyear Tire & Rubber Co. (The)†	2,985	45,670
Lear Corp.†	1,519	211,551
Magna International, Inc. (Canada)†(a)	5,472	271,958
Modine Manufacturing Co.*	471	6,740
Thor Industries, Inc.†	4,720	275,884

		2,610,991

Capital Goods — 15.2%
3M Co.†	4,554	789,390
A.O. Smith Corp.†	2,921	137,754
Acuity Brands, Inc.†(b)	1,802	248,514
Albany International Corp., Class A	818	67,820
Allison Transmission Holdings, Inc.†	1,909	88,482
Altra Industrial Motion Corp.†(b)	5,015	179,938
AMETEK, Inc.†	3,257	295,866
Arconic, Inc.†	14,611	377,256
AZZ, Inc.†	2,460	113,209
Barnes Group, Inc.	2,047	115,328
BMC Stock Holdings, Inc.†(b)*	13,697	290,376
Builders FirstSource, Inc.†*	31,548	531,899
BWX Technologies, Inc.†(b)	1,694	88,257
Caterpillar, Inc.†	3,976	541,889
Columbus McKinnon Corp.†(b)	1,987	83,394
Comfort Systems USA, Inc.†	3,198	163,066
Continental Building Products, Inc.†*	17,610	467,898
Crane Co.†	5,259	438,811
Cummins, Inc.†(b)	4,681	802,043
Curtiss-Wright Corp.†(a)	3,005	382,026
Dover Corp.†	5,782	579,356
Ducommun, Inc.*	80	3,606
Eaton Corp. PLC (Ireland)†(a)	11,540	961,051
EMCOR Group, Inc.†	4,968	437,681
Encore Wire Corp.†	1,166	68,304
Fastenal Co.†(b)	25,924	844,863
Flowserve Corp.†(b)	17,710	933,140

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Fluor Corp.†	1,921	$64,718
Fortive Corp.†(b)	12,572	1,024,869
Foundation Building Materials, Inc.†*	459	8,161
Gardner Denver Holdings, Inc.†(a)*	18,478	639,339
General Dynamics Corp.†	2,173	395,095
GMS, Inc.†*	9,346	205,612
GrafTech International Ltd.†	75,708	870,642
Great Lakes Dredge & Dock Corp.†*	5,033	55,564
HD Supply Holdings, Inc.†*	14,384	579,388
Hexcel Corp.†	2,279	184,326
Hillenbrand, Inc.†	5,270	208,534
Honeywell International, Inc.†	9,049	1,579,865
Hubbell, Inc.†(a)	8,658	1,129,003
Huntington Ingalls Industries, Inc.(a)	823	184,961
Illinois Tool Works, Inc.†(a)(b)	4,142	624,655
Ingersoll-Rand PLC (Ireland)†(a)	3,554	450,185
JELD-WEN Holding, Inc.†*	22,547	478,673
Johnson Controls International PLC (Ireland)†(a)	31,420	1,297,960
Kaman Corp.†	1,267	80,695
L3 Technologies, Inc.†(a)	3,689	904,432
L3Harris Technologies, Inc.†	3,875	732,879
Lockheed Martin Corp.†(a)	2,132	775,067
Manitowoc Co., Inc. (The)†*	8,948	159,274
Masco Corp.†(b)	4,179	163,984
Masonite International Corp. (Canada)*	884	46,569
Milacron Holdings Corp.†*	13,960	192,648
MRC Global, Inc.†(b)*	6,271	107,360
National Presto Industries, Inc.†(b)	1,122	104,671
Navistar International Corp.†*	11,288	388,872
Parker-Hannifin Corp.†	4,892	831,689
Raytheon Co.†(a)	2,279	396,273
Regal Beloit Corp.†(a)	6,863	560,776
Rexnord Corp.†(b)*	17,599	531,842
Roper Technologies, Inc.†	1,088	398,491
Snap-on, Inc.†(a)	1,630	269,993
Spirit AeroSystems Holdings, Inc., Class A†.	13,620	1,108,259
SPX FLOW, Inc.†*	6,944	290,676
Textron, Inc.†	5,553	294,531
Timken Co. (The)†	11,245	577,318
United Rentals, Inc.†*	2,207	292,714
United Technologies Corp.†	755	98,301

See accompanying Notes to the Quarterly Portfolio of Investments.

32

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Univar, Inc.†(b)*	7,144	$157,454
Valmont Industries, Inc.†	548	69,492
Wabash National Corp.†(a)(b)	16,053	261,182
Watts Water Technologies, Inc., Class A†	1,666	155,238
Welbilt, Inc.†(a)*	22,645	378,172
WESCO International, Inc.†(a)*	2,343	118,673
WW Grainger, Inc.†	447	119,899

		30,580,191

Commercial & Professional Services — 3.8%
ABM Industries, Inc.(b)	2,540	101,600
Brink’s Co. (The)†(b)	1,843	149,615
CBIZ, Inc.†*	3,018	59,123
Cintas Corp.	447	106,069
Clean Harbors, Inc.†*	5,374	382,091
Deluxe Corp.†	15,281	621,325
FTI Consulting, Inc.†(a)*	6,630	555,859
Healthcare Services Group, Inc.(b)	1,761	53,394
Heidrick & Struggles International, Inc.	156	4,675
Huron Consulting Group, Inc.†*	990	49,876
ICF International, Inc.†	949	69,087
IHS Markit Ltd. (Bermuda)*	5,041	321,213
Kforce, Inc.	115	4,035
Korn Ferry†	6,698	268,389
ManpowerGroup, Inc.†(a)	5,422	523,765
Multi-Color Corp.	3	150
Navigant Consulting, Inc.†(a)(b)	3,518	81,582
Nielsen Holdings PLC (United Kingdom)(b)	2,482	56,093
Republic Services, Inc.†(a)	6,362	551,204
Ritchie Bros Auctioneers, Inc. (Canada)†	5,569	185,002
Robert Half International, Inc.†(a)	9,960	567,820
SP Plus Corp.†*	5,045	161,087
Steelcase, Inc., Class A	5,105	87,296
Tetra Tech, Inc.†(a)	4,114	323,155
Thomson Reuters Corp. (Canada)†	16,183	1,043,156
UniFirst Corp.†	798	150,479
Verisk Analytics, Inc.†	2,343	343,156
Waste Connections, Inc. (Canada)†	3,718	355,366
Waste Management, Inc.†	4,412	509,012

		7,684,674

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — 4.8%
Acushnet Holdings Corp.	1,925	$50,550
Capri Holdings Ltd. (British Virgin Islands)(a)*	1,576	54,656
Deckers Outdoor Corp.†*	3,933	692,090
Ethan Allen Interiors, Inc.(b)	516	10,867
Fossil Group, Inc.†(a)(b)*	45,671	525,216
Garmin Ltd. (Switzerland)†(a)	10,524	839,815
Hanesbrands, Inc.†(b)	19,041	327,886
Hasbro, Inc.†(b)	2,516	265,891
Installed Building Products, Inc.†*	4,677	276,972
La-Z-Boy, Inc.†(b)	2,722	83,457
Mattel, Inc.†*	78,387	878,718
Movado Group, Inc.†	1,847	49,869
Newell Brands, Inc.†(b)	74,051	1,141,866
PVH Corp.†	5,110	483,610
Ralph Lauren Corp.†(b)	3,459	392,908
Sonos, Inc.†*	5,086	57,675
Steven Madden Ltd.†	5,430	184,343
Sturm Ruger & Co., Inc.†	4,629	252,188
Tapestry, Inc.†(a)	11,538	366,101
TopBuild Corp.†*	10,217	845,559
Universal Electronics, Inc.†*	556	22,807
VF Corp.†	16,527	1,443,633
Whirlpool Corp.†(b)	2,543	362,021

		9,608,698

Consumer Services — 3.9%
Aramark†	8,609	310,441
BJ’s Restaurants, Inc.†(b)	6,429	282,490
Bloomin’ Brands, Inc.†(b)	26,734	505,540
Career Education Corp.†*	3,966	75,632
Cheesecake Factory, Inc. (The)(b)	6,863	300,050
Choice Hotels International, Inc.†	4,656	405,119
Cracker Barrel Old Country Store, Inc.†(b)	2,811	479,922
Darden Restaurants, Inc.†(b)	3,627	441,515
Dave & Buster’s Entertainment, Inc.(b)	1,874	75,841
Everi Holdings, Inc.†*	7,280	86,850
frontdoor, Inc.(a)*	2,410	104,956
Graham Holdings Co., Class B†	214	147,666
Hilton Worldwide Holdings, Inc.†(b)	1,935	189,127
International Game Technology PLC (United Kingdom)†(b)	30,551	396,246
International Speedway Corp., Class A	132	5,925

See accompanying Notes to the Quarterly Portfolio of Investments.

33

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Jack in the Box, Inc.†	3,897	$317,177
K12, Inc.†*	1,406	42,756
Las Vegas Sands Corp.†	4,144	244,869
Laureate Education, Inc., Class A†*	4,595	72,187
Marriott International, Inc., Class A	356	49,943
McDonald’s Corp.†	333	69,151
Norwegian Cruise Line Holdings Ltd. (Bermuda)†*	6,525	349,936
Planet Fitness, Inc., Class A*	3,028	219,348
Ruth’s Hospitality Group, Inc.†(b)	906	20,575
Scientific Games Corp.†(b)*	13,110	259,840
SeaWorld Entertainment, Inc.†*	4,680	145,080
Service Corp. International†	3,219	150,585
Stars Group, Inc. (The) (Canada)†*	25,150	429,310
Vail Resorts, Inc.	330	73,649
Weight Watchers International, Inc.(a)(b)*	14,273	272,614
Wendy’s Co. (The)(b)	7,911	154,897
Wyndham Hotels & Resorts, Inc.†(a)	7,678	427,972
Yum! Brands, Inc.†	6,916	765,394

		7,872,603

Energy — 7.2%
Anadarko Petroleum Corp.†	10,562	745,255
Antero Resources Corp.†(b)*	68,952	381,305
Apergy Corp.†*	6,371	213,683
Berry Petroleum Corp.(b)	896	9,498
Cabot Oil & Gas Corp.†(b)	26,179	601,070
Canadian Natural Resources, Ltd. (Canada)†	8,388	226,224
Chevron Corp.†	7,039	875,933
ConocoPhillips†	17,370	1,059,570
CONSOL Energy, Inc.†*	4,180	111,230
Core Laboratories NV (Netherlands)†	5,826	304,583
Crescent Point Energy Corp. (Canada)	17,783	58,684
CVR Energy, Inc.(b)	3,086	154,269
Delek US Holdings, Inc.†(b)	16,906	685,031
Devon Energy Corp.†	23,090	658,527
EQT Corp.†	33,938	536,560
Exxon Mobil Corp.†(b)	5,803	444,684
FTS International, Inc.†(a)*	28,916	161,351
Gulfport Energy Corp.(b)*	37,512	184,184
Halliburton Co.†	26,488	602,337
Helmerich & Payne, Inc.†(b)	13,529	684,838

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
HollyFrontier Corp.	2,997	$138,701
Kinder Morgan, Inc.†(a)	25,588	534,277
Nabors Industries Ltd. (Bermuda)†(a) .	280,829	814,404
National Oilwell Varco, Inc.†(a)	16,154	359,103
Oceaneering International, Inc.(b)*	5,370	109,494
Oil States International, Inc.†(b)*	5,133	93,934
Patterson-UTI Energy, Inc.†(b)	64,633	743,926
Pembina Pipeline Corp. (Canada)†	3,027	112,635
Phillips 66†	5,493	513,815
ProPetro Holding Corp.†*	3,911	80,958
QEP Resources, Inc.†*	14,146	102,276
Range Resources Corp.(b)	34,912	243,686
Renewable Energy Group, Inc.†*	7,001	111,036
RPC, Inc.†(b)	10,506	75,748
Schlumberger Ltd. (Curacao)†	3,497	138,971
Select Energy Services, Inc., Class A†(b)*	7,677	89,130
Southwestern Energy Co.(b)*	148,911	470,559
TC Energy Corp. (Canada)†	2,627	130,089
Valero Energy Corp.†	10,092	863,976

		14,425,534

Food & Staples Retailing — 1.8%
BJ’s Wholesale Club Holdings, Inc.†(b)*	11,902	314,213
Casey’s General Stores, Inc.	115	17,939
Ingles Markets, Inc., Class A	43	1,339
Kroger Co. (The)	11,244	244,107
Sprouts Farmers Market, Inc.†(b)*	37,361	705,749
Sysco Corp.†(a)(b)	11,517	814,482
US Foods Holding Corp.*	2,869	102,595
Walgreens Boots Alliance, Inc.†(a)	15,998	874,611
Walmart, Inc.†	5,987	661,504

		3,736,539

Food, Beverage & Tobacco — 5.2%
Altria Group, Inc.†(a)	23,772	1,125,604
B&G Foods, Inc.(b)	11,241	233,813
Beyond Meat, Inc.(b)*	1,250	200,850
Brown-Forman Corp., Class B(b)	1,497	82,979
Bunge Ltd. (Bermuda)†	12,627	703,450
Campbell Soup Co.†	26,286	1,053,280
Coca-Cola Consolidated, Inc.(b)	235	70,324
Constellation Brands, Inc., Class A†	1,322	260,355
Fresh Del Monte Produce, Inc. (Cayman Islands)	204	5,498

See accompanying Notes to the Quarterly Portfolio of Investments.

34

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
General Mills, Inc.†(a)	20,549	$1,079,233
Hershey Co. (The)†	5,984	802,036
Hormel Foods Corp.†(b)	23,159	938,866
Ingredion, Inc.†	596	49,164
JM Smucker Co. (The)	616	70,957
John B. Sanfilippo & Son, Inc.	51	4,064
Kellogg Co.†(b)	1,947	104,301
Keurig Dr Pepper, Inc.†(b)	7,501	216,779
Kraft Heinz Co. (The)†	22,025	683,656
McCormick & Co., Inc., non-voting shares†(b)	3,509	543,930
Molson Coors Brewing Co., Class B†	4,620	258,720
Mondelez International, Inc., Class A†	5,649	304,481
National Beverage Corp.†(b)	2,727	121,706
Philip Morris International, Inc.†	5,487	430,894
Pilgrim’s Pride Corp.†(a)*	9,617	244,176
Tootsie Roll Industries, Inc.(b)	155	5,724
TreeHouse Foods, Inc.†*	6,595	356,790
Universal Corp.†	1,380	83,863
Vector Group Ltd.†(b)	55,115	537,371

		10,572,864

Health Care Equipment & Services — 10.2%
Abbott Laboratories†	2	168
Align Technology, Inc.†*	3,149	861,881
Allscripts Healthcare Solutions, Inc.†*	62,617	728,236
Amedisys, Inc.†*	975	118,375
AmerisourceBergen Corp.†	3,073	262,004
Anthem, Inc	282	79,583
Baxter International, Inc.†	1,401	114,742
BioTelemetry, Inc.*	624	30,046
Cardinal Health, Inc.†	7,759	365,449
Centene Corp.†*	26,127	1,370,100
Cerner Corp.†	346	25,362
Corindus Vascular Robotics, Inc.(b)*	1,329	3,960
Covetrus, Inc.(b)*	2	49
CryoLife, Inc.*	241	7,213
CVS Health Corp.†	31,341	1,707,771
Danaher Corp.†	2,029	289,985
DENTSPLY SIRONA, Inc.†	3,432	200,292
HCA Healthcare, Inc.(a)	178	24,060
HealthEquity, Inc.†*	8,736	571,334
Henry Schein, Inc.†*	17,455	1,220,104
Hill-Rom Holdings, Inc.†(a)	6,464	676,264

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
HMS Holdings Corp.†(a)*	33,000	$1,068,870
Hologic, Inc.†*	3,784	181,708
Humana, Inc.†	1,365	362,134
Integer Holdings Corp.†(a)*	8,256	692,844
Integra LifeSciences Holdings Corp.(a)*	6,285	351,017
Laboratory Corp. of America Holdings†(a)*	2,331	403,030
LivaNova PLC (United Kingdom)†(a)*	12,684	912,741
Masimo Corp.†*	2	298
McKesson Corp.†	3,242	435,692
MEDNAX, Inc.†(a)(b)*	19,411	489,740
Medtronic PLC (Ireland)†	7,738	753,604
Meridian Bioscience, Inc.†	6,431	76,400
Natus Medical, Inc.†*	7,101	182,425
NextGen Healthcare, Inc.(a)*	12,610	250,939
Novocure Ltd. (Jersey)(b)*	6,092	385,197
Omnicell, Inc.†*	6,530	561,776
OraSure Technologies, Inc.†*	6,503	60,348
Quest Diagnostics, Inc.†(a)	2,701	274,989
Select Medical Holdings Corp.†*	18,115	287,485
STERIS PLC (Ireland)†(b)	8,126	1,209,799
Tivity Health, Inc.(b)*	15,638	257,089
UnitedHealth Group, Inc.†	1,846	450,442
Universal Health Services, Inc., Class B†	5,630	734,096
Varex Imaging Corp.†*	3,947	120,976
Veeva Systems, Inc., Class A†*	5,758	933,429
West Pharmaceutical Services, Inc.†	3,554	444,783

		20,538,829

Household & Personal Products — 1.1%
Avon Products, Inc.†*	9,527	36,965
Church & Dwight Co., Inc.	1,365	99,727
Colgate-Palmolive Co.†	7,298	523,048
Coty, Inc., Class A	15,397	206,320
Edgewell Personal Care Co.†(a)*	8,198	220,936
Estee Lauder Cos., Inc. (The), Class A†	2,575	471,508
Inter Parfums, Inc.†	1,832	121,810
Kimberly-Clark Corp.(a)	1,214	161,802
Procter & Gamble Co. (The)†	2,626	287,941

		2,130,057

Materials — 5.6%
Avery Dennison Corp.	456	52,750

See accompanying Notes to the Quarterly Portfolio of Investments.

35

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Axalta Coating Systems Ltd. (Bermuda)†*	2,020	$60,135
Berry Global Group, Inc.†*	2,011	105,758
CF Industries Holdings, Inc.†	8,416	393,111
Corteva, Inc.*	13,324	393,991
Dow, Inc.†	13,104	646,158
DuPont de Nemours, Inc.†	12,166	913,302
Eagle Materials, Inc.†	12,346	1,144,474
Eastman Chemical Co.†	6,228	484,725
Ferro Corp.†(a)*	7,488	118,310
FMC Corp.†	1,216	100,867
H.B. Fuller Co.†(a)	9,972	462,701
Innospec, Inc.†	1,531	139,688
International Paper Co.†	27,217	1,179,040
Koppers Holdings, Inc.*	168	4,932
Kraton Corp.†(a)*	10,898	338,601
Methanex Corp. (Canada)†	4,520	205,479
Minerals Technologies, Inc.†	2,843	152,129
NewMarket Corp.†	134	53,726
Norbord, Inc. (Canada)†(b)	4,349	107,812
Nucor Corp.†(b)	7,147	393,800
Olin Corp.†	28,071	615,036
Packaging Corp. of America†	7,109	677,630
PolyOne Corp.†	8,044	252,501
PQ Group Holdings, Inc.*	89	1,411
Rayonier Advanced Materials, Inc.†(b)	31,493	204,390
Reliance Steel & Aluminum Co.†	1,517	143,539
Sealed Air Corp.(b)	1,150	49,197
Sensient Technologies Corp.†(b)	826	60,694
Summit Materials, Inc., Class A†(b)*	16,512	317,856
Trinseo SA (Luxembourg)†	5,644	238,967
Tronox Holdings PLC, Class A (United Kingdom)†	8,696	111,135
US Concrete, Inc.†*	10,072	500,478
Verso Corp., Class A(a)*	16,217	308,934
Warrior Met Coal, Inc	2,006	52,397
WR Grace & Co.†	2,787	212,119

		11,197,773

Media & Entertainment — 5.4%
Activision Blizzard, Inc.†(b)	17,398	821,186
AMC Networks, Inc., Class A†(b)*	3,997	217,797
Cars.com, Inc.†(b)*	48,598	958,353
CBS Corp., Class B, non-voting shares†	4,612	230,139

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Charter Communications, Inc., Class A(b)*	137	$54,140
Discovery, Inc., Class A†(b)*	4,901	150,461
DISH Network Corp., Class A†(a)*	5,338	205,033
Facebook, Inc., Class A†(a)*	4,008	773,544
Fox Corp., Class A†	26,281	962,936
Gannett Co., Inc.†	5,544	45,239
Gray Television, Inc.†(a)*	16,719	274,024
IAC/InterActiveCorp.†*	359	78,093
Interpublic Group of Cos., Inc. (The)†(a)	10,183	230,034
John Wiley & Sons, Inc., Class A	1,277	58,563
Loral Space & Communications, Inc.†*	1,747	60,289
Meredith Corp.†(b)	3,585	197,390
MSG Networks, Inc., Class A†(b)*	18,838	390,700
New Media Investment Group, Inc.†	13,158	124,212
News Corp., Class A(a)	9,340	125,997
Nexstar Media Group, Inc., Class A†(b)	3,493	352,793
Omnicom Group, Inc.†(a)(b)	7,829	641,587
QuinStreet, Inc.†(b)*	11,323	179,470
Scholastic Corp.	248	8,244
TEGNA, Inc.†(a)(b)	14,060	213,009
Tribune Media Co., Class A†	8,511	393,378
TripAdvisor, Inc.*	1,069	49,484
Twitter, Inc.†*	69,595	2,428,866
Viacom, Inc., Class B†	16,814	502,234
Walt Disney Co. (The)†	641	89,509

		10,816,704

Pharmaceuticals, Biotechnology & Life Sciences — 10.6%
AbbVie, Inc.†	25,918	1,884,757
Accelerate Diagnostics, Inc.*	98	2,242
Alexion Pharmaceuticals, Inc.†*	3,675	481,352
Allergan PLC (Ireland)†	668	111,843
Amgen, Inc.†	3,138	578,271
Anika Therapeutics, Inc.*	203	8,246
Arena Pharmaceuticals, Inc.†*	2,120	124,296
Arrowhead Pharmaceuticals, Inc.*	6,151	163,002
Bausch Health Cos, Inc. (Canada)(b)*	21,452	541,019
Biogen, Inc.†(a)*	3,469	811,295
Bio-Rad Laboratories, Inc., Class A†*	455	142,228
Bio-Techne Corp.	344	71,721
Bristol-Myers Squibb Co.†(b)	51,507	2,335,842

See accompanying Notes to the Quarterly Portfolio of Investments.

36

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Bruker Corp.†	13,393	$668,980
Celgene Corp.†(a)*	21,230	1,962,501
Cytokinetics, Inc.*	808	9,090
Eagle Pharmaceuticals, Inc.†*	4,642	258,467
Eli Lilly & Co.†(a)(b)	15,731	1,742,837
Enanta Pharmaceuticals, Inc.†(a)*	3,083	260,144
Exelixis, Inc.†*	5,485	117,214
Genomic Health, Inc.†(a)*	1,426	82,950
Gilead Sciences, Inc.†(a)	6,702	452,787
Horizon Therapeutics PLC (Ireland)(b)*	14,316	344,443
Innoviva, Inc.†(b)*	20,455	297,825
Ionis Pharmaceuticals, Inc.†(b)*	16,009	1,028,898
Jazz Pharmaceuticals PLC (Ireland)†*	974	138,853
Johnson & Johnson†	4,671	650,577
Ligand Pharmaceuticals, Inc.†(b)*	4,332	494,498
Mallinckrodt PLC (Ireland)†(b)*	25,684	235,779
Medicines Co. (The)(b)*	2,043	74,508
Medpace Holdings, Inc.†*	10,259	671,144
Merck & Co., Inc.†	9,044	758,339
Mettler-Toledo International, Inc.†(b)*	193	162,120
Natera, Inc.*	44	1,214
Pacira BioSciences, Inc.†*	4,291	186,616
Perrigo Co. PLC (Ireland)†(b)	13,043	621,108
Pfizer, Inc.†(b)	8,951	387,757
Phibro Animal Health Corp., Class A†	1,568	49,815
PRA Health Sciences, Inc.†*	3,007	298,144
Prestige Consumer Healthcare, Inc.†*	2,298	72,801
Radius Health, Inc.*	29	706
Regeneron Pharmaceuticals, Inc.†*	947	296,411
Repligen Corp.†*	2,446	210,234
Supernus Pharmaceuticals, Inc.†(a)(b)*	10,373	343,243
Thermo Fisher Scientific, Inc.†(b)	616	180,907
United Therapeutics Corp.†*	4,069	317,626
Vanda Pharmaceuticals, Inc.†(b)*	5,097	71,817
Veracyte, Inc.*	3,904	111,303
Voyager Therapeutics, Inc.*	62	1,688
Waters Corp.†*	2,755	592,986

		21,412,444

Retailing — 10.1%
1-800-Flowers.com, Inc., Class A*	736	13,896

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Abercrombie & Fitch Co., Class A†(b)	29,234	$468,913
Advance Auto Parts, Inc.†	5,054	779,024
American Eagle Outfitters, Inc.†(b)	43,033	727,258
Asbury Automotive Group, Inc.†*	2,263	190,861
AutoNation, Inc.†(b)*	8,978	376,537
AutoZone, Inc.†*	458	503,557
Bed Bath & Beyond, Inc.(b)	11,322	131,562
Best Buy Co., Inc.†	4,913	342,583
Buckle, Inc. (The)†(b)	3,947	68,323
Children’s Place, Inc. (The)†	2,437	232,441
Core-Mark Holding Co., Inc.†	7,667	304,533
Dillard’s, Inc., Class A(b)	8,621	536,916
Dollar General Corp.†	4,725	638,631
Dollar Tree, Inc.†*	8,769	941,703
eBay, Inc.†	31,753	1,254,244
Etsy, Inc.†(b)*	4,231	259,656
Foot Locker, Inc.†(b)	23,282	975,981
GameStop Corp., Class A†(b)	8,016	43,848
Genesco, Inc.†(b)*	8,455	357,562
Group 1 Automotive, Inc.†(a)	10,651	872,210
Groupon, Inc.*	13,918	49,826
Home Depot, Inc. (The)†	3,938	818,986
Hudson Ltd., Class A (Bermuda)(a)*	3,648	50,306
Kohl’s Corp.†(b)	12,950	615,772
L Brands, Inc.†	24,132	629,845
Lithia Motors, Inc., Class A(a)	679	80,652
LKQ Corp.†*	20,452	544,228
Lowe’s Cos., Inc.†	3,697	373,064
Macy’s, Inc.	5,602	120,219
Michaels Cos., Inc. (The)†(b)*	40,076	348,661
Murphy USA, Inc.(a)*	4,857	408,134
Nordstrom, Inc.	2,121	67,575
Office Depot, Inc.†	136,299	280,776
O’Reilly Automotive, Inc.*	181	66,847
Qurate Retail, Inc.†(a)*	37,921	469,841
RH*	7,422	857,983
Ross Stores, Inc.†	4,937	489,355
Sally Beauty Holdings, Inc.(b)*	1,618	21,584
Shoe Carnival, Inc.†(b)	2,606	71,926
Shutterfly, Inc.†*	12,144	613,879
Shutterstock, Inc.†	1,322	51,809
Signet Jewelers Ltd. (Bermuda)	3,799	67,926
Stamps.com, Inc.†*	8,439	382,034
Target Corp.†(a)	6,563	568,421

See accompanying Notes to the Quarterly Portfolio of Investments.

37

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Tiffany & Co.(b)	3,083	$288,692
TJX Cos., Inc. (The)	43	2,274
Ulta Beauty, Inc.†*	2,230	773,565
Urban Outfitters, Inc.†(a)(b)*	28,984	659,386
Williams-Sonoma, Inc.†	6,365	413,725
Zumiez, Inc.†(b)*	2,914	76,055

		20,283,585

Semiconductors & Semiconductor Equipment — 4.5%
Amkor Technology, Inc.†*	26,728	199,391
Analog Devices, Inc.†	2,158	243,573
Applied Materials, Inc.†(a)(b)	18,357	824,413
Cree, Inc.*	8,201	460,732
Diodes, Inc.†(b)*	16,869	613,526
Impinj, Inc.*	378	10,818
Intel Corp.†	5,909	282,864
Lam Research Corp.†	6,968	1,308,869
Lattice Semiconductor Corp.(b)*	5,534	80,741
Maxim Integrated Products, Inc.(b)	2,168	129,690
Microchip Technology, Inc.†	4,333	375,671
Micron Technology, Inc.†(a)*	31,236	1,205,397
Nanometrics, Inc.(a)*	6,643	230,579
Qorvo, Inc.†*	13,397	892,374
QUALCOMM, Inc.†	3,713	282,448
Skyworks Solutions, Inc.†	4,919	380,091
Teradyne, Inc.†(a)	10,148	486,191
Texas Instruments, Inc	1,724	197,846
Versum Materials, Inc.(a)	2,255	116,313
Xilinx, Inc.†(b)	5,960	702,803
Xperi Corp.(b)	1,802	37,103

		9,061,433

Software & Services — 15.1%
Accenture PLC, Class A (Ireland)†(a)	6,428	1,187,702
ACI Worldwide, Inc.†*	18,190	624,645
Alarm.com Holdings, Inc.†*	8,640	462,240
Alliance Data Systems Corp.†	1,318	184,691
Alteryx, Inc., Class A(b)*	567	61,871
Amdocs, Ltd. (Guernsey)†	11,669	724,528
ANSYS, Inc.†*	2,497	511,436
Appfolio, Inc., Class A(a)*	1,765	180,507
Aspen Technology, Inc.†*	8,430	1,047,680
Autodesk, Inc.†*	1,114	181,471
Automatic Data Processing, Inc.†	3,637	601,305
Avalara, Inc.*	1,049	75,738

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Avaya Holdings Corp.†*	25,449	$303,098
Blackbaud, Inc.†	1,292	107,882
Booz Allen Hamilton Holding Corp.†	3,236	214,256
Broadridge Financial Solutions, Inc.†	915	116,827
Cadence Design Systems, Inc.†(b)*	8,567	606,629
Cardtronics PLC, Class A (United Kingdom)(b)*	699	19,097
CDK Global, Inc.†(a)	13,464	665,660
CGI, Inc. (Canada)†*	1,699	130,432
Cision Ltd. (Cayman Islands)†(a)*	24,928	292,405
Citrix Systems, Inc.†(a)	3,024	296,775
CommVault Systems, Inc.†(a)*	6,247	309,976
Conduent, Inc.†(a)*	14,196	136,140
CSG Systems International, Inc.(b)	1,425	69,583
Descartes Systems Group, Inc. (The) (Canada)*	252	9,311
DXC Technology Co.†	10,470	577,420
Endurance International Group
Holdings, Inc.†(b)*	19,387	93,058
Fidelity National Information Services, Inc.†(b)	504	61,831
FleetCor Technologies, Inc.†(b)*	1,944	545,972
Fortinet, Inc.†(a)*	4,695	360,717
Globant SA (Luxembourg)†*	9,093	918,848
GoDaddy, Inc., Class A*	1,641	115,116
GTT Communications, Inc.(b)*	2,979	52,430
International Business Machines Corp.†	7,839	1,080,998
Intuit, Inc.†	8,865	2,316,690
j2 Global, Inc.(a)	4,286	380,983
Leidos Holdings, Inc.†	7,415	592,088
LiveRamp Holdings, Inc.†*	7,628	369,805
Manhattan Associates, Inc.†*	8,171	566,495
Mastercard, Inc., Class A†	1,126	297,861
Microsoft Corp.†(a)	3,668	491,365
MobileIron, Inc.*	1,152	7,142
MongoDB, Inc.†*	4,025	612,162
Monotype Imaging Holdings, Inc.†	7,577	127,597
NIC, Inc.†.	14,655	235,066
Nuance Communications, Inc.†(a)*	69,024	1,102,313
Open Text Corp. (Canada)†(a)	27,066	1,115,119
Oracle Corp.†(a)(b)	16,219	923,996
Palo Alto Networks, Inc.†*	1,014	206,613
Paychex, Inc.†(a)(b)	11,811	971,927

See accompanying Notes to the Quarterly Portfolio of Investments.

38

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Paycom Software, Inc.†*	337	$76,405
Paylocity Holding Corp.†*	5,234	491,054
PayPal Holdings, Inc.*	126	14,422
Progress Software Corp.†	10,302	449,373
Qualys, Inc.†*	8,476	738,090
Red Hat, Inc.*	497	93,317
salesforce.com, Inc.†*	7,619	1,156,031
ServiceNow, Inc.†(b)*	660	181,216
Shopify, Inc., Class A (Canada)*	667	200,200
SPS Commerce, Inc.†*	8,989	918,766
SS&C Technologies Holdings, Inc.†	6,719	387,082
TiVo Corp.†	12,038	88,720
Total System Services, Inc	1,239	158,927
Upland Software, Inc.†(b)*	3,188	145,150
Verint Systems, Inc.†(a)(b)*	13,658	734,527
VeriSign, Inc.*	39	8,157
Visa, Inc., Class A†(b)	2,307	400,380
VMware, Inc., Class A†	1,402	234,428
Western Union Co. (The)†(b)	26,013	517,399
Zoom Video Communications, Inc., Class A(b)*	1,689	149,966

		30,389,107

Technology Hardware & Equipment — 9.1%
Acacia Communications, Inc.†*	15,519	731,876
Amphenol Corp., Class A†	8,071	774,332
Apple, Inc.†	6,729	1,331,804
Arista Networks, Inc.†*	1,188	308,429
Avnet, Inc.†	13,382	605,803
AVX Corp.†	7,751	128,667
Badger Meter, Inc.†	2,595	154,896
Belden, Inc.†	10,774	641,807
Casa Systems, Inc.†*	17,569	112,969
CDW Corp.†	399	44,289
Ciena Corp.†(b)*	20,713	851,926
Cisco Systems, Inc.†(b)	27,646	1,513,066
Coherent, Inc.†*	364	49,639
Comtech Telecommunications Corp.	260	7,309
Diebold Nixdorf, Inc.†(b)*	24,010	219,932
EchoStar Corp., Class A†(a)*	16,950	751,224
F5 Networks, Inc.†(a)*	4,720	687,374
Fabrinet (Cayman Islands)†*	2,721	135,152
FLIR Systems, Inc.†(a)	4,403	238,202
Hewlett Packard Enterprise Co.†(a)	40,276	602,126
HP, Inc.†	31,686	658,752

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Insight Enterprises, Inc.*	959	$55,814
Itron, Inc.†*	1,237	77,399
Juniper Networks, Inc.†	19,195	511,163
Keysight Technologies, Inc.†*	9,884	887,682
Methode Electronics, Inc.	300	8,571
Motorola Solutions, Inc.†(a)	7,923	1,321,002
NCR Corp.(b)*	4,959	154,225
NetApp, Inc.†	13,038	804,445
OSI Systems, Inc.†*	1,145	128,961
Seagate Technology PLC (Ireland)†(b) .	7,259	342,044
TE Connectivity Ltd. (Switzerland)†	5,863	561,558
Tech Data Corp.†*	3,375	353,025
TTM Technologies, Inc.†(b)*	15,900	162,180
Vishay Intertechnology, Inc.†(a)	58,473	965,974
Xerox Corp.†(a)(b)	39,895	1,412,682
Zebra Technologies Corp., Class A†*	331	69,341

		18,365,640

Telecommunication Services — 1.8%
AT&T, Inc.†	9,072	304,003
CenturyLink, Inc.†(b)	49,318	579,980
Cogent Communications Holdings, Inc.†(b)	3,136	186,153
Intelsat SA (Luxembourg)†(b)*	4,420	85,969
Rogers Communications, Inc., Class B (Canada)†	16,106	861,993
United States Cellular Corp.†*	1,783	79,647
Verizon Communications, Inc.†(b)	17,289	987,721
Zayo Group Holdings, Inc.†*	17,908	589,352

		3,674,818

Transportation — 5.9%
ArcBest Corp.†(a)	15,254	428,790
Atlas Air Worldwide Holdings, Inc.†*	2,676	119,457
CH Robinson Worldwide, Inc.†(b)	4,560	384,636
CSX Corp.†(a)	28,498	2,204,890
Delta Air Lines, Inc.(a)	3,879	220,133
Echo Global Logistics, Inc.†(b)*	10,603	221,285
Expeditors International of Washington, Inc.†	4,170	316,336
Forward Air Corp.	347	20,525
Genesee & Wyoming, Inc., Class A(a)*	616	61,600
Heartland Express, Inc.†(b)	6,537	118,124
Hub Group, Inc., Class A†*	3,850	161,623
Kansas City Southern†	8,117	988,813

See accompanying Notes to the Quarterly Portfolio of Investments.

39

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Knight-Swift Transportation Holdings, Inc.†(b)	11,341	$372,438
Landstar System, Inc.†(a)(b)	7,948	858,305
Marten Transport Ltd.†	2,817	51,129
Norfolk Southern Corp.†	8,111	1,616,766
Old Dominion Freight Line, Inc.†(b)	1,060	158,216
Schneider National, Inc., Class B†	23,241	423,916
Southwest Airlines Co.†(a)	13,231	671,870
Union Pacific Corp.†	11,485	1,942,228
XPO Logistics, Inc.†*	9,318	538,674

		11,879,754

Utilities — 0.2%
NRG Energy, Inc.†	12,666	444,830

TOTAL COMMON STOCKS (Cost $231,946,103)		247,287,068

	Par Value
CORPORATE BONDS AND NOTES — 0.0%
Capital Goods — 0.0%
Mueller Industries, Inc. 6.00%, 03/01/2027 †(a)	$715	717

TOTAL CORPORATE BONDS AND NOTES (Cost $715)		717

TOTAL LONG POSITIONS - 122.8%		247,287,785

(Cost $231,946,818)
	Number of Shares
SHORT POSITIONS — (97.8)%
COMMON STOCKS — (97.8)%
Automobiles & Components — (2.7)%
Adient PLC (Ireland)	(64,561)	(1,566,895)
American Axle & Manufacturing Holdings, Inc.*	(15,963)	(203,688)
Cooper Tire & Rubber Co.	(3,549)	(111,971)
Cooper-Standard Holding, Inc.*	(2,401)	(110,014)
Dorman Products, Inc.*	(6,970)	(607,366)
Fox Factory Holding Corp.*	(7,011)	(578,478)
Harley-Davidson, Inc.	(20,786)	(744,762)
LCI Industries	(4,621)	(415,890)
Tenneco, Inc., Class A	(11,827)	(131,161)
Tesla, Inc.*	(1,774)	(396,418)
Visteon Corp.*	(6,997)	(409,884)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Automobiles & Components — (Continued)
Winnebago Industries, Inc.	(4,567)	$(176,515)

		(5,453,042)

Capital Goods — (14.1)%
AAON, Inc.	(7,253)	(363,956)
AAR Corp.	(10,793)	(397,074)
Actuant Corp., Class A	(3,716)	(92,194)
AECOM*	(12,142)	(459,575)
Aegion Corp.*	(314)	(5,778)
Aerovironment, Inc.*	(2,249)	(127,676)
Alamo Group, Inc.	(962)	(96,133)
Ameresco, Inc., Class A*	(601)	(8,853)
Arcosa, Inc.	(3,982)	(149,843)
Argan, Inc.	(2,476)	(100,427)
Astec Industries, Inc.	(9,245)	(301,017)
Astronics Corp.*	(3,029)	(121,826)
Atkore International Group, Inc.*	(5,495)	(142,156)
Axon Enterprise, Inc.*	(5,207)	(334,341)
Beacon Roofing Supply, Inc.*	(2,192)	(80,490)
Bloom Energy Corp., Class A*	(29,217)	(358,493)
Blue Bird Corp.*	(80)	(1,575)
Briggs & Stratton Corp.	(6,066)	(62,116)
Chart Industries, Inc.*	(9,643)	(741,354)
CIRCOR International, Inc.*	(3,907)	(179,722)
Colfax Corp.*	(10,356)	(290,279)
Cubic Corp.	(8,924)	(575,420)
Douglas Dynamics, Inc.	(130)	(5,173)
DXP Enterprises, Inc.*	(2,856)	(108,214)
Dycom Industries, Inc.*	(3,331)	(196,096)
EnerSys.	(13,275)	(909,338)
Enphase Energy, Inc.*	(25,054)	(456,734)
ESCO Technologies, Inc.	(1,827)	(150,947)
Evoqua Water Technologies Corp.*	(32,647)	(464,893)
Federal Signal Corp.	(5,226)	(139,796)
Fortune Brands Home & Security, Inc.	(4,972)	(284,050)
Gates Industrial Corp. PLC (United Kingdom)*	(10,687)	(121,939)
Generac Holdings, Inc.*	(1,510)	(104,809)
Gibraltar Industries, Inc.*	(144)	(5,812)
Granite Construction, Inc.	(9,161)	(441,377)
Griffon Corp.	(997)	(16,869)
Harsco Corp.*	(2,993)	(82,128)
HEICO Corp.	(1,099)	(147,057)
Helios Technologies, Inc.	(4,028)	(186,939)
Hyster-Yale Materials Handling, Inc.	(3,239)	(178,987)

See accompanying Notes to the Quarterly Portfolio of Investments.

40

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
ITT, Inc.	(951)	$(62,271)
Jacobs Engineering Group, Inc.	(1,699)	(143,379)
Kadant, Inc.	(203)	(18,434)
Kennametal, Inc.	(18,323)	(677,768)
Kratos Defense & Security Solutions, Inc.*	(37,855)	(866,501)
Lennox International, Inc.	(693)	(190,575)
Lindsay Corp.	(2,403)	(197,551)
Mercury Systems, Inc.*	(2,072)	(145,765)
Meritor, Inc.*	(12,172)	(295,171)
Moog, Inc., Class A	(925)	(86,589)
MSC Industrial Direct Co., Inc., Class A	(1,148)	(85,250)
Mueller Water Products, Inc., Class A	(27,697)	(271,985)
MYR Group, Inc.*	(554)	(20,692)
Nordson Corp.	(4,770)	(674,049)
Northrop Grumman Corp.	(5,014)	(1,620,074)
Oshkosh Corp.	(1,257)	(104,947)
Owens Corning	(14,084)	(819,689)
Patrick Industries, Inc.*	(4,140)	(203,647)
Pentair PLC (Ireland)	(26,703)	(993,352)
PGT Innovations, Inc.*	(10,887)	(182,031)
Primoris Services Corp.	(3,507)	(73,402)
Proto Labs, Inc.*	(6,373)	(739,395)
Quanta Services, Inc.	(23,727)	(906,134)
Raven Industries, Inc.	(6,172)	(221,451)
RBC Bearings, Inc.*	(3,647)	(608,356)
REV Group, Inc.	(13,805)	(198,930)
Rush Enterprises, Inc., Class A	(196)	(7,158)
SiteOne Landscape Supply, Inc.*	(3,352)	(232,294)
Stanley Black & Decker, Inc.	(2,318)	(335,206)
Sunrun, Inc.*	(62,885)	(1,179,723)
Terex Corp.	(23,218)	(729,045)
Textainer Group Holdings Ltd. (Bermuda)*	(8,569)	(86,376)
Thermon Group Holdings, Inc.*	(3,023)	(77,540)
Toro Co. (The)	(4,659)	(311,687)
TPI Composites, Inc.*	(2,086)	(51,566)
TransDigm Group, Inc.*	(3,109)	(1,504,134)
Trex Co., Inc.*	(21,994)	(1,576,970)
TriMas Corp.*	(218)	(6,751)
Triumph Group, Inc.	(15,876)	(363,560)
Tutor Perini Corp.*	(2,722)	(37,754)
Vicor Corp.*	(8,516)	(264,422)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Vivint Solar, Inc.*	(12,654)	$(92,374)
Wabtec Corp.	(25,861)	(1,855,785)
Wesco Aircraft Holdings, Inc.*	(8,211)	(91,142)
WillScot Corp.*	(9,676)	(145,527)

		(28,347,858)

Commercial & Professional Services — (2.9)%
ADT, Inc.	(25,333)	(155,038)
Advanced Disposal Services, Inc.*	(15,798)	(504,114)
Brady Corp., Class A	(3,888)	(191,756)
BrightView Holdings, Inc.*	(4,254)	(79,592)
Casella Waste Systems, Inc., Class A*	(11,663)	(462,205)
Cimpress NV (Netherlands)*	(1,857)	(168,783)
Copart, Inc.*	(6,618)	(494,629)
Equifax, Inc.	(6,793)	(918,685)
Exponent, Inc.	(3,307)	(193,592)
Forrester Research, Inc.	(2,472)	(116,258)
Herman Miller, Inc.	(10,284)	(459,695)
HNI Corp.	(2,245)	(79,428)
Insperity, Inc.	(1,227)	(149,866)
Interface, Inc.	(7,260)	(111,296)
KAR Auction Services, Inc.	(17,923)	(448,075)
MSA Safety, Inc.	(4,957)	(522,418)
TransUnion	(841)	(61,822)
TriNet Group, Inc.*	(5,091)	(345,170)
Upwork, Inc.*	(7,601)	(122,224)
US Ecology, Inc.	(3,501)	(208,450)

		(5,793,096)

Consumer Durables & Apparel — (2.4)%
American Outdoor Brands Corp.*	(24,740)	(222,907)
Brunswick Corp.	(13,053)	(599,002)
Callaway Golf Co.	(13,071)	(224,298)
Canada Goose Holdings, Inc. (Canada)*	(15,376)	(595,512)
G-III Apparel Group Ltd.*	(10,429)	(306,821)
Gildan Activewear, Inc. (Canada)	(5,437)	(210,303)
GoPro, Inc., Class A*	(31,187)	(170,281)
iRobot Corp.*	(4,564)	(418,245)
Leggett & Platt, Inc.	(13,430)	(515,309)
Malibu Boats, Inc., Class A*	(3,726)	(144,755)
Oxford Industries, Inc.	(1,592)	(120,674)
Skyline Champion Corp.*	(1,797)	(49,202)
Under Armour, Inc., Class C*	(13,073)	(290,221)

See accompanying Notes to the Quarterly Portfolio of Investments.

41

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Wolverine World Wide, Inc.	(33,665)	$(927,134)

		(4,794,664)

Consumer Services — (4.1)%
Carnival Corp. (Panama)	(11,968)	(557,110)
Chegg, Inc.*	(4,474)	(172,652)
Churchill Downs, Inc.	(8,729)	(1,004,446)
Eldorado Resorts, Inc.*	(18,692)	(861,140)
Grand Canyon Education, Inc.*	(4,323)	(505,877)
Houghton Mifflin Harcourt Co.*	(5,643)	(32,504)
Hyatt Hotels Corp., Class A	(6,105)	(464,774)
Lindblad Expeditions Holdings, Inc.*	(317)	(5,690)
MGM Resorts International	(17,342)	(495,461)
Monarch Casino & Resort, Inc.*	(2,527)	(108,004)
OneSpaWorld Holdings Ltd. (Bahamas)*	(6,062)	(93,961)
Papa John’s International, Inc.	(10,426)	(466,251)
Red Rock Resorts, Inc., Class A	(16,399)	(352,251)
Restaurant Brands International, Inc. (Canada)	(5,532)	(384,695)
Royal Caribbean Cruises Ltd. (Liberia)	(743)	(90,059)
Shake Shack, Inc., Class A*	(17,440)	(1,259,168)
Six Flags Entertainment Corp.	(7,757)	(385,368)
Strategic Education, Inc.	(645)	(114,810)
Wingstop, Inc.	(9,164)	(868,289)

		(8,222,510)

Energy — (9.3)%
Archrock, Inc.	(34,491)	(365,605)
Cactus, Inc., Class A*	(5,437)	(180,073)
Cameco Corp. (Canada)	(12,228)	(131,206)
Cenovus Energy, Inc. (Canada)	(5,250)	(46,305)
Centennial Resource Development, Inc., Class A*	(41,180)	(312,556)
Cheniere Energy, Inc.*	(3,453)	(236,358)
Chesapeake Energy Corp.*	(423,292)	(825,419)
Cimarex Energy Co.	(13,618)	(807,956)
CNX Resources Corp.*	(50,238)	(367,240)
Concho Resources, Inc.	(3,346)	(345,240)
Continental Resources, Inc.*	(8,603)	(362,100)
Contura Energy, Inc.*	(934)	(48,475)
DHT Holdings, Inc. (Marshall Islands)	(20,236)	(119,595)
Diamond Offshore Drilling, Inc.*	(78,040)	(692,215)
Diamondback Energy, Inc.	(6,426)	(700,241)
Encana Corp. (Canada)	(302,009)	(1,549,306)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Enerplus Corp. (Canada)	(1,807)	$(13,607)
EOG Resources, Inc.	(14,869)	(1,385,196)
Forum Energy Technologies, Inc.*	(41,690)	(142,580)
Frank’s International NV (Netherlands)*	(9,605)	(52,443)
Helix Energy Solutions Group, Inc.*	(7,583)	(65,441)
Hess Corp.	(3,595)	(228,534)
Liberty Oilfield Services, Inc., Class A	(1,360)	(22,005)
Magnolia Oil & Gas Corp., Class A*	(1,025)	(11,870)
Marathon Oil Corp.	(14,746)	(209,541)
Marathon Petroleum Corp.	(23,346)	(1,304,574)
Matador Resources Co.*	(28,596)	(568,488)
McDermott International, Inc. (Panama)*	(85,035)	(821,438)
NexGen Energy Ltd. (Canada)*	(343)	(539)
Noble Energy, Inc.	(26,377)	(590,845)
Northern Oil and Gas, Inc.*	(28,993)	(55,956)
ONEOK, Inc.	(1,176)	(80,921)
Par Pacific Holdings, Inc.*	(10,779)	(221,185)
PDC Energy, Inc.*	(1,331)	(47,996)
SemGroup Corp., Class A	(14,587)	(175,044)
Ship Finance International Ltd. (Bermuda)	(30,335)	(379,491)
SM Energy Co.	(18,380)	(230,118)
Solaris Oilfield Infrastructure, Inc., Class A	(26,281)	(393,689)
Targa Resources Corp.	(30,635)	(1,202,730)
TechnipFMC PLC (United Kingdom)	(18,863)	(489,306)
Tellurian, Inc.*	(9,610)	(75,438)
Transocean Ltd. (Switzerland)*	(59,431)	(380,953)
Unit Corp.*	(18,248)	(162,225)
US Silica Holdings, Inc.	(13,796)	(176,451)
Vermilion Energy, Inc. (Canada)	(864)	(18,775)
Whiting Petroleum Corp.*	(14,171)	(264,714)
Williams Cos., Inc. (The)	(31,549)	(884,634)
WPX Energy, Inc.*	(95,340)	(1,097,363)

		(18,843,980)

Food & Staples Retailing — (0.6)%
Chefs’ Warehouse, Inc. (The)*	(242)	(8,487)
Costco Wholesale Corp.	(1,231)	(325,304)
Performance Food Group Co.*	(18,143)	(726,264)
PriceSmart, Inc.	(1,183)	(60,475)
United Natural Foods, Inc.*	(17,545)	(157,379)

		(1,277,909)

See accompanying Notes to the Quarterly Portfolio of Investments.

42

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (3.4)%
Boston Beer Co., Inc. (The), Class A*	(438)	$(165,459)
Calavo Growers, Inc.	(6,557)	(634,324)
Conagra Brands, Inc.	(23,418)	(621,045)
Cott Corp. (Canada)	(29,815)	(398,030)
Darling Ingredients, Inc.*	(27,412)	(545,225)
Flowers Foods, Inc.	(28,791)	(669,967)
Freshpet, Inc.*	(8,943)	(406,996)
Hain Celestial Group, Inc. (The)*	(56,736)	(1,242,518)
J&J Snack Foods Corp.	(2,117)	(340,731)
MGP Ingredients, Inc.	(5,499)	(364,639)
Primo Water Corp.*	(3,463)	(42,595)
Sanderson Farms, Inc.	(8,224)	(1,123,069)
Simply Good Foods Co. (The)*	(7,414)	(178,529)
Turning Point Brands, Inc.	(2,132)	(104,425)
Tyson Foods, Inc., Class A	(1,437)	(116,023)

		(6,953,575)

Health Care Equipment & Services — (8.8)%
Acadia Healthcare Co., Inc.*	(26,433)	(923,833)
Addus HomeCare Corp.*	(6,415)	(480,804)
AtriCure, Inc.*	(8,975)	(267,814)
Avanos Medical, Inc.*	(56)	(2,442)
Axogen, Inc.*	(27,332)	(541,174)
Becton Dickinson and Co	(3,940)	(992,919)
Boston Scientific Corp.*	(7,446)	(320,029)
Brookdale Senior Living, Inc.*	(11,788)	(84,991)
Cantel Medical Corp.	(7,193)	(580,044)
Cardiovascular Systems, Inc.*	(4,416)	(189,579)
DaVita, Inc.*	(39,016)	(2,195,040)
Diplomat Pharmacy, Inc.*	(11,016)	(67,087)
Ensign Group, Inc. (The)	(6,231)	(354,669)
Evolent Health, Inc., Class A*	(65,132)	(517,799)
Glaukos Corp.*	(2,402)	(181,111)
Globus Medical, Inc., Class A*	(3,680)	(155,664)
Guardant Health, Inc.*	(4,227)	(364,917)
Haemonetics Corp.*	(3,806)	(458,014)
Heska Corp.*	(198)	(16,864)
ICU Medical, Inc.*	(1,774)	(446,888)
Inogen, Inc.*	(3,102)	(207,090)
Inspire Medical Systems, Inc.*	(11,095)	(672,912)
Insulet Corp.*	(2,450)	(292,481)
Intuitive Surgical, Inc.*	(1,339)	(702,372)
iRhythm Technologies, Inc.*	(14,060)	(1,111,865)
Lantheus Holdings, Inc.*	(1,279)	(36,196)
LeMaitre Vascular, Inc.	(153)	(4,281)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Merit Medical Systems, Inc.*	(2,865)	$(170,639)
Mesa Laboratories, Inc.	(105)	(25,656)
Molina Healthcare, Inc.*	(455)	(65,129)
Nevro Corp.*	(19,263)	(1,248,820)
OrthoPediatrics Corp.*	(101)	(3,939)
Patterson Cos., Inc.	(8,019)	(183,635)
PetIQ, Inc.*	(10,967)	(361,472)
Providence Service Corp. (The)*	(910)	(52,179)
Quidel Corp.*	(569)	(33,753)
RadNet, Inc.*	(8,818)	(121,600)
STAAR Surgical Co.*	(12,578)	(369,542)
Stryker Corp.	(1,466)	(301,380)
Surgery Partners, Inc.*	(11,801)	(96,060)
Tabula Rasa HealthCare, Inc.*	(5,508)	(275,014)
Tenet Healthcare Corp.*	(24,731)	(510,942)
US Physical Therapy, Inc.	(2,847)	(348,957)
ViewRay, Inc.*	(53,904)	(474,894)
Vocera Communications, Inc.*	(9,262)	(295,643)
WellCare Health Plans, Inc.*	(1,732)	(493,741)
Wright Medical Group NV
(Netherlands)*	(4,944)	(147,430)

		(17,749,304)

Household & Personal Products — (0.3)%
elf Beauty, Inc.*	(1,408)	(19,853)
Energizer Holdings, Inc.	(539)	(20,827)
Spectrum Brands Holdings, Inc.	(3,199)	(172,010)
WD-40 Co	(2,698)	(429,090)

		(641,780)

Materials — (9.4)%
A. Schulman, Inc. CVR(c)*	(6,794)	(3,553)
AK Steel Holding Corp.*	(25,418)	(60,241)
Alamos Gold, Inc., Class A (Canada)	(12,245)	(74,082)
Albemarle Corp.	(28,630)	(2,015,838)
Balchem Corp.	(593)	(59,282)
Barrick Gold Corp. (Canada)	(168,066)	(2,650,401)
Boise Cascade Co.	(2,875)	(80,816)
Cabot Corp.	(2,801)	(133,636)
Carpenter Technology Corp.	(934)	(44,813)
Chemours Co. (The)	(49,925)	(1,198,200)
Cleveland-Cliffs, Inc.	(65,487)	(698,746)
Coeur Mining, Inc.*	(26,823)	(116,412)
Crown Holdings, Inc.*	(7,733)	(472,486)
Element Solutions, Inc.*	(16,957)	(175,335)
Freeport-McMoRan, Inc.	(172,813)	(2,006,359)

See accompanying Notes to the Quarterly Portfolio of Investments.

43

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
GCP Applied Technologies, Inc.*	(15,621)	$(353,659)
Greif, Inc., Class A	(2,347)	(76,395)
Hecla Mining Co.	(43,667)	(78,601)
Hudbay Minerals, Inc. (Canada)	(2,258)	(12,216)
IAMGOLD Corp. (Canada)*	(21,967)	(74,248)
Ingevity Corp.*	(9,377)	(986,179)
International Flavors & Fragrances, Inc.	(1,838)	(266,675)
Kaiser Aluminum Corp.	(614)	(59,933)
Kinross Gold Corp. (Canada)*	(11,923)	(46,261)
Kronos Worldwide, Inc.	(440)	(6,741)
Livent Corp.*	(26,220)	(181,442)
Louisiana-Pacific Corp.	(48,249)	(1,265,089)
LyondellBasell Industries NV, Class A (Netherlands)	(11,351)	(977,662)
Mosaic Co. (The)	(3,193)	(79,921)
Novagold Resources, Inc. (Canada)*	(3,532)	(20,874)
Owens-Illinois, Inc.	(12,872)	(222,299)
Pan American Silver Corp. (Canada)	(28,782)	(371,576)
Royal Gold, Inc.	(3,887)	(398,379)
Sonoco Products Co.	(1,290)	(84,289)
Southern Copper Corp.	(3,163)	(122,883)
SSR Mining, Inc. (Canada)*	(5,341)	(73,011)
Teck Resources Ltd., Class B (Canada)	(48,778)	(1,124,821)
Valhi, Inc.	(220)	(653)
Valvoline, Inc.	(18,496)	(361,227)
Venator Materials PLC (United Kingdom)*	(1,315)	(6,956)
Westlake Chemical Corp.	(21,517)	(1,494,571)
Westrock Co.	(3,874)	(141,285)
Worthington Industries, Inc.	(258)	(10,389)
Yamana Gold, Inc. (Canada)	(102,575)	(258,489)

		(18,946,924)

Media & Entertainment — (1.9)%
AMC Entertainment Holdings, Inc., Class A	(20,988)	(195,818)
Cable One, Inc.	(431)	(504,697)
Eventbrite, Inc., Class A*	(11,641)	(188,584)
EW Scripps Co. (The), Class A	(4,623)	(70,686)
Madison Square Garden Co. (The), Class A*	(238)	(66,626)
Shaw Communications, Inc., Class B (Canada)	(41)	(836)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Sinclair Broadcast Group, Inc., Class A	(5,361)	$(287,510)
Take-Two Interactive Software, Inc.*	(366)	(41,552)
TrueCar, Inc.*	(55,851)	(304,946)
WideOpenWest, Inc.*	(9,867)	(71,634)
World Wrestling Entertainment, Inc., Class A	(3,241)	(234,036)
Yelp, Inc.*	(33,624)	(1,149,268)
Zillow Group, Inc., Class C*	(13,301)	(617,033)
Zynga, Inc., Class A*	(11,855)	(72,671)

		(3,805,897)

Pharmaceuticals, Biotechnology & Life Sciences — (3.1)%
Akebia Therapeutics, Inc.*	(2,125)	(10,285)
Akorn, Inc.*	(13,308)	(68,536)
Alder Biopharmaceuticals, Inc.*	(20,830)	(245,169)
AnaptysBio, Inc.*	(1,010)	(56,984)
ANI Pharmaceuticals, Inc.*	(389)	(31,976)
Atara Biotherapeutics, Inc.*	(3,536)	(71,109)
Bluebird Bio, Inc.*	(2,039)	(259,361)
Cambrex Corp.*	(6,215)	(290,924)
Catalent, Inc.*	(9,791)	(530,770)
Codexis, Inc.*	(18,916)	(348,622)
Coherus Biosciences, Inc.*	(6,594)	(145,727)
Corcept Therapeutics, Inc.*	(51)	(569)
Crinetics Pharmaceuticals, Inc.*	(75)	(1,875)
Denali Therapeutics, Inc.*	(1,456)	(30,227)
Eidos Therapeutics, Inc.*	(7)	(218)
Emergent BioSolutions, Inc.*	(67)	(3,237)
Homology Medicines, Inc.*	(1,069)	(20,920)
Insmed, Inc.*	(5,181)	(132,634)
Intellia Therapeutics, Inc.*	(4,716)	(77,201)
Intercept Pharmaceuticals, Inc.*	(3,475)	(276,506)
Intersect ENT, Inc.*	(1,557)	(35,437)
Intra-Cellular Therapies, Inc.*	(21,105)	(273,943)
IQVIA Holdings, Inc.*	(498)	(80,128)
Luminex Corp.	(17,341)	(357,918)
MacroGenics, Inc.*	(9,824)	(166,713)
Mylan NV (Netherlands)*	(7,593)	(144,571)
Myovant Sciences Ltd. (Bermuda)*	(280)	(2,534)
Myriad Genetics, Inc.*	(2,139)	(59,421)
NanoString Technologies, Inc.*	(9,881)	(299,888)
Nektar Therapeutics*	(6,255)	(222,553)
NeoGenomics, Inc.*	(2,404)	(52,744)
Omeros Corp.*	(17,832)	(279,784)

See accompanying Notes to the Quarterly Portfolio of Investments.

44

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Pacific Biosciences of California, Inc.*	(81,461)	$(492,839)
Puma Biotechnology, Inc.*	(3,516)	(44,688)
REGENXBIO, Inc.*	(4,983)	(255,977)
Revance Therapeutics, Inc.*	(11,378)	(147,573)
Sangamo Therapeutics, Inc.*	(10,133)	(109,132)
Sarepta Therapeutics, Inc.*	(670)	(101,806)
TherapeuticsMD, Inc.*	(57,010)	(148,226)
Theravance Biopharma, Inc. (Cayman Islands)*	(13,852)	(226,203)
UroGen Pharma Ltd. (Israel)*	(229)	(8,230)
WaVe Life Sciences Ltd. (Singapore)*	(1,970)	(51,397)
Zogenix, Inc.*	(2,012)	(96,133)

		(6,260,688)

Retailing — (5.4)%
Aaron’s, Inc.	(8,535)	(524,134)
At Home Group, Inc.*	(32,698)	(217,769)
Big Lots, Inc.	(12,223)	(349,700)
Burlington Stores, Inc.*	(5,070)	(862,660)
Caleres, Inc.	(12,202)	(243,064)
Camping World Holdings, Inc., Class A	(3)	(37)
CarMax, Inc.*	(11,713)	(1,017,042)
Carvana Co.*	(5,279)	(330,413)
Designer Brands, Inc., Class A	(28,520)	(546,728)
Dick’s Sporting Goods, Inc.	(3,426)	(118,642)
Five Below, Inc.*	(9,659)	(1,159,273)
Floor & Decor Holdings, Inc., Class A*	(18,172)	(761,407)
Funko, Inc., Class A*	(5,173)	(125,290)
Gap, Inc. (The)	(11,953)	(214,795)
Genuine Parts Co.	(6,007)	(622,205)
GrubHub, Inc.*	(15,558)	(1,213,368)
Guess?, Inc.	(41,171)	(664,912)
Monro, Inc.	(1,617)	(137,930)
National Vision Holdings, Inc.*	(19,922)	(612,203)
Ollie’s Bargain Outlet Holdings, Inc.*	(5,638)	(491,126)
Stitch Fix, Inc., Class A*	(15,716)	(502,755)
Wayfair, Inc., Class A*	(643)	(93,878)

		(10,809,331)

Semiconductors & Semiconductor Equipment — (5.8)%
Advanced Energy Industries, Inc.*	(1,082)	(60,884)
Ambarella, Inc. (Cayman Islands)*	(21,210)	(935,997)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Brooks Automation, Inc.	(21,706)	$(841,108)
Cabot Microelectronics Corp.	(3,092)	(340,367)
CEVA, Inc.*	(6,023)	(146,660)
Entegris, Inc.	(8,879)	(331,364)
First Solar, Inc.*	(4,934)	(324,065)
FormFactor, Inc.*	(18,520)	(290,208)
Ichor Holdings Ltd. (Cayman Islands)*	(358)	(8,463)
Inphi Corp.*	(4,852)	(243,085)
KLA-Tencor Corp.	(16,986)	(2,007,745)
MACOM Technology Solutions Holdings, Inc.*	(27,500)	(416,075)
Marvell Technology Group Ltd. (Bermuda)	(47,871)	(1,142,681)
MaxLinear, Inc.*	(9,835)	(230,532)
MKS Instruments, Inc.	(6,673)	(519,760)
Monolithic Power Systems, Inc.	(5,399)	(733,076)
NVIDIA Corp.	(9,232)	(1,516,171)
Photronics, Inc.*	(10,288)	(84,362)
Power Integrations, Inc.	(3,614)	(289,771)
Rambus, Inc.*	(21,821)	(262,725)
Rudolph Technologies, Inc.*	(268)	(7,405)
Semtech Corp.*	(4,736)	(227,565)
Silicon Laboratories, Inc.*	(2,830)	(292,622)
Synaptics, Inc.*	(14,438)	(420,723)

		(11,673,414)

Software & Services — (9.0)%
2U, Inc.*	(4,662)	(175,478)
8x8, Inc.*	(44,435)	(1,070,884)
Altair Engineering, Inc., Class A*	(598)	(24,153)
Appian Corp.*	(18,350)	(661,884)
Benefitfocus, Inc.*	(16,454)	(446,726)
Black Knight, Inc.*	(8,760)	(526,914)
BlackBerry Ltd. (Canada)*	(15,591)	(116,309)
Bottomline Technologies DE, Inc.*	(2,746)	(121,483)
Box, Inc., Class A*	(23,355)	(411,282)
CACI International, Inc., Class A*	(576)	(117,844)
Carbon Black, Inc.*	(28,277)	(472,791)
Cloudera, Inc.*	(101,234)	(532,491)
CoreLogic, Inc.*	(8,401)	(351,414)
DocuSign, Inc.*	(14,835)	(737,448)
Domo, Inc., Class B*	(7,623)	(208,260)
Fair Isaac Corp.*	(1,326)	(416,391)
FireEye, Inc.*	(78,523)	(1,162,926)

See accompanying Notes to the Quarterly Portfolio of Investments.

45

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
ForeScout Technologies, Inc.*	(12,985)	$(439,672)
Gartner, Inc.*	(2,897)	(466,243)
Guidewire Software, Inc.*	(1,061)	(107,564)
Instructure, Inc.*	(11,325)	(481,312)
Jack Henry & Associates, Inc.	(5,135)	(687,679)
LivePerson, Inc.*	(4,879)	(136,807)
ManTech International Corp., Class A .	(2,239)	(147,438)
MAXIMUS, Inc.	(866)	(62,820)
MicroStrategy, Inc., Class A*	(1,202)	(172,259)
New Relic, Inc.*	(521)	(45,072)
Nutanix, Inc., Class A*	(48,744)	(1,264,419)
OneSpan, Inc.*	(3,028)	(42,907)
Paysign, Inc.*	(894)	(11,953)
Perficient, Inc.*	(2,660)	(91,291)
Perspecta, Inc.	(5,785)	(135,427)
Pivotal Software, Inc., Class A*	(35,890)	(378,998)
Pluralsight, Inc., Class A*	(1,864)	(56,516)
PROS Holdings, Inc.*	(7,825)	(495,010)
PTC, Inc.*	(2,120)	(190,291)
Sabre Corp.	(5,701)	(126,562)
SailPoint Technologies Holding, Inc.* .	(12,085)	(242,183)
Science Applications International Corp.	(10,727)	(928,529)
SecureWorks Corp., Class A*	(4,269)	(56,735)
Splunk, Inc.*	(3,633)	(456,850)
SVMK, Inc.*	(10,273)	(169,607)
Switch, Inc., Class A	(59,507)	(778,947)
Tableau Software, Inc., Class A*	(941)	(156,225)
Tenable Holdings, Inc.*	(18,485)	(527,562)
Trade Desk, Inc. (The), Class A*	(2,483)	(565,578)
Varonis Systems, Inc.*	(4,135)	(256,122)
Virtusa Corp.*	(630)	(27,991)
Yext, Inc.*	(6,023)	(121,002)
Zuora, Inc., Class A*	(44,739)	(685,401)

		(18,067,650)

Technology Hardware & Equipment — (6.0)%
3D Systems Corp.*	(88,528)	(805,605)
ADTRAN, Inc.	(4,778)	(72,864)
Anixter International, Inc.*	(1,910)	(114,046)
Arrow Electronics, Inc.*	(2,450)	(174,612)
Celestica, Inc. (Canada)*	(461)	(3,149)
Dolby Laboratories, Inc., Class A	(7,522)	(485,921)
Electronics For Imaging, Inc.*	(23,687)	(874,287)
FARO Technologies, Inc.*	(4,602)	(241,973)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Finisar Corp.*	(13,107)	$(299,757)
Fitbit, Inc., Class A*	(148,112)	(651,693)
II-VI, Inc.*	(22,945)	(838,869)
Infinera Corp.*	(166,519)	(484,570)
IPG Photonics Corp.*	(525)	(80,981)
Knowles Corp.*	(9,042)	(165,559)
Lumentum Holdings, Inc.*	(23,983)	(1,280,932)
NETGEAR, Inc.*	(489)	(12,367)
NetScout Systems, Inc.*	(17,481)	(443,843)
nLight, Inc.*	(20,576)	(395,059)
Novanta, Inc. (Canada)*	(2,273)	(214,344)
PC Connection, Inc.	(52)	(1,819)
Plantronics, Inc.	(1,514)	(56,079)
Plexus Corp.*	(8,208)	(479,101)
Pure Storage, Inc., Class A*	(48,742)	(744,290)
Rogers Corp.*	(877)	(151,353)
Sanmina Corp.*	(8,108)	(245,510)
ScanSource, Inc.*	(1,777)	(57,859)
Sierra Wireless, Inc. (Canada)*	(7,107)	(85,853)
Stratasys Ltd. (Israel)*	(15,559)	(456,968)
SYNNEX Corp.	(10,921)	(1,074,626)
Ubiquiti Networks, Inc.	(1,349)	(177,394)
ViaSat, Inc.*	(572)	(46,229)
Western Digital Corp.	(18,221)	(866,409)

		(12,083,921)

Telecommunication Services — (0.8)%
ATN International, Inc.	(2,128)	(122,849)
Bandwidth, Inc., Class A*	(3,788)	(284,176)
BCE, Inc. (Canada)	(7,915)	(359,974)
Boingo Wireless, Inc.*	(32,095)	(576,747)
Iridium Communications, Inc.*	(2,469)	(57,429)
ORBCOMM, Inc.*	(8,424)	(61,074)
TELUS Corp. (Canada)	(2,904)	(107,187)

		(1,569,436)

Transportation — (2.3)%
Air Transport Services Group, Inc.*	(20,596)	(502,542)
Canadian National Railway Co. (Canada)	(3,747)	(346,523)
Canadian Pacific Railway Ltd. (Canada)	(880)	(207,011)
Hawaiian Holdings, Inc.	(17,132)	(469,931)
JB Hunt Transport Services, Inc.	(652)	(59,599)
JetBlue Airways Corp.*	(21,904)	(405,005)
Matson, Inc.	(6,580)	(255,633)

See accompanying Notes to the Quarterly Portfolio of Investments.

46

GOTHAM NEUTRAL FUND

Portfolio of Investments (Concluded)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Ryder System, Inc.	(19,222)	$(1,120,643)
Saia, Inc.*	(4,947)	(319,922)
SkyWest, Inc.	(13,975)	(847,863)
Werner Enterprises, Inc.	(1,928)	(59,922)

		(4,594,594)

Utilities — (5.5)%
AquaVenture Holdings Ltd. (British Virgin Islands)*	(65)	(1,298)
Avangrid, Inc.	(1,508)	(76,154)
Avista Corp.	(3,055)	(136,253)
Black Hills Corp.	(1,189)	(92,944)
CenterPoint Energy, Inc.	(60,448)	(1,730,626)
Clearway Energy, Inc., Class A	(733)	(11,860)
Consolidated Edison, Inc.	(7,418)	(650,410)
Dominion Energy, Inc.	(27,641)	(2,137,202)
Duke Energy Corp.	(11,020)	(972,405)
Edison International	(23,274)	(1,568,900)
Exelon Corp.	(2,620)	(125,603)
MDU Resources Group, Inc.	(5,965)	(153,897)
National Fuel Gas Co.	(1,324)	(69,841)
OGE Energy Corp.	(4,861)	(206,884)
ONE Gas, Inc.	(857)	(77,387)
PG&E Corp.*	(100,274)	(2,298,280)
PPL Corp.	(10,892)	(337,761)

Number of Shares		Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Southern Co. (The)	(5,877)	$(324,881)
Southwest Gas Holdings, Inc.	(551)	(49,381)

		(11,021,967)

TOTAL COMMON STOCK (Proceeds $205,752,833)		(196,911,540)

TOTAL SECURITIES SOLD SHORT - (97.8)%		(196,911,540)

(Proceeds $205,752,833)

OTHER ASSETS IN EXCESS OF LIABILITIES - 75.0%		151,049,336

NET ASSETS - 100.0%		$201,425,581

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	Security position is either entirely or partially designated as collateral for securities on loan.
(b)	All or a portion of the security is on loan. At June 30, 2019, the market value of securities on loan was $12,075,048.
(c)	Security is fair valued by the Adviser under direction of the Board of Trustees.
*	Non-income producing.

CVR Contingent Value Rights

PLC Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

47

GOTHAM LARGE VALUE FUND

Portfolio of Investments

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.4%
Automobiles & Components — 0.6%
Aptiv PLC (Jersey)	2,427	$196,174
BorgWarner, Inc.	2,270	95,295
General Motors Co.	1,012	38,992

		330,461

Banks — 5.2%
Bank of America Corp.	12,308	356,932
Citigroup, Inc.	17,693	1,239,041
Citizens Financial Group, Inc.	5,047	178,462
Comerica, Inc.	1,741	126,466
Fifth Third Bancorp	8,092	225,767
JPMorgan Chase & Co.	2,466	275,699
KeyCorp.	835	14,821
M&T Bank Corp.	201	34,184
SVB Financial Group*	572	128,465
Wells Fargo & Co.	6,175	292,201
Zions Bancorp NA	2,045	94,029

		2,966,067

Capital Goods — 11.8%
3M Co.	4,102	711,041
A.O. Smith Corp.	368	17,355
AMETEK, Inc.	1,037	94,201
Arconic, Inc.	5,354	138,240
Caterpillar, Inc.	2,495	340,044
Cummins, Inc.	1,723	295,219
Dover Corp.	1,642	164,528
Eaton Corp. PLC (Ireland)	4,684	390,084
Fastenal Co.	2,216	72,219
Flowserve Corp.	1,431	75,399
Fortive Corp.	3,843	313,281
Fortune Brands Home & Security, Inc.	422	24,109
General Dynamics Corp.	340	61,819
Honeywell International, Inc.	5,756	1,004,940
Illinois Tool Works, Inc.	2,682	404,472
Ingersoll-Rand PLC (Ireland)	2,614	331,115
Johnson Controls International PLC (Ireland)	9,953	411,158
L3 Technologies, Inc.	865	212,072
L3Harris Technologies, Inc.	1,292	244,356
Lockheed Martin Corp.	1,096	398,440
Masco Corp.	2,093	82,129
Parker-Hannifin Corp.	1,404	238,694
Raytheon Co.	1,898	330,024
Roper Technologies, Inc.	182	66,659
Snap-on, Inc.	612	101,372

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Textron, Inc.	2,562	$135,888
United Rentals, Inc.*	874	115,919

		6,774,777

Commercial & Professional Services — 1.0%
Cintas Corp.	820	194,578
Republic Services, Inc.	938	81,268
Robert Half International, Inc.	1,298	73,999
Waste Management, Inc.	1,728	199,359

		549,204

Consumer Durables & Apparel — 2.2%
Capri Holdings Ltd. (British Virgin Islands)*	1,656	57,430
Garmin Ltd. (Switzerland)	2,077	165,745
Hanesbrands, Inc.	3,956	68,122
Hasbro, Inc.	1,377	145,521
Newell Brands, Inc.	5,004	77,162
PVH Corp.	823	77,889
Ralph Lauren Corp.	857	97,347
Tapestry, Inc.	3,176	100,774
Under Armour, Inc., Class C*	4,900	108,780
VF Corp.	4,344	379,448
Whirlpool Corp.	40	5,694

		1,283,912

Consumer Services — 0.7%
McDonald’s Corp.	39	8,099
Yum! Brands, Inc.	3,461	383,029

		391,128

Diversified Financials — 7.0%
Affiliated Managers Group, Inc.	592	54,547
American Express Co.	3,398	419,449
Ameriprise Financial, Inc.	1,050	152,418
Berkshire Hathaway, Inc., Class B*	1,123	239,390
BlackRock, Inc.	1,700	797,810
Discover Financial Services	3,512	272,496
Franklin Resources, Inc.	5,606	195,089
Goldman Sachs Group, Inc. (The)	451	92,275
Invesco Ltd. (Bermuda)	4,499	92,050
Moody’s Corp.	2,034	397,261
MSCI, Inc.	807	192,704
Nasdaq, Inc.	1,546	148,679
S&P Global, Inc.	2,151	489,976
State Street Corp.	2,522	141,383
Synchrony Financial	1,704	59,078

See accompanying Notes to the Quarterly Portfolio of Investments.

48

GOTHAM LARGE VALUE FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
T Rowe Price Group, Inc.	2,604	$285,685

		4,030,290

Energy — 6.1%
Chevron Corp.	6,009	747,760
ConocoPhillips	11,367	693,387
Devon Energy Corp.	5,538	157,944
Exxon Mobil Corp.	2,818	215,943
Halliburton Co.	9,555	217,281
Hess Corp.	1,528	97,135
HollyFrontier Corp.	1,877	86,868
Kinder Morgan, Inc.	13,691	285,868
Marathon Oil Corp.	8,975	127,535
Phillips 66	4,974	465,268
Valero Energy Corp.	4,566	390,895

		3,485,884

Food & Staples Retailing — 2.2%
Kroger Co. (The)	117	2,540
Sysco Corp.	4,335	306,571
Walgreens Boots Alliance, Inc.	10,205	557,907
Walmart, Inc.	3,726	411,686

		1,278,704

Food, Beverage & Tobacco — 3.8%
Altria Group, Inc.	9,608	454,939
Conagra Brands, Inc.	5,324	141,192
General Mills, Inc.	5,165	271,266
Hershey Co. (The)	2,287	306,527
JM Smucker Co. (The)	7	806
Kraft Heinz Co. (The)	13,343	414,167
McCormick & Co., Inc., non-voting shares	547	84,790
Mondelez International, Inc., Class A	2,678	144,344
PepsiCo, Inc.	516	67,663
Philip Morris International, Inc.	3,857	302,890
Tyson Foods, Inc., Class A	15	1,211

		2,189,795

Health Care Equipment & Services — 4.4%
AmerisourceBergen Corp.	1,043	88,926
Cardinal Health, Inc.	3,261	153,593
Centene Corp.*	4,523	237,186
Cigna Corp.	1	158
CVS Health Corp.	13,638	743,135
HCA Healthcare, Inc.	25	3,379
Henry Schein, Inc.*	1,651	115,405

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Humana, Inc.	585	$155,201
Laboratory Corp. of America Holdings*	1,091	188,634
McKesson Corp.	1,947	261,657
Medtronic PLC (Ireland)	1,942	189,131
Quest Diagnostics, Inc.	70	7,127
UnitedHealth Group, Inc.	1,071	261,335
Universal Health Services, Inc., Class B	778	101,443

		2,506,310

Household & Personal Products — 1.4%
Colgate-Palmolive Co.	3,701	265,251
Estee Lauder Cos., Inc. (The), Class A	1,086	198,857
Kimberly-Clark Corp.	34	4,532
Procter & Gamble Co. (The)	3,001	329,060

		797,700

Insurance — 4.6%
Aflac, Inc.	3,880	212,663
Allstate Corp. (The)	1,200	122,028
Aon PLC (United Kingdom)	2,389	461,029
Arthur J Gallagher & Co.	2,027	177,545
Cincinnati Financial Corp.	1,585	164,317
Hartford Financial Services Group, Inc. (The)	1,299	72,380
Loews Corp.	3,206	175,272
Marsh & McLennan Cos., Inc.	5,550	553,612
Progressive Corp. (The)	4,298	343,539
Travelers Cos., Inc. (The)	478	71,471
Willis Towers Watson PLC (Ireland)	1,414	270,838

		2,624,694

Materials — 3.9%
Avery Dennison Corp.	945	109,318
Ball Corp.	1,081	75,659
CF Industries Holdings, Inc.	2,483	115,981
Corteva, Inc.*	8,197	242,385
Dow, Inc.	8,244	406,512
DuPont de Nemours, Inc.	8,202	615,724
Eastman Chemical Co.	1,523	118,535
International Paper Co.	4,387	190,045
Nucor Corp.	3,335	183,758
Packaging Corp. of America	1,034	98,561

See accompanying Notes to the Quarterly Portfolio of Investments.

49

GOTHAM LARGE VALUE FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Sealed Air Corp.	1,704	$72,897

		2,229,375

Media & Entertainment — 2.5%
Activision Blizzard, Inc.	8,383	395,678
CBS Corp., Class B, non-voting shares	4,082	203,692
DISH Network Corp., Class A*	3,393	130,325
Fox Corp., Class A	6,792	248,859
News Corp., Class A	2,121	28,612
Omnicom Group, Inc.	2,442	200,122
Viacom, Inc., Class B	4,414	131,846
Walt Disney Co. (The)	789	110,176

		1,449,310

Pharmaceuticals, Biotechnology & Life Sciences — 9.1%
AbbVie, Inc.	6,127	445,555
Allergan PLC (Ireland)	1,033	172,955
Amgen, Inc.	1,667	307,195
Biogen, Inc.*	2,150	502,820
Bristol-Myers Squibb Co.	17,214	780,655
Celgene Corp.*	7,664	708,460
Eli Lilly & Co.	4,999	553,839
Gilead Sciences, Inc.	4,474	302,263
Johnson & Johnson	3,885	541,103
Merck & Co., Inc.	7,097	595,083
Perrigo Co. PLC (Ireland)	1,487	70,811
Pfizer, Inc.	181	7,841
Regeneron Pharmaceuticals, Inc.*	154	48,202
Waters Corp.*	776	167,026

		5,203,808

Real Estate — 0.7%
Apartment Investment & Management Co., Class A, REIT	6	301
CBRE Group, Inc., Class A*	3,693	189,451
Equity Residential, REIT	25	1,898
Macerich Co. (The), REIT	22	737
Prologis, Inc., REIT	1,462	117,106
Realty Income Corp., REIT	834	57,521
UDR, Inc., REIT	550	24,690

		391,704

Retailing — 7.2%
AutoZone, Inc.*	155	170,418
Best Buy Co., Inc.	2,922	203,751
Dollar General Corp.	2,827	382,097

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Dollar Tree, Inc.*	2,600	$279,214
eBay, Inc.	10,206	403,137
Foot Locker, Inc.	1,238	51,897
Gap, Inc. (The)	4,137	74,342
Home Depot, Inc. (The)	3,376	702,107
Kohl’s Corp.	1,787	84,972
L Brands, Inc.	3,020	78,822
LKQ Corp.*	3,436	91,432
Lowe’s Cos., Inc.	1,714	172,960
Macy’s, Inc.	3,380	72,535
Nordstrom, Inc.	1,709	54,449
Ross Stores, Inc.	3,431	340,081
Target Corp.	5,547	480,426
Tiffany & Co.	1,329	124,448
TJX Cos., Inc. (The)	4,035	213,371
Ulta Beauty, Inc.*	360	124,880

		4,105,339

Semiconductors & Semiconductor Equipment — 3.3%
Applied Materials, Inc.	10,367	465,582
Intel Corp.	136	6,510
Lam Research Corp.	1,754	329,471
Micron Technology, Inc.*	11,385	439,347
Qorvo, Inc.*	1,373	91,456
Skyworks Solutions, Inc.	1,898	146,658
Texas Instruments, Inc.	562	64,495
Xilinx, Inc.	2,768	326,403

		1,869,922

Software & Services — 9.7%
Accenture PLC, Class A (Ireland)	4,613	852,344
Alliance Data Systems Corp.	581	81,416
Automatic Data Processing, Inc.	3,780	624,947
Broadridge Financial Solutions, Inc.	159	20,301
DXC Technology Co.	2,998	165,340
FleetCor Technologies, Inc.*	943	264,842
International Business Machines Corp.	7,805	1,076,310
Intuit, Inc.	2,105	550,100
Microsoft Corp.	1,148	153,786
Oracle Corp.	13,899	791,826
Paychex, Inc.	3,933	323,647
PayPal Holdings, Inc.*	1,438	164,593
Total System Services, Inc.	1,657	212,543
VeriSign, Inc.*	2	418
Visa, Inc., Class A	866	150,294

See accompanying Notes to the Quarterly Portfolio of Investments.

50

GOTHAM LARGE VALUE FUND

Portfolio of Investments (Concluded)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Western Union Co. (The)	4,811	$95,691

		5,528,398

Technology Hardware & Equipment — 7.3%
Amphenol Corp., Class A	3,434	329,458
Apple, Inc.	6,211	1,229,281
Cisco Systems, Inc.	15,938	872,287
F5 Networks, Inc.*	653	95,096
Hewlett Packard Enterprise Co.	15,326	229,124
HP, Inc.	16,900	351,351
Juniper Networks, Inc.	3,838	102,206
Motorola Solutions, Inc.	1,803	300,614
NetApp, Inc.	2,720	167,824
Seagate Technology PLC (Ireland)	3,072	144,753
TE Connectivity Ltd. (Switzerland)	2,900	277,762
Xerox Corp.	2,590	91,712

		4,191,468

Telecommunication Services — 0.9%
AT&T, Inc.	2,483	83,205
CenturyLink, Inc.	11,936	140,367
Verizon Communications, Inc.	5,671	323,984

		547,556

Transportation — 3.6%
CH Robinson Worldwide, Inc.	1,498	126,356

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
CSX Corp.	8,564	$662,597
Expeditors International of Washington, Inc.	1,873	142,086
FedEx Corp.	2,851	468,106
Kansas City Southern	329	40,079
Norfolk Southern Corp.	1,674	333,678
Southwest Airlines Co.	1,477	75,002
Union Pacific Corp.	1,108	187,374

		2,035,278

Utilities — 0.2%
NRG Energy, Inc.	2,968	104,236

TOTAL COMMON STOCKS - 99.4% (Cost $53,995,479)		56,865,320

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		340,434

NET ASSETS - 100.0%		$57,205,754

*	Non-income producing.

PLC Public Limited Company

REIT Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

51

GOTHAM TOTAL RETURN FUND

Portfolio of Investments

June 30, 2019

(Unaudited)

	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 99.4%
Gotham Absolute 500 Fund	579,220	$6,574,146
Gotham Defensive Long 500 Fund	785,224	9,933,083
Gotham Enhanced 500 Fund	424,488	4,970,758
Gotham Index Plus Fund	446,540	6,617,718
Gotham Neutral Fund*	487,173	4,930,195

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $30,690,385)		33,025,900

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		190,067

NET ASSETS - 100.0%		$33,215,967

(a)	All affiliated fund investments are in Institutional Class shares. The Schedule of Investments of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
*	Non-income producing.

See accompanying Notes to the Quarterly Portfolio of Investments.

52

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments

June 30, 2019

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Gotham Absolute Return Fund (“Absolute Return”), Gotham Enhanced Return Fund (“Enhanced Return”), Gotham Neutral Fund (“Neutral”), Gotham Large Value Fund (“Large Value”) and Gotham Total Return Fund (“Total Return”) (each a “Fund” and collectively the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Gotham Asset Management LLC (“the Adviser”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security, asset or liability will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: a short position common stock with an end of period value of $3,527, $5,659 and $3,553 held by Absolute Return, Enhanced Return and Neutral, respectively; a corporate debt security with end of period value of $787 and $717 held by Absolute Return and Neutral, respectively. These securities are considered Level 2 as of and for the period ended June 30, 2019.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

53

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

For fair valuations using significant unobservable inputs, the U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended June 30, 2019, there were no transfers in or out of Level 3 for the Funds.

Short Sales — All Funds except for Large Value may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Security and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

Securities Lending — All Funds except for Large Value may lend securities to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. During the period ended June 30, 2019, the following Funds had securities lending programs and at June 30, 2019, the market value of securities on loan and cash collateral received were as follows:

	Market Value of Securities Loaned	Cash Collateral Received	Market Value of Non-cash Collateral
Absolute Return	$172,556,179	$174,772,673	$—
Enhanced Return	185,791,335	187,756,430	—
Neutral	12,075,048	12,244,698	—

54

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

June 30, 2019

(Unaudited)

B. Federal Tax Cost

As of the June 30, 2019, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost (Proceeds)*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Absolute Return	$1,022,170,993	$171,880,172	$(49,655,010)	$122,225,162
Enhanced Return	848,257,898	187,600,908	(28,471,248)	159,129,660
Neutral	231,946,818	41,363,887	(17,181,627)	24,182,260
Large Value	53,995,479	4,484,365	(1,614,524)	2,869,841
Total Return	30,690,385	2,417,598	(82,083)	2,335,515

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

55

GOTHAM INDEX PLUS FUND

Portfolio of Investments

June 30, 2019

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 192.9%
COMMON STOCKS — 192.9%
Automobiles & Components — 0.3%
Aptiv PLC (Jersey)(a)	7,363	$595,151
BorgWarner, Inc.(a)	7,215	302,886
General Motors Co.†	37,190	1,432,931

		2,330,968

Banks — 5.7%
Bank of America Corp.†(b)	273,232	7,923,728
Citigroup, Inc.†	66,034	4,624,361
Citizens Financial Group, Inc.†	13,168	465,621
Comerica, Inc.(a)	4,439	322,449
First Republic Bank(a)	4,781	466,865
Huntington Bancshares, Inc.(a)	24,258	335,246
JPMorgan Chase & Co.†(a)	92,634	10,356,481
M&T Bank Corp.	3,902	663,613
People’s United Financial, Inc.(a)	11,239	188,590
PNC Financial Services Group, Inc. (The)†	13,059	1,792,740
SunTrust Banks, Inc.†	91,810	5,770,258
SVB Financial Group†*	6,874	1,543,832
US Bancorp†	45,662	2,392,689
Wells Fargo & Co.†	128,842	6,096,803

		42,943,276

Capital Goods — 19.5%
3M Co.†(a)	48,378	8,385,843
Allegion PLC (Ireland)	2,692	297,601
AMETEK, Inc.†	29,757	2,703,126
Arconic, Inc.†	42,825	1,105,742
Caterpillar, Inc.†	16,534	2,253,419
Cummins, Inc.†(b)	35,119	6,017,290
Dover Corp.†	33,264	3,333,053
Eaton Corp. PLC (Ireland)†	95,506	7,953,740
Fastenal Co.(a)	100,920	3,288,983
Flowserve Corp.†	7,607	400,813
Fortive Corp.	76,785	6,259,513
General Dynamics Corp.†	51,025	9,277,366
Honeywell International, Inc.†	147,534	25,757,961
Huntington Ingalls Industries, Inc.	1,188	266,991
Illinois Tool Works, Inc.†	33,148	4,999,050
Ingersoll-Rand PLC (Ireland)(b)	53,708	6,803,192
Johnson Controls International PLC (Ireland)†	196,878	8,133,030
L3 Technologies, Inc.(b)	17,293	4,239,725
L3Harris Technologies, Inc.†(a)	24,880	4,705,554

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Lockheed Martin Corp.†(b)	54,397	$19,775,485
PACCAR, Inc.	9,995	716,242
Parker-Hannifin Corp.(a)	21,764	3,700,098
Raytheon Co.†	62,044	10,788,211
Roper Technologies, Inc.(a)	5,390	1,974,141
Snap-on, Inc.(a)	12,011	1,989,502
Textron, Inc.†	6,655	352,981
United Rentals, Inc.(a)*	2,282	302,662
WW Grainger, Inc.	1,584	424,876

		146,206,190

Commercial & Professional Services — 1.6%
Cintas Corp.(a)	7,722	1,832,353
Republic Services, Inc.†	36,276	3,142,953
Robert Half International, Inc.†	26,226	1,495,144
Verisk Analytics, Inc.†(a)	4,790	701,543
Waste Management, Inc.†	40,058	4,621,491

		11,793,484

Consumer Durables & Apparel — 3.2%
Capri Holdings Ltd. (British Virgin Islands)†(b)*	33,538	1,163,098
Garmin Ltd. (Switzerland)†(b)	41,702	3,327,820
Hanesbrands, Inc.(a)	79,676	1,372,021
Hasbro, Inc.(a)	27,354	2,890,771
Lennar Corp., Class A(a)	9,229	447,237
Newell Brands, Inc.†(a)	74,114	1,142,838
PVH Corp.†	16,766	1,586,734
Ralph Lauren Corp.(a)(b)	17,248	1,959,200
Tapestry, Inc.†	63,648	2,019,551
Under Armour, Inc., Class C*	12,877	285,869
VF Corp.†	87,309	7,626,441
Whirlpool Corp.(a)	31	4,413

		23,825,993

Consumer Services — 2.2%
Darden Restaurants, Inc.	3,516	428,003
H&R Block, Inc.(a)	5,767	168,973
Hilton Worldwide Holdings, Inc.	8,331	814,272
McDonald’s Corp.(b)	21,803	4,527,611
Starbucks Corp.†	34,553	2,896,578
Yum! Brands, Inc.†	65,787	7,280,647

		16,116,084

Diversified Financials — 10.8%
Affiliated Managers Group, Inc.†	12,210	1,125,029

See accompanying Notes to the Quarterly Portfolio of Investments.

1

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
American Express Co.†(b)	115,670	$14,278,305
Berkshire Hathaway, Inc., Class B†*	77,864	16,598,269
BlackRock, Inc.†	28,878	13,552,445
Capital One Financial Corp.†	13,410	1,216,823
Charles Schwab Corp. (The)†	38,105	1,531,440
Discover Financial Services†	72,734	5,643,431
Franklin Resources, Inc.†(a)	89,586	3,117,593
Goldman Sachs Group, Inc. (The)†	10,799	2,209,475
Intercontinental Exchange, Inc.†	16,133	1,386,470
Invesco Ltd. (Bermuda)(a)	90,779	1,857,338
Jefferies Financial Group, Inc.	8,519	163,820
Moody’s Corp.†(a)(b)	19,580	3,824,170
MSCI, Inc.†	2,418	577,394
Nasdaq, Inc.	4,837	465,174
Northern Trust Corp.	6,216	559,440
S&P Global, Inc.(b)	21,154	4,818,670
State Street Corp.†	10,758	603,094
Synchrony Financial†	43,622	1,512,375
T Rowe Price Group, Inc.†	52,590	5,769,649

		80,810,404

Energy — 9.2%
Cabot Oil & Gas Corp.(a)	86,617	1,988,726
Chevron Corp.(a)(b)	123,834	15,409,903
ConocoPhillips†	227,612	13,884,332
Devon Energy Corp.†(b)	112,536	3,209,527
Exxon Mobil Corp.†	120,818	9,258,283
Halliburton Co.†	24,929	566,885
Hess Corp.(a)	3,967	252,182
HollyFrontier Corp.†	38,533	1,783,307
Kinder Morgan, Inc.(a)	172,475	3,601,278
Marathon Oil Corp.	94,875	1,348,174
Occidental Petroleum Corp.(a)	7,829	393,642
Phillips 66†(b)	101,850	9,527,049
Schlumberger Ltd. (Curacao)†	36,871	1,465,254
Valero Energy Corp.†	69,715	5,968,301

		68,656,843

Food & Staples Retailing — 5.4%
Costco Wholesale Corp.	12,560	3,319,106
Kroger Co. (The)	22,787	494,706
Sysco Corp.†(b)	113,201	8,005,575
Walgreens Boots Alliance, Inc.†(b)	208,380	11,392,135
Walmart, Inc.†	158,532	17,516,201

		40,727,723

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — 8.5%
Altria Group, Inc.†	167,699	$7,940,548
Campbell Soup Co.(a)	61,742	2,474,002
Coca-Cola Co. (The)†	121,876	6,205,926
Conagra Brands, Inc.	78,913	2,092,773
General Mills, Inc.†(a)	130,565	6,857,274
Hershey Co. (The)	45,746	6,131,336
JM Smucker Co. (The)(a)	23,029	2,652,711
Kellogg Co.(a)	9,723	520,861
Kraft Heinz Co. (The)(b)	264,035	8,195,646
McCormick & Co., Inc., non-voting shares(a)	15,091	2,339,256
Mondelez International, Inc., Class A(b)	136,236	7,343,120
PepsiCo, Inc.†(b)	40,092	5,257,264
Philip Morris International, Inc.†(b)	73,591	5,779,101
Tyson Foods, Inc., Class A†	1,540	124,340

		63,914,158

Health Care Equipment & Services — 9.6%
AmerisourceBergen Corp.†	30,384	2,590,540
Anthem, Inc.†	7,349	2,073,961
Cardinal Health, Inc.†	66,041	3,110,531
Centene Corp.†*	89,522	4,694,534
CVS Health Corp.†(a)	284,181	15,485,023
Danaher Corp.†(a)	20,440	2,921,285
HCA Healthcare, Inc.†	6,465	873,874
Henry Schein, Inc.(a)*	31,969	2,234,633
Humana, Inc.†	29,542	7,837,493
Laboratory Corp. of America Holdings†*	22,382	3,869,848
McKesson Corp.†	34,655	4,657,286
Medtronic PLC (Ireland)(b)	38,286	3,728,674
Quest Diagnostics, Inc.†	7,736	787,602
Stryker Corp.†	8,077	1,660,470
UnitedHealth Group, Inc.†	56,431	13,769,728
Universal Health Services, Inc., Class B†	13,909	1,813,595

		72,109,077

Household & Personal Products — 3.6%
Church & Dwight Co., Inc.†	7,026	513,320
Clorox Co. (The)(a)	3,300	505,263
Colgate-Palmolive Co.†	42,815	3,068,551
Estee Lauder Cos., Inc. (The), Class A(a)	61,383	11,239,841
Kimberly-Clark Corp.	9,817	1,308,410

See accompanying Notes to the Quarterly Portfolio of Investments.

2

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Procter & Gamble Co. (The)†(b)	96,538	$10,585,392

		27,220,777

Insurance — 8.8%
Aflac, Inc.†	21,316	1,168,330
Allstate Corp. (The)†	57,200	5,816,668
American International Group, Inc.†	24,836	1,323,262
Aon PLC (United Kingdom)†(b)	49,460	9,544,791
Arthur J Gallagher & Co.†(b)	40,103	3,512,622
Assurant, Inc.	1,768	188,080
Chubb Ltd. (Switzerland)†	13,083	1,926,995
Cincinnati Financial Corp.†(a)	35,015	3,630,005
Hartford Financial Services Group, Inc. (The)†	47,453	2,644,081
Lincoln National Corp.	3,263	210,300
Loews Corp.†	61,977	3,388,283
Marsh & McLennan Cos., Inc.†(b)	111,320	11,104,170
Principal Financial Group, Inc.†	7,945	460,174
Progressive Corp. (The)†(b)	125,788	10,054,235
Prudential Financial, Inc.	11,633	1,174,933
Torchmark Corp.†	3,140	280,904
Travelers Cos., Inc. (The)(a)	26,206	3,918,321
Willis Towers Watson PLC (Ireland)(b)	27,724	5,310,255

		65,656,409

Materials — 5.4%
Amcor PLC (Jersey)(a)*	46,318	532,194
Avery Dennison Corp.†	17,463	2,020,120
Ball Corp.(a)	9,914	693,881
CF Industries Holdings, Inc.†	20,568	960,731
Corteva, Inc.*	123,029	3,637,968
Dow, Inc.†(b)	153,192	7,553,898
DuPont de Nemours, Inc.†	154,353	11,587,280
Eastman Chemical Co.†	30,878	2,403,235
International Paper Co.†(a)(b)	89,454	3,875,147
Nucor Corp.(a)(b)	65,679	3,618,913
Packaging Corp. of America†	20,873	1,989,614
Sealed Air Corp.(a)	34,279	1,466,456

		40,339,437

Media & Entertainment — 9.3%
Activision Blizzard, Inc.†(b)	111,595	5,267,284
Alphabet, Inc., Class A†(b)*	19,840	21,482,752
CBS Corp., Class B, non-voting shares†	80,030	3,993,497

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Discovery, Inc., Class A(a)*	106,722	$3,276,365
DISH Network Corp., Class A(a)(b)*	71,684	2,753,382
Facebook, Inc., Class A†(b)*	81,555	15,740,115
Fox Corp., Class A(a)	133,153	4,878,726
Interpublic Group of Cos., Inc. (The)(a)	11,053	249,687
News Corp., Class A†(a)	125,956	1,699,146
Omnicom Group, Inc.(a)	33,705	2,762,125
Viacom, Inc., Class B	11,516	343,983
Walt Disney Co. (The)†	50,858	7,101,811

		69,548,873

Pharmaceuticals, Biotechnology & Life Sciences — 18.5%
AbbVie, Inc.†	74,253	5,399,678
Alexion Pharmaceuticals, Inc.†*	6,403	838,665
Allergan PLC (Ireland)	9,470	1,585,562
Amgen, Inc.†	18,656	3,437,928
Biogen, Inc.†(b)*	43,275	10,120,724
Bristol-Myers Squibb Co.†(a)	360,464	16,347,042
Celgene Corp.†(b)*	154,501	14,282,072
Eli Lilly & Co.†	162,258	17,976,564
Gilead Sciences, Inc.(b)	92,477	6,247,746
Johnson & Johnson†(b)	151,429	21,091,031
Merck & Co., Inc.†(a)	294,659	24,707,157
Perrigo Co. PLC (Ireland)(a)	28,885	1,375,504
Pfizer, Inc.†	158,769	6,877,873
Regeneron Pharmaceuticals, Inc.†*	10,558	3,304,654
Thermo Fisher Scientific, Inc.	8,797	2,583,503
Waters Corp.(a)*	2,002	430,910
Zoetis, Inc.†	12,634	1,433,833

		138,040,446

Real Estate — 4.5%
Alexandria Real Estate Equities, Inc., REIT(a)	22,698	3,202,461
Apartment Investment & Management Co., Class A, REIT	3,402	170,508
AvalonBay Communities, Inc., REIT	3,980	808,656
Boston Properties, Inc., REIT(a)	4,413	569,277
CBRE Group, Inc., Class A†*	74,806	3,837,548
Duke Realty Corp., REIT(b)	14,420	455,816
Equity Residential, REIT†	10,578	803,082
Extra Space Storage, Inc., REIT	3,638	385,992
Host Hotels & Resorts, Inc., REIT	2,819	51,362

See accompanying Notes to the Quarterly Portfolio of Investments.

3

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Mid-America Apartment Communities, Inc., REIT	3,252	$382,956
Prologis, Inc., REIT(a)	111,831	8,957,663
Realty Income Corp., REIT†(a)	66,656	4,597,264
SL Green Realty Corp., REIT	2,377	191,039
UDR, Inc., REIT†(a)	60,460	2,714,049
Vornado Realty Trust, REIT	5,448	349,217
Welltower, Inc., REIT†	71,798	5,853,691

		33,330,581

Retailing — 16.2%
Amazon.com, Inc.†*	9,431	17,858,825
AutoZone, Inc.†(b)*	5,357	5,889,861
Best Buy Co., Inc.†	57,954	4,041,132
Booking Holdings, Inc.†*	1,262	2,365,884
Dollar General Corp.(b)	56,603	7,650,462
Dollar Tree, Inc.*	48,737	5,233,866
eBay, Inc.†	205,799	8,129,061
Foot Locker, Inc.(a)	24,633	1,032,615
Gap, Inc. (The)(a)	10,794	193,968
Home Depot, Inc. (The)(a)(b)	118,558	24,656,507
Kohl’s Corp.(a)	33,785	1,606,477
L Brands, Inc.(a)	59,981	1,565,504
LKQ Corp.(a)(b)*	69,377	1,846,122
Lowe’s Cos., Inc.(a)	22,701	2,290,758
Macy’s, Inc.(a)	67,677	1,452,348
Nordstrom, Inc.(a)	33,815	1,077,346
O’Reilly Automotive, Inc.†*	2,235	825,430
Ross Stores, Inc.†	61,410	6,086,959
Target Corp.†(a)	106,049	9,184,904
Tiffany & Co.(a)	26,660	2,496,442
TJX Cos., Inc. (The)(b)	216,593	11,453,438
Ulta Beauty, Inc.(a)*	12,018	4,168,924

		121,106,833

Semiconductors & Semiconductor Equipment — 4.4%
Applied Materials, Inc.(b)	197,834	8,884,725
Intel Corp.†(a)	116,790	5,590,737
Lam Research Corp.†(a)	33,455	6,284,187
Microchip Technology, Inc.(a)	7,576	656,839
Qorvo, Inc.(a)*	26,390	1,757,838
QUALCOMM, Inc.†	5,085	386,816
Skyworks Solutions, Inc.†	38,968	3,011,057

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Texas Instruments, Inc.†	1,909	$219,077
Xilinx, Inc.(a)(b)	54,466	6,422,631

		33,213,907

Software & Services — 22.7%
Accenture PLC, Class A (Ireland)†(b)	123,359	22,793,042
Alliance Data Systems Corp.†	11,372	1,593,558
Automatic Data Processing, Inc.†(b)	76,285	12,612,199
Broadridge Financial Solutions, Inc.† .	24,015	3,066,235
Cadence Design Systems, Inc.*	8,025	568,250
Cognizant Technology Solutions Corp., Class A†	16,249	1,030,024
DXC Technology Co.†	62,127	3,426,304
FleetCor Technologies, Inc.†(a)*	17,514	4,918,807
Global Payments, Inc.†	4,487	718,503
International Business Machines Corp.†(a)(b)	145,758	20,100,028
Intuit, Inc.†	52,231	13,649,527
Mastercard, Inc., Class A(b)	29,241	7,735,122
Microsoft Corp.†	237,559	31,823,404
Oracle Corp.†(b)	329,968	18,798,277
Paychex, Inc.(a)	78,554	6,464,209
PayPal Holdings, Inc.(b)*	50,631	5,795,224
Synopsys, Inc.*	4,283	551,179
Total System Services, Inc.	5,549	711,770
Visa, Inc., Class A(a)	68,467	11,882,448
Western Union Co. (The)†(a)	98,001	1,949,240

		170,187,350

Technology Hardware & Equipment — 13.6%
Amphenol Corp., Class A†	67,324	6,459,065
Apple, Inc.†	230,458	45,612,247
Arista Networks, Inc.*	2,263	587,520
Cisco Systems, Inc.†(b)	399,860	21,884,338
F5 Networks, Inc.†*	12,688	1,847,753
Hewlett Packard Enterprise Co.(b)	38,904	581,615
HP, Inc.†	344,620	7,164,650
Juniper Networks, Inc.†	10,051	267,658
Keysight Technologies, Inc.†*	5,272	473,478
Motorola Solutions, Inc.†	36,112	6,020,954
NetApp, Inc.(a)	53,501	3,301,012
Seagate Technology PLC (Ireland)(a)	7,920	373,190
TE Connectivity Ltd. (Switzerland)†	51,957	4,976,441
Xerox Corp.(a)(b)	52,393	1,855,236

		101,405,157

See accompanying Notes to the Quarterly Portfolio of Investments.

4

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — 4.7%
AT&T, Inc.†(a)(b)	545,335	$18,274,176
CenturyLink, Inc.(a)	238,668	2,806,736
Verizon Communications, Inc.†(b)	241,999	13,825,403

		34,906,315

Transportation — 4.5%
CH Robinson Worldwide, Inc.(a)	3,908	329,640
CSX Corp.†(a)(b)	165,054	12,770,228
Delta Air Lines, Inc.	18,704	1,061,452
Expeditors International of Washington, Inc.(a)	36,483	2,767,600
FedEx Corp.	43,008	7,061,484
Kansas City Southern	2,870	349,623
Norfolk Southern Corp.†(b)	24,768	4,937,005
Southwest Airlines Co.(b)	15,507	787,445
Union Pacific Corp.†(b)	20,230	3,421,095

		33,485,572

Utilities — 0.7%
AES Corp.†	18,952	317,636
DTE Energy Co.	1	128
NRG Energy, Inc.†	64,038	2,249,015
Southern Co. (The)(b)	46,005	2,543,156

		5,109,935

TOTAL COMMON STOCKS (Cost $1,332,974,754)		1,442,985,792

TOTAL LONG POSITIONS - 192.9%		1,442,985,792

(Cost $1,332,974,754)

SHORT POSITIONS — (94.1)%
COMMON STOCKS — (94.1)%
Automobiles & Components — (1.0)%
Ford Motor Co.	(629,731)	(6,442,148)
Harley-Davidson, Inc.	(25,111)	(899,727)

		(7,341,875)

Banks — (1.2)%
BB&T Corp.	(100,752)	(4,949,946)
Fifth Third Bancorp	(64,916)	(1,811,156)
KeyCorp.	(52,992)	(940,608)
Regions Financial Corp.	(64,897)	(969,561)

		(8,671,271)

Capital Goods — (8.8)%
A.O. Smith Corp.	(8,162)	(384,920)
Boeing Co. (The)	(33,714)	(12,272,233)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Deere & Co.	(47,902)	$(7,937,840)
Emerson Electric Co.	(37,265)	(2,486,321)
Fortune Brands Home & Security, Inc.	(21,038)	(1,201,901)
General Electric Co.	(923,297)	(9,694,618)
Jacobs Engineering Group, Inc.	(22,086)	(1,863,838)
Masco Corp.	(42,457)	(1,666,013)
Northrop Grumman Corp.	(24,127)	(7,795,675)
Pentair PLC (Ireland)	(26,731)	(994,393)
Quanta Services, Inc.	(22,315)	(852,210)
Rockwell Automation, Inc.	(18,934)	(3,101,957)
Stanley Black & Decker, Inc.	(15,880)	(2,296,407)
TransDigm Group, Inc.*	(7,992)	(3,866,530)
United Technologies Corp.	(42,314)	(5,509,283)
Wabtec Corp.	(25,222)	(1,809,931)
Xylem, Inc.	(27,912)	(2,334,560)

		(66,068,630)

Commercial & Professional Services — (1.1)%
Copart, Inc.*	(10,462)	(781,930)
Equifax, Inc.	(19,092)	(2,582,002)
IHS Markit Ltd. (Bermuda)*	(33,299)	(2,121,812)
Nielsen Holdings PLC (United Kingdom)	(54,899)	(1,240,717)
Rollins, Inc.	(51,817)	(1,858,676)

		(8,585,137)

Consumer Durables & Apparel — (1.7)%
DR Horton, Inc.	(59,088)	(2,548,465)
Leggett & Platt, Inc.	(20,184)	(774,460)
Mohawk Industries, Inc.*	(11,616)	(1,713,011)
NIKE, Inc., Class B	(76,533)	(6,424,945)
PulteGroup, Inc.	(44,236)	(1,398,742)

		(12,859,623)

Consumer Services — (3.2)%
Carnival Corp. (Panama)	(108,025)	(5,028,564)
Chipotle Mexican Grill, Inc.*	(4,384)	(3,212,946)
Marriott International, Inc., Class A	(37,944)	(5,323,164)
MGM Resorts International	(84,209)	(2,405,851)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(32,811)	(1,759,654)
Royal Caribbean Cruises Ltd. (Liberia)	(33,088)	(4,010,596)
Wynn Resorts Ltd.	(17,212)	(2,134,116)

		(23,874,891)

See accompanying Notes to the Quarterly Portfolio of Investments.

5

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (3.3)%
Ameriprise Financial, Inc.	(523)	$(75,919)
Bank of New York Mellon Corp. (The)	(144,464)	(6,378,086)
Cboe Global Markets, Inc.	(17,671)	(1,831,246)
CME Group, Inc.	(43,572)	(8,457,761)
Morgan Stanley	(173,310)	(7,592,711)
Raymond James Financial, Inc.	(7,968)	(673,694)

		(25,009,417)

Energy — (6.3)%
Anadarko Petroleum Corp.	(76,070)	(5,367,499)
Apache Corp.	(59,024)	(1,709,925)
Cimarex Energy Co.	(15,594)	(925,192)
Concho Resources, Inc.	(31,699)	(3,270,703)
Diamondback Energy, Inc.	(25,837)	(2,815,458)
EOG Resources, Inc.	(89,241)	(8,313,692)
Helmerich & Payne, Inc.	(4,416)	(223,538)
Marathon Petroleum Corp.	(106,969)	(5,977,428)
National Oilwell Varco, Inc.	(59,608)	(1,325,086)
Noble Energy, Inc.	(76,620)	(1,716,288)
ONEOK, Inc.	(65,121)	(4,480,976)
Pioneer Natural Resources Co.	(26,266)	(4,041,287)
TechnipFMC PLC (United Kingdom)	(71,093)	(1,844,152)
Williams Cos., Inc. (The)	(191,553)	(5,371,146)

		(47,382,370)

Food, Beverage & Tobacco — (3.2)%
Archer-Daniels-Midland Co.	(86,731)	(3,538,625)
Brown-Forman Corp., Class B	(76,056)	(4,215,784)
Constellation Brands, Inc., Class A	(21,248)	(4,184,581)
Hormel Foods Corp.	(78,815)	(3,195,160)
Lamb Weston Holdings, Inc.	(23,191)	(1,469,382)
Molson Coors Brewing Co., Class B	(33,991)	(1,903,496)
Monster Beverage Corp.*	(84,022)	(5,363,124)

		(23,870,152)

Health Care Equipment & Services — (12.5)%
Abbott Laboratories	(117,939)	(9,918,670)
ABIOMED, Inc.*	(7,133)	(1,858,075)
Align Technology, Inc.*	(12,547)	(3,434,114)
Baxter International, Inc.	(77,691)	(6,362,893)
Becton Dickinson and Co.	(41,502)	(10,458,919)
Boston Scientific Corp.*	(219,129)	(9,418,164)
Cerner Corp.	(24,001)	(1,759,273)
Cigna Corp.	(59,890)	(9,435,669)
Cooper Cos., Inc. (The)	(7,816)	(2,633,132)
Covetrus, Inc.*	(1)	(24)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
DaVita, Inc.*	(25,831)	$(1,453,252)
DENTSPLY SIRONA, Inc.	(35,224)	(2,055,673)
Edwards Lifesciences Corp.*	(32,943)	(6,085,890)
Hologic, Inc.*	(42,340)	(2,033,167)
IDEXX Laboratories, Inc.*	(13,674)	(3,764,862)
Intuitive Surgical, Inc.*	(18,034)	(9,459,735)
ResMed, Inc.	(22,683)	(2,768,006)
Teleflex, Inc.	(7,275)	(2,409,116)
Varian Medical Systems, Inc.*	(14,406)	(1,961,089)
WellCare Health Plans, Inc.*	(7,565)	(2,156,555)
Zimmer Biomet Holdings, Inc.	(32,295)	(3,802,413)

		(93,228,691)

Household & Personal Products — (0.2)%
Coty, Inc., Class A	(118,857)	(1,592,684)
Insurance — (0.7)%
Everest Re Group Ltd. (Bermuda)	(6,435)	(1,590,603)
MetLife, Inc.	(57,915)	(2,876,638)
Unum Group	(32,647)	(1,095,307)

		(5,562,548)

Materials — (7.8)%
Air Products & Chemicals, Inc.	(34,770)	(7,870,885)
Albemarle Corp.	(16,810)	(1,183,592)
Celanese Corp.	(19,730)	(2,126,894)
Ecolab, Inc.	(6,508)	(1,284,939)
FMC Corp.	(19,802)	(1,642,576)
Freeport-McMoRan, Inc.	(228,068)	(2,647,869)
International Flavors & Fragrances, Inc.	(17,301)	(2,510,202)
Linde PLC (Ireland)	(57,880)	(11,622,304)
LyondellBasell Industries NV, Class A (Netherlands)	(59,418)	(5,117,672)
Martin Marietta Materials, Inc.	(9,715)	(2,235,519)
Mosaic Co. (The)	(59,326)	(1,484,930)
Newmont Goldcorp Corp.	(84,442)	(3,248,484)
PPG Industries, Inc.	(36,682)	(4,281,156)
Sherwin-Williams Co. (The)	(14,331)	(6,567,754)
Vulcan Materials Co.	(20,309)	(2,788,629)
Westrock Co.	(40,270)	(1,468,647)

		(58,082,052)

Media & Entertainment — (2.7)%
Charter Communications, Inc., Class A*	(6,327)	(2,500,304)
Comcast Corp., Class A	(40,492)	(1,712,002)

See accompanying Notes to the Quarterly Portfolio of Investments.

6

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Electronic Arts, Inc.*	(46,287)	$(4,687,022)
Netflix, Inc.*	(10,594)	(3,891,388)
Take-Two Interactive Software, Inc.*	(17,903)	(2,032,528)
TripAdvisor, Inc.*	(21,785)	(1,008,428)
Twitter, Inc.*	(118,361)	(4,130,799)

		(19,962,471)

Pharmaceuticals, Biotechnology & Life Sciences — (4.6)%
Agilent Technologies, Inc.	(50,248)	(3,752,018)
Illumina, Inc.*	(23,271)	(8,567,219)
Incyte Corp.*	(34,652)	(2,944,034)
IQVIA Holdings, Inc.*	(32,025)	(5,152,822)
Mettler-Toledo International, Inc.*	(2,545)	(2,137,800)
Mylan NV (Netherlands)*	(79,197)	(1,507,911)
Nektar Therapeutics*	(27,293)	(971,085)
PerkinElmer, Inc.	(17,169)	(1,654,061)
Vertex Pharmaceuticals, Inc.*	(41,078)	(7,532,884)

		(34,219,834)

Real Estate — (7.6)%
American Tower Corp., REIT	(61,332)	(12,539,327)
Crown Castle International Corp., REIT	(65,697)	(8,563,604)
Digital Realty Trust, Inc., REIT	(30,225)	(3,560,203)
Equinix, Inc., REIT	(12,928)	(6,519,461)
Essex Property Trust, Inc., REIT	(2,903)	(847,473)
HCP, Inc., REIT	(72,807)	(2,328,368)
Iron Mountain, Inc., REIT	(45,310)	(1,418,203)
Kimco Realty Corp., REIT	(66,710)	(1,232,801)
Macerich Co. (The), REIT	(6,557)	(219,594)
Public Storage, REIT	(13,324)	(3,173,377)
Regency Centers Corp., REIT	(11,144)	(743,751)
SBA Communications Corp., REIT*	(18,085)	(4,066,231)
Simon Property Group, Inc., REIT	(45,311)	(7,238,885)
Ventas, Inc., REIT	(15,537)	(1,061,954)
Weyerhaeuser Co., REIT	(115,622)	(3,045,483)

		(56,558,715)

Retailing — (1.5)%
Advance Auto Parts, Inc.	(10,789)	(1,663,016)
CarMax, Inc.*	(22,176)	(1,925,542)
Expedia Group, Inc.	(24,558)	(3,266,951)
Genuine Parts Co.	(22,675)	(2,348,676)
Tractor Supply Co.	(18,225)	(1,982,880)

		(11,187,065)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (5.3)%
Advanced Micro Devices, Inc.*	(188,845)	$(5,735,223)
Analog Devices, Inc.	(53,177)	(6,002,088)
Broadcom, Inc.	(21,751)	(6,261,243)
KLA-Tencor Corp.	(24,352)	(2,878,406)
Maxim Integrated Products, Inc.	(43,852)	(2,623,227)
NVIDIA Corp.	(97,190)	(15,961,514)

		(39,461,701)

Software & Services — (4.6)%
Adobe, Inc.*	(17,281)	(5,091,847)
Akamai Technologies, Inc.*	(25,622)	(2,053,347)
ANSYS, Inc.*	(12,246)	(2,508,226)
Autodesk, Inc.*	(31,350)	(5,106,915)
Citrix Systems, Inc.	(1,811)	(177,732)
Fidelity National Information Services, Inc.	(25,308)	(3,104,785)
Fiserv, Inc.*	(13,946)	(1,271,317)
Fortinet, Inc.*	(26,786)	(2,057,968)
Gartner, Inc.*	(14,255)	(2,294,200)
Jack Henry & Associates, Inc.	(11,991)	(1,605,835)
Red Hat, Inc.*	(8,713)	(1,635,953)
salesforce.com, Inc.*	(9,950)	(1,509,714)
Symantec Corp.	(101,158)	(2,201,198)
VeriSign, Inc.*	(17,507)	(3,661,764)

		(34,280,801)

Technology Hardware & Equipment — (1.1)%
Corning, Inc.	(120,041)	(3,988,962)
FLIR Systems, Inc.	(20,362)	(1,101,584)
IPG Photonics Corp.*	(8,454)	(1,304,030)
Western Digital Corp.	(45,331)	(2,155,489)

		(8,550,065)

Transportation — (1.6)%
Alaska Air Group, Inc.	(19,502)	(1,246,373)
American Airlines Group, Inc.	(68,962)	(2,248,851)
JB Hunt Transport Services, Inc.	(17,209)	(1,573,075)
United Airlines Holdings, Inc.*	(43,170)	(3,779,534)
United Parcel Service, Inc., Class B	(31,546)	(3,257,755)

		(12,105,588)

Utilities — (14.1)%
Alliant Energy Corp.	(37,350)	(1,833,138)
Ameren Corp.	(38,456)	(2,888,430)
American Electric Power Co., Inc.	(78,061)	(6,870,149)
American Water Works Co., Inc.	(28,402)	(3,294,632)
Atmos Energy Corp.	(18,385)	(1,940,721)

See accompanying Notes to the Quarterly Portfolio of Investments.

7

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Concluded)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
CenterPoint Energy, Inc.	(78,353)	$(2,243,246)
CMS Energy Corp.	(44,861)	(2,597,901)
Consolidated Edison, Inc.	(50,488)	(4,426,788)
Dominion Energy, Inc.	(117,408)	(9,077,987)
Duke Energy Corp.	(113,653)	(10,028,741)
Edison International	(51,244)	(3,454,358)
Entergy Corp.	(29,736)	(3,060,726)
Evergy, Inc.	(37,297)	(2,243,415)
Eversource Energy	(49,540)	(3,753,150)
Exelon Corp.	(149,314)	(7,158,113)
FirstEnergy Corp.	(77,765)	(3,329,120)
NextEra Energy, Inc.	(74,362)	(15,233,799)
NiSource, Inc.	(58,568)	(1,686,758)
Pinnacle West Capital Corp.	(17,393)	(1,636,507)
PPL Corp.	(104,718)	(3,247,305)
Public Service Enterprise Group, Inc.	(78,791)	(4,634,487)
Sempra Energy	(43,059)	(5,918,029)
Xcel Energy, Inc.	(81,259)	(4,834,098)

		(105,391,598)

TOTAL COMMON STOCK (Proceeds $672,194,159)		(703,847,179)

TOTAL SECURITIES SOLD SHORT - (94.1)%		(703,847,179)

(Proceeds $672,194,159)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		8,899,941

NET ASSETS - 100.0%		$748,038,554

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2019, the market value of securities on loan was $170,461,184.
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

8

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments

June 30, 2019

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 167.7%
COMMON STOCKS — 167.7%
Automobiles & Components — 1.4%
Aptiv PLC (Jersey)†	24	$1,940
BorgWarner, Inc.†	20	840
Dorman Products, Inc.*	9	784
Ford Motor Co.†	367	3,754
Garrett Motion, Inc.*	428	6,570
General Motors Co.†	129	4,970
Gentherm, Inc.†*	110	4,601
Goodyear Tire & Rubber Co. (The)†	428	6,548
Harley-Davidson, Inc.†	15	537
LCI Industries	29	2,610
Modine Manufacturing Co.*	122	1,746

		34,900

Banks — 5.2%
Bank of America Corp.†	882	25,578
BB&T Corp.†	71	3,488
Citigroup, Inc.†	213	14,916
Citizens Financial Group, Inc.†	43	1,520
Comerica, Inc.†	14	1,017
Fifth Third Bancorp†	68	1,897
First Republic Bank	15	1,465
Huntington Bancshares, Inc.†	96	1,327
JPMorgan Chase & Co.†	299	33,428
KeyCorp.†	93	1,651
M&T Bank Corp.†	12	2,041
People’s United Financial, Inc.†	35	587
PNC Financial Services Group, Inc. (The)†	41	5,628
Regions Financial Corp.†	93	1,389
SunTrust Banks, Inc.†	40	2,514
SVB Financial Group*	5	1,123
US Bancorp†	147	7,703
Wells Fargo & Co.†	416	19,685
Zions Bancorp NA†	17	782

		127,739

Capital Goods — 16.6%
3M Co.†	53	9,187
A.O. Smith Corp.†	15	707
AAON, Inc.	2	100
Acuity Brands, Inc.†	38	5,241
AerCap Holdings NV (Netherlands)*	6	312
Albany International Corp., Class A	46	3,814
Allegion PLC (Ireland)	9	995

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Allison Transmission Holdings, Inc.†	37	$1,715
American Woodmark Corp.*	85	7,193
AMETEK, Inc.†	21	1,908
Apogee Enterprises, Inc.†	119	5,169
Arconic, Inc.†	42	1,084
Astronics Corp.†*	140	5,631
AZZ, Inc.	84	3,866
Barnes Group, Inc.†	131	7,380
BMC Stock Holdings, Inc.†*	311	6,593
Boeing Co. (The)†	51	18,564
Builders FirstSource, Inc.†*	309	5,210
Carlisle Cos., Inc.	16	2,247
Caterpillar, Inc.†	52	7,087
Columbus McKinnon Corp.	70	2,938
Comfort Systems USA, Inc.†	133	6,782
Continental Building Products, Inc.†*	217	5,766
Cummins, Inc.†	14	2,399
Deere & Co.†	29	4,806
Douglas Dynamics, Inc.	51	2,029
Dover Corp.†	13	1,303
Ducommun, Inc.*	1	45
Eaton Corp. PLC (Ireland)	39	3,248
EMCOR Group, Inc.	31	2,731
Emerson Electric Co.†	56	3,736
Encore Wire Corp.	58	3,398
Fastenal Co.†	53	1,727
Flowserve Corp.†	12	632
Fortive Corp.†	33	2,690
Fortune Brands Home & Security, Inc.†	13	743
Foundation Building Materials, Inc.*	136	2,418
Gardner Denver Holdings, Inc.†*	84	2,906
General Dynamics Corp.†	26	4,727
General Electric Co.†	804	8,442
Global Brass & Copper Holdings, Inc.	71	3,105
GMS, Inc.†*	280	6,160
GrafTech International Ltd.†	801	9,212
Great Lakes Dredge & Dock Corp.†*	359	3,963
HD Supply Holdings, Inc.†*	232	9,345
HEICO Corp.	53	7,092
Helios Technologies, Inc.	63	2,924
Herc Holdings, Inc.†*	143	6,554
Honeywell International, Inc.†	66	11,523

See accompanying Notes to the Quarterly Portfolio of Investments.

9

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Hubbell, Inc.†	73	$9,519
Huntington Ingalls Industries, Inc.	4	899
Illinois Tool Works, Inc.†	30	4,524
Ingersoll-Rand PLC (Ireland)†	22	2,787
Jacobs Engineering Group, Inc.†	12	1,013
JELD-WEN Holding, Inc.*	2	42
Johnson Controls International PLC (Ireland)	82	3,387
Kaman Corp.	46	2,930
L3 Technologies, Inc.	7	1,716
L3Harris Technologies, Inc.†	10	1,891
Lincoln Electric Holdings, Inc.†	54	4,445
Lockheed Martin Corp.†	26	9,452
Masco Corp.†	26	1,020
Masonite International Corp. (Canada)†*	81	4,267
Mercury Systems, Inc.*	51	3,588
Middleby Corp. (The)*	12	1,628
Milacron Holdings Corp.†*	269	3,712
MRC Global, Inc.†*	23	394
Navistar International Corp.†*	172	5,925
Northrop Grumman Corp.†	15	4,847
Oshkosh Corp.†	28	2,338
PACCAR, Inc.†	32	2,293
Parker-Hannifin Corp.†	11	1,870
Patrick Industries, Inc.*	111	5,460
Pentair PLC (Ireland)†	15	558
Primoris Services Corp.	4	84
Quanta Services, Inc.†	14	535
Raytheon Co.†	25	4,347
Regal Beloit Corp.†	104	8,498
Rexnord Corp.†*	314	9,489
Rockwell Automation, Inc.†	10	1,638
Roper Technologies, Inc.	9	3,296
Snap-on, Inc.	5	828
Spirit AeroSystems Holdings, Inc., Class A†.	173	14,077
SPX Corp.†*	178	5,878
SPX FLOW, Inc.†*	175	7,326
Standex International Corp.	44	3,218
Stanley Black & Decker, Inc.†	13	1,880
Textron, Inc.†	21	1,114
Thermon Group Holdings, Inc.*	67	1,719

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Timken Co. (The)†	192	$9,857
TransDigm Group, Inc.*	5	2,419
Triumph Group, Inc.†	327	7,488
United Rentals, Inc.*	8	1,061
United Technologies Corp.†	79	10,286
Wabash National Corp.†	272	4,425
Wabtec Corp.	15	1,076
Watsco, Inc.	3	491
Wesco Aircraft Holdings, Inc.*	13	144
WillScot Corp.†*	360	5,414
WW Grainger, Inc.	5	1,341
Xylem, Inc.†	17	1,422

		407,203

Commercial & Professional Services — 4.0%
ABM Industries, Inc.	13	520
Brady Corp., Class A	1	49
BrightView Holdings, Inc.*	146	2,732
Cintas Corp.	9	2,136
Copart, Inc.†*	23	1,719
CoStar Group, Inc.†*	12	6,649
Ennis, Inc.	32	657
Equifax, Inc.†	11	1,488
FTI Consulting, Inc.†*	2	168
Healthcare Services Group, Inc.	24	728
Heidrick & Struggles International, Inc.	26	779
Herman Miller, Inc.	10	447
ICF International, Inc.	1	73
IHS Markit Ltd. (Bermuda)†*	37	2,358
Kforce, Inc.	3	105
Kimball International, Inc., Class B	57	994
Knoll, Inc.	102	2,344
Korn Ferry†	186	7,453
Nielsen Holdings PLC (United Kingdom)†	33	746
Pitney Bowes, Inc.	1,788	7,653
Republic Services, Inc.†	30	2,599
Resources Connection, Inc.	82	1,313
Ritchie Bros Auctioneers, Inc. (Canada)†	178	5,913
Robert Half International, Inc.†	10	570
Rollins, Inc.	30	1,076
SP Plus Corp.*	67	2,139
Steelcase, Inc., Class A†	93	1,590

See accompanying Notes to the Quarterly Portfolio of Investments.

10

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Team, Inc.*	170	$2,604
Tetra Tech, Inc.†	63	4,949
Thomson Reuters Corp. (Canada)†	197	12,699
TrueBlue, Inc.*	92	2,030
UniFirst Corp.†	29	5,469
Verisk Analytics, Inc.†	16	2,343
Waste Connections, Inc. (Canada)†	80	7,646
Waste Management, Inc.†	40	4,615

		97,353

Consumer Durables & Apparel — 4.3%
BRP, Inc., sub-voting shares (Canada)	16	573
Capri Holdings Ltd. (British Virgin Islands)†*	14	486
Carter’s, Inc.	20	1,951
Deckers Outdoor Corp.†*	24	4,223
DR Horton, Inc.†	35	1,510
Ethan Allen Interiors, Inc.	1	21
Fossil Group, Inc.†*	858	9,867
Garmin Ltd. (Switzerland)†	18	1,436
Hanesbrands, Inc.	34	585
Hasbro, Inc.†	11	1,162
Helen of Troy Ltd. (Bermuda)†*	19	2,481
Installed Building Products, Inc.†*	102	6,040
La-Z-Boy, Inc.†	210	6,439
Leggett & Platt, Inc.†	12	460
Lennar Corp., Class A†	29	1,405
Levi Strauss & Co., Class A*	18	376
Marine Products Corp.	2	31
Mattel, Inc.†*	573	6,423
Mohawk Industries, Inc.*	7	1,032
Newell Brands, Inc.†	38	586
NIKE, Inc., Class B†	144	12,089
Polaris Industries, Inc.†	20	1,825
PulteGroup, Inc.†	25	790
PVH Corp.	6	568
Ralph Lauren Corp.	7	795
Roku, Inc.†*	87	7,880
Skyline Champion Corp.*	90	2,464
Sonos, Inc.†*	108	1,225
Steven Madden Ltd.†	182	6,179
Tapestry, Inc.†	27	857
TopBuild Corp.†*	151	12,497

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Under Armour, Inc., Class C†*	42	$932
Universal Electronics, Inc.*	80	3,282
VF Corp.†	36	3,145
Vista Outdoor, Inc.*	374	3,321
Whirlpool Corp.	6	854
William Lyon Homes, Class A*	4	73

		105,863

Consumer Services — 6.9%
American Public Education, Inc.*	5	148
Aramark	37	1,334
BJ’s Restaurants, Inc.	89	3,911
Bloomin’ Brands, Inc.†	494	9,341
Brinker International, Inc.	191	7,516
Career Education Corp.†*	294	5,607
Carnival Corp. (Panama)†	64	2,979
Cheesecake Factory, Inc. (The)	159	6,951
Chipotle Mexican Grill, Inc.*	2	1,466
Choice Hotels International, Inc.†	56	4,873
Darden Restaurants, Inc.†	11	1,339
Dave & Buster’s Entertainment, Inc.	111	4,492
Denny’s Corp.*	51	1,047
Dine Brands Global, Inc.†	10	955
Domino’s Pizza, Inc.	6	1,670
Everi Holdings, Inc.†*	847	10,105
Graham Holdings Co., Class B†	5	3,450
H&R Block, Inc.†	18	527
Hilton Worldwide Holdings, Inc.†	26	2,541
International Game Technology PLC (United Kingdom)†	317	4,111
International Speedway Corp., Class A	67	3,008
K12, Inc.†*	181	5,504
Las Vegas Sands Corp.	70	4,136
Laureate Education, Inc., Class A*	105	1,650
Marriott International, Inc., Class A†	31	4,349
Marriott Vacations Worldwide Corp.	1	96
McDonald’s Corp.†	70	14,536
MGM Resorts International†	50	1,428
Norwegian Cruise Line Holdings Ltd. (Bermuda)†*	20	1,073
Planet Fitness, Inc., Class A†*	103	7,461
Royal Caribbean Cruises Ltd. (Liberia)†	20	2,424

See accompanying Notes to the Quarterly Portfolio of Investments.

11

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Ruth’s Hospitality Group, Inc.	124	$2,816
Scientific Games Corp.*	197	3,905
Service Corp. International†	38	1,778
ServiceMaster Global Holdings, Inc.*	6	313
Starbucks Corp.†	112	9,389
Stars Group, Inc. (The) (Canada)†*	193	3,295
Strategic Education, Inc.	6	1,068
Vail Resorts, Inc.	47	10,489
Weight Watchers International, Inc.†*	282	5,386
Wendy’s Co. (The)	203	3,975
Wyndham Hotels & Resorts, Inc.†	46	2,564
Wynn Resorts Ltd.	10	1,240
Yum! Brands, Inc.†	30	3,320

		169,566

Diversified Financials — 5.5%
Affiliated Managers Group, Inc.	5	461
American Express Co.†	77	9,505
Ameriprise Financial, Inc.†	13	1,887
Bank of New York Mellon Corp. (The)†	88	3,885
Berkshire Hathaway, Inc., Class B†*	226	48,176
BlackRock, Inc.†	15	7,040
Capital One Financial Corp.†	44	3,993
Cboe Global Markets, Inc.	10	1,036
Charles Schwab Corp. (The)†	124	4,984
CME Group, Inc.†	33	6,406
Discover Financial Services†	30	2,328
E*TRADE Financial Corp.†	23	1,026
Franklin Resources, Inc.†	46	1,601
Goldman Sachs Group, Inc. (The)†	35	7,161
Intercontinental Exchange, Inc.†	53	4,555
Invesco Ltd. (Bermuda)†	38	777
Jefferies Financial Group, Inc.	27	519
Moody’s Corp.†	18	3,516
Morgan Stanley†	156	6,834
MSCI, Inc.	8	1,910
Nasdaq, Inc.†	16	1,539
Northern Trust Corp.†	20	1,800
Raymond James Financial, Inc.†	12	1,015
S&P Global, Inc.†	22	5,011
State Street Corp.†	34	1,906
Synchrony Financial†	64	2,219
T Rowe Price Group, Inc.†	22	2,414

		133,504

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — 8.6%
Anadarko Petroleum Corp.†	46	$3,246
Antero Resources Corp.*	292	1,615
Apache Corp.†	34	985
Apergy Corp.†*	281	9,425
Berry Petroleum Corp.	23	244
Cabot Oil & Gas Corp.†	40	918
Canadian Natural Resources, Ltd. (Canada)	35	944
Chevron Corp.†	175	21,777
Cimarex Energy Co.	9	534
Concho Resources, Inc.†	19	1,960
ConocoPhillips†	104	6,344
CONSOL Energy, Inc.†*	196	5,216
Core Laboratories NV (Netherlands)†	181	9,463
Crescent Point Energy Corp. (Canada)	132	436
CVR Energy, Inc.	25	1,250
Delek US Holdings, Inc.†	163	6,605
Devon Energy Corp.†	39	1,112
DHT Holdings, Inc. (Marshall Islands)	725	4,285
Diamondback Energy, Inc.	15	1,635
DMC Global, Inc.	30	1,900
Dril-Quip, Inc.*	66	3,168
EOG Resources, Inc.†	54	5,031
EQT Corp.	181	2,862
Exxon Mobil Corp.†	390	29,886
FTS International, Inc.†*	372	2,076
Green Plains, Inc.†	263	2,835
Gulfport Energy Corp.*	211	1,036
Halliburton Co.†	80	1,819
Helmerich & Payne, Inc.	10	506
Hess Corp.†	28	1,780
HollyFrontier Corp.†	15	694
Imperial Oil Ltd. (Canada)†	209	5,783
Kinder Morgan, Inc.†	208	4,343
Marathon Oil Corp.†	75	1,066
Marathon Petroleum Corp.	62	3,465
Nabors Industries Ltd. (Bermuda)†	758	2,198
National Energy Services Reunited Corp. (British Virgin Islands)*	77	670
National Oilwell Varco, Inc.†	36	800
Newpark Resources, Inc.*	104	772
Noble Energy, Inc.†	45	1,008
Occidental Petroleum Corp.†	69	3,469

See accompanying Notes to the Quarterly Portfolio of Investments.

12

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Oceaneering International, Inc.*	4	$82
Oil States International, Inc.†*	393	7,192
ONEOK, Inc.†	38	2,615
Patterson-UTI Energy, Inc.†	430	4,949
Pembina Pipeline Corp. (Canada)†	55	2,047
Phillips 66†	42	3,929
Pioneer Natural Resources Co.†	16	2,462
Precision Drilling Corp. (Canada)*	648	1,225
Range Resources Corp.	237	1,654
RPC, Inc.	553	3,987
Schlumberger Ltd. (Curacao)†	127	5,047
SEACOR Holdings, Inc.*	46	2,185
Select Energy Services, Inc., Class A*	321	3,727
Southwestern Energy Co.*	854	2,699
Suncor Energy, Inc. (Canada)†	89	2,773
TechnipFMC PLC (United Kingdom)†	41	1,064
Valero Energy Corp.†	39	3,339
Williams Cos., Inc. (The)†	112	3,140

		209,277

Food & Staples Retailing — 2.8%
BJ’s Wholesale Club Holdings, Inc.†*	93	2,455
Casey’s General Stores, Inc.	8	1,248
Costco Wholesale Corp.†	41	10,835
Kroger Co. (The)†	73	1,585
Sprouts Farmers Market, Inc.†*	393	7,424
Sysco Corp.†	47	3,324
United Natural Foods, Inc.*	569	5,104
US Foods Holding Corp.*	48	1,716
Walgreens Boots Alliance, Inc.†	83	4,538
Walmart, Inc.†	264	29,169

		67,398

Food, Beverage & Tobacco — 6.5%
Altria Group, Inc.†	172	8,144
Archer-Daniels-Midland Co.†	51	2,081
Beyond Meat, Inc.*	56	8,998
Brown-Forman Corp., Class B	43	2,383
Bunge Ltd. (Bermuda)†	127	7,075
Campbell Soup Co.†	27	1,082
Coca-Cola Co. (The)†	393	20,011
Coca-Cola Consolidated, Inc.	11	3,292
Conagra Brands, Inc.	44	1,167
Constellation Brands, Inc., Class A†	17	3,348
Darling Ingredients, Inc.*	4	80

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Flowers Foods, Inc.†	394	$9,168
General Mills, Inc.†	55	2,889
Hershey Co. (The)†	19	2,547
Hormel Foods Corp.	49	1,986
Ingredion, Inc.†	88	7,259
JM Smucker Co. (The)†	10	1,152
John B. Sanfilippo & Son, Inc.	4	319
Kellogg Co.†	31	1,661
Keurig Dr Pepper, Inc.†	52	1,503
Kraft Heinz Co. (The)†	112	3,476
Lamb Weston Holdings, Inc.	13	824
Lancaster Colony Corp.†	14	2,080
McCormick & Co., Inc., non-voting shares†	12	1,860
Molson Coors Brewing Co., Class B†	19	1,064
Mondelez International, Inc., Class A†	134	7,223
Monster Beverage Corp.†*	51	3,255
National Beverage Corp.†	207	9,238
PepsiCo, Inc.†	129	16,916
Philip Morris International, Inc.†	144	11,308
Pilgrim’s Pride Corp.†*	129	3,275
Tootsie Roll Industries, Inc.	64	2,363
Tyson Foods, Inc., Class A†	33	2,664
Universal Corp.	106	6,442
Vector Group Ltd.	2	20

		158,153

Health Care Equipment & Services — 11.6%
Abbott Laboratories†	162	13,624
ABIOMED, Inc.†*	5	1,302
Align Technology, Inc.†*	7	1,916
Allscripts Healthcare Solutions, Inc.†*	632	7,350
Amedisys, Inc.†*	48	5,828
AmerisourceBergen Corp.†	20	1,705
AMN Healthcare Services, Inc.*	13	705
AngioDynamics, Inc.*	91	1,792
Anthem, Inc.†	24	6,773
Baxter International, Inc.†	47	3,849
Becton Dickinson and Co.†	24	6,048
BioTelemetry, Inc.*	8	385
Boston Scientific Corp.†*	128	5,501
Cardinal Health, Inc.†	27	1,272
Cardiovascular Systems, Inc.*	2	86

See accompanying Notes to the Quarterly Portfolio of Investments.

13

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Centene Corp.†*	39	$2,045
Cerner Corp.†	31	2,272
Cigna Corp.†	35	5,514
Cooper Cos., Inc. (The)	4	1,348
CorVel Corp.*	31	2,697
Covetrus, Inc.*	2	49
CryoLife, Inc.*	3	90
CVS Health Corp.†	119	6,484
Danaher Corp.†	66	9,433
DaVita, Inc.†*	16	900
DENTSPLY SIRONA, Inc.†	21	1,226
Edwards Lifesciences Corp.†*	20	3,695
HCA Healthcare, Inc.†	32	4,325
HealthEquity, Inc.*	38	2,485
Henry Schein, Inc.†*	14	979
Hill-Rom Holdings, Inc.†	66	6,905
HMS Holdings Corp.†*	320	10,365
Hologic, Inc.†*	25	1,200
Humana, Inc.†	13	3,449
IDEXX Laboratories, Inc.*	8	2,203
Inovalon Holdings, Inc., Class A*	136	1,973
Integra LifeSciences Holdings Corp.†*	40	2,234
Intuitive Surgical, Inc.†*	10	5,246
Laboratory Corp. of America Holdings*	10	1,729
Lantheus Holdings, Inc.*	116	3,283
LivaNova PLC (United Kingdom)†*	135	9,715
McKesson Corp.†	17	2,285
MEDNAX, Inc.*	224	5,652
Medtronic PLC (Ireland)†	123	11,979
Meridian Bioscience, Inc.	216	2,566
Mesa Laboratories, Inc.	20	4,887
National HealthCare Corp.	25	2,029
Natus Medical, Inc.†*	158	4,059
Neogen Corp.*	49	3,043
NextGen Healthcare, Inc.†*	150	2,985
Novocure Ltd. (Jersey)*	54	3,414
Omnicell, Inc.†*	74	6,366
OraSure Technologies, Inc.*	293	2,719
Providence Service Corp. (The)*	42	2,408
Quest Diagnostics, Inc.†	13	1,324
Quidel Corp.*	5	297
ResMed, Inc.†	13	1,586

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Select Medical Holdings Corp.†*	145	$2,301
STERIS PLC (Ireland)†	60	8,933
Stryker Corp.†	34	6,990
Surgery Partners, Inc.*	4	33
Surmodics, Inc.*	13	561
Tactile Systems Technology, Inc.*	2	114
Teleflex, Inc.	4	1,325
UnitedHealth Group, Inc.†	87	21,229
Universal Health Services, Inc., Class B	8	1,043
Varex Imaging Corp.†*	179	5,486
Varian Medical Systems, Inc.*	8	1,089
Veeva Systems, Inc., Class A†*	99	16,049
WellCare Health Plans, Inc.*	4	1,140
West Pharmaceutical Services, Inc.†	56	7,008
Zimmer Biomet Holdings, Inc.†	19	2,237

		283,117

Household & Personal Products — 2.4%
Church & Dwight Co., Inc.†	22	1,607
Clorox Co. (The)†	11	1,684
Colgate-Palmolive Co.†	78	5,590
Coty, Inc., Class A†	70	938
Edgewell Personal Care Co.*	1	27
Estee Lauder Cos., Inc. (The), Class A†	35	6,409
Inter Parfums, Inc.†	27	1,795
Kimberly-Clark Corp.†	31	4,132
Procter & Gamble Co. (The)†	231	25,329
Spectrum Brands Holdings, Inc.†	210	11,292

		58,803

Insurance — 2.3%
Aflac, Inc.†	68	3,727
Allstate Corp. (The)†	31	3,152
American International Group, Inc.†	80	4,262
Aon PLC (United Kingdom)†	22	4,246
Arthur J Gallagher & Co.†	17	1,489
Assurant, Inc.	6	638
Chubb Ltd. (Switzerland)†	43	6,333
Cincinnati Financial Corp.†	15	1,555
Everest Re Group Ltd. (Bermuda)	3	742
Hartford Financial Services Group, Inc. (The)†	34	1,894
Lincoln National Corp.†	18	1,160

See accompanying Notes to the Quarterly Portfolio of Investments.

14

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Loews Corp.†	28	$1,531
Marsh & McLennan Cos., Inc.†	46	4,588
MetLife, Inc.†	88	4,371
Principal Financial Group, Inc.†	26	1,506
Progressive Corp. (The)†	54	4,316
Prudential Financial, Inc.†	38	3,838
Torchmark Corp.†	10	895
Travelers Cos., Inc. (The)†	25	3,738
Unum Group†	20	671
Willis Towers Watson PLC (Ireland)†	12	2,298

		56,950

Materials — 6.7%
A. Schulman, Inc. CVR†(a)*	136	71
Air Products & Chemicals, Inc.†	20	4,527
Albemarle Corp.	10	704
Amcor PLC (Jersey)*	150	1,724
AptarGroup, Inc.	12	1,492
Avery Dennison Corp.	7	810
Ball Corp.†	30	2,100
Berry Global Group, Inc.†*	39	2,051
Celanese Corp.†	12	1,294
CF Industries Holdings, Inc.†	21	981
Commercial Metals Co.	13	232
Corteva, Inc.*	69	2,040
Domtar Corp.†	169	7,525
Dow, Inc.†	70	3,452
DuPont de Nemours, Inc.†	69	5,180
Eagle Materials, Inc.†	149	13,812
Eastman Chemical Co.†	13	1,012
Ecolab, Inc.†	26	5,133
Element Solutions, Inc.†*	933	9,647
FMC Corp.†	12	995
Freeport-McMoRan, Inc.†	134	1,556
Graphic Packaging Holding Co.	47	657
H.B. Fuller Co.	37	1,717
Innospec, Inc.†	66	6,022
International Flavors & Fragrances, Inc.	9	1,306
International Paper Co.†	36	1,560
Koppers Holdings, Inc.*	92	2,701
Linde PLC (Ireland)†	51	10,241
LyondellBasell Industries NV, Class A (Netherlands)†	35	3,015

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Martin Marietta Materials, Inc.	6	$1,381
Methanex Corp. (Canada)†	242	11,001
Minerals Technologies, Inc.†	84	4,495
Mosaic Co. (The)†	36	901
Myers Industries, Inc.	62	1,195
NewMarket Corp.	10	4,009
Newmont Goldcorp Corp.†	49	1,885
Nucor Corp.†	28	1,543
Olin Corp.†.	230	5,039
Osisko Gold Royalties Ltd. (Canada)	1	10
Packaging Corp. of America	9	858
PPG Industries, Inc.†	21	2,451
Reliance Steel & Aluminum Co.	2	189
Sandstorm Gold Ltd. (Canada)*	9	50
Schweitzer-Mauduit International, Inc.	78	2,588
Sealed Air Corp.†	14	599
Sensient Technologies Corp.†	84	6,172
Sherwin-Williams Co. (The)†	8	3,666
Trinseo SA (Luxembourg)†	215	9,103
US Concrete, Inc.*	6	298
Vulcan Materials Co.†	12	1,648
Warrior Met Coal, Inc.	25	653
Westrock Co.	24	875
WR Grace & Co.†	125	9,514

		163,680

Media & Entertainment — 12.0%
Activision Blizzard, Inc.†	71	3,351
Alphabet, Inc., Class A†*	65	70,382
AMC Networks, Inc., Class A†*	163	8,882
ANGI Homeservices, Inc., Class A*	18	234
Care.com, Inc.*	236	2,591
Cargurus, Inc.†*	140	5,055
Cars.com, Inc.†*	482	9,505
CBS Corp., Class B, non-voting shares†	35	1,746
Charter Communications, Inc., Class A†*	21	8,299
Cinemark Holdings, Inc.†	119	4,296
Clear Channel Outdoor Holdings, Inc.*	27	127
Comcast Corp., Class A†	418	17,673
Discovery, Inc., Class A†*	66	2,026
DISH Network Corp., Class A†*	44	1,690
Electronic Arts, Inc.†*	28	2,835

See accompanying Notes to the Quarterly Portfolio of Investments.

15

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Emerald Expositions Events, Inc.	39	$435
Entercom Communications Corp., Class A	6	35
Facebook, Inc., Class A†*	264	50,952
Fox Corp., Class A	58	2,125
Gannett Co., Inc.	19	155
Glu Mobile, Inc.†*	1,452	10,425
IAC/InterActiveCorp.†*	37	8,049
Interpublic Group of Cos., Inc. (The)†	35	791
John Wiley & Sons, Inc., Class A	40	1,834
Lions Gate Entertainment Corp., Class B (Canada)†	427	4,957
Loral Space & Communications, Inc.†*	33	1,139
Meredith Corp.	4	220
MSG Networks, Inc., Class A†*	163	3,381
National CineMedia, Inc.	195	1,279
Netflix, Inc.†*	41	15,060
New York Times Co. (The), Class A	22	718
News Corp., Class A†	54	728
Nexstar Media Group, Inc., Class A	88	8,888
Omnicom Group, Inc.†	20	1,639
QuinStreet, Inc.†*	103	1,633
Scholastic Corp.	42	1,396
Shaw Communications, Inc., Class B (Canada)	108	2,201
Take-Two Interactive Software, Inc.*	10	1,135
Tribune Media Co., Class A†	179	8,273
TripAdvisor, Inc.†*	13	602
Twitter, Inc.†*	72	2,513
Viacom, Inc., Class B†	38	1,135
Walt Disney Co. (The)†	164	22,901

		293,291

Pharmaceuticals, Biotechnology & Life Sciences — 10.0%
AbbVie, Inc.†	137	9,963
Accelerate Diagnostics, Inc.*	2	46
Agilent Technologies, Inc.†	30	2,240
Alexion Pharmaceuticals, Inc.†*	21	2,751
Allergan PLC (Ireland)†	31	5,190
Amgen, Inc.†	57	10,504
Amneal Pharmaceuticals, Inc.*	490	3,513
Anika Therapeutics, Inc.*	5	203
Array BioPharma, Inc.*	46	2,131

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Arrowhead Pharmaceuticals, Inc.*	102	$2,703
Axsome Therapeutics, Inc.*	11	283
Bausch Health Cos, Inc. (Canada)*	105	2,648
Biogen, Inc.†*	18	4,210
Bio-Techne Corp.	24	5,004
Blueprint Medicines Corp.*	3	283
Bristol-Myers Squibb Co.†	150	6,802
Bruker Corp.†	133	6,643
Cambrex Corp.*	8	374
CareDx, Inc.*	48	1,728
Celgene Corp.†*	65	6,009
Corcept Therapeutics, Inc.*	32	357
Cytokinetics, Inc.*	9	101
Eagle Pharmaceuticals, Inc.*	7	390
Eli Lilly & Co.†	89	9,860
Enanta Pharmaceuticals, Inc.*	10	844
EPIZYME, Inc.*	1	13
Esperion Therapeutics, Inc.*	4	186
Exelixis, Inc.*	141	3,013
G1 Therapeutics, Inc.*	5	153
Gilead Sciences, Inc.†	119	8,040
Horizon Therapeutics PLC (Ireland)*	48	1,155
Illumina, Inc.†*	14	5,154
Incyte Corp.†*	21	1,784
Innoviva, Inc.†*	162	2,359
Ionis Pharmaceuticals, Inc.*	73	4,692
IQVIA Holdings, Inc.†*	19	3,057
Johnson & Johnson†	244	33,984
Ligand Pharmaceuticals, Inc.*	8	913
Mallinckrodt PLC (Ireland)*	216	1,983
Medicines Co. (The)*	13	474
Medpace Holdings, Inc.†*	115	7,523
Merck & Co., Inc.†	239	20,040
Mettler-Toledo International, Inc.*	2	1,680
Mylan NV (Netherlands)†*	47	895
Natera, Inc.*	11	303
Nektar Therapeutics*	16	569
Neurocrine Biosciences, Inc.*	3	253
Pacira BioSciences, Inc.*	15	652
PerkinElmer, Inc.	10	963
Perrigo Co. PLC (Ireland)†	13	619
Pfizer, Inc.†	513	22,223

See accompanying Notes to the Quarterly Portfolio of Investments.

16

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
PRA Health Sciences, Inc.†*	42	$4,164
QIAGEN NV (Netherlands)†*	72	2,920
Ra Pharmaceuticals, Inc.*	6	180
Radius Health, Inc.*	8	195
Regeneron Pharmaceuticals, Inc.†*	12	3,756
Supernus Pharmaceuticals, Inc.*	47	1,555
Thermo Fisher Scientific, Inc.†	36	10,572
United Therapeutics Corp.*	29	2,264
Vanda Pharmaceuticals, Inc.*	19	268
Veracyte, Inc.*	17	485
Vertex Pharmaceuticals, Inc.†*	24	4,401
Voyager Therapeutics, Inc.*	10	272
Waters Corp.*	7	1,507
Zoetis, Inc.†	45	5,107

		245,106

Real Estate — 2.8%
Alexandria Real Estate Equities, Inc., REIT	10	1,411
American Tower Corp., REIT†	41	8,382
Apartment Investment & Management Co., Class A, REIT†	14	702
AvalonBay Communities, Inc., REIT†	13	2,641
Boston Properties, Inc., REIT†	14	1,806
CBRE Group, Inc., Class A†*	31	1,590
Crown Castle International Corp., REIT†.	39	5,084
Digital Realty Trust, Inc., REIT†	19	2,238
Duke Realty Corp., REIT†	34	1,075
Equinix, Inc., REIT	7	3,530
Equity Residential, REIT†	35	2,657
Essex Property Trust, Inc., REIT	6	1,752
Extra Space Storage, Inc., REIT†	12	1,273
Federal Realty Investment Trust, REIT	6	773
HCP, Inc., REIT†	45	1,439
Host Hotels & Resorts, Inc., REIT†	68	1,239
Iron Mountain, Inc., REIT†	27	845
Kimco Realty Corp., REIT†	39	721
Macerich Co. (The), REIT†	14	469
Mid-America Apartment Communities, Inc., REIT	10	1,178
Prologis, Inc., REIT†	59	4,726

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Public Storage, REIT†	16	$3,811
Realty Income Corp., REIT†	28	1,931
Regency Centers Corp., REIT†	16	1,068
SBA Communications Corp., REIT*	11	2,473
Simon Property Group, Inc., REIT†	29	4,633
SL Green Realty Corp., REIT	8	643
UDR, Inc., REIT†	26	1,167
Ventas, Inc., REIT†	33	2,255
Vornado Realty Trust, REIT†	17	1,090
Welltower, Inc., REIT†	37	3,017
Weyerhaeuser Co., REIT†	68	1,791

		69,410

Retailing — 11.9%
1-800-Flowers.com, Inc., Class A*	106	2,001
Abercrombie & Fitch Co., Class A	88	1,412
Advance Auto Parts, Inc.	7	1,079
Amazon.com, Inc.†*	46	87,107
American Eagle Outfitters, Inc.	305	5,154
AutoNation, Inc.†*	225	9,436
AutoZone, Inc.*	3	3,298
Barnes & Noble, Inc.	167	1,117
Bed Bath & Beyond, Inc.	766	8,901
Best Buy Co., Inc.†	24	1,674
Big Lots, Inc.	223	6,380
Booking Holdings, Inc.†*	4	7,499
Buckle, Inc. (The)	283	4,899
Caleres, Inc.	231	4,602
CarMax, Inc.†*	16	1,389
Children’s Place, Inc. (The)	11	1,049
Core-Mark Holding Co., Inc.†	191	7,586
Dollar General Corp.†	23	3,109
Dollar Tree, Inc.†*	22	2,363
Duluth Holdings, Inc., Class B*	4	54
eBay, Inc.†	81	3,200
Etsy, Inc.*	53	3,253
Expedia Group, Inc.†	14	1,862
Foot Locker, Inc.†	11	461
Gap, Inc. (The)†	34	611
Genesco, Inc.†*	127	5,371
Genuine Parts Co.†	13	1,347
Group 1 Automotive, Inc.†	100	8,189
Groupon, Inc.*	161	576
Home Depot, Inc. (The)†	101	21,005
Kohl’s Corp.†	15	713

See accompanying Notes to the Quarterly Portfolio of Investments.

17

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
L Brands, Inc.†	25	$652
Lithia Motors, Inc., Class A	2	238
LKQ Corp.†*	29	772
Lowe’s Cos., Inc.†	73	7,366
Macy’s, Inc.	28	601
Michaels Cos., Inc. (The)†*	922	8,021
Murphy USA, Inc.*	54	4,538
Nordstrom, Inc.†	14	446
O’Reilly Automotive, Inc.*	8	2,955
Party City Holdco, Inc.*	15	110
Penske Automotive Group, Inc.	59	2,791
Qurate Retail, Inc.†*	445	5,514
RH*	48	5,549
Ross Stores, Inc.†	33	3,271
Sally Beauty Holdings, Inc.*	38	507
Shutterstock, Inc.	65	2,547
Signet Jewelers Ltd. (Bermuda)†	294	5,257
Stamps.com, Inc.†*	164	7,424
Target Corp.†	47	4,071
Tiffany & Co.†	12	1,124
TJX Cos., Inc. (The)†	112	5,923
Tractor Supply Co.†	12	1,306
Ulta Beauty, Inc.*	5	1,734
Urban Outfitters, Inc.†*	308	7,007
Zumiez, Inc.*	172	4,489

		290,910

Semiconductors & Semiconductor Equipment — 5.7%
Advanced Micro Devices, Inc.†*	109	3,310
Analog Devices, Inc.†	34	3,838
Applied Materials, Inc.†	86	3,862
Broadcom, Inc.†	37	10,651
Brooks Automation, Inc.	2	78
CEVA, Inc.*	3	73
Cree, Inc.†*	175	9,832
Diodes, Inc.†*	241	8,765
FormFactor, Inc.*	54	846
Inphi Corp.*	27	1,353
Intel Corp.†	412	19,722
KLA-Tencor Corp.†	14	1,655
Lam Research Corp.†	14	2,630
Lattice Semiconductor Corp.†*	484	7,062
Maxim Integrated Products, Inc.†	26	1,555
Microchip Technology, Inc.†	25	2,168
Micron Technology, Inc.†*	103	3,975

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
NVIDIA Corp.†	57	$9,361
Qorvo, Inc.†*	11	733
QUALCOMM, Inc.†	112	8,520
Skyworks Solutions, Inc.†	15	1,159
SMART Global Holdings, Inc. (Cayman Islands)†*	216	4,966
Synaptics, Inc.*	125	3,642
Teradyne, Inc.†	135	6,468
Texas Instruments, Inc.†	88	10,099
Versum Materials, Inc.†	164	8,459
Xilinx, Inc.†	24	2,830
Xperi Corp.†	39	803

		138,415

Software & Services — 20.7%
Accenture PLC, Class A (Ireland)†	59	10,901
ACI Worldwide, Inc.†*	90	3,091
Adobe, Inc.†*	46	13,554
Akamai Technologies, Inc.†*	15	1,202
Alarm.com Holdings, Inc.†*	74	3,959
Alliance Data Systems Corp.	5	701
Altair Engineering, Inc., Class A†*	21	848
Alteryx, Inc., Class A†*	30	3,274
Amdocs, Ltd. (Guernsey)†	48	2,980
Anaplan, Inc.*	2	101
ANSYS, Inc.*	8	1,639
Appfolio, Inc., Class A†*	3	307
Aspen Technology, Inc.†*	71	8,824
Autodesk, Inc.†*	20	3,258
Automatic Data Processing, Inc.†	40	6,613
Avalara, Inc.*	21	1,516
Avaya Holdings Corp.*	151	1,798
Blackbaud, Inc.†	20	1,670
Booz Allen Hamilton Holding Corp.	52	3,443
Broadridge Financial Solutions, Inc.	11	1,404
CACI International, Inc., Class A†*	48	9,820
Cadence Design Systems, Inc.†*	26	1,841
CDK Global, Inc.†	106	5,241
Ceridian HCM Holding, Inc.†*	53	2,661
CGI, Inc. (Canada)*	3	230
Cision Ltd. (Cayman Islands)†*	404	4,739
Citrix Systems, Inc.†	13	1,276
Cognizant Technology Solutions Corp., Class A†	53	3,360
CommVault Systems, Inc.†*	142	7,046

See accompanying Notes to the Quarterly Portfolio of Investments.

18

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
CSG Systems International, Inc.†	114	$5,567
Descartes Systems Group, Inc. (The) (Canada)*	88	3,252
DXC Technology Co.†	24	1,324
Endurance International Group Holdings, Inc.†*	290	1,392
Everbridge, Inc.*	4	358
Fair Isaac Corp.†*	10	3,140
Fidelity National Information Services, Inc.†	30	3,680
Fiserv, Inc.†*	37	3,373
FleetCor Technologies, Inc.*	8	2,247
Fortinet, Inc.†*	16	1,229
Gartner, Inc.*	9	1,448
Global Payments, Inc.†	15	2,402
Globant SA (Luxembourg)†*	84	8,488
GoDaddy, Inc., Class A*	54	3,788
GTT Communications, Inc.*	62	1,091
International Business Machines Corp.†	81	11,170
Intuit, Inc.†	24	6,272
j2 Global, Inc.†	31	2,756
Jack Henry & Associates, Inc.	8	1,071
KBR, Inc.	29	723
Leidos Holdings, Inc.	58	4,631
Manhattan Associates, Inc.†*	91	6,309
Mastercard, Inc., Class A†	95	25,130
Microsoft Corp.†	707	94,710
MongoDB, Inc.*	31	4,715
Monotype Imaging Holdings, Inc.	77	1,297
Nuance Communications, Inc.†*	292	4,663
Open Text Corp. (Canada)†	162	6,674
Oracle Corp.†	326	18,572
Palo Alto Networks, Inc.†*	31	6,317
Paychex, Inc.†	33	2,715
Paycom Software, Inc.†*	15	3,401
Paylocity Holding Corp.†*	86	8,068
PayPal Holdings, Inc.†*	109	12,476
Progress Software Corp.†	82	3,577
PROS Holdings, Inc.*	9	569
Qualys, Inc.†*	63	5,486
RealPage, Inc.*	57	3,354
Red Hat, Inc.†*	17	3,192
salesforce.com, Inc.†*	72	10,924

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Science Applications International Corp.	18	$1,558
ServiceNow, Inc.†*	28	7,688
Shopify, Inc., Class A (Canada)*	19	5,703
Smartsheet, Inc., Class A*	9	436
SolarWinds Corp.*	128	2,348
SPS Commerce, Inc.†*	58	5,928
SS&C Technologies Holdings, Inc.†	51	2,938
Sykes Enterprises, Inc.*	84	2,307
Symantec Corp.†	59	1,284
Synopsys, Inc.†*	14	1,802
Teradata Corp.*	40	1,434
TiVo Corp.	37	273
Total System Services, Inc.†	16	2,052
TTEC Holdings, Inc.	18	839
Tyler Technologies, Inc.†*	13	2,808
Upland Software, Inc.†*	159	7,239
Verint Systems, Inc.†*	144	7,744
VeriSign, Inc.†*	12	2,510
Visa, Inc., Class A†	202	35,057
VMware, Inc., Class A†	53	8,862
Western Union Co. (The)†	40	796
Workiva, Inc.*	5	290
Worldpay, Inc., Class A*	14	1,716
Zoom Video Communications, Inc., Class A*	39	3,463

		505,923

Technology Hardware & Equipment — 9.8%
Acacia Communications, Inc.†*	194	9,149
Amphenol Corp., Class A†	29	2,782
Apple, Inc.†	424	83,918
Arista Networks, Inc.†*	7	1,817
Avnet, Inc.†	209	9,461
AVX Corp.	118	1,959
Badger Meter, Inc.†	88	5,253
Benchmark Electronics, Inc.†	39	980
CDW Corp.†	3	333
Ciena Corp.*	202	8,308
Cisco Systems, Inc.†	398	21,782
Coherent, Inc.†*	11	1,500
CommScope Holding Co., Inc.*	27	425
Comtech Telecommunications Corp.	101	2,839
Corning, Inc.†	72	2,393

See accompanying Notes to the Quarterly Portfolio of Investments.

19

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Cray, Inc.*	2	$70
Diebold Nixdorf, Inc.†*	455	4,168
EchoStar Corp., Class A†*	140	6,205
ePlus, Inc.*	27	1,861
F5 Networks, Inc.*	5	728
Fabrinet (Cayman Islands)†*	91	4,520
Finisar Corp.*	31	709
FLIR Systems, Inc.†	13	703
Hewlett Packard Enterprise Co.†	125	1,869
HP, Inc.†	138	2,869
Insight Enterprises, Inc.†*	59	3,434
InterDigital, Inc.	5	322
IPG Photonics Corp.*	5	771
Juniper Networks, Inc.†	33	879
Keysight Technologies, Inc.†*	17	1,527
Methode Electronics, Inc.	62	1,771
Motorola Solutions, Inc.†	15	2,501
MTS Systems Corp.	31	1,814
NCR Corp.†*	322	10,014
NetApp, Inc.†	23	1,419
NetScout Systems, Inc.*	121	3,072
OSI Systems, Inc.†*	81	9,123
Rogers Corp.*	1	173
Seagate Technology PLC (Ireland)†	26	1,225
TE Connectivity Ltd. (Switzerland)†	32	3,065
Tech Data Corp.*	11	1,151
TTM Technologies, Inc.†*	443	4,519
Ubiquiti Networks, Inc.†	2	263
ViaSat, Inc.*	2	162
Viavi Solutions, Inc.*	1	13
Vishay Intertechnology, Inc.†	707	11,680
Vishay Precision Group, Inc.*	15	609
Western Digital Corp.†	27	1,284
Xerox Corp.†	21	744
Zebra Technologies Corp., Class A†*	4	838

		238,974

Telecommunication Services — 3.2%
AT&T, Inc.†	673	22,552
CenturyLink, Inc.†	100	1,176
Cogent Communications Holdings, Inc.†	171	10,151
Intelsat SA (Luxembourg)†*	242	4,707
ORBCOMM, Inc.*	334	2,422

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Rogers Communications, Inc., Class B (Canada)†	77	$4,121
Sprint Corp.*	126	828
T-Mobile US, Inc.*	55	4,078
United States Cellular Corp.*	63	2,814
Verizon Communications, Inc.†	381	21,766
Zayo Group Holdings, Inc.*	119	3,916

		78,531

Transportation — 3.8%
Alaska Air Group, Inc.†	11	703
American Airlines Group, Inc.†	40	1,304
ArcBest Corp.†	182	5,116
Atlas Air Worldwide Holdings, Inc.†*	197	8,794
Canadian National Railway Co. (Canada)	7	647
CH Robinson Worldwide, Inc.†	13	1,097
CSX Corp.†	74	5,725
Delta Air Lines, Inc.†	60	3,405
Echo Global Logistics, Inc.†*	79	1,649
Expeditors International of Washington, Inc.†	15	1,138
FedEx Corp.†	24	3,941
Forward Air Corp.	4	237
Golden Ocean Group Ltd. (Bermuda)	151	877
Hub Group, Inc., Class A†*	164	6,885
JB Hunt Transport Services, Inc.	10	914
Kansas City Southern	9	1,096
Knight-Swift Transportation Holdings, Inc.	86	2,824
Landstar System, Inc.†	47	5,076
Marten Transport Ltd.	131	2,378
Norfolk Southern Corp.†	24	4,784
Schneider National, Inc., Class B†	111	2,025
Southwest Airlines Co.†	50	2,539
Spirit Airlines, Inc.†*	101	4,821
Union Pacific Corp.†	65	10,992
United Airlines Holdings, Inc.†*	24	2,101
United Parcel Service, Inc., Class B†	79	8,158
Universal Logistics Holdings, Inc.	42	944
Werner Enterprises, Inc.	6	186
XPO Logistics, Inc.*	57	3,295

		93,651

Utilities — 3.0%
AES Corp.†	62	1,039

See accompanying Notes to the Quarterly Portfolio of Investments.

20

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Alliant Energy Corp.†	22	$1,080
Ameren Corp.†	22	1,652
American Electric Power Co., Inc.†	45	3,960
American Water Works Co., Inc.†	17	1,972
Atmos Energy Corp.	10	1,056
CenterPoint Energy, Inc.†	46	1,317
CMS Energy Corp.†	26	1,506
Consolidated Edison, Inc.†	30	2,630
Dominion Energy, Inc.†	73	5,644
DTE Energy Co.†	16	2,046
Duke Energy Corp.†	67	5,912
Edison International†	30	2,022
Entergy Corp.†	17	1,750
Evergy, Inc.	22	1,323
Eversource Energy†	29	2,197
Exelon Corp.†	89	4,267
FirstEnergy Corp.†	49	2,098
New Jersey Resources Corp.	4	199
NextEra Energy, Inc.†	44	9,014
NiSource, Inc.†	34	979
NRG Energy, Inc.†	25	878
Pinnacle West Capital Corp.	10	941
Portland General Electric Co.	3	163
PPL Corp.†	66	2,047
Public Service Enterprise Group, Inc.†	46	2,706
Sempra Energy†	25	3,436
Southern Co. (The)†	96	5,307
WEC Energy Group, Inc.†	30	2,501
Xcel Energy, Inc.†	47	2,796

		74,438

TOTAL COMMON STOCKS (Cost $3,825,893)		4,102,155

TOTAL LONG POSITIONS - 167.7%		4,102,155

(Cost $3,825,893)

SHORT POSITIONS — (69.8)%
COMMON STOCKS — (69.8)%
Automobiles & Components — (2.5)%
Adient PLC (Ireland)	(161)	(3,907)
American Axle & Manufacturing
Holdings, Inc.*	(731)	(9,327)
Cooper Tire & Rubber Co.	(246)	(7,761)
Cooper-Standard Holding, Inc.*	(27)	(1,237)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Automobiles & Components — (Continued)
Dana, Inc.	(690)	$(13,759)
Delphi Technologies PLC (Jersey)	(16)	(320)
Fox Factory Holding Corp.*	(5)	(413)
Standard Motor Products, Inc.	(52)	(2,358)
Tenneco, Inc., Class A	(291)	(3,227)
Tesla, Inc.*	(34)	(7,598)
Thor Industries, Inc.	(146)	(8,534)
Visteon Corp.*	(27)	(1,582)
Winnebago Industries, Inc.	(9)	(348)

		(60,371)

Capital Goods — (10.8)%
Actuant Corp., Class A	(94)	(2,332)
Advanced Drainage Systems, Inc.	(137)	(4,492)
AECOM*	(65)	(2,460)
Aegion Corp.*	(45)	(828)
Aerovironment, Inc.*	(11)	(624)
AGCO Corp.	(8)	(621)
Alamo Group, Inc.	(54)	(5,396)
Ameresco, Inc., Class A*	(87)	(1,282)
Arcosa, Inc.	(30)	(1,129)
Argan, Inc.	(85)	(3,448)
Astec Industries, Inc.	(106)	(3,451)
Atkore International Group, Inc.*	(113)	(2,923)
Axon Enterprise, Inc.*	(25)	(1,605)
Beacon Roofing Supply, Inc.*	(206)	(7,564)
Bloom Energy Corp., Class A*	(723)	(8,871)
Blue Bird Corp.*	(55)	(1,083)
BWX Technologies, Inc.	(72)	(3,751)
CAE, Inc. (Canada)	(17)	(457)
Chart Industries, Inc.*	(34)	(2,614)
Colfax Corp.*	(325)	(9,110)
Construction Partners, Inc., Class A*	(65)	(976)
Cubic Corp.	(161)	(10,381)
DXP Enterprises, Inc.*	(21)	(796)
Dycom Industries, Inc.*	(27)	(1,589)
Energy Recovery, Inc.*	(121)	(1,261)
EnerSys	(3)	(206)
ESCO Technologies, Inc.	(32)	(2,644)
Evoqua Water Technologies Corp.*	(367)	(5,226)
Federal Signal Corp.	(160)	(4,280)
Franklin Electric Co., Inc.	(35)	(1,662)
Generac Holdings, Inc.*	(11)	(764)
Gibraltar Industries, Inc.*	(87)	(3,511)
Granite Construction, Inc.	(134)	(6,456)

See accompanying Notes to the Quarterly Portfolio of Investments.

21

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Griffon Corp.	(109)	$(1,844)
Harsco Corp.*	(172)	(4,720)
Hyster-Yale Materials Handling, Inc.	(50)	(2,763)
ITT, Inc.	(48)	(3,143)
Kadant, Inc.	(48)	(4,359)
Kennametal, Inc.	(12)	(444)
Kratos Defense & Security Solutions, Inc.*	(240)	(5,494)
Lindsay Corp.	(63)	(5,179)
Manitowoc Co., Inc. (The)*	(237)	(4,219)
MasTec, Inc.*	(2)	(103)
Maxar Technologies, Inc.	(23)	(180)
Meritor, Inc.*	(45)	(1,091)
Moog, Inc., Class A	(6)	(562)
Mueller Industries, Inc.	(121)	(3,542)
Mueller Water Products, Inc., Class A	(539)	(5,293)
MYR Group, Inc.*	(42)	(1,569)
NOW, Inc.*	(228)	(3,365)
Owens Corning	(191)	(11,116)
Proto Labs, Inc.*	(26)	(3,017)
Quanex Building Products Corp.	(121)	(2,286)
Raven Industries, Inc.	(73)	(2,619)
RBC Bearings, Inc.*	(50)	(8,340)
REV Group, Inc.	(127)	(1,830)
Rush Enterprises, Inc., Class A	(117)	(4,273)
Simpson Manufacturing Co., Inc.	(76)	(5,051)
SiteOne Landscape Supply, Inc.*	(93)	(6,445)
Sunrun, Inc.*	(590)	(11,068)
Systemax, Inc.	(32)	(709)
Teledyne Technologies, Inc.*	(1)	(274)
Tennant Co.	(44)	(2,693)
Terex Corp.	(243)	(7,630)
Textainer Group Holdings Ltd. (Bermuda)*	(59)	(595)
Toro Co. (The)	(20)	(1,338)
TPI Composites, Inc.*	(18)	(445)
Trex Co., Inc.*	(208)	(14,914)
TriMas Corp.*	(99)	(3,066)
Tutor Perini Corp.*	(229)	(3,176)
Univar, Inc.*	(460)	(10,138)
Universal Forest Products, Inc.	(138)	(5,252)
Vicor Corp.*	(29)	(900)
Vivint Solar, Inc.*	(500)	(3,650)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Watts Water Technologies, Inc., Class A	(3)	$(280)
Welbilt, Inc.*	(31)	(518)

		(263,286)

Commercial & Professional Services — (2.9)%
ACCO Brands Corp.	(2)	(16)
Advanced Disposal Services, Inc.*	(166)	(5,297)
Barrett Business Services, Inc.	(22)	(1,817)
Casella Waste Systems, Inc., Class A*	(134)	(5,310)
CBIZ, Inc.*	(29)	(568)
Cimpress NV (Netherlands)*	(56)	(5,090)
Covanta Holding Corp.	(153)	(2,740)
Exponent, Inc.	(72)	(4,215)
Forrester Research, Inc.	(31)	(1,458)
Heritage-Crystal Clean, Inc.*	(45)	(1,184)
HNI Corp.	(138)	(4,882)
Huron Consulting Group, Inc.*	(43)	(2,166)
Interface, Inc.	(2)	(31)
KAR Auction Services, Inc.	(117)	(2,925)
Kelly Services, Inc., Class A	(56)	(1,467)
Matthews International Corp., Class A	(52)	(1,812)
MSA Safety, Inc.	(11)	(1,159)
Multi-Color Corp.	(1)	(50)
Navigant Consulting, Inc.	(235)	(5,450)
Upwork, Inc.*	(601)	(9,664)
US Ecology, Inc.	(64)	(3,811)
Viad Corp.	(65)	(4,306)
WageWorks, Inc.*	(97)	(4,927)

		(70,345)

Consumer Durables & Apparel — (3.5)%
Acushnet Holdings Corp.	(126)	(3,309)
American Outdoor Brands Corp.*	(482)	(4,343)
Brunswick Corp.	(61)	(2,799)
Callaway Golf Co.	(612)	(10,502)
Canada Goose Holdings, Inc. (Canada)*	(71)	(2,750)
Cavco Industries, Inc.*	(9)	(1,418)
Crocs, Inc.*	(460)	(9,085)
Gildan Activewear, Inc. (Canada)	(232)	(8,974)
GoPro, Inc., Class A*	(1,576)	(8,605)
iRobot Corp.*	(36)	(3,299)
Johnson Outdoors, Inc., Class A	(32)	(2,386)

See accompanying Notes to the Quarterly Portfolio of Investments.

22

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Lovesac Co. (The)*	(41)	$(1,274)
Lululemon Athletica, Inc.*	(24)	(4,325)
Movado Group, Inc.	(73)	(1,971)
Oxford Industries, Inc.	(30)	(2,274)
Sturm Ruger & Co., Inc.	(43)	(2,343)
TRI Pointe Group, Inc.*	(78)	(934)
Tupperware Brands Corp.	(214)	(4,072)
Wolverine World Wide, Inc.	(376)	(10,355)

		(85,018)

Consumer Services — (3.4)%
Bright Horizons Family Solutions, Inc.*	(9)	(1,358)
Chegg, Inc.*	(50)	(1,930)
Churchill Downs, Inc.	(31)	(3,567)
Eldorado Resorts, Inc.*	(157)	(7,233)
frontdoor, Inc.*	(133)	(5,792)
Grand Canyon Education, Inc.*	(41)	(4,798)
Houghton Mifflin Harcourt Co.*	(502)	(2,892)
Hyatt Hotels Corp., Class A	(56)	(4,263)
Lindblad Expeditions Holdings, Inc.*	(145)	(2,603)
Monarch Casino & Resort, Inc.*	(31)	(1,325)
OneSpaWorld Holdings Ltd. (Bahamas)*	(355)	(5,502)
Papa John’s International, Inc.	(57)	(2,549)
PlayAGS, Inc.*	(3)	(58)
Red Rock Resorts, Inc., Class A	(55)	(1,181)
Regis Corp.*	(138)	(2,291)
Restaurant Brands International, Inc. (Canada)	(81)	(5,633)
SeaWorld Entertainment, Inc.*	(296)	(9,176)
Shake Shack, Inc., Class A*	(85)	(6,137)
Six Flags Entertainment Corp.	(167)	(8,296)
Texas Roadhouse, Inc.	(4)	(215)
Wingstop, Inc.	(59)	(5,590)

		(82,389)

Energy — (5.2)%
Archrock, Inc.	(9)	(95)
Baytex Energy Corp. (Canada)*	(13)	(20)
California Resources Corp.*	(11)	(216)
Cameco Corp. (Canada)	(312)	(3,348)
Carrizo Oil & Gas, Inc.*	(18)	(180)
Centennial Resource Development, Inc., Class A*	(138)	(1,047)
Cheniere Energy, Inc.*	(51)	(3,491)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Chesapeake Energy Corp.*	(1,551)	$(3,024)
Clean Energy Fuels Corp.*	(553)	(1,477)
CNX Resources Corp.*	(210)	(1,535)
Continental Resources, Inc.*	(63)	(2,652)
Contura Energy, Inc.*	(72)	(3,737)
Covia Holdings Corp.*	(234)	(459)
Diamond Offshore Drilling, Inc.*	(1,262)	(11,194)
Encana Corp. (Canada)	(1,135)	(5,822)
Enerplus Corp. (Canada)	(30)	(226)
Equitrans Midstream Corp.	(113)	(2,227)
Exterran Corp.*	(147)	(2,090)
Extraction Oil & Gas, Inc.*	(105)	(455)
Frank’s International NV (Netherlands)*	(495)	(2,703)
Helix Energy Solutions Group, Inc.*	(824)	(7,111)
KLX Energy Services Holdings, Inc.*	(89)	(1,818)
Kosmos Energy Ltd.	(5)	(31)
Liberty Oilfield Services, Inc., Class A	(370)	(5,987)
Magnolia Oil & Gas Corp., Class A*	(19)	(220)
Mammoth Energy Services, Inc.	(102)	(702)
Matador Resources Co.*	(94)	(1,869)
Matrix Service Co.*	(90)	(1,823)
Murphy Oil Corp.	(20)	(493)
NexGen Energy Ltd. (Canada)*	(230)	(361)
Northern Oil and Gas, Inc.*	(208)	(401)
Par Pacific Holdings, Inc.*	(229)	(4,699)
Parsley Energy, Inc., Class A*	(11)	(209)
PDC Energy, Inc.*	(23)	(829)
ProPetro Holding Corp.*	(271)	(5,610)
Renewable Energy Group, Inc.*	(466)	(7,391)
Seadrill Ltd. (Bermuda)*	(50)	(208)
SemGroup Corp., Class A	(692)	(8,304)
Ship Finance International Ltd. (Bermuda)	(242)	(3,027)
SM Energy Co.	(72)	(901)
Solaris Oilfield Infrastructure, Inc., Class A	(50)	(749)
SRC Energy, Inc.*	(75)	(372)
Targa Resources Corp.	(347)	(13,623)
Tellurian, Inc.*	(62)	(487)
Tidewater, Inc.*	(45)	(1,057)
Transocean Ltd. (Switzerland)*	(582)	(3,731)
Unit Corp.*	(255)	(2,267)
US Silica Holdings, Inc.	(63)	(806)

See accompanying Notes to the Quarterly Portfolio of Investments.

23

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Vermilion Energy, Inc. (Canada)	(10)	$(217)
Whiting Petroleum Corp.*	(127)	(2,372)
WPX Energy, Inc.*	(334)	(3,844)

		(127,517)

Food & Staples Retailing — (0.4)%
Chefs’ Warehouse, Inc. (The)*	(104)	(3,647)
PriceSmart, Inc.	(74)	(3,783)
SpartanNash Co.	(75)	(875)
Weis Markets, Inc.	(71)	(2,585)

		(10,890)

Food, Beverage & Tobacco — (1.8)%
Boston Beer Co., Inc. (The), Class A*	(1)	(378)
Calavo Growers, Inc.	(5)	(484)
Cott Corp. (Canada)	(642)	(8,571)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(118)	(3,180)
Freshpet, Inc.*	(151)	(6,872)
Hain Celestial Group, Inc. (The)*	(329)	(7,205)
J&J Snack Foods Corp.	(10)	(1,610)
Post Holdings, Inc.*	(13)	(1,352)
Primo Water Corp.*	(160)	(1,968)
Sanderson Farms, Inc.	(72)	(9,832)
Simply Good Foods Co. (The)*	(1)	(24)
Turning Point Brands, Inc.	(60)	(2,939)

		(44,415)

Health Care Equipment & Services — (5.8)%
Acadia Healthcare Co., Inc.*	(85)	(2,971)
Addus HomeCare Corp.*	(85)	(6,371)
Antares Pharma, Inc.*	(498)	(1,638)
Apollo Medical Holdings, Inc.*	(31)	(518)
AtriCure, Inc.*	(161)	(4,804)
Avanos Medical, Inc.*	(194)	(8,460)
Axogen, Inc.*	(267)	(5,287)
Axonics Modulation Technologies, Inc.*	(86)	(3,523)
BioScrip, Inc.*	(310)	(806)
Brookdale Senior Living, Inc.*	(774)	(5,581)
Cantel Medical Corp.	(13)	(1,048)
Castlight Health, Inc., Class B*	(297)	(959)
Corindus Vascular Robotics, Inc.*	(679)	(2,023)
CryoPort, Inc.*	(81)	(1,484)
Diplomat Pharmacy, Inc.*	(556)	(3,386)
Ensign Group, Inc. (The)	(179)	(10,189)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Evolent Health, Inc., Class A*	(724)	$(5,756)
Globus Medical, Inc., Class A*	(15)	(634)
Haemonetics Corp.*	(39)	(4,693)
Hanger, Inc.*	(145)	(2,777)
HealthStream, Inc.*	(25)	(646)
Heska Corp.*	(7)	(596)
ICU Medical, Inc.*	(17)	(4,282)
Inogen, Inc.*	(4)	(267)
Inspire Medical Systems, Inc.*	(145)	(8,794)
iRhythm Technologies, Inc.*	(37)	(2,926)
Magellan Health, Inc.*	(1)	(74)
Merit Medical Systems, Inc.*	(1)	(60)
National Research Corp.	(2)	(115)
Nevro Corp.*	(165)	(10,697)
OrthoPediatrics Corp.*	(53)	(2,067)
Owens & Minor, Inc.	(503)	(1,610)
RadNet, Inc.*	(169)	(2,331)
Senseonics Holdings, Inc.*	(1,126)	(2,297)
Sientra, Inc.*	(213)	(1,312)
STAAR Surgical Co.*	(8)	(235)
Tabula Rasa HealthCare, Inc.*	(58)	(2,896)
Tenet Healthcare Corp.*	(253)	(5,227)
Tivity Health, Inc.*	(41)	(674)
US Physical Therapy, Inc.	(60)	(7,354)
ViewRay, Inc.*	(669)	(5,894)
Vocera Communications, Inc.*	(270)	(8,618)

		(141,880)

Household & Personal Products — (0.6)%
Avon Products, Inc.*	(934)	(3,624)
Central Garden & Pet Co., Class A*	(168)	(4,139)
elf Beauty, Inc.*	(59)	(832)
Energizer Holdings, Inc.	(139)	(5,371)
Revlon, Inc., Class A*	(19)	(367)

		(14,333)

Materials — (5.7)%
AdvanSix, Inc.*	(90)	(2,199)
AK Steel Holding Corp.*	(218)	(517)
Alamos Gold, Inc., Class A (Canada)	(103)	(623)
Alcoa Corp.*	(34)	(796)
American Vanguard Corp.	(27)	(416)
Axalta Coating Systems Ltd. (Bermuda)*	(233)	(6,936)
Barrick Gold Corp. (Canada)	(581)	(9,162)
Boise Cascade Co.	(44)	(1,237)

See accompanying Notes to the Quarterly Portfolio of Investments.

24

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Carpenter Technology Corp.	(8)	$(384)
Century Aluminum Co.*	(17)	(117)
Chase Corp.	(22)	(2,368)
Chemours Co. (The)	(408)	(9,792)
Clearwater Paper Corp.*	(82)	(1,516)
Cleveland-Cliffs, Inc.	(133)	(1,419)
Coeur Mining, Inc.*	(194)	(842)
Crown Holdings, Inc.*	(49)	(2,994)
FutureFuel Corp.	(1)	(12)
GCP Applied Technologies, Inc.*	(230)	(5,207)
Greif, Inc., Class A	(132)	(4,297)
Hecla Mining Co.	(288)	(518)
Hudbay Minerals, Inc. (Canada)	(30)	(162)
IAMGOLD Corp. (Canada)*	(127)	(429)
Ingevity Corp.*	(127)	(13,357)
Kaiser Aluminum Corp.	(3)	(293)
Kinross Gold Corp. (Canada)*	(59)	(229)
Kirkland Lake Gold Ltd. (Canada)	(1)	(43)
Kraton Corp.*	(1)	(31)
Kronos Worldwide, Inc.	(201)	(3,079)
Livent Corp.*	(891)	(6,166)
Louisiana-Pacific Corp.	(384)	(10,068)
Norbord, Inc. (Canada)	(19)	(471)
Novagold Resources, Inc. (Canada)*	(50)	(296)
Owens-Illinois, Inc.	(679)	(11,726)
Pan American Silver Corp. (Canada)	(121)	(1,562)
PH Glatfelter Co.	(124)	(2,093)
PolyOne Corp.	(21)	(659)
Pretium Resources, Inc. (Canada)*	(6)	(60)
Royal Gold, Inc.	(13)	(1,332)
Sonoco Products Co.	(3)	(196)
Southern Copper Corp.	(13)	(505)
SSR Mining, Inc. (Canada)*	(13)	(178)
Steel Dynamics, Inc.	(11)	(332)
Stepan Co.	(54)	(4,963)
Summit Materials, Inc., Class A*	(134)	(2,580)
SunCoke Energy, Inc.*	(4)	(36)
Teck Resources Ltd., Class B (Canada)	(147)	(3,390)
Tredegar Corp.	(62)	(1,030)
United States Steel Corp.	(81)	(1,240)
Valhi, Inc.	(166)	(493)
Valvoline, Inc.	(262)	(5,117)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Venator Materials PLC (United Kingdom)*	(500)	$(2,645)
Verso Corp., Class A*	(38)	(724)
Westlake Chemical Corp.	(177)	(12,294)
Worthington Industries, Inc.	(3)	(121)
Yamana Gold, Inc. (Canada)	(604)	(1,522)

		(140,774)

Media & Entertainment — (2.9)%
AMC Entertainment Holdings, Inc., Class A	(364)	(3,396)
Boston Omaha Corp., Class A*	(12)	(278)
Cable One, Inc.	(5)	(5,855)
Cardlytics, Inc.*	(39)	(1,013)
comScore, Inc.*	(162)	(836)
Eventbrite, Inc., Class A*	(406)	(6,577)
EW Scripps Co. (The), Class A	(57)	(872)
Gray Television, Inc.*	(625)	(10,244)
Hemisphere Media Group, Inc.*	(12)	(155)
IMAX Corp. (Canada)*	(51)	(1,030)
Marcus Corp. (The)	(4)	(132)
Rosetta Stone, Inc.*	(158)	(3,615)
Sinclair Broadcast Group, Inc., Class A	(52)	(2,789)
TechTarget, Inc.*	(123)	(2,614)
TrueCar, Inc.*	(1,011)	(5,520)
WideOpenWest, Inc.*	(153)	(1,111)
World Wrestling Entertainment, Inc., Class A	(100)	(7,221)
Yelp, Inc.*	(240)	(8,203)
Zillow Group, Inc., Class C*	(190)	(8,814)

		(70,275)

Pharmaceuticals, Biotechnology & Life Sciences — (2.6)%
Acorda Therapeutics, Inc.*	(124)	(951)
Aimmune Therapeutics, Inc.*	(4)	(83)
Akebia Therapeutics, Inc.*	(45)	(218)
Akorn, Inc.*	(1,183)	(6,092)
Alder Biopharmaceuticals, Inc.*	(4)	(47)
Alkermes PLC (Ireland)*	(16)	(361)
Alnylam Pharmaceuticals, Inc.*	(2)	(145)
AnaptysBio, Inc.*	(8)	(451)
ANI Pharmaceuticals, Inc.*	(3)	(247)
Atara Biotherapeutics, Inc.*	(52)	(1,046)
Aurinia Pharmaceuticals, Inc. (Canada)*	(10)	(66)

See accompanying Notes to the Quarterly Portfolio of Investments.

25

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Biohaven Pharmaceutical Holding Co. Ltd. (British Virgin Islands)*	(1)	$(44)
Bluebird Bio, Inc.*	(12)	(1,526)
CannTrust Holdings, Inc. (Canada)*	(15)	(75)
Catalent, Inc.*	(28)	(1,518)
ChemoCentryx, Inc.*	(16)	(149)
Codexis, Inc.*	(192)	(3,539)
Deciphera Pharmaceuticals, Inc.*	(8)	(180)
Denali Therapeutics, Inc.*	(8)	(166)
Dermira, Inc.*	(71)	(679)
Dova Pharmaceuticals, Inc.*	(75)	(1,058)
Editas Medicine, Inc.*	(103)	(2,548)
Emergent BioSolutions, Inc.*	(8)	(386)
Fluidigm Corp.*	(377)	(4,645)
Genomic Health, Inc.*	(1)	(58)
Homology Medicines, Inc.*	(136)	(2,662)
ImmunoGen, Inc.*	(7)	(15)
Immunomedics, Inc.*	(2)	(28)
Insmed, Inc.*	(19)	(486)
Intercept Pharmaceuticals, Inc.*	(19)	(1,512)
Intersect ENT, Inc.*	(17)	(387)
Kiniksa Pharmaceuticals Ltd., Class A (Bermuda)*	(46)	(623)
Luminex Corp.	(206)	(4,252)
MacroGenics, Inc.*	(10)	(170)
Moderna, Inc.*	(20)	(293)
MyoKardia, Inc.*	(5)	(251)
Myovant Sciences Ltd. (Bermuda)*	(51)	(462)
Myriad Genetics, Inc.*	(26)	(722)
NanoString Technologies, Inc.*	(262)	(7,952)
Pacific Biosciences of California, Inc.*	(1,096)	(6,631)
Phibro Animal Health Corp., Class A	(7)	(222)
Portola Pharmaceuticals, Inc.*	(2)	(54)
PTC Therapeutics, Inc.*	(7)	(315)
Puma Biotechnology, Inc.*	(10)	(127)
Quanterix Corp.*	(48)	(1,622)
REGENXBIO, Inc.*	(16)	(822)
Revance Therapeutics, Inc.*	(5)	(65)
Rhythm Pharmaceuticals, Inc.*	(23)	(506)
Rocket Pharmaceuticals, Inc.*	(4)	(60)
Sangamo Therapeutics, Inc.*	(190)	(2,046)
TherapeuticsMD, Inc.*	(281)	(731)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Theravance Biopharma, Inc. (Cayman Islands)*	(108)	$(1,764)
Ultragenyx Pharmaceutical, Inc.*	(2)	(127)
UroGen Pharma Ltd. (Israel)*	(37)	(1,330)
WaVe Life Sciences Ltd. (Singapore)* .	(2)	(52)

		(62,567)

Retailing — (4.2)%
Asbury Automotive Group, Inc.*	(93)	(7,843)
At Home Group, Inc.*	(535)	(3,563)
Boot Barn Holdings, Inc.*	(59)	(2,103)
Burlington Stores, Inc.*	(61)	(10,379)
Camping World Holdings, Inc., Class A	(272)	(3,378)
Chico’s FAS, Inc.	(965)	(3,252)
Dick’s Sporting Goods, Inc.	(50)	(1,732)
Five Below, Inc.*	(99)	(11,882)
Floor & Decor Holdings, Inc., Class A*	(28)	(1,173)
GameStop Corp., Class A	(574)	(3,140)
GrubHub, Inc.*	(77)	(6,005)
Guess?, Inc.	(847)	(13,679)
Hudson Ltd., Class A (Bermuda)*	(50)	(690)
Monro, Inc.	(31)	(2,644)
National Vision Holdings, Inc.*	(151)	(4,640)
Ollie’s Bargain Outlet Holdings, Inc.*	(41)	(3,572)
Pool Corp.	(3)	(573)
Quotient Technology, Inc.*	(290)	(3,115)
Sonic Automotive, Inc., Class A	(137)	(3,199)
Stitch Fix, Inc., Class A*	(246)	(7,869)
Wayfair, Inc., Class A*	(23)	(3,358)
Williams-Sonoma, Inc.	(60)	(3,900)

		(101,689)

Semiconductors & Semiconductor Equipment — (2.4)%
Advanced Energy Industries, Inc.*	(13)	(732)
Ambarella, Inc. (Cayman Islands)*	(159)	(7,017)
Amkor Technology, Inc.*	(81)	(604)
Cohu, Inc.	(132)	(2,037)
Entegris, Inc.	(41)	(1,530)
First Solar, Inc.*	(51)	(3,350)
Ichor Holdings Ltd. (Cayman Islands)*	(6)	(142)
Impinj, Inc.*	(101)	(2,891)

See accompanying Notes to the Quarterly Portfolio of Investments.

26

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
MACOM Technology Solutions Holdings, Inc.*	(502)	$(7,595)
Marvell Technology Group Ltd. (Bermuda)	(128)	(3,055)
MKS Instruments, Inc.	(63)	(4,907)
Monolithic Power Systems, Inc.	(18)	(2,444)
Nanometrics, Inc.*	(120)	(4,165)
ON Semiconductor Corp.*	(14)	(283)
Photronics, Inc.*	(308)	(2,526)
Power Integrations, Inc.	(66)	(5,292)
Rambus, Inc.*	(8)	(96)
Rudolph Technologies, Inc.*	(5)	(138)
Semtech Corp.*	(161)	(7,736)
Silicon Laboratories, Inc.*	(5)	(517)
Ultra Clean Holdings, Inc.*	(54)	(752)
Veeco Instruments, Inc.*	(177)	(2,163)

		(59,972)

Software & Services — (7.3)%
2U, Inc.*	(20)	(753)
8x8, Inc.*	(216)	(5,206)
A10 Networks, Inc.*	(9)	(61)
Agilysys, Inc.*	(14)	(301)
Appian Corp.*	(278)	(10,027)
Atlassian Corp. PLC, Class A (United Kingdom)*	(1)	(131)
Benefitfocus, Inc.*	(208)	(5,647)
Black Knight, Inc.*	(78)	(4,692)
BlackBerry Ltd. (Canada)*	(51)	(380)
Bottomline Technologies DE, Inc.*	(86)	(3,805)
Box, Inc., Class A*	(271)	(4,772)
Carbon Black, Inc.*	(226)	(3,779)
Cardtronics PLC, Class A (United Kingdom)*	(112)	(3,060)
Cass Information Systems, Inc.	(2)	(97)
Cloudera, Inc.*	(178)	(936)
Conduent, Inc.*	(883)	(8,468)
CoreLogic, Inc.*	(108)	(4,518)
DocuSign, Inc.*	(117)	(5,816)
Domo, Inc., Class B*	(7)	(191)
Exela Technologies, Inc.*	(56)	(123)
FireEye, Inc.*	(683)	(10,115)
ForeScout Technologies, Inc.*	(250)	(8,465)
Hackett Group, Inc. (The)	(89)	(1,494)
I3 Verticals, Inc., Class A*	(45)	(1,325)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Instructure, Inc.*	(137)	$(5,822)
International Money Express, Inc.*	(58)	(818)
LivePerson, Inc.*	(104)	(2,916)
LiveRamp Holdings, Inc.*	(2)	(97)
ManTech International Corp., Class A	(53)	(3,490)
MicroStrategy, Inc., Class A*	(61)	(8,742)
MobileIron, Inc.*	(433)	(2,685)
Model N, Inc.*	(86)	(1,677)
New Relic, Inc.*	(7)	(606)
NIC, Inc.	(203)	(3,256)
Nutanix, Inc., Class A*	(315)	(8,171)
OneSpan, Inc.*	(8)	(113)
Paysign, Inc.*	(69)	(923)
Perficient, Inc.*	(195)	(6,692)
Perspecta, Inc.	(26)	(609)
Pivotal Software, Inc., Class A*	(201)	(2,123)
Pluralsight, Inc., Class A*	(9)	(273)
Presidio, Inc.	(82)	(1,121)
PTC, Inc.*	(8)	(718)
QAD, Inc., Class A	(3)	(121)
Sabre Corp.	(24)	(533)
SailPoint Technologies Holding, Inc.*	(38)	(762)
SecureWorks Corp., Class A*	(142)	(1,887)
Splunk, Inc.*	(40)	(5,030)
SVMK, Inc.*	(287)	(4,738)
Switch, Inc., Class A	(433)	(5,668)
Tenable Holdings, Inc.*	(202)	(5,765)
Varonis Systems, Inc.*	(142)	(8,795)
Virtusa Corp.*	(81)	(3,599)
Yext, Inc.*	(83)	(1,667)
Zix Corp.*	(4)	(36)
Zuora, Inc., Class A*	(396)	(6,067)

		(179,682)

Technology Hardware & Equipment — (4.8)%
3D Systems Corp.*	(978)	(8,900)
ADTRAN, Inc.	(5)	(76)
Anixter International, Inc.*	(111)	(6,628)
Applied Optoelectronics, Inc.*	(1)	(10)
Arlo Technologies, Inc.*	(56)	(225)
Arrow Electronics, Inc.*	(52)	(3,706)
Casa Systems, Inc.*	(102)	(656)
Celestica, Inc. (Canada)*	(12)	(82)
Control4 Corp.*	(205)	(4,869)
Dolby Laboratories, Inc., Class A	(40)	(2,584)

See accompanying Notes to the Quarterly Portfolio of Investments.

27

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Concluded)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Electronics For Imaging, Inc.*	(229)	$(8,452)
FARO Technologies, Inc.*	(21)	(1,104)
Fitbit, Inc., Class A*	(1,160)	(5,104)
Harmonic, Inc.*	(217)	(1,204)
II-VI, Inc.*	(180)	(6,581)
Infinera Corp.*	(1,562)	(4,545)
Itron, Inc.*	(97)	(6,069)
Jabil, Inc.	(38)	(1,201)
KEMET Corp.	(239)	(4,496)
Knowles Corp.*	(497)	(9,100)
Lumentum Holdings, Inc.*	(87)	(4,647)
NETGEAR, Inc.*	(75)	(1,897)
nLight, Inc.*	(259)	(4,973)
Novanta, Inc. (Canada)*	(53)	(4,998)
PC Connection, Inc.	(43)	(1,504)
Plantronics, Inc.	(18)	(667)
Plexus Corp.*	(115)	(6,712)
Pure Storage, Inc., Class A*	(364)	(5,558)
Ribbon Communications, Inc.*	(225)	(1,100)
ScanSource, Inc.*	(73)	(2,377)
Stratasys Ltd. (Israel)*	(42)	(1,234)
SYNNEX Corp.	(73)	(7,183)

		(118,442)

Telecommunication Services — (1.0)%
ATN International, Inc.	(21)	(1,212)
Bandwidth, Inc., Class A*	(94)	(7,052)
BCE, Inc. (Canada)	(25)	(1,137)
Boingo Wireless, Inc.*	(393)	(7,062)
Globalstar, Inc.*	(943)	(453)
Iridium Communications, Inc.*	(85)	(1,977)
pdvWireless, Inc.*	(33)	(1,551)
Shenandoah Telecommunications Co.	(52)	(2,003)
TELUS Corp. (Canada)	(35)	(1,292)

		(23,739)

Transportation — (1.6)%
Air Transport Services Group, Inc.*	(251)	(6,124)
AMERCO.	(2)	(757)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Hawaiian Holdings, Inc.	(9)	$(247)
Heartland Express, Inc.	(196)	(3,542)
Matson, Inc.	(114)	(4,429)
Ryder System, Inc.	(105)	(6,122)
Saia, Inc.*	(125)	(8,084)
SkyWest, Inc.	(162)	(9,828)
US Xpress Enterprises, Inc., Class A*	(147)	(756)

		(39,889)

Utilities — (0.4)%
Aqua America, Inc.	(4)	(165)
Black Hills Corp.	(1)	(78)
Clearway Energy, Inc., Class A	(4)	(65)
MDU Resources Group, Inc.	(19)	(490)
National Fuel Gas Co.	(3)	(158)
ONE Gas, Inc.	(1)	(90)
PG&E Corp.*	(380)	(8,710)
Southwest Gas Holdings, Inc.	(2)	(179)

		(9,935)

TOTAL COMMON STOCK (Proceeds $1,807,290)		(1,707,408)

TOTAL SECURITIES SOLD SHORT - (69.8)%		(1,707,408)

(Proceeds $1,807,290)

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%		50,649

NET ASSETS - 100.0%		$2,445,396

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	Security is fair valued by the Advisor under direction of the Board of Trustees.
*	Non-income producing.

CVR   Contingent Value Rights

PLC    Public Limited Company

REIT   Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

28

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments

June 30, 2019

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 138.9%
COMMON STOCKS — 138.9%
Automobiles & Components — 0.5%
Aptiv PLC (Jersey)†	4	$323
BorgWarner, Inc.	4	168
Ford Motor Co.	75	767
Garrett Motion, Inc.*	398	6,109
General Motors Co.†	26	1,002
Gentherm, Inc.*	80	3,346
Goodyear Tire & Rubber Co. (The)	119	1,821
Harley-Davidson, Inc.(a)	3	107
LCI Industries(a)	19	1,710
Modine Manufacturing Co.*	168	2,404

		17,757

Banks — 0.8%
Bank of America Corp.†	176	5,104
BB&T Corp.(a)	14	688
Citigroup, Inc.†	43	3,011
Citizens Financial Group, Inc.	8	283
Comerica, Inc.	2	145
Fifth Third Bancorp	10	279
First Republic Bank	3	293
Huntington Bancshares, Inc.†	18	249
JPMorgan Chase & Co.†	61	6,820
KeyCorp.	14	248
M&T Bank Corp.	2	340
People’s United Financial, Inc.	7	117
PNC Financial Services Group, Inc. (The)	8	1,098
Regions Financial Corp.	14	209
SunTrust Banks, Inc.†	9	566
SVB Financial Group*	1	225
US Bancorp†	28	1,467
Wells Fargo & Co.†	84	3,975
Zions Bancorp NA(a)	3	138

		25,255

Capital Goods — 15.0%
3M Co.†	43	7,454
A.O. Smith Corp.	3	141
AAON, Inc.(a)	3	151
Acuity Brands, Inc.	25	3,448
AerCap Holdings NV (Netherlands)*	1	52
Albany International Corp., Class A	23	1,907
Allegion PLC (Ireland)	1	111
Allison Transmission Holdings, Inc.†	5	232
American Woodmark Corp.*	68	5,754

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
AMETEK, Inc.†	4	$363
Apogee Enterprises, Inc.(a)	92	3,996
Arconic, Inc.	211	5,448
Astronics Corp.*	158	6,355
AZZ, Inc.	115	5,292
Barnes Group, Inc.	99	5,578
BMC Stock Holdings, Inc.*	278	5,894
Boeing Co. (The)	11	4,004
Builders FirstSource, Inc.*	209	3,524
Carlisle Cos., Inc.	2	281
Caterpillar, Inc.†	10	1,363
Columbus McKinnon Corp.	80	3,358
Comfort Systems USA, Inc.	86	4,385
Continental Building Products, Inc.*	206	5,473
Cummins, Inc.†	85	14,564
Deere & Co.	6	994
Douglas Dynamics, Inc.	7	279
Dover Corp.†	68	6,814
Ducommun, Inc.*	3	135
Eaton Corp. PLC (Ireland)†	228	18,988
Emerson Electric Co.†	12	801
Encore Wire Corp.	78	4,569
Fastenal Co.(a)	11	358
Flowserve Corp.	2	105
Fortive Corp.†	181	14,755
Fortune Brands Home & Security, Inc.	3	171
Foundation Building Materials, Inc.*	188	3,343
Gardner Denver Holdings, Inc.†(a)*	58	2,007
General Dynamics Corp.†	6	1,091
General Electric Co.	115	1,208
Global Brass & Copper Holdings, Inc.	31	1,356
GMS, Inc.*	332	7,304
GrafTech International Ltd.†(a)	560	6,440
Great Lakes Dredge & Dock Corp.*	494	5,454
HD Supply Holdings, Inc.*	174	7,009
HEICO Corp.(a)	32	4,282
Helios Technologies, Inc.	47	2,181
Herc Holdings, Inc.*	167	7,654
Honeywell International, Inc.†	390	68,090
Hubbell, Inc.†	50	6,520
Huntington Ingalls Industries, Inc.	1	225
Illinois Tool Works, Inc.†	7	1,056
Ingersoll-Rand PLC (Ireland)†	125	15,834
Jacobs Engineering Group, Inc.	3	253

See accompanying Notes to the Quarterly Portfolio of Investments.

29

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
JELD-WEN Holding, Inc.*	1	$21
Johnson Controls International PLC (Ireland)†	461	19,044
Kaman Corp.	35	2,229
L3 Technologies, Inc.†	41	10,052
L3Harris Technologies, Inc.†(a)	61	11,537
Lincoln Electric Holdings, Inc.(a)	27	2,223
Lockheed Martin Corp.†	145	52,713
Masco Corp.	36	1,413
Masonite International Corp. (Canada)*	109	5,742
Mercury Systems, Inc.*	30	2,110
Middleby Corp. (The)*	5	678
Milacron Holdings Corp.*	167	2,305
MRC Global, Inc.*	11	188
Navistar International Corp.*	119	4,100
Northrop Grumman Corp.†	4	1,292
NV5 Global, Inc.*	1	81
Oshkosh Corp.	4	334
PACCAR, Inc.	6	430
Parker-Hannifin Corp.†	3	510
Patrick Industries, Inc.(a)*	61	3,001
Pentair PLC (Ireland)†	3	112
Quanta Services, Inc.	2	76
Raytheon Co.†	140	24,343
Regal Beloit Corp.	69	5,638
Rexnord Corp.*	215	6,497
Rockwell Automation, Inc.	2	328
Roper Technologies, Inc.	1	366
Snap-on, Inc.(a)	29	4,804
Spirit AeroSystems Holdings, Inc., Class A†	136	11,066
SPX Corp.*	188	6,208
SPX FLOW, Inc.*	169	7,074
Standex International Corp.	60	4,388
Stanley Black & Decker, Inc.†	3	434
Textron, Inc.	4	212
Thermon Group Holdings, Inc.*	79	2,026
Timken Co. (The)	132	6,777
TransDigm Group, Inc.†*	2	968
Triumph Group, Inc.	290	6,641
United Rentals, Inc.*	2	265
United Technologies Corp.	17	2,213
Vicor Corp.*	4	124

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Wabash National Corp.	346	$5,629
Wabtec Corp.(a)	4	287
Watsco, Inc.	3	491
Wesco Aircraft Holdings, Inc.*	19	211
WillScot Corp.*	382	5,745
WW Grainger, Inc.	1	268
Xylem, Inc.	4	335

		501,933

Commercial & Professional Services — 2.2%
ABM Industries, Inc.	24	960
BrightView Holdings, Inc.(a)*	164	3,068
Cintas Corp.	1	237
Copart, Inc.*	4	299
CoStar Group, Inc.*	6	3,324
Ennis, Inc.	36	739
Equifax, Inc.	1	135
Healthcare Services Group, Inc.(a)	39	1,182
Heidrick & Struggles International, Inc.	23	689
Herman Miller, Inc.	17	760
IHS Markit Ltd. (Bermuda)*	5	319
Kforce, Inc.	4	140
Kimball International, Inc., Class B	57	994
Knoll, Inc.	65	1,494
Korn Ferry†	202	8,094
Multi-Color Corp.	1	50
Nielsen Holdings PLC (United Kingdom)	6	136
Pitney Bowes, Inc.(a)	1,490	6,377
Republic Services, Inc.	5	433
Resources Connection, Inc.	86	1,377
Ritchie Bros Auctioneers, Inc. (Canada)	201	6,677
Robert Half International, Inc.	64	3,649
Rollins, Inc.(a)	5	179
SP Plus Corp.*	91	2,906
Team, Inc.*	224	3,432
Tetra Tech, Inc.	23	1,807
Thomson Reuters Corp. (Canada)†	153	9,862
TrueBlue, Inc.*	88	1,941
UniFirst Corp.	23	4,337
Verisk Analytics, Inc.	2	293
Waste Connections, Inc. (Canada)	56	5,352

See accompanying Notes to the Quarterly Portfolio of Investments.

30

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Waste Management, Inc.†	8	$923

		72,165

Consumer Durables & Apparel — 3.5%
BRP, Inc., sub-voting shares (Canada)	19	681
Capri Holdings Ltd. (British Virgin Islands)†*	80	2,774
DR Horton, Inc.	6	259
Ethan Allen Interiors, Inc.	8	168
Fossil Group, Inc.†*	762	8,763
Garmin Ltd. (Switzerland)†	100	7,980
Hanesbrands, Inc.(a)	190	3,272
Hasbro, Inc.(a)	65	6,869
Helen of Troy Ltd. (Bermuda)*	12	1,567
Installed Building Products, Inc.(a)*	52	3,079
La-Z-Boy, Inc.	247	7,573
Leggett & Platt, Inc.(a)	3	115
Lennar Corp., Class A†	41	1,987
Levi Strauss & Co., Class A*	10	209
Mattel, Inc.(a)*	609	6,827
Mohawk Industries, Inc.*	2	295
Newell Brands, Inc.(a)	8	123
NIKE, Inc., Class B	30	2,518
Oxford Industries, Inc.	3	227
PulteGroup, Inc.	5	158
PVH Corp.	40	3,786
Ralph Lauren Corp.	40	4,544
Roku, Inc.(a)*	55	4,982
Skyline Champion Corp.(a)*	64	1,752
Steven Madden Ltd.	129	4,380
Tapestry, Inc.	153	4,855
TopBuild Corp.†*	115	9,518
Under Armour, Inc., Class C(a)*	7	155
Universal Electronics, Inc.*	107	4,389
VF Corp.†	208	18,169
Vista Outdoor, Inc.*	499	4,431
Whirlpool Corp.	2	285
William Lyon Homes, Class A*	2	36

		116,726

Consumer Services — 3.6%
American Public Education, Inc.*	6	177
Aramark	55	1,983
BJ’s Restaurants, Inc.(a)	61	2,680
Bloomin’ Brands, Inc.(a)	387	7,318

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Brinker International, Inc.	146	$5,745
Career Education Corp.*	265	5,054
Carnival Corp. (Panama)†	14	652
Cheesecake Factory, Inc. (The)(a)	132	5,771
Chipotle Mexican Grill, Inc.*	1	733
Choice Hotels International, Inc.(a)	31	2,697
Darden Restaurants, Inc.	3	365
Dave & Buster’s Entertainment, Inc.(a)	90	3,642
Domino’s Pizza, Inc.	3	835
Everi Holdings, Inc.†*	803	9,580
Graham Holdings Co., Class B†	6	4,140
H&R Block, Inc.†(a)	25	732
Hilton Worldwide Holdings, Inc.†	5	489
International Game Technology PLC (United Kingdom)(a)	265	3,437
International Speedway Corp., Class A	65	2,918
K12, Inc.*	208	6,325
Las Vegas Sands Corp.	57	3,368
Laureate Education, Inc., Class A*	76	1,194
Marriott International, Inc., Class A	6	842
McDonald’s Corp.†	14	2,907
MGM Resorts International	7	200
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	5	268
Papa John’s International, Inc.	2	89
Planet Fitness, Inc., Class A*	81	5,868
Royal Caribbean Cruises Ltd. (Liberia)	4	485
Ruth’s Hospitality Group, Inc.	168	3,815
Scientific Games Corp.(a)*	179	3,548
ServiceMaster Global Holdings, Inc.*	6	313
Starbucks Corp.	17	1,425
Strategic Education, Inc.	8	1,424
Vail Resorts, Inc.	35	7,811
Weight Watchers International, Inc.†*	199	3,801
Wendy’s Co. (The)(a)	158	3,094
Wynn Resorts Ltd.(a)	1	124
Yum! Brands, Inc.†	137	15,162

		121,011

Diversified Financials — 3.0%
Affiliated Managers Group, Inc.	30	2,764
American Express Co.	258	31,848
Ameriprise Financial, Inc.	1	145

See accompanying Notes to the Quarterly Portfolio of Investments.

31

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Bank of New York Mellon Corp. (The)†	17	$751
Berkshire Hathaway, Inc., Class B†*	47	10,019
BlackRock, Inc.†	40	18,772
Capital One Financial Corp.	8	726
Cboe Global Markets, Inc.	3	311
Charles Schwab Corp. (The)†	23	924
CME Group, Inc.†	7	1,359
Discover Financial Services†	7	543
E*TRADE Financial Corp.	4	178
Franklin Resources, Inc.†(a)	130	4,524
Goldman Sachs Group, Inc. (The)†	8	1,637
Intercontinental Exchange, Inc.†	10	859
Invesco Ltd. (Bermuda)†	217	4,440
Jefferies Financial Group, Inc.	38	731
Moody’s Corp.†	4	781
Morgan Stanley†	31	1,358
MSCI, Inc.	1	239
Nasdaq, Inc.†	3	289
Northern Trust Corp.	3	270
Raymond James Financial, Inc.	2	169
S&P Global, Inc.†	4	911
State Street Corp.†	7	392
Synchrony Financial†	13	451
T Rowe Price Group, Inc.†	128	14,043

		99,434

Energy — 7.0%
Anadarko Petroleum Corp.	6	423
Antero Resources Corp.(a)*	457	2,527
Apache Corp.(a)	6	174
Apergy Corp.*	206	6,909
Berry Petroleum Corp.	43	456
Cabot Oil & Gas Corp.	8	184
Canadian Natural Resources, Ltd. (Canada)	40	1,079
Chevron Corp.†	299	37,208
Cimarex Energy Co.	1	59
Concho Resources, Inc.	2	206
ConocoPhillips†	573	34,953
CONSOL Energy, Inc.*	165	4,391
Core Laboratories NV (Netherlands)†	90	4,705
Crescent Point Energy Corp. (Canada)(a)	232	766
CVR Energy, Inc.	13	650

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Delek US Holdings, Inc.†	109	$4,417
Devon Energy Corp.†	263	7,501
DHT Holdings, Inc. (Marshall Islands)	996	5,886
Diamondback Energy, Inc.	2	218
DMC Global, Inc.(a)	21	1,330
Dril-Quip, Inc.(a)*	43	2,064
EOG Resources, Inc.	7	652
EQT Corp.	290	4,585
Exxon Mobil Corp.†	450	34,484
FTS International, Inc.*	507	2,829
Green Plains, Inc.(a)	202	2,178
Gulfport Energy Corp.*	401	1,969
Halliburton Co.†	16	364
Helmerich & Payne, Inc.	1	51
Hess Corp.†	6	381
HollyFrontier Corp.	88	4,073
Imperial Oil Ltd. (Canada)	180	4,981
Kinder Morgan, Inc.	42	877
Marathon Oil Corp.†	15	213
Marathon Petroleum Corp.	13	726
Nabors Industries Ltd. (Bermuda)	316	916
National Energy Services Reunited Corp. (British Virgin Islands)*	87	757
National Oilwell Varco, Inc.	7	156
Noble Energy, Inc.†	9	202
Occidental Petroleum Corp.	14	704
Oil States International, Inc.*	290	5,307
ONEOK, Inc.	7	482
Patterson-UTI Energy, Inc.†	45	518
Phillips 66†	249	23,292
Pioneer Natural Resources Co.	2	308
Precision Drilling Corp. (Canada)*	452	854
Range Resources Corp.	311	2,171
RPC, Inc.(a)	540	3,893
Schlumberger Ltd. (Curacao)	26	1,033
SEACOR Holdings, Inc.*	62	2,946
Select Energy Services, Inc., Class A*	443	5,143
Southwestern Energy Co.*	1,429	4,516
Suncor Energy, Inc. (Canada)	53	1,651
TechnipFMC PLC (United Kingdom)(a)	8	208
Valero Energy Corp.†	25	2,140
Williams Cos., Inc. (The)	16	449

		232,115

See accompanying Notes to the Quarterly Portfolio of Investments.

32

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — 4.2%
BJ’s Wholesale Club Holdings, Inc.(a)*	84	$2,218
Casey’s General Stores, Inc.	12	1,872
Costco Wholesale Corp.	5	1,321
Ingles Markets, Inc., Class A	1	31
Kroger Co. (The)†	15	326
Sprouts Farmers Market, Inc.(a)*	341	6,442
Sysco Corp.†	264	18,670
United Natural Foods, Inc.(a)*	511	4,584
US Foods Holding Corp.*	58	2,074
Walgreens Boots Alliance, Inc.†	497	27,171
Walmart, Inc.†	689	76,128

		140,837

Food, Beverage & Tobacco — 6.3%
Altria Group, Inc.†	856	40,532
Archer-Daniels-Midland Co.†	10	408
Beyond Meat, Inc.*	27	4,338
Brown-Forman Corp., Class B(a)	6	333
Bunge Ltd. (Bermuda)	103	5,738
Campbell Soup Co.	153	6,131
Coca-Cola Co. (The)†	74	3,768
Coca-Cola Consolidated, Inc.	9	2,693
Conagra Brands, Inc.	247	6,551
Constellation Brands, Inc., Class A†	4	788
Flowers Foods, Inc.	287	6,679
General Mills, Inc.†	314	16,491
Hershey Co. (The)†	111	14,877
Hormel Foods Corp.(a)	9	365
Ingredion, Inc.	42	3,465
J&J Snack Foods Corp.	1	161
JM Smucker Co. (The)	57	6,566
John B. Sanfilippo & Son, Inc.	3	239
Kellogg Co.	6	321
Kraft Heinz Co. (The)†	626	19,431
Lamb Weston Holdings, Inc.	1	63
Lancaster Colony Corp.	9	1,337
McCormick & Co., Inc., non-voting shares†	14	2,170
Molson Coors Brewing Co., Class B†	5	280
Mondelez International, Inc., Class A	181	9,756
Monster Beverage Corp.*	10	638
National Beverage Corp.(a)	162	7,230
PepsiCo, Inc.†	26	3,409
Philip Morris International, Inc.†	416	32,669

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Pilgrim’s Pride Corp.*	161	$4,088
Tootsie Roll Industries, Inc.(a)	56	2,068
Tyson Foods, Inc., Class A†	7	565
Universal Corp.	94	5,712

		209,860

Health Care Equipment & Services — 6.6%
Abbott Laboratories†	31	2,607
ABIOMED, Inc.*	2	521
Align Technology, Inc.*	1	274
Allscripts Healthcare Solutions, Inc.(a)*	188	2,186
Amedisys, Inc.†*	14	1,700
AmerisourceBergen Corp.	3	256
AngioDynamics, Inc.*	87	1,713
Anthem, Inc.†	4	1,129
Baxter International, Inc.	7	573
Becton Dickinson and Co.	3	756
BioTelemetry, Inc.*	7	337
Boston Scientific Corp.*	18	774
Cardinal Health, Inc.†	158	7,442
Centene Corp.†*	212	11,117
Cerner Corp.	5	366
Cigna Corp.	8	1,260
Cooper Cos., Inc. (The)	2	674
CorVel Corp.*	28	2,436
Covetrus, Inc.(a)*	1	24
CryoLife, Inc.*	5	150
CVS Health Corp.†	678	36,944
Danaher Corp.†	91	13,006
DaVita, Inc.*	3	169
DENTSPLY SIRONA, Inc.	3	175
Edwards Lifesciences Corp.*	2	369
HCA Healthcare, Inc.†	7	946
HealthEquity, Inc.*	67	4,382
Henry Schein, Inc.(a)*	77	5,382
Hill-Rom Holdings, Inc.†	48	5,022
HMS Holdings Corp.†*	243	7,871
Hologic, Inc.*	4	192
Humana, Inc.†	3	796
IDEXX Laboratories, Inc.*	1	275
Inovalon Holdings, Inc., Class A(a)*	110	1,596
Intuitive Surgical, Inc.*	1	525
Laboratory Corp. of America Holdings†*	27	4,668

See accompanying Notes to the Quarterly Portfolio of Investments.

33

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Lantheus Holdings, Inc.*	104	$2,943
LivaNova PLC (United Kingdom)†*	102	7,340
McKesson Corp.	3	403
MEDNAX, Inc.*	213	5,374
Medtronic PLC (Ireland)	25	2,435
Meridian Bioscience, Inc.	240	2,851
Mesa Laboratories, Inc.	7	1,710
National HealthCare Corp.	34	2,759
Natus Medical, Inc.*	219	5,626
Neogen Corp.*	18	1,118
NextGen Healthcare, Inc.(a)*	207	4,119
Novocure Ltd. (Jersey)*	48	3,035
Omnicell, Inc.†*	37	3,183
OraSure Technologies, Inc.*	254	2,357
Providence Service Corp. (The)*	57	3,268
Quest Diagnostics, Inc.†	70	7,127
ResMed, Inc.	2	244
Select Medical Holdings Corp.*	48	762
STERIS PLC (Ireland)†	19	2,829
Stryker Corp.	4	822
Surgery Partners, Inc.*	4	33
Surmodics, Inc.*	2	86
Teleflex, Inc.	1	331
Tivity Health, Inc.(a)*	2	33
UnitedHealth Group, Inc.	56	13,665
Universal Health Services, Inc., Class B	2	261
Varex Imaging Corp.*	209	6,406
Varian Medical Systems, Inc.*	2	272
Veeva Systems, Inc., Class A†*	81	13,131
WellCare Health Plans, Inc.†*	2	570
West Pharmaceutical Services, Inc.	42	5,256
Zimmer Biomet Holdings, Inc.	4	471

		219,433

Household & Personal Products — 1.1%
Church & Dwight Co., Inc.	5	365
Clorox Co. (The)	2	306
Colgate-Palmolive Co.†	17	1,218
Coty, Inc., Class A(a)	10	134
Estee Lauder Cos., Inc. (The), Class A†	8	1,465
Inter Parfums, Inc.	10	665
Kimberly-Clark Corp.†	6	800
Procter & Gamble Co. (The)†	211	23,136

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Spectrum Brands Holdings, Inc.†(a)	161	$8,657

		36,746

Insurance — 3.4%
Aflac, Inc.	11	603
Allstate Corp. (The)	6	610
American International Group, Inc.	12	639
Aon PLC (United Kingdom)†	122	23,544
Arthur J Gallagher & Co.†	95	8,321
Assurant, Inc.	1	106
Chubb Ltd. (Switzerland)	7	1,031
Cincinnati Financial Corp.†	84	8,708
Everest Re Group Ltd. (Bermuda)	1	247
Hartford Financial Services Group, Inc. (The)†	57	3,176
Lincoln National Corp.	3	193
Loews Corp.	5	273
Marsh & McLennan Cos., Inc.†	265	26,434
MetLife, Inc.	13	646
Principal Financial Group, Inc.	5	290
Progressive Corp. (The)†	299	23,899
Prudential Financial, Inc.	6	606
Torchmark Corp.	2	179
Travelers Cos., Inc. (The)	4	598
Unum Group	3	101
Willis Towers Watson PLC (Ireland)†	67	12,833

		113,037

Materials — 5.2%
A. Schulman, Inc. CVR(b) *	141	74
Air Products & Chemicals, Inc.	4	905
Albemarle Corp.(a)	1	70
Amcor PLC (Jersey)(a)*	206	2,367
AptarGroup, Inc.	4	497
Avery Dennison Corp.	44	5,090
Ball Corp.	6	420
Berry Global Group, Inc.*	16	841
Celanese Corp.	3	323
CF Industries Holdings, Inc.	4	187
Commercial Metals Co.	7	125
Corteva, Inc.*	19	562
Domtar Corp.(a)	101	4,498
Dow, Inc.	384	18,935
DuPont de Nemours, Inc.†	384	28,827

See accompanying Notes to the Quarterly Portfolio of Investments.

34

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Eagle Materials, Inc.†(a)	117	$10,846
Eastman Chemical Co.	74	5,759
Ecolab, Inc.	5	987
Element Solutions, Inc.(a)*	750	7,755
FMC Corp.	3	249
Freeport-McMoRan, Inc.†	27	313
Graphic Packaging Holding Co.	36	503
H.B. Fuller Co.(a)	17	789
Innospec, Inc.	85	7,755
International Flavors & Fragrances, Inc.(a)	2	290
International Paper Co.†	205	8,881
Koppers Holdings, Inc.*	66	1,938
Linde PLC (Ireland)†	7	1,406
LyondellBasell Industries NV, Class A (Netherlands)†	8	689
Martin Marietta Materials, Inc.	2	460
Methanex Corp. (Canada)	175	7,956
Minerals Technologies, Inc.	108	5,779
Mosaic Co. (The)†	7	175
Myers Industries, Inc.	74	1,426
NewMarket Corp.(a)	9	3,608
Newmont Goldcorp Corp.†	9	346
Nucor Corp.†	127	6,998
Olin Corp.(a)	140	3,067
Packaging Corp. of America	43	4,099
PPG Industries, Inc.	4	467
PQ Group Holdings, Inc.*	3	48
Reliance Steel & Aluminum Co.	3	284
Schweitzer-Mauduit International, Inc.	62	2,057
Sealed Air Corp.	82	3,508
Sensient Technologies Corp.(a)	63	4,629
Sherwin-Williams Co. (The)†	1	458
Trinseo SA (Luxembourg)	217	9,188
US Concrete, Inc.*	11	547
Vulcan Materials Co.	1	137
Warrior Met Coal, Inc.	34	888
Westrock Co.	4	146
WR Grace & Co.	65	4,947

		173,099

Media & Entertainment — 7.7%
Activision Blizzard, Inc.†	14	661
Alphabet, Inc., Class A†*	83	89,872
AMC Networks, Inc., Class A(a)*	122	6,648

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Care.com, Inc.*	186	$2,042
Cargurus, Inc.*	49	1,769
Cars.com, Inc.†(a)*	393	7,750
CBS Corp., Class B, non-voting shares†	192	9,581
Charter Communications, Inc., Class A*	3	1,186
Cinemark Holdings, Inc.	96	3,466
Clear Channel Outdoor Holdings, Inc.*	11	52
Comcast Corp., Class A†	84	3,552
Discovery, Inc., Class A(a)*	13	399
DISH Network Corp., Class A*	51	1,959
Electronic Arts, Inc.*	6	608
Emerald Expositions Events, Inc.	15	167
Facebook, Inc., Class A†*	327	63,111
Fox Corp., Class A†	319	11,688
Gannett Co., Inc.	14	114
Glu Mobile, Inc.†*	957	6,871
IAC/InterActiveCorp.†*	26	5,656
Interpublic Group of Cos., Inc. (The)	7	158
John Wiley & Sons, Inc., Class A	46	2,110
Lions Gate Entertainment Corp., Class B (Canada)	528	6,130
Loral Space & Communications, Inc.*	37	1,277
Meredith Corp.	4	220
MSG Networks, Inc., Class A(a) *	125	2,592
National CineMedia, Inc.	265	1,738
Netflix, Inc.*	5	1,837
New York Times Co. (The), Class A	83	2,707
News Corp., Class A†	11	148
Nexstar Media Group, Inc., Class A(a)	71	7,171
Omnicom Group, Inc.	4	328
Scholastic Corp.	40	1,330
Shaw Communications, Inc., Class B (Canada)	43	876
Take-Two Interactive Software, Inc.*	1	114
Tribune Media Co., Class A	143	6,609
TripAdvisor, Inc.*	1	46
Twitter, Inc.*	11	384
Viacom, Inc., Class B	8	239
Walt Disney Co. (The)	33	4,608

		257,774

See accompanying Notes to the Quarterly Portfolio of Investments.

35

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — 13.0%
AbbVie, Inc.†	28	$2,036
Accelerate Diagnostics, Inc.*	1	23
Agilent Technologies, Inc.	4	299
Alexion Pharmaceuticals, Inc.*	2	262
Allergan PLC (Ireland)	4	670
Amgen, Inc.†	11	2,027
Amneal Pharmaceuticals, Inc.(a)*	316	2,266
Anika Therapeutics, Inc.*	8	325
Array BioPharma, Inc.*	35	1,622
Arrowhead Pharmaceuticals, Inc.*	81	2,146
Axsome Therapeutics, Inc.*	7	180
Bausch Health Cos, Inc. (Canada)*	126	3,178
Biogen, Inc.†*	104	24,323
Bio-Techne Corp.	20	4,170
Blueprint Medicines Corp.*	2	189
Bristol-Myers Squibb Co.†	859	38,956
Bruker Corp.†	95	4,745
CareDx, Inc.*	41	1,476
Celgene Corp.†*	368	34,018
Cytokinetics, Inc.*	13	146
Eagle Pharmaceuticals, Inc.*	12	668
Eli Lilly & Co.†	508	56,281
Enanta Pharmaceuticals, Inc.*	19	1,603
Esperion Therapeutics, Inc.*	1	47
Exelixis, Inc.*	115	2,458
G1 Therapeutics, Inc.*	2	61
Gilead Sciences, Inc.†	24	1,621
Horizon Therapeutics PLC (Ireland)*	67	1,612
Illumina, Inc.*	1	368
Incyte Corp.*	2	170
Innoviva, Inc.(a)*	174	2,533
Ionis Pharmaceuticals, Inc.(a)*	86	5,527
IQVIA Holdings, Inc.*	2	322
Johnson & Johnson†	774	107,803
Ligand Pharmaceuticals, Inc.*	13	1,484
Mallinckrodt PLC (Ireland)*	238	2,185
Medicines Co. (The)*	7	255
Medpace Holdings, Inc.†(a)*	15	981
Merck & Co., Inc.†	1,231	103,219
Mettler-Toledo International, Inc.*	1	840
Mylan NV (Netherlands)*	9	171
Natera, Inc.*	9	248
Nektar Therapeutics(a)*	4	142
Pacira BioSciences, Inc.*	24	1,044

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
PerkinElmer, Inc.	1	$96
Perrigo Co. PLC (Ireland)(a)	70	3,333
Pfizer, Inc.	105	4,549
PRA Health Sciences, Inc.†*	2	198
Ra Pharmaceuticals, Inc.*	5	150
Radius Health, Inc.*	4	97
Regeneron Pharmaceuticals, Inc.*	3	939
Supernus Pharmaceuticals, Inc.(a)*	32	1,059
Thermo Fisher Scientific, Inc.	6	1,762
United Therapeutics Corp.*	45	3,513
Vanda Pharmaceuticals, Inc.*	35	493
Veracyte, Inc.*	26	741
Vertex Pharmaceuticals, Inc.*	3	550
Voyager Therapeutics, Inc.*	11	299
Waters Corp.*	1	215
Zoetis, Inc.†	9	1,021

		433,715

Real Estate — 1.4%
Alexandria Real Estate Equities, Inc., REIT	3	423
American Tower Corp., REIT	5	1,022
Apartment Investment & Management Co., Class A, REIT	2	100
AvalonBay Communities, Inc., REIT	2	406
Boston Properties, Inc., REIT	2	258
CBRE Group, Inc., Class A†*	179	9,183
Crown Castle International Corp., REIT	5	652
Digital Realty Trust, Inc., REIT(a)	4	471
Duke Realty Corp., REIT	5	158
Equinix, Inc., REIT	1	504
Equity Residential, REIT	5	380
Essex Property Trust, Inc., REIT	1	292
Extra Space Storage, Inc., REIT	2	212
Federal Realty Investment Trust, REIT	1	129
HCP, Inc., REIT	7	224
Host Hotels & Resorts, Inc., REIT	13	237
Iron Mountain, Inc., REIT(a)	4	125
Kimco Realty Corp., REIT	7	129
Macerich Co. (The), REIT(a)	2	67
Mid-America Apartment Communities, Inc., REIT	2	236

See accompanying Notes to the Quarterly Portfolio of Investments.

36

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Prologis, Inc., REIT	221	$17,702
Public Storage, REIT	3	715
Realty Income Corp., REIT†	131	9,035
Regency Centers Corp., REIT	3	200
SBA Communications Corp., REIT*	1	225
Simon Property Group, Inc., REIT	5	799
SL Green Realty Corp., REIT	1	80
UDR, Inc., REIT	5	224
Ventas, Inc., REIT	5	342
Vornado Realty Trust, REIT	3	192
Welltower, Inc., REIT†	8	652
Weyerhaeuser Co., REIT†	14	369

		45,743

Retailing — 13.9%
1-800-Flowers.com, Inc., Class A*	60	1,133
Abercrombie & Fitch Co., Class A	131	2,101
Advance Auto Parts, Inc.	2	308
Amazon.com, Inc.†*	59	111,724
American Eagle Outfitters, Inc.(a)	334	5,645
AutoNation, Inc.(a)*	177	7,423
AutoZone, Inc.†*	13	14,293
Barnes & Noble, Inc.	164	1,097
Bed Bath & Beyond, Inc.(a)	579	6,728
Best Buy Co., Inc.†	137	9,553
Big Lots, Inc.(a)	188	5,379
Booking Holdings, Inc.†*	5	9,374
Buckle, Inc. (The)(a)	238	4,120
Caleres, Inc.	235	4,681
CarMax, Inc.(a)*	3	260
Children’s Place, Inc. (The)	12	1,145
Core-Mark Holding Co., Inc.†	163	6,474
Dollar General Corp.†	133	17,976
Dollar Tree, Inc.*	122	13,102
eBay, Inc.†	506	19,987
Etsy, Inc.†*	60	3,682
Expedia Group, Inc.	3	399
Foot Locker, Inc.(a)	58	2,431
Gap, Inc. (The)†	7	126
Genesco, Inc.(a)*	107	4,525
Genuine Parts Co.†	3	311
Group 1 Automotive, Inc.(a)	76	6,224
Groupon, Inc.*	272	974
Home Depot, Inc. (The)†	472	98,162
Kohl’s Corp.(a)	83	3,947

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
L Brands, Inc.	127	$3,315
Lithia Motors, Inc., Class A	3	356
LKQ Corp.*	124	3,300
Lowe’s Cos., Inc.†	16	1,615
Macy’s, Inc.(a)	159	3,412
Michaels Cos., Inc. (The)(a)*	602	5,237
Murphy USA, Inc.*	43	3,613
Nordstrom, Inc.(a)	81	2,581
O’Reilly Automotive, Inc.†*	1	369
Party City Holdco, Inc.*	11	81
Penske Automotive Group, Inc.(a)	27	1,277
Qurate Retail, Inc.†(a)*	319	3,952
RH*	69	7,977
Ross Stores, Inc.†	7	694
Sally Beauty Holdings, Inc.*	47	627
Shutterstock, Inc.	37	1,450
Signet Jewelers Ltd. (Bermuda)(a)	208	3,719
Stamps.com, Inc.(a)*	62	2,807
Target Corp.†	266	23,038
Tiffany & Co.(a)	63	5,899
TJX Cos., Inc. (The)†	273	14,436
Tractor Supply Co.	2	218
Ulta Beauty, Inc.*	2	694
Urban Outfitters, Inc.*	251	5,710
Zumiez, Inc.*	106	2,767

		462,428

Semiconductors & Semiconductor Equipment — 2.9%
Advanced Micro Devices, Inc.(a)*	18	547
Analog Devices, Inc.	7	790
Applied Materials, Inc.†	486	21,826
Broadcom, Inc.	7	2,015
Brooks Automation, Inc.	1	39
Cree, Inc.(a)*	123	6,910
Diodes, Inc.†*	243	8,838
FormFactor, Inc.*	16	251
Inphi Corp.*	42	2,104
Intel Corp.†	85	4,069
KLA-Tencor Corp.†	4	473
Lam Research Corp.†	80	15,027
Lattice Semiconductor Corp.*	367	5,355
Maxim Integrated Products, Inc.	4	239
Microchip Technology, Inc.(a)	5	434
Micron Technology, Inc.†*	22	849
NVIDIA Corp.	8	1,314

See accompanying Notes to the Quarterly Portfolio of Investments.

37

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Qorvo, Inc.*	63	$4,196
QUALCOMM, Inc.†	23	1,750
Skyworks Solutions, Inc.	3	232
SMART Global Holdings, Inc. (Cayman Islands)*	153	3,517
Synaptics, Inc.(a) *	74	2,156
Teradyne, Inc.	87	4,168
Texas Instruments, Inc.†	19	2,180
Versum Materials, Inc.†	121	6,241
Xilinx, Inc.	5	590
Xperi Corp.	27	556

		96,666

Software & Services — 15.8%
Accenture PLC, Class A (Ireland)†	328	60,605
ACI Worldwide, Inc.*	67	2,301
Adobe, Inc.*	6	1,768
Akamai Technologies, Inc.*	3	240
Alarm.com Holdings, Inc.(a)*	56	2,996
Alliance Data Systems Corp.	28	3,924
Amdocs, Ltd. (Guernsey)	50	3,104
ANSYS, Inc.*	1	205
Appfolio, Inc., Class A*	3	307
Aspen Technology, Inc.*	54	6,711
Autodesk, Inc.*	2	326
Automatic Data Processing, Inc.†	189	31,247
Avalara, Inc.*	23	1,661
Avaya Holdings Corp.*	169	2,013
Booz Allen Hamilton Holding Corp.	32	2,119
Broadridge Financial Solutions, Inc.	3	383
CACI International, Inc., Class A*	38	7,775
Cadence Design Systems, Inc.*	3	212
CDK Global, Inc.	77	3,807
Ceridian HCM Holding, Inc.(a)*	41	2,058
CGI, Inc. (Canada)*	3	230
Cision Ltd. (Cayman Islands)†*	377	4,422
Citrix Systems, Inc.	2	196
Cognizant Technology Solutions Corp., Class A†	72	4,564
CommVault Systems, Inc.*	102	5,061
CSG Systems International, Inc.	93	4,541
Descartes Systems Group, Inc. (The) (Canada)*	120	4,434
DXC Technology Co.†	149	8,217

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Endurance International Group Holdings, Inc.(a)*	375	$1,800
Everbridge, Inc.*	2	179
Fair Isaac Corp.*	9	2,826
Fidelity National Information Services, Inc.(a)	5	613
Fiserv, Inc.(a)*	6	547
FleetCor Technologies, Inc.*	2	562
Fortinet, Inc.†*	4	307
Gartner, Inc.*	1	161
Global Payments, Inc.	2	320
Globant SA (Luxembourg)*	77	7,781
GoDaddy, Inc., Class A*	47	3,297
International Business Machines Corp.†	478	65,916
Intuit, Inc.†	28	7,317
j2 Global, Inc.(a)	22	1,956
Jack Henry & Associates, Inc.	2	268
Leidos Holdings, Inc.	59	4,711
Manhattan Associates, Inc.(a)*	74	5,130
Mastercard, Inc., Class A†	19	5,026
MAXIMUS, Inc.	5	363
Microsoft Corp.†	371	49,699
MongoDB, Inc.*	29	4,411
Monotype Imaging Holdings, Inc.	30	505
Nuance Communications, Inc.*	284	4,535
Open Text Corp. (Canada)	134	5,521
Oracle Corp.†	1,578	89,899
Palo Alto Networks, Inc.†*	11	2,241
Paychex, Inc.†	187	15,388
Paycom Software, Inc.(a)*	16	3,628
Paylocity Holding Corp.*	75	7,036
PayPal Holdings, Inc.†*	21	2,404
Progress Software Corp.	57	2,486
PROS Holdings, Inc.*	11	696
Qualys, Inc.†(a) *	51	4,441
RealPage, Inc.*	43	2,531
Red Hat, Inc.*	2	376
salesforce.com, Inc.*	10	1,517
Science Applications International Corp.	29	2,510
ServiceNow, Inc.*	18	4,942
Shopify, Inc., Class A (Canada)*	8	2,401
SolarWinds Corp.*	43	789

See accompanying Notes to the Quarterly Portfolio of Investments.

38

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
SPS Commerce, Inc.*	39	$3,986
Sykes Enterprises, Inc.*	65	1,785
Symantec Corp.	11	239
Synopsys, Inc.*	2	257
Total System Services, Inc.	3	385
TTEC Holdings, Inc.	25	1,165
Tyler Technologies, Inc.*	6	1,296
Upland Software, Inc.(a)*	138	6,283
Verint Systems, Inc.*	132	7,099
VeriSign, Inc.*	1	209
Visa, Inc., Class A†	42	7,289
VMware, Inc., Class A(a)	38	6,354
Western Union Co. (The)(a)	232	4,614
Workiva, Inc.*	3	174
Worldpay, Inc., Class A*	8	980
Zoom Video Communications, Inc., Class A*	23	2,042

		526,620

Technology Hardware & Equipment — 13.3%
Acacia Communications, Inc.*	161	7,593
ADTRAN, Inc.	11	168
Amphenol Corp., Class A†	139	13,336
Apple, Inc.†	980	193,962
Arista Networks, Inc.*	1	260
Avnet, Inc.	168	7,605
AVX Corp.	83	1,378
Badger Meter, Inc.	63	3,760
Benchmark Electronics, Inc.	5	126
Ciena Corp.*	206	8,473
Cisco Systems, Inc.†	1,670	91,399
Comtech Telecommunications Corp.	135	3,795
Corning, Inc.†	15	498
Diebold Nixdorf, Inc.(a)*	349	3,197
EchoStar Corp., Class A†*	99	4,388
ePlus, Inc.*	33	2,275
F5 Networks, Inc.*	31	4,515
Fabrinet (Cayman Islands)*	58	2,881
Finisar Corp.*	35	800
FLIR Systems, Inc.	2	108
Hewlett Packard Enterprise Co.†	25	374
HP, Inc.†	804	16,715
Insight Enterprises, Inc.*	28	1,630
InterDigital, Inc.	4	258
IPG Photonics Corp.(a)*	1	154

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Juniper Networks, Inc.	6	$160
Keysight Technologies, Inc.*	3	269
Methode Electronics, Inc.	81	2,314
Motorola Solutions, Inc.†	87	14,506
MTS Systems Corp.	38	2,224
NCR Corp.(a)*	290	9,019
NetApp, Inc.	124	7,651
NetScout Systems, Inc.(a)*	91	2,310
OSI Systems, Inc.†(a)*	66	7,434
Rogers Corp.*	2	345
Seagate Technology PLC (Ireland)	5	236
TE Connectivity Ltd. (Switzerland)†	84	8,046
Tech Data Corp.*	12	1,255
TTM Technologies, Inc.(a)*	325	3,315
Vishay Intertechnology, Inc.†	544	8,987
Vishay Precision Group, Inc.*	13	528
Western Digital Corp.†	5	238
Xerox Corp.	129	4,568

		443,053

Telecommunication Services — 5.0%
AT&T, Inc.†	1,739	58,274
CenturyLink, Inc.†(a)	569	6,691
Cogent Communications Holdings, Inc.	155	9,201
Intelsat SA (Luxembourg)*	175	3,404
ORBCOMM, Inc.*	267	1,936
Rogers Communications, Inc., Class B (Canada)†	42	2,248
T-Mobile US, Inc.*	30	2,224
United States Cellular Corp.*	45	2,010
Verizon Communications, Inc.†	1,373	78,440
Zayo Group Holdings, Inc.*	118	3,883

		168,311

Transportation — 3.0%
Alaska Air Group, Inc.	2	128
American Airlines Group, Inc.†	8	261
ArcBest Corp.(a)	223	6,269
Atlas Air Worldwide Holdings, Inc.*	168	7,500
CH Robinson Worldwide, Inc.(a)	2	169
CSX Corp.†	435	33,656
Delta Air Lines, Inc.†	12	681
Echo Global Logistics, Inc.*	30	626
Expeditors International of Washington, Inc.†	3	228

See accompanying Notes to the Quarterly Portfolio of Investments.

39

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
FedEx Corp.†	124	$20,360
Forward Air Corp.	6	355
Golden Ocean Group Ltd. (Bermuda)(a)	207	1,203
Hub Group, Inc., Class A*	171	7,179
JB Hunt Transport Services, Inc.	3	274
Kansas City Southern	1	122
Knight-Swift Transportation Holdings, Inc.	60	1,970
Landstar System, Inc.†(a)	34	3,672
Marten Transport Ltd.	181	3,285
Norfolk Southern Corp.†	6	1,196
Schneider National, Inc., Class B	32	584
Southwest Airlines Co.	10	508
Union Pacific Corp.†	13	2,198
United Airlines Holdings, Inc.†*	6	525
United Parcel Service, Inc., Class B	16	1,652
Universal Logistics Holdings, Inc.	58	1,303
Werner Enterprises, Inc.	5	155
XPO Logistics, Inc.*	76	4,394

		100,453

Utilities — 0.5%
AES Corp.†	85	1,425
Alliant Energy Corp.	4	196
Ameren Corp.	5	376
American Electric Power Co., Inc.	6	528
American Water Works Co., Inc.	2	232
Atmos Energy Corp.	1	106
CenterPoint Energy, Inc.	7	200
CMS Energy Corp.	4	232
Consolidated Edison, Inc.	4	351
Dominion Energy, Inc.	10	773
DTE Energy Co.	3	384
Duke Energy Corp.†	12	1,059
Edison International	4	270
Entergy Corp.	2	206
Evergy, Inc.†	5	301
Eversource Energy	4	303
Exelon Corp.†	17	815
FirstEnergy Corp.†	10	428
New Jersey Resources Corp.	2	100
NextEra Energy, Inc.	9	1,844
NiSource, Inc.	5	144
NRG Energy, Inc.†	138	4,847

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Pinnacle West Capital Corp.	2	$188
PPL Corp.	10	310
Public Service Enterprise Group, Inc.	6	353
Sempra Energy	3	412
Southern Co. (The)†	20	1,106
WEC Energy Group, Inc.†	7	584
Xcel Energy, Inc.	7	416

		18,489

TOTAL COMMON STOCKS (Cost $4,274,632)		4,632,660

TOTAL LONG POSITIONS - 138.9%		4,632,660

(Cost $4,274,632)

SHORT POSITIONS — (40.2)%
COMMON STOCKS — (40.2)%
Automobiles & Components — (1.4)%
Adient PLC (Ireland)	(142)	(3,446)
American Axle & Manufacturing Holdings, Inc.*	(523)	(6,673)
Cooper Tire & Rubber Co.	(239)	(7,540)
Dana, Inc.	(528)	(10,528)
Delphi Technologies PLC (Jersey)	(3)	(60)
Fox Factory Holding Corp.*	(8)	(660)
Standard Motor Products, Inc.	(49)	(2,222)
Tenneco, Inc., Class A	(252)	(2,795)
Tesla, Inc.*	(12)	(2,682)
Thor Industries, Inc.	(143)	(8,358)
Visteon Corp.*	(45)	(2,636)
Winnebago Industries, Inc.	(26)	(1,005)

		(48,605)

Capital Goods — (6.3)%
Actuant Corp., Class A	(35)	(868)
Advanced Drainage Systems, Inc.	(134)	(4,394)
AECOM*	(56)	(2,120)
Aegion Corp.*	(39)	(718)
Aerovironment, Inc.*	(22)	(1,249)
Alamo Group, Inc.	(58)	(5,796)
Ameresco, Inc., Class A*	(119)	(1,753)
Argan, Inc.	(116)	(4,705)
Astec Industries, Inc.	(63)	(2,051)
Atkore International Group, Inc.*	(65)	(1,682)
Axon Enterprise, Inc.*	(20)	(1,284)

See accompanying Notes to the Quarterly Portfolio of Investments.

40

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Beacon Roofing Supply, Inc.*	(113)	$(4,149)
Bloom Energy Corp., Class A*	(482)	(5,914)
Blue Bird Corp.*	(75)	(1,477)
BWX Technologies, Inc.	(57)	(2,970)
CAE, Inc. (Canada)	(12)	(322)
Colfax Corp.*	(262)	(7,344)
Construction Partners, Inc., Class A*	(90)	(1,352)
Cubic Corp.	(129)	(8,318)
DXP Enterprises, Inc.*	(18)	(682)
Dycom Industries, Inc.*	(7)	(412)
Energy Recovery, Inc.*	(147)	(1,532)
EnerSys	(19)	(1,302)
ESCO Technologies, Inc.	(23)	(1,900)
Evoqua Water Technologies Corp.*	(239)	(3,403)
Federal Signal Corp.	(108)	(2,889)
Franklin Electric Co., Inc.	(3)	(142)
Generac Holdings, Inc.*	(7)	(486)
Gibraltar Industries, Inc.*	(114)	(4,601)
Granite Construction, Inc.	(82)	(3,951)
Griffon Corp.	(149)	(2,521)
Harsco Corp.*	(75)	(2,058)
Hyster-Yale Materials Handling, Inc.	(69)	(3,813)
ITT, Inc.	(10)	(655)
Kadant, Inc.	(52)	(4,722)
Kennametal, Inc.	(7)	(259)
Kratos Defense & Security Solutions, Inc.*	(114)	(2,609)
Lindsay Corp.	(80)	(6,577)
Manitowoc Co., Inc. (The)*	(325)	(5,785)
Meritor, Inc.*	(29)	(703)
Moog, Inc., Class A	(2)	(187)
Mueller Industries, Inc.	(93)	(2,722)
Mueller Water Products, Inc., Class A	(734)	(7,208)
MYR Group, Inc.*	(57)	(2,129)
NOW, Inc.*	(83)	(1,225)
Owens Corning	(121)	(7,042)
Proto Labs, Inc.*	(14)	(1,624)
Quanex Building Products Corp.	(164)	(3,098)
Raven Industries, Inc.	(101)	(3,624)
RBC Bearings, Inc.*	(35)	(5,838)
REV Group, Inc.	(41)	(591)
Rush Enterprises, Inc., Class A	(155)	(5,661)
Simpson Manufacturing Co., Inc.	(33)	(2,193)
SiteOne Landscape Supply, Inc.*	(50)	(3,465)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Sunrun, Inc.*	(407)	$(7,635)
Systemax, Inc.	(7)	(155)
Teledyne Technologies, Inc.*	(1)	(274)
Tennant Co.	(44)	(2,693)
Terex Corp.	(168)	(5,275)
Textainer Group Holdings Ltd. (Bermuda)*	(20)	(202)
Toro Co. (The)	(38)	(2,542)
TPI Composites, Inc.*	(19)	(470)
Trex Co., Inc.*	(158)	(11,329)
TriMas Corp.*	(106)	(3,283)
Tutor Perini Corp.*	(315)	(4,369)
Univar, Inc.*	(301)	(6,634)
Universal Forest Products, Inc.	(132)	(5,024)
Vivint Solar, Inc.*	(622)	(4,541)
Welbilt, Inc.*	(45)	(752)

		(211,253)

Commercial & Professional Services — (1.4)%
Advanced Disposal Services, Inc.*	(38)	(1,213)
Barrett Business Services, Inc.	(21)	(1,735)
Casella Waste Systems, Inc., Class A*	(77)	(3,052)
Cimpress NV (Netherlands)*	(8)	(727)
Exponent, Inc.	(33)	(1,932)
Forrester Research, Inc.	(27)	(1,270)
FTI Consulting, Inc.*	(11)	(922)
Heritage-Crystal Clean, Inc.*	(54)	(1,421)
HNI Corp.	(184)	(6,510)
Huron Consulting Group, Inc.*	(54)	(2,720)
Interface, Inc.	(1)	(15)
KAR Auction Services, Inc.	(28)	(700)
Kelly Services, Inc., Class A	(8)	(210)
Navigant Consulting, Inc.	(282)	(6,539)
Upwork, Inc.*	(484)	(7,783)
US Ecology, Inc.	(76)	(4,525)
Viad Corp.	(67)	(4,438)
WageWorks, Inc.*	(17)	(863)

		(46,575)

Consumer Durables & Apparel — (1.9)%
Acushnet Holdings Corp.	(173)	(4,543)
American Outdoor Brands Corp.*	(495)	(4,460)
Brunswick Corp.	(54)	(2,478)
Callaway Golf Co.	(493)	(8,460)

See accompanying Notes to the Quarterly Portfolio of Investments.

41

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Canada Goose Holdings, Inc. (Canada)*	(81)	$(3,137)
Crocs, Inc.*	(301)	(5,945)
G-III Apparel Group Ltd.*	(57)	(1,677)
Gildan Activewear, Inc. (Canada)	(123)	(4,758)
GoPro, Inc., Class A*	(1,052)	(5,744)
iRobot Corp.*	(17)	(1,558)
Johnson Outdoors, Inc., Class A	(41)	(3,057)
Lovesac Co. (The)*	(35)	(1,087)
Lululemon Athletica, Inc.*	(18)	(3,244)
Movado Group, Inc.	(78)	(2,106)
Sturm Ruger & Co., Inc.	(18)	(981)
Tupperware Brands Corp.	(88)	(1,675)
Wolverine World Wide, Inc.	(262)	(7,215)

		(62,125)

Consumer Services — (1.4)%
Bright Horizons Family Solutions, Inc.*	(8)	(1,207)
Churchill Downs, Inc.	(11)	(1,266)
Denny’s Corp.*	(185)	(3,798)
Eldorado Resorts, Inc.*	(129)	(5,943)
frontdoor, Inc.*	(50)	(2,178)
Grand Canyon Education, Inc.*	(19)	(2,223)
Houghton Mifflin Harcourt Co.*	(691)	(3,980)
Hyatt Hotels Corp., Class A	(18)	(1,370)
Lindblad Expeditions Holdings, Inc.*	(199)	(3,572)
Monarch Casino & Resort, Inc.*	(42)	(1,795)
OneSpaWorld Holdings Ltd. (Bahamas)*	(486)	(7,533)
Red Rock Resorts, Inc., Class A	(41)	(881)
Regis Corp.*	(154)	(2,556)
SeaWorld Entertainment, Inc.*	(69)	(2,139)
Shake Shack, Inc., Class A*	(18)	(1,300)
Six Flags Entertainment Corp.	(34)	(1,689)
Wingstop, Inc.	(37)	(3,506)

		(46,936)

Energy — (3.6)%
Archrock, Inc.	(9)	(95)
Baytex Energy Corp. (Canada)*	(9)	(14)
Cameco Corp. (Canada)	(76)	(815)
Centennial Resource Development, Inc., Class A*	(227)	(1,723)
Chesapeake Energy Corp.*	(2,033)	(3,964)
Clean Energy Fuels Corp.*	(575)	(1,535)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
CNX Resources Corp.*	(380)	$(2,778)
Continental Resources, Inc.*	(73)	(3,072)
Contura Energy, Inc.*	(54)	(2,803)
Covia Holdings Corp.*	(276)	(541)
Diamond Offshore Drilling, Inc.*	(782)	(6,936)
Encana Corp. (Canada)	(1,585)	(8,131)
Enerplus Corp. (Canada)	(50)	(376)
Equitrans Midstream Corp.	(23)	(453)
Exterran Corp.*	(159)	(2,261)
Extraction Oil & Gas, Inc.*	(101)	(437)
Frank’s International NV (Netherlands)*	(670)	(3,658)
Helix Energy Solutions Group, Inc.*	(873)	(7,534)
KLX Energy Services Holdings, Inc.*	(121)	(2,472)
Liberty Oilfield Services, Inc., Class A	(460)	(7,443)
Magnolia Oil & Gas Corp., Class A*	(19)	(220)
Mammoth Energy Services, Inc.	(75)	(516)
Matador Resources Co.*	(145)	(2,883)
Matrix Service Co.*	(118)	(2,391)
Murphy Oil Corp.	(1)	(25)
NexGen Energy Ltd. (Canada)*	(312)	(490)
Northern Oil and Gas, Inc.*	(327)	(631)
Par Pacific Holdings, Inc.*	(311)	(6,382)
PDC Energy, Inc.*	(24)	(865)
ProPetro Holding Corp.*	(173)	(3,581)
Renewable Energy Group, Inc.*	(434)	(6,883)
SemGroup Corp., Class A	(810)	(9,720)
Ship Finance International Ltd. (Bermuda)	(81)	(1,013)
SM Energy Co.	(93)	(1,164)
Solaris Oilfield Infrastructure, Inc., Class A	(1)	(15)
SRC Energy, Inc.*	(56)	(278)
Targa Resources Corp.	(260)	(10,208)
Tellurian, Inc.*	(106)	(832)
Transocean Ltd. (Switzerland)*	(239)	(1,532)
Unit Corp.*	(350)	(3,112)
US Silica Holdings, Inc.	(106)	(1,356)
Vermilion Energy, Inc. (Canada)	(15)	(326)
Whiting Petroleum Corp.*	(136)	(2,540)
WPX Energy, Inc.*	(497)	(5,720)

		(119,724)

See accompanying Notes to the Quarterly Portfolio of Investments.

42

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (0.3)%
Chefs’ Warehouse, Inc. (The)*	(143)	$(5,015)
PriceSmart, Inc.	(41)	(2,096)
SpartanNash Co.	(90)	(1,050)
Weis Markets, Inc.	(43)	(1,566)

		(9,727)

Food, Beverage & Tobacco — (0.8)%
Boston Beer Co., Inc. (The), Class A*	(1)	(378)
Cott Corp. (Canada)	(443)	(5,914)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(48)	(1,294)
Freshpet, Inc.*	(127)	(5,780)
Hain Celestial Group, Inc. (The)*	(170)	(3,723)
Primo Water Corp.*	(220)	(2,706)
Sanderson Farms, Inc.	(45)	(6,145)
Turning Point Brands, Inc.	(9)	(441)

		(26,381)

Health Care Equipment & Services — (3.4)%
Addus HomeCare Corp.*	(98)	(7,345)
Antares Pharma, Inc.*	(320)	(1,053)
Apollo Medical Holdings, Inc.*	(37)	(618)
AtriCure, Inc.*	(203)	(6,057)
Avanos Medical, Inc.*	(131)	(5,713)
Axogen, Inc.*	(185)	(3,663)
Axonics Modulation Technologies, Inc.*	(72)	(2,950)
BioScrip, Inc.*	(392)	(1,019)
Brookdale Senior Living, Inc.*	(106)	(764)
Cantel Medical Corp.	(24)	(1,935)
Castlight Health, Inc., Class B*	(411)	(1,328)
Chemed Corp.	(1)	(361)
Corindus Vascular Robotics, Inc.*	(457)	(1,362)
CryoPort, Inc.*	(13)	(238)
Diplomat Pharmacy, Inc.*	(669)	(4,074)
Ensign Group, Inc. (The)	(123)	(7,001)
Evolent Health, Inc., Class A*	(791)	(6,288)
Globus Medical, Inc., Class A*	(40)	(1,692)
Haemonetics Corp.*	(27)	(3,249)
Hanger, Inc.*	(199)	(3,811)
HealthStream, Inc.*	(5)	(129)
Heska Corp.*	(3)	(256)
ICU Medical, Inc.*	(14)	(3,527)
Inogen, Inc.*	(4)	(267)
Inspire Medical Systems, Inc.*	(67)	(4,063)
LeMaitre Vascular, Inc.	(4)	(112)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Nevro Corp.*	(70)	$(4,538)
OrthoPediatrics Corp.*	(57)	(2,223)
Owens & Minor, Inc.	(218)	(698)
Quidel Corp.*	(3)	(178)
RadNet, Inc.*	(99)	(1,365)
Senseonics Holdings, Inc.*	(1,577)	(3,217)
Sientra, Inc.*	(249)	(1,534)
STAAR Surgical Co.*	(10)	(294)
Tabula Rasa HealthCare, Inc.*	(29)	(1,448)
Tenet Healthcare Corp.*	(198)	(4,091)
US Physical Therapy, Inc.	(67)	(8,212)
ViewRay, Inc.*	(688)	(6,061)
Vocera Communications, Inc.*	(289)	(9,225)

		(111,959)

Household & Personal Products — (0.3)%
Avon Products, Inc.*	(393)	(1,525)
Central Garden & Pet Co., Class A*	(153)	(3,770)
elf Beauty, Inc.*	(27)	(381)
Energizer Holdings, Inc.	(137)	(5,294)

		(10,970)

Materials — (3.9)%
AdvanSix, Inc.*	(88)	(2,150)
AK Steel Holding Corp.*	(306)	(725)
Alamos Gold, Inc., Class A (Canada)	(196)	(1,186)
Alcoa Corp.*	(11)	(258)
American Vanguard Corp.	(33)	(509)
Axalta Coating Systems Ltd. (Bermuda)*	(178)	(5,299)
Barrick Gold Corp. (Canada)	(736)	(11,607)
Boise Cascade Co.	(29)	(815)
Carpenter Technology Corp.	(13)	(624)
Century Aluminum Co.*	(9)	(62)
Chase Corp.	(27)	(2,906)
Chemours Co. (The)	(316)	(7,584)
Clearwater Paper Corp.*	(115)	(2,126)
Cleveland-Cliffs, Inc.	(60)	(640)
Coeur Mining, Inc.*	(366)	(1,588)
Crown Holdings, Inc.*	(24)	(1,466)
FutureFuel Corp.	(1)	(12)
GCP Applied Technologies, Inc.*	(205)	(4,641)
Greif, Inc., Class A	(159)	(5,175)
Hecla Mining Co.	(503)	(905)
Hudbay Minerals, Inc. (Canada)	(49)	(265)
IAMGOLD Corp. (Canada)*	(165)	(558)

See accompanying Notes to the Quarterly Portfolio of Investments.

43

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Ingevity Corp.*	(98)	$(10,307)
Kaiser Aluminum Corp.	(6)	(586)
Kronos Worldwide, Inc.	(268)	(4,106)
Livent Corp.*	(529)	(3,661)
Louisiana-Pacific Corp.	(320)	(8,391)
Norbord, Inc. (Canada)	(10)	(248)
Novagold Resources, Inc. (Canada)*	(86)	(508)
Owens-Illinois, Inc.	(466)	(8,048)
Pan American Silver Corp. (Canada)	(225)	(2,905)
PH Glatfelter Co.	(158)	(2,667)
PolyOne Corp.	(32)	(1,004)
Royal Gold, Inc.	(22)	(2,255)
Southern Copper Corp.	(16)	(622)
SSR Mining, Inc. (Canada)*	(12)	(164)
Stepan Co.	(51)	(4,687)
Teck Resources Ltd., Class B (Canada)	(245)	(5,650)
Tredegar Corp.	(86)	(1,429)
United States Steel Corp.	(29)	(444)
Valhi, Inc.	(229)	(680)
Valvoline, Inc.	(146)	(2,851)
Venator Materials PLC (United Kingdom)*	(644)	(3,407)
Verso Corp., Class A*	(4)	(76)
Westlake Chemical Corp.	(146)	(10,141)
Worthington Industries, Inc.	(6)	(242)
Yamana Gold, Inc. (Canada)	(1,111)	(2,800)

		(128,980)

Media & Entertainment — (1.6)%
AMC Entertainment Holdings, Inc., Class A	(122)	(1,138)
Boston Omaha Corp., Class A*	(17)	(394)
Cable One, Inc.	(3)	(3,513)
comScore, Inc.*	(223)	(1,151)
Eventbrite, Inc., Class A*	(261)	(4,228)
Gray Television, Inc.*	(516)	(8,457)
Hemisphere Media Group, Inc.*	(19)	(245)
IMAX Corp. (Canada)*	(1)	(20)
Marcus Corp. (The)	(136)	(4,482)
Rosetta Stone, Inc.*	(178)	(4,073)
TechTarget, Inc.*	(131)	(2,784)
TrueCar, Inc.*	(1,343)	(7,333)
WideOpenWest, Inc.*	(132)	(958)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
World Wrestling Entertainment, Inc., Class A	(17)	$(1,228)
Yelp, Inc.*	(196)	(6,699)
Zillow Group, Inc., Class C*	(134)	(6,216)

		(52,919)

Pharmaceuticals, Biotechnology & Life Sciences — (1.7)%
Acorda Therapeutics, Inc.*	(98)	(752)
Akebia Therapeutics, Inc.*	(79)	(382)
Akorn, Inc.*	(802)	(4,130)
Alder Biopharmaceuticals, Inc.*	(2)	(24)
Alkermes PLC (Ireland)*	(9)	(203)
AnaptysBio, Inc.*	(15)	(846)
ANI Pharmaceuticals, Inc.*	(5)	(411)
Atara Biotherapeutics, Inc.*	(43)	(865)
Aurinia Pharmaceuticals, Inc. (Canada)*	(12)	(79)
Bluebird Bio, Inc.*	(14)	(1,781)
CannTrust Holdings, Inc. (Canada)*	(21)	(105)
Catalent, Inc.*	(42)	(2,277)
ChemoCentryx, Inc.*	(14)	(130)
Codexis, Inc.*	(108)	(1,990)
Corcept Therapeutics, Inc.*	(8)	(89)
Crinetics Pharmaceuticals, Inc.*	(1)	(25)
Denali Therapeutics, Inc.*	(9)	(187)
Dermira, Inc.*	(41)	(392)
Dova Pharmaceuticals, Inc.*	(35)	(494)
Editas Medicine, Inc.*	(66)	(1,633)
Emergent BioSolutions, Inc.*	(8)	(386)
Fluidigm Corp.*	(252)	(3,105)
Homology Medicines, Inc.*	(160)	(3,131)
Insmed, Inc.*	(24)	(614)
Intercept Pharmaceuticals, Inc.*	(26)	(2,069)
Intersect ENT, Inc.*	(35)	(797)
Kiniksa Pharmaceuticals Ltd., Class A (Bermuda)*	(63)	(853)
Luminex Corp.	(274)	(5,655)
Moderna, Inc.*	(15)	(220)
MyoKardia, Inc.*	(6)	(301)
Myovant Sciences Ltd. (Bermuda)*	(49)	(443)
Myriad Genetics, Inc.*	(48)	(1,333)
NanoString Technologies, Inc.*	(136)	(4,128)
Pacific Biosciences of California, Inc.*	(1,423)	(8,609)
Phibro Animal Health Corp., Class A	(15)	(477)

See accompanying Notes to the Quarterly Portfolio of Investments.

44

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
PTC Therapeutics, Inc.*	(2)	$(90)
Puma Biotechnology, Inc.*	(16)	(203)
Quanterix Corp.*	(39)	(1,318)
REGENXBIO, Inc.*	(24)	(1,233)
Revance Therapeutics, Inc.*	(2)	(26)
Rhythm Pharmaceuticals, Inc.*	(21)	(462)
Rocket Pharmaceuticals, Inc.*	(5)	(75)
Sangamo Therapeutics, Inc.*	(132)	(1,422)
TherapeuticsMD, Inc.*	(317)	(824)
Theravance Biopharma, Inc. (Cayman Islands)*	(98)	(1,600)
Ultragenyx Pharmaceutical, Inc.*	(2)	(127)
UroGen Pharma Ltd. (Israel)*	(33)	(1,186)
WaVe Life Sciences Ltd. (Singapore)*	(1)	(26)

		(57,508)

Retailing — (2.3)%
Asbury Automotive Group, Inc.*	(102)	(8,603)
At Home Group, Inc.*	(512)	(3,410)
Boot Barn Holdings, Inc.*	(40)	(1,426)
Burlington Stores, Inc.*	(37)	(6,295)
Camping World Holdings, Inc., Class A	(230)	(2,857)
Chico’s FAS, Inc.	(275)	(927)
Five Below, Inc.*	(78)	(9,361)
Floor & Decor Holdings, Inc., Class A*	(37)	(1,550)
GameStop Corp., Class A	(276)	(1,510)
GrubHub, Inc.*	(88)	(6,863)
Guess?, Inc.	(690)	(11,144)
National Vision Holdings, Inc.*	(69)	(2,120)
Ollie’s Bargain Outlet Holdings, Inc.*	(19)	(1,655)
Quotient Technology, Inc.*	(325)	(3,490)
Sonic Automotive, Inc., Class A	(170)	(3,970)
Stitch Fix, Inc., Class A*	(172)	(5,502)
Wayfair, Inc., Class A*	(18)	(2,628)
Williams-Sonoma, Inc.	(37)	(2,405)

		(75,716)

Semiconductors & Semiconductor Equipment — (1.3)%
Advanced Energy Industries, Inc.*	(24)	(1,350)
Ambarella, Inc. (Cayman Islands)*	(20)	(883)
Amkor Technology, Inc.*	(25)	(186)
Cohu, Inc.	(64)	(988)
Entegris, Inc.	(56)	(2,090)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
First Solar, Inc.*	(38)	$(2,496)
Ichor Holdings Ltd. (Cayman Islands)*	(10)	(236)
Impinj, Inc.*	(41)	(1,173)
MACOM Technology Solutions Holdings, Inc.*	(314)	(4,751)
Marvell Technology Group Ltd. (Bermuda)	(148)	(3,533)
MKS Instruments, Inc.	(64)	(4,985)
Monolithic Power Systems, Inc.	(20)	(2,716)
Nanometrics, Inc.*	(95)	(3,297)
Photronics, Inc.*	(223)	(1,829)
Power Integrations, Inc.	(45)	(3,608)
Rudolph Technologies, Inc.*	(8)	(221)
Semtech Corp.*	(140)	(6,727)
Ultra Clean Holdings, Inc.*	(53)	(738)
Veeco Instruments, Inc.*	(238)	(2,908)

		(44,715)

Software & Services — (3.9)%
2U, Inc.*	(23)	(866)
8x8, Inc.*	(150)	(3,615)
Agilysys, Inc.*	(12)	(258)
Altair Engineering, Inc., Class A*	(7)	(283)
Appian Corp.*	(220)	(7,935)
Benefitfocus, Inc.*	(152)	(4,127)
Black Knight, Inc.*	(17)	(1,023)
BlackBerry Ltd. (Canada)*	(179)	(1,335)
Bottomline Technologies DE, Inc.*	(59)	(2,610)
Box, Inc., Class A*	(206)	(3,628)
Carbon Black, Inc.*	(58)	(970)
Cloudera, Inc.*	(312)	(1,641)
Conduent, Inc.*	(566)	(5,428)
CoreLogic, Inc.*	(50)	(2,092)
DocuSign, Inc.*	(106)	(5,269)
Domo, Inc., Class B*	(4)	(109)
Exela Technologies, Inc.*	(76)	(166)
FireEye, Inc.*	(336)	(4,976)
ForeScout Technologies, Inc.*	(191)	(6,467)
Hackett Group, Inc. (The)	(123)	(2,065)
I3 Verticals, Inc., Class A*	(48)	(1,414)
Instructure, Inc.*	(100)	(4,250)
International Money Express, Inc.*	(76)	(1,072)
LivePerson, Inc.*	(67)	(1,879)
ManTech International Corp., Class A	(9)	(593)

See accompanying Notes to the Quarterly Portfolio of Investments.

45

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
MicroStrategy, Inc., Class A*	(62)	$(8,885)
MobileIron, Inc.*	(450)	(2,790)
Model N, Inc.*	(74)	(1,443)
New Relic, Inc.*	(1)	(87)
NIC, Inc.	(140)	(2,246)
Nutanix, Inc., Class A*	(288)	(7,471)
OneSpan, Inc.*	(14)	(198)
Paysign, Inc.*	(101)	(1,350)
Perficient, Inc.*	(162)	(5,560)
Perspecta, Inc.	(27)	(632)
Pivotal Software, Inc., Class A*	(152)	(1,605)
Pluralsight, Inc., Class A*	(4)	(121)
PTC, Inc.*	(2)	(180)
QAD, Inc., Class A	(2)	(80)
Sabre Corp.	(25)	(555)
SailPoint Technologies Holding, Inc.*	(55)	(1,102)
SecureWorks Corp., Class A*	(196)	(2,605)
Splunk, Inc.*	(30)	(3,772)
SVMK, Inc.*	(199)	(3,285)
Switch, Inc., Class A	(133)	(1,741)
Tenable Holdings, Inc.*	(140)	(3,996)
Tucows, Inc., Class A*	(1)	(61)
Varonis Systems, Inc.*	(107)	(6,628)
Virtusa Corp.*	(111)	(4,932)
Yext, Inc.*	(38)	(763)
Zix Corp.*	(4)	(36)
Zuora, Inc., Class A*	(333)	(5,101)

		(131,296)

Technology Hardware & Equipment — (2.9)%
3D Systems Corp.*	(937)	(8,527)
Anixter International, Inc.*	(129)	(7,702)
Arlo Technologies, Inc.*	(13)	(52)
Arrow Electronics, Inc.*	(37)	(2,637)
Casa Systems, Inc.*	(127)	(817)
Celestica, Inc. (Canada)*	(22)	(150)
Control4 Corp.*	(274)	(6,508)
Dolby Laboratories, Inc., Class A	(13)	(840)
Electronics For Imaging, Inc.*	(139)	(5,130)
FARO Technologies, Inc.*	(8)	(421)
Fitbit, Inc., Class A*	(902)	(3,969)
Harmonic, Inc.*	(266)	(1,476)
II-VI, Inc.*	(133)	(4,862)
Infinera Corp.*	(1,245)	(3,623)
Itron, Inc.*	(43)	(2,691)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Jabil, Inc.	(16)	$(506)
KEMET Corp.	(185)	(3,480)
Knowles Corp.*	(342)	(6,262)
Lumentum Holdings, Inc.*	(83)	(4,433)
NETGEAR, Inc.*	(48)	(1,214)
nLight, Inc.*	(290)	(5,568)
Novanta, Inc. (Canada)*	(37)	(3,489)
PC Connection, Inc.	(57)	(1,994)
Plantronics, Inc.	(34)	(1,259)
Plexus Corp.*	(116)	(6,771)
Pure Storage, Inc., Class A*	(332)	(5,070)
Ribbon Communications, Inc.*	(308)	(1,506)
ScanSource, Inc.*	(101)	(3,288)
SYNNEX Corp.	(15)	(1,476)

		(95,721)

Telecommunication Services — (0.5)%
ATN International, Inc.	(23)	(1,328)
Bandwidth, Inc., Class A*	(58)	(4,351)
Boingo Wireless, Inc.*	(489)	(8,787)
Globalstar, Inc.*	(1,169)	(561)
pdvWireless, Inc.*	(40)	(1,880)

		(16,907)

Transportation — (0.9)%
Air Transport Services Group, Inc.*	(184)	(4,490)
Hawaiian Holdings, Inc.	(6)	(165)
Heartland Express, Inc.	(143)	(2,584)
Matson, Inc.	(96)	(3,730)
Ryder System, Inc.	(79)	(4,606)
Saia, Inc.*	(103)	(6,661)
SkyWest, Inc.	(133)	(8,069)
US Xpress Enterprises, Inc., Class A*	(68)	(350)

		(30,655)

Utilities — (0.4)%
AquaVenture Holdings Ltd. (British Virgin Islands)*	(1)	(20)
Black Hills Corp.	(2)	(156)
Clearway Energy, Inc., Class A	(8)	(129)
MDU Resources Group, Inc.	(18)	(464)
National Fuel Gas Co.	(3)	(158)
ONE Gas, Inc.	(2)	(181)
PG&E Corp.*	(500)	(11,460)

See accompanying Notes to the Quarterly Portfolio of Investments.

46

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Concluded)

June 30, 2019

(Unaudited)

Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Southwest Gas Holdings, Inc. (2)	$(179)

(12,747)

TOTAL COMMON STOCK (Proceeds $1,422,889)	(1,341,419)

TOTAL SECURITIES SOLD SHORT - (40.2)%	(1,341,419)

(Proceeds $1,422,889)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%	42,931

NET ASSETS - 100.0%	$3,334,172

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2019, the market value of securities on loan was $309,803.
(b)	Security is fair valued by the Adviser under direction of the Board of Trustees.
*	Non-income producing.

CVR	Contingent Value Rights
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

47

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments

June 30, 2019

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 140.9%
COMMON STOCKS — 140.9%
Automobiles & Components — 0.1%
Aptiv PLC (Jersey)	4	$323
BorgWarner, Inc.	43	1,805
General Motors Co.	15	578

		2,706

Banks — 0.8%
Bank of America Corp.	109	3,161
Citigroup, Inc.	27	1,891
Citizens Financial Group, Inc.	7	248
Comerica, Inc.	3	218
First Republic Bank(a)	2	195
JPMorgan Chase & Co.	53	5,925
M&T Bank Corp.	1	170
People’s United Financial, Inc.	6	101
PNC Financial Services Group, Inc. (The)	6	824
SunTrust Banks, Inc.†	116	7,291
SVB Financial Group*	1	225
US Bancorp	19	996
Wells Fargo & Co.	54	2,555

		23,800

Capital Goods — 14.2%
3M Co.	109	18,894
Allegion PLC (Ireland)	1	111
AMETEK, Inc.	19	1,726
Arconic, Inc.	166	4,286
Caterpillar, Inc.†	10	1,363
Cummins, Inc.†	117	20,047
Dover Corp.†	106	10,621
Eaton Corp. PLC (Ireland)†	313	26,067
Fastenal Co.(a)	100	3,259
Flowserve Corp.	28	1,475
Fortive Corp.†	247	20,135
General Dynamics Corp.†	64	11,636
Honeywell International, Inc.†	501	87,470
Huntington Ingalls Industries, Inc.	1	225
Illinois Tool Works, Inc.†	6	905
Ingersoll-Rand PLC (Ireland)†	189	23,941
Johnson Controls International PLC (Ireland)†	632	26,108
L3 Technologies, Inc.	57	13,975
L3Harris Technologies, Inc.(a)	84	15,887
Lockheed Martin Corp.†	189	68,709
Masco Corp.	31	1,216

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
PACCAR, Inc.	3	$215
Parker-Hannifin Corp.	35	5,950
Raytheon Co.†	201	34,950
Roper Technologies, Inc.	2	733
Snap-on, Inc.(a)	40	6,626
Textron, Inc.	4	212
TransDigm Group, Inc.†*	2	968
United Rentals, Inc.*	1	133

		407,843

Commercial & Professional Services — 0.5%
Cintas Corp.	5	1,186
Republic Services, Inc.†	40	3,466
Robert Half International, Inc.	89	5,074
Verisk Analytics, Inc.	2	293
Waste Management, Inc.†	48	5,538

		15,557

Consumer Durables & Apparel — 2.6%
Capri Holdings Ltd. (British Virgin Islands)*	109	3,780
Garmin Ltd. (Switzerland)†	146	11,651
Hanesbrands, Inc.(a)	260	4,477
Hasbro, Inc.(a)	89	9,405
Lennar Corp., Class A	36	1,745
Newell Brands, Inc.(a)	90	1,388
PVH Corp.	54	5,111
Ralph Lauren Corp.	55	6,247
Tapestry, Inc.	209	6,632
Under Armour, Inc., Class C*	7	155
VF Corp.†	284	24,807

		75,398

Consumer Services — 1.0%
Darden Restaurants, Inc.	3	365
H&R Block, Inc.(a)	21	615
Hilton Worldwide Holdings, Inc.	4	391
McDonald’s Corp.†	45	9,345
Starbucks Corp.	15	1,257
Yum! Brands, Inc.†	154	17,043

		29,016

Diversified Financials — 5.0%
Affiliated Managers Group, Inc.	40	3,686
American Express Co.	285	35,180
Ameriprise Financial, Inc.	1	145
Berkshire Hathaway, Inc., Class B†*	48	10,232

See accompanying Notes to the Quarterly Portfolio of Investments.

48

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
BlackRock, Inc.†	74	$34,728
Capital One Financial Corp.	5	454
Charles Schwab Corp. (The)	15	603
Discover Financial Services†	122	9,466
Franklin Resources, Inc.†	273	9,500
Goldman Sachs Group, Inc. (The)†	17	3,478
Intercontinental Exchange, Inc.	8	688
Invesco Ltd. (Bermuda)	298	6,097
Jefferies Financial Group, Inc.	33	635
Moody’s Corp.†	15	2,930
MSCI, Inc.	1	239
Nasdaq, Inc.	2	192
Northern Trust Corp.	3	270
S&P Global, Inc.†	27	6,150
State Street Corp.†	6	336
Synchrony Financial	11	381
T Rowe Price Group, Inc.†	183	20,077

		145,467

Energy — 6.6%
Cabot Oil & Gas Corp.	115	2,640
Chevron Corp.†	361	44,923
ConocoPhillips†	768	46,848
Devon Energy Corp.†	370	10,552
Exxon Mobil Corp.†	383	29,349
Halliburton Co.	14	318
HollyFrontier Corp.	128	5,924
Kinder Morgan, Inc.	191	3,988
Marathon Oil Corp.	129	1,833
Phillips 66†	362	33,861
Schlumberger Ltd. (Curacao)	22	874
Valero Energy Corp.	120	10,273

		191,383

Food & Staples Retailing — 5.0%
Costco Wholesale Corp.	5	1,321
Kroger Co. (The)	12	261
Sysco Corp.†	361	25,530
Walgreens Boots Alliance, Inc.†	679	37,121
Walmart, Inc.†	727	80,326

		144,559

Food, Beverage & Tobacco — 7.4%
Altria Group, Inc.†	972	46,024
Campbell Soup Co.	210	8,415
Coca-Cola Co. (The)	64	3,259

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Conagra Brands, Inc.	294	$7,797
General Mills, Inc.†	430	22,584
Hershey Co. (The)†	149	19,970
JM Smucker Co. (The)	80	9,215
Kellogg Co.	6	321
Kraft Heinz Co. (The)†	858	26,632
McCormick & Co., Inc., non-voting shares†(a)	59	9,146
Mondelez International, Inc., Class A	312	16,817
PepsiCo, Inc.†	51	6,688
Philip Morris International, Inc.†	469	36,831

		213,699

Health Care Equipment & Services — 5.6%
AmerisourceBergen Corp.	27	2,302
Anthem, Inc.†	4	1,129
Cardinal Health, Inc.†	216	10,174
Centene Corp.†*	290	15,208
CVS Health Corp.†	921	50,185
Danaher Corp.†	79	11,291
HCA Healthcare, Inc.†	35	4,731
Henry Schein, Inc.(a)*	105	7,340
Humana, Inc.†	48	12,734
Laboratory Corp. of America Holdings†*	59	10,201
McKesson Corp.	44	5,913
Medtronic PLC (Ireland)†	22	2,143
Quest Diagnostics, Inc.	58	5,905
UnitedHealth Group, Inc.†	85	20,741
Universal Health Services, Inc., Class B	11	1,434

		161,431

Household & Personal Products — 1.7%
Church & Dwight Co., Inc.	5	365
Clorox Co. (The)	2	306
Colgate-Palmolive Co.†	54	3,870
Estee Lauder Cos., Inc. (The), Class A†	82	15,015
Kimberly-Clark Corp.	5	666
Procter & Gamble Co. (The)†	265	29,057

		49,279

Insurance — 5.9%
Aflac, Inc.	9	493
Allstate Corp. (The)†	66	6,712

See accompanying Notes to the Quarterly Portfolio of Investments.

49

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
American International Group, Inc.	11	$586
Aon PLC (United Kingdom)†	163	31,456
Arthur J Gallagher & Co.	131	11,474
Assurant, Inc.	1	106
Chubb Ltd. (Switzerland)	5	736
Cincinnati Financial Corp.	115	11,922
Hartford Financial Services Group, Inc. (The)†	135	7,522
Loews Corp.	80	4,374
Marsh & McLennan Cos., Inc.†	379	37,805
Principal Financial Group, Inc.	3	174
Progressive Corp. (The)†	409	32,691
Prudential Financial, Inc.	5	505
Torchmark Corp.	1	89
Travelers Cos., Inc. (The)	31	4,635
Willis Towers Watson PLC (Ireland)†	92	17,622

		168,902

Materials — 4.4%
Amcor PLC (Jersey)(a)*	179	2,057
Avery Dennison Corp.	64	7,403
Ball Corp.†	6	420
CF Industries Holdings, Inc.	4	187
Corteva, Inc.*	228	6,742
Dow, Inc.†	525	25,888
DuPont de Nemours, Inc.†	526	39,487
Eastman Chemical Co.	102	7,939
International Paper Co.†	293	12,693
Nucor Corp.†	204	11,240
Packaging Corp. of America	70	6,672
Sealed Air Corp.	112	4,791

		125,519

Media & Entertainment — 6.4%
Activision Blizzard, Inc.†	125	5,900
Alphabet, Inc., Class A†*	70	75,796
CBS Corp., Class B, non-voting shares	263	13,124
Comcast Corp., Class A	2	85
Discovery, Inc., Class A†*	85	2,610
DISH Network Corp., Class A*	188	7,221
Facebook, Inc., Class A†*	278	53,654
Fox Corp., Class A	437	16,012
Interpublic Group of Cos., Inc. (The)	7	158
News Corp., Class A†	184	2,482
Omnicom Group, Inc.(a)	46	3,770

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Viacom, Inc., Class B	6	$179
Walt Disney Co. (The)	29	4,050

		185,041

Pharmaceuticals, Biotechnology & Life Sciences — 15.8%
AbbVie, Inc.†	106	7,708
Alexion Pharmaceuticals, Inc.*	2	262
Allergan PLC (Ireland)	4	670
Amgen, Inc.†	11	2,027
Biogen, Inc.†*	141	32,976
Bristol-Myers Squibb Co.†	1,175	53,286
Celgene Corp.†*	503	46,497
Eli Lilly & Co.†	621	68,801
Gilead Sciences, Inc.†	96	6,486
Johnson & Johnson†	801	111,563
Merck & Co., Inc.†	1,332	111,688
Perrigo Co. PLC (Ireland)	97	4,619
Pfizer, Inc.	93	4,029
Regeneron Pharmaceuticals, Inc.*	7	2,191
Thermo Fisher Scientific, Inc.	1	294
Waters Corp.*	2	430
Zoetis, Inc.	7	794

		454,321

Real Estate — 2.4%
Alexandria Real Estate Equities, Inc., REIT	42	5,926
Apartment Investment & Management Co., Class A, REIT	3	150
AvalonBay Communities, Inc., REIT	2	406
Boston Properties, Inc., REIT	2	258
CBRE Group, Inc., Class A†*	246	12,620
Duke Realty Corp., REIT	6	190
Equity Residential, REIT	5	380
Extra Space Storage, Inc., REIT	1	106
Macerich Co. (The), REIT	2	67
Mid-America Apartment Communities, Inc., REIT	2	236
Prologis, Inc., REIT	284	22,748
Realty Income Corp., REIT†	211	14,553
SL Green Realty Corp., REIT	1	80
UDR, Inc., REIT	107	4,803
Vornado Realty Trust, REIT	2	128
Welltower, Inc., REIT†	90	7,338

		69,989

See accompanying Notes to the Quarterly Portfolio of Investments.

50

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — 14.5%
Amazon.com, Inc.†*	43	$81,426
AutoZone, Inc.†*	19	20,890
Best Buy Co., Inc.†	188	13,109
Booking Holdings, Inc.*	4	7,499
Dollar General Corp.†	183	24,734
Dollar Tree, Inc.*	168	18,042
eBay, Inc.†	694	27,413
Foot Locker, Inc.(a)	80	3,354
Gap, Inc. (The)(a)	7	126
Home Depot, Inc. (The)†	533	110,848
Kohl’s Corp.(a)	115	5,468
L Brands, Inc.	194	5,063
LKQ Corp.*	150	3,992
Lowe’s Cos., Inc.	13	1,312
Macy’s, Inc.(a)	218	4,678
Nordstrom, Inc.(a)	111	3,536
O’Reilly Automotive, Inc.*	1	369
Ross Stores, Inc.	101	10,011
Target Corp.	363	31,439
Tiffany & Co.(a)	86	8,053
TJX Cos., Inc. (The)†	601	31,781
Ulta Beauty, Inc.*	16	5,550

		418,693

Semiconductors & Semiconductor Equipment — 2.6%
Applied Materials, Inc.†	694	31,167
Intel Corp.	43	2,058
Lam Research Corp.†	115	21,602
Microchip Technology, Inc.(a)	4	347
Qorvo, Inc.*	85	5,662
Skyworks Solutions, Inc.	64	4,945
Xilinx, Inc.	68	8,019

		73,800

Software & Services — 16.2%
Accenture PLC, Class A (Ireland)†	423	78,158
Alliance Data Systems Corp.	38	5,325
Automatic Data Processing, Inc.†	220	36,373
Broadridge Financial Solutions, Inc.	39	4,980
Cadence Design Systems, Inc.*	3	212
Cognizant Technology Solutions Corp., Class A	63	3,994
DXC Technology Co.†	204	11,251
FleetCor Technologies, Inc.(a) *	23	6,460
Global Payments, Inc.	1	160

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
International Business Machines Corp.†	566	$78,051
Intuit, Inc.	76	19,861
Mastercard, Inc., Class A	12	3,174
Microsoft Corp.†	348	46,618
Oracle Corp.	1,621	92,348
Paychex, Inc.†	254	20,902
PayPal Holdings, Inc.†*	396	45,326
Synopsys, Inc.*	2	257
Total System Services, Inc.	3	385
Visa, Inc., Class A†(a)	40	6,942
Western Union Co. (The)(a)	317	6,305

		467,082

Technology Hardware & Equipment — 13.8%
Amphenol Corp., Class A†	220	21,107
Apple, Inc.†	973	192,576
Cisco Systems, Inc.†	1,763	96,489
F5 Networks, Inc.†*	43	6,262
Hewlett Packard Enterprise Co.	22	329
HP, Inc.†	1,095	22,765
Juniper Networks, Inc.	5	133
Keysight Technologies, Inc.*	2	180
Motorola Solutions, Inc.†	130	21,675
NetApp, Inc.†	169	10,427
Seagate Technology PLC (Ireland)†	6	283
TE Connectivity Ltd. (Switzerland)†	189	18,102
Xerox Corp.	177	6,268

		396,596

Telecommunication Services — 5.3%
AT&T, Inc.†	1,943	65,110
CenturyLink, Inc.†(a)	768	9,032
Verizon Communications, Inc.†	1,365	77,982

		152,124

Transportation — 2.8%
CH Robinson Worldwide, Inc.(a)	1	84
CSX Corp.†	570	44,101
Delta Air Lines, Inc.	10	568
Expeditors International of Washington, Inc.	46	3,490
FedEx Corp.	148	24,300
Kansas City Southern	1	122
Norfolk Southern Corp.	25	4,983
Southwest Airlines Co.	10	508

See accompanying Notes to the Quarterly Portfolio of Investments.

51

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Union Pacific Corp.	11	$1,860

		80,016

Utilities — 0.3%
AES Corp.	73	1,223
NRG Energy, Inc.†	189	6,638

		7,861

TOTAL COMMON STOCKS (Cost $3,740,667)		4,060,082

TOTAL LONG POSITIONS - 140.9%		4,060,082

(Cost $3,740,667)

SHORT POSITIONS — (42.1)%
COMMON STOCKS — (42.1)%
Automobiles & Components — (0.4)%
Ford Motor Co.	(983)	(10,056)
Harley-Davidson, Inc.	(39)	(1,397)

		(11,453)

Banks — (0.7)%
BB&T Corp.	(186)	(9,138)
Fifth Third Bancorp	(146)	(4,073)
KeyCorp.	(169)	(3,000)
Regions Financial Corp.	(157)	(2,346)
Zions Bancorp NA	(14)	(644)

		(19,201)

Capital Goods — (3.8)%
A.O. Smith Corp.	(35)	(1,651)
Boeing Co. (The)	(65)	(23,661)
Deere & Co.	(79)	(13,091)
Emerson Electric Co.	(80)	(5,338)
Fortune Brands Home & Security, Inc.	(34)	(1,942)
General Electric Co.	(1,621)	(17,020)
Jacobs Engineering Group, Inc.	(34)	(2,869)
Northrop Grumman Corp.	(40)	(12,924)
Pentair PLC (Ireland)	(42)	(1,562)
Quanta Services, Inc.	(35)	(1,337)
Rockwell Automation, Inc.	(30)	(4,915)
Stanley Black & Decker, Inc.	(29)	(4,194)
United Technologies Corp.	(95)	(12,369)
Wabtec Corp.	(39)	(2,799)
Xylem, Inc.	(45)	(3,764)

		(109,436)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (0.4)%
Copart, Inc.*	(8)	$(598)
Equifax, Inc.	(31)	(4,192)
IHS Markit Ltd. (Bermuda)*	(27)	(1,720)
Nielsen Holdings PLC (United Kingdom)	(87)	(1,966)
Rollins, Inc.	(82)	(2,941)

		(11,417)

Consumer Durables & Apparel — (0.8)%
DR Horton, Inc.	(95)	(4,097)
Leggett & Platt, Inc.	(32)	(1,228)
Mohawk Industries, Inc.*	(18)	(2,654)
NIKE, Inc., Class B	(118)	(9,906)
PulteGroup, Inc.	(71)	(2,245)
Whirlpool Corp.	(15)	(2,135)

		(22,265)

Consumer Services — (1.3)%
Carnival Corp. (Panama)	(167)	(7,774)
Chipotle Mexican Grill, Inc.*	(6)	(4,397)
Marriott International, Inc., Class A	(60)	(8,417)
MGM Resorts International	(134)	(3,828)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(51)	(2,735)
Royal Caribbean Cruises Ltd. (Liberia)	(51)	(6,182)
Wynn Resorts Ltd.	(27)	(3,348)

		(36,681)

Diversified Financials — (1.5)%
Bank of New York Mellon Corp. (The)	(236)	(10,419)
Cboe Global Markets, Inc.	(28)	(2,902)
CME Group, Inc.	(73)	(14,170)
E*TRADE Financial Corp.	(23)	(1,026)
Morgan Stanley	(315)	(13,800)
Raymond James Financial, Inc.	(26)	(2,198)

		(44,515)

Energy — (2.8)%
Anadarko Petroleum Corp.	(119)	(8,397)
Apache Corp.	(96)	(2,781)
Cimarex Energy Co.	(25)	(1,483)
Concho Resources, Inc.	(51)	(5,262)
Diamondback Energy, Inc.	(41)	(4,468)
EOG Resources, Inc.	(143)	(13,322)
Helmerich & Payne, Inc.	(2)	(101)
Hess Corp.	(74)	(4,704)

See accompanying Notes to the Quarterly Portfolio of Investments.

52

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Marathon Petroleum Corp.	(171)	$(9,556)
National Oilwell Varco, Inc.	(93)	(2,067)
Noble Energy, Inc.	(120)	(2,688)
Occidental Petroleum Corp.	(3)	(151)
ONEOK, Inc.	(105)	(7,225)
Pioneer Natural Resources Co.	(44)	(6,770)
TechnipFMC PLC (United Kingdom)	(109)	(2,827)
Williams Cos., Inc. (The)	(307)	(8,608)

		(80,410)

Food, Beverage & Tobacco — (1.5)%
Archer-Daniels-Midland Co.	(136)	(5,549)
Brown-Forman Corp., Class B	(122)	(6,762)
Constellation Brands, Inc., Class A	(27)	(5,317)
Hormel Foods Corp.	(131)	(5,311)
Lamb Weston Holdings, Inc.	(36)	(2,281)
Molson Coors Brewing Co., Class B	(54)	(3,024)
Monster Beverage Corp.*	(134)	(8,553)
Tyson Foods, Inc., Class A	(89)	(7,186)

		(43,983)

Health Care Equipment & Services — (5.2)%
Abbott Laboratories	(227)	(19,091)
ABIOMED, Inc.*	(11)	(2,865)
Align Technology, Inc.*	(19)	(5,200)
Baxter International, Inc.	(124)	(10,156)
Becton Dickinson and Co.	(66)	(16,633)
Boston Scientific Corp.*	(348)	(14,957)
Cerner Corp.	(41)	(3,005)
Cigna Corp.	(95)	(14,967)
Cooper Cos., Inc. (The)	(12)	(4,043)
DaVita, Inc.*	(41)	(2,307)
DENTSPLY SIRONA, Inc.	(57)	(3,327)
Edwards Lifesciences Corp.*	(52)	(9,607)
Hologic, Inc.*	(69)	(3,313)
IDEXX Laboratories, Inc.*	(22)	(6,057)
Intuitive Surgical, Inc.*	(27)	(14,163)
ResMed, Inc.	(36)	(4,393)
Teleflex, Inc.	(11)	(3,643)
Varian Medical Systems, Inc.*	(23)	(3,131)
WellCare Health Plans, Inc.*	(12)	(3,421)
Zimmer Biomet Holdings, Inc.	(50)	(5,887)

		(150,166)

Household & Personal Products — (0.1)%
Coty, Inc., Class A	(189)	(2,533)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (0.3)%
Everest Re Group Ltd. (Bermuda)	(10)	$(2,472)
Lincoln National Corp.	(5)	(322)
MetLife, Inc.	(90)	(4,470)
Unum Group	(52)	(1,745)

		(9,009)

Materials — (3.3)%
Air Products & Chemicals, Inc.	(54)	(12,224)
Albemarle Corp.	(26)	(1,831)
Celanese Corp.	(32)	(3,450)
Ecolab, Inc.	(19)	(3,751)
FMC Corp.	(33)	(2,737)
Freeport-McMoRan, Inc.	(358)	(4,156)
International Flavors & Fragrances, Inc.	(28)	(4,063)
Linde PLC (Ireland)	(101)	(20,281)
LyondellBasell Industries NV, Class A (Netherlands)	(93)	(8,010)
Martin Marietta Materials, Inc.	(14)	(3,222)
Mosaic Co. (The)	(93)	(2,328)
Newmont Goldcorp Corp.	(133)	(5,117)
PPG Industries, Inc.	(58)	(6,769)
Sherwin-Williams Co. (The)	(23)	(10,541)
Vulcan Materials Co.	(32)	(4,394)
Westrock Co.	(62)	(2,261)

		(95,135)

Media & Entertainment — (1.2)%
Charter Communications, Inc., Class A*	(14)	(5,533)
Electronic Arts, Inc.*	(73)	(7,392)
Netflix, Inc.*	(29)	(10,652)
Take-Two Interactive Software, Inc.*	(29)	(3,292)
TripAdvisor, Inc.*	(35)	(1,620)
Twitter, Inc.*	(190)	(6,631)

		(35,120)

Pharmaceuticals, Biotechnology & Life Sciences — (1.9)%
Agilent Technologies, Inc.	(79)	(5,899)
Illumina, Inc.*	(36)	(13,253)
Incyte Corp.*	(55)	(4,673)
IQVIA Holdings, Inc.*	(51)	(8,206)
Mettler-Toledo International, Inc.*	(6)	(5,040)
Mylan NV (Netherlands)*	(127)	(2,418)
Nektar Therapeutics*	(43)	(1,530)
PerkinElmer, Inc.	(27)	(2,601)

See accompanying Notes to the Quarterly Portfolio of Investments.

53

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Vertex Pharmaceuticals, Inc.*	(66)	$(12,103)

		(55,723)

Real Estate — (3.2)%
American Tower Corp., REIT	(105)	(21,467)
Crown Castle International Corp., REIT	(105)	(13,687)
Digital Realty Trust, Inc., REIT	(51)	(6,007)
Equinix, Inc., REIT	(20)	(10,086)
Essex Property Trust, Inc., REIT	(3)	(876)
Federal Realty Investment Trust, REIT	(7)	(901)
HCP, Inc., REIT	(118)	(3,774)
Iron Mountain, Inc., REIT	(72)	(2,254)
Kimco Realty Corp., REIT	(105)	(1,940)
Public Storage, REIT	(27)	(6,431)
Regency Centers Corp., REIT	(3)	(200)
SBA Communications Corp., REIT*	(29)	(6,520)
Simon Property Group, Inc., REIT	(75)	(11,982)
Weyerhaeuser Co., REIT	(182)	(4,794)

		(90,919)

Retailing — (0.6)%
Advance Auto Parts, Inc.	(18)	(2,775)
CarMax, Inc.*	(37)	(3,213)
Expedia Group, Inc.	(40)	(5,321)
Genuine Parts Co.	(35)	(3,625)
Tractor Supply Co.	(30)	(3,264)

		(18,198)

Semiconductors & Semiconductor Equipment — (2.9)%
Advanced Micro Devices, Inc.*	(300)	(9,111)
Analog Devices, Inc.	(89)	(10,046)
Broadcom, Inc.	(45)	(12,954)
KLA-Tencor Corp.	(38)	(4,492)
Maxim Integrated Products, Inc.	(70)	(4,187)
Micron Technology, Inc.*	(82)	(3,164)
NVIDIA Corp.	(157)	(25,784)
QUALCOMM, Inc.	(30)	(2,282)
Texas Instruments, Inc.	(111)	(12,738)

		(84,758)

Software & Services — (2.3)%
Adobe, Inc.*	(42)	(12,375)
Akamai Technologies, Inc.*	(40)	(3,206)
ANSYS, Inc.*	(19)	(3,892)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Autodesk, Inc.*	(54)	$(8,797)
Citrix Systems, Inc.	(14)	(1,374)
Fidelity National Information Services, Inc.	(43)	(5,275)
Fiserv, Inc.*	(19)	(1,732)
Fortinet, Inc.*	(43)	(3,304)
Gartner, Inc.*	(23)	(3,702)
Jack Henry & Associates, Inc.	(19)	(2,544)
Red Hat, Inc.*	(23)	(4,318)
salesforce.com, Inc.*	(39)	(5,917)
Symantec Corp.	(160)	(3,482)
VeriSign, Inc.*	(30)	(6,275)

		(66,193)

Technology Hardware & Equipment — (0.5)%
Corning, Inc.	(191)	(6,347)
FLIR Systems, Inc.	(34)	(1,839)
IPG Photonics Corp.*	(14)	(2,160)
Western Digital Corp.	(71)	(3,376)

		(13,722)

Transportation — (0.7)%
Alaska Air Group, Inc.	(30)	(1,917)
American Airlines Group, Inc.	(108)	(3,522)
JB Hunt Transport Services, Inc.	(27)	(2,468)
United Airlines Holdings, Inc.*	(67)	(5,866)
United Parcel Service, Inc., Class B	(62)	(6,403)

		(20,176)

Utilities — (6.7)%
Alliant Energy Corp.	(60)	(2,945)
Ameren Corp.	(61)	(4,582)
American Electric Power Co., Inc.	(124)	(10,913)
American Water Works Co., Inc.	(46)	(5,336)
Atmos Energy Corp.	(30)	(3,167)
CenterPoint Energy, Inc.	(124)	(3,550)
CMS Energy Corp.	(71)	(4,112)
Consolidated Edison, Inc.	(82)	(7,190)
Dominion Energy, Inc.	(198)	(15,309)
DTE Energy Co.	(23)	(2,941)
Duke Energy Corp.	(180)	(15,883)
Edison International	(81)	(5,460)
Entergy Corp.	(47)	(4,838)
Evergy, Inc.	(60)	(3,609)
Eversource Energy	(79)	(5,985)
Exelon Corp.	(241)	(11,554)

See accompanying Notes to the Quarterly Portfolio of Investments.

54

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Concluded)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
FirstEnergy Corp.	(129)	$(5,522)
NextEra Energy, Inc.	(120)	(24,583)
NiSource, Inc.	(93)	(2,678)
Pinnacle West Capital Corp.	(28)	(2,635)
PPL Corp.	(178)	(5,520)
Public Service Enterprise Group, Inc.	(123)	(7,235)
Sempra Energy	(68)	(9,346)
Southern Co. (The)	(252)	(13,931)
WEC Energy Group, Inc.	(77)	(6,419)
Xcel Energy, Inc.	(127)	(7,555)

		(192,798)

TOTAL COMMON STOCKS (Proceeds $1,179,265)		(1,213,811)

TOTAL SECURITIES SOLD SHORT - (42.1)%		(1,213,811)

(Proceeds $1,179,265)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		35,476

NET ASSETS - 100.0%		$2,881,747

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2019, the market value of securities on loan was $86,183.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

55

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.4%
Automobiles & Components — 0.1%
Aptiv PLC (Jersey)	5	$404
BorgWarner, Inc.	4	168
Ford Motor Co.	82	839
General Motors Co.	29	1,117
Harley-Davidson, Inc.	4	143

		2,671

Banks — 0.6%
Bank of America Corp.	142	4,118
BB&T Corp.	12	590
Citigroup, Inc.	34	2,381
Citizens Financial Group, Inc.	9	318
Comerica, Inc.	3	218
Fifth Third Bancorp	11	307
First Republic Bank	3	293
Huntington Bancshares, Inc.	20	276
JPMorgan Chase & Co.	68	7,602
KeyCorp.	15	266
M&T Bank Corp.	2	340
People’s United Financial, Inc.	7	117
PNC Financial Services Group, Inc. (The)	7	961
Regions Financial Corp.	17	254
SunTrust Banks, Inc.	10	629
SVB Financial Group*	1	225
US Bancorp	24	1,258
Wells Fargo & Co.	71	3,360
Zions Bancorp NA	3	138

		23,651

Capital Goods — 8.7%
3M Co.	64	11,094
A.O. Smith Corp.	3	141
Allegion PLC (Ireland)	2	221
AMETEK, Inc.	4	363
Arconic, Inc.	214	5,525
Boeing Co. (The)	11	4,004
Caterpillar, Inc.	12	1,635
Cummins, Inc.	91	15,592
Deere & Co.	5	829
Dover Corp.	69	6,914
Eaton Corp. PLC (Ireland)	244	20,320
Emerson Electric Co.	12	801
Fastenal Co.	12	391
Flowserve Corp.	2	105
Fortive Corp.	202	16,467

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Fortune Brands Home & Security, Inc.	4	$229
General Dynamics Corp.	7	1,273
General Electric Co.	126	1,323
Honeywell International, Inc.	417	72,804
Huntington Ingalls Industries, Inc.	1	225
Illinois Tool Works, Inc.	7	1,056
Ingersoll-Rand PLC (Ireland)	133	16,847
Jacobs Engineering Group, Inc.	3	253
Johnson Controls International PLC (Ireland)	517	21,357
L3 Technologies, Inc.	46	11,278
L3Harris Technologies, Inc.	68	12,861
Lockheed Martin Corp.	163	59,257
Masco Corp.	39	1,530
Northrop Grumman Corp.	4	1,292
PACCAR, Inc.	5	358
Parker-Hannifin Corp.	3	510
Pentair PLC (Ireland)	3	112
Quanta Services, Inc.	3	115
Raytheon Co.	155	26,951
Rockwell Automation, Inc.	2	328
Roper Technologies, Inc.	2	733
Snap-on, Inc.	32	5,300
Stanley Black & Decker, Inc.	3	434
Textron, Inc.	4	212
TransDigm Group, Inc.*	2	968
United Rentals, Inc.*	2	265
United Technologies Corp.	18	2,344
Wabtec Corp.	4	287
WW Grainger, Inc.	1	268
Xylem, Inc.	3	251

		325,423

Commercial & Professional Services — 0.2%
Cintas Corp.	2	475
Copart, Inc.*	4	299
Equifax, Inc.	2	270
IHS Markit Ltd. (Bermuda)*	6	382
Nielsen Holdings PLC (United Kingdom)	7	158
Republic Services, Inc.	6	520
Robert Half International, Inc.	69	3,934
Rollins, Inc.	6	215
Verisk Analytics, Inc.	3	439

See accompanying Notes to the Quarterly Portfolio of Investments.

56

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Waste Management, Inc.	8	$923

		7,615

Consumer Durables & Apparel — 1.7%
Capri Holdings Ltd. (British Virgin Islands)*	89	3,087
DR Horton, Inc.	6	259
Garmin Ltd. (Switzerland)	110	8,778
Hanesbrands, Inc.	208	3,582
Hasbro, Inc.	73	7,715
Leggett & Platt, Inc.	3	115
Lennar Corp., Class A	46	2,229
Mohawk Industries, Inc.*	1	147
Newell Brands, Inc.	8	123
NIKE, Inc., Class B	32	2,686
PulteGroup, Inc.	5	158
PVH Corp.	44	4,164
Ralph Lauren Corp.	45	5,112
Tapestry, Inc.	167	5,299
Under Armour, Inc., Class C*	8	178
VF Corp.	229	20,003
Whirlpool Corp.	2	285

		63,920

Consumer Services — 0.8%
Carnival Corp. (Panama)	15	698
Chipotle Mexican Grill, Inc.*	2	1,466
Darden Restaurants, Inc.	3	365
H&R Block, Inc.	28	820
Hilton Worldwide Holdings, Inc.	6	586
Marriott International, Inc., Class A	6	842
McDonald’s Corp.	15	3,115
MGM Resorts International	8	229
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	5	268
Royal Caribbean Cruises Ltd. (Liberia)	5	606
Starbucks Corp.	19	1,593
Wynn Resorts Ltd.	2	248
Yum! Brands, Inc.	152	16,822

		27,658

Diversified Financials — 2.8%
Affiliated Managers Group, Inc.	32	2,948
American Express Co.	251	30,983
Ameriprise Financial, Inc.	2	290

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Bank of New York Mellon Corp. (The)	14	$618
Berkshire Hathaway, Inc., Class B*	53	11,298
BlackRock, Inc.	46	21,588
Capital One Financial Corp.	7	635
Cboe Global Markets, Inc.	2	207
Charles Schwab Corp. (The)	19	764
CME Group, Inc.	7	1,359
Discover Financial Services	7	543
E*TRADE Financial Corp.	4	178
Franklin Resources, Inc.	133	4,628
Goldman Sachs Group, Inc. (The)	11	2,251
Intercontinental Exchange, Inc.	11	945
Invesco Ltd. (Bermuda)	237	4,849
Jefferies Financial Group, Inc.	43	827
Moody’s Corp.	5	977
Morgan Stanley	26	1,139
MSCI, Inc.	1	239
Nasdaq, Inc.	3	289
Northern Trust Corp.	4	360
Raymond James Financial, Inc.	2	169
S&P Global, Inc.	6	1,367
State Street Corp.	7	392
Synchrony Financial	14	485
T Rowe Price Group, Inc.	137	15,030

		105,358

Energy — 4.5%
Anadarko Petroleum Corp.	10	706
Apache Corp.	7	203
Cabot Oil & Gas Corp.	8	184
Chevron Corp.	335	41,687
Cimarex Energy Co.	1	59
Concho Resources, Inc.	2	206
ConocoPhillips	646	39,406
Devon Energy Corp.	289	8,242
Diamondback Energy, Inc.	2	218
EOG Resources, Inc.	8	745
Exxon Mobil Corp.	499	38,238
Halliburton Co.	18	409
Helmerich & Payne, Inc.	2	101
Hess Corp.	6	381
HollyFrontier Corp.	99	4,582
Kinder Morgan, Inc.	47	981
Marathon Oil Corp.	17	242
Marathon Petroleum Corp.	15	838

See accompanying Notes to the Quarterly Portfolio of Investments.

57

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
National Oilwell Varco, Inc.	8	$178
Noble Energy, Inc.	9	202
Occidental Petroleum Corp.	16	804
ONEOK, Inc.	5	344
Phillips 66	261	24,414
Pioneer Natural Resources Co.	2	308
Schlumberger Ltd. (Curacao)	29	1,152
TechnipFMC PLC (United Kingdom)	9	233
Valero Energy Corp.	29	2,483
Williams Cos., Inc. (The)	18	505

		168,051

Food & Staples Retailing — 3.8%
Costco Wholesale Corp.	7	1,850
Kroger Co. (The)	16	347
Sysco Corp.	296	20,933
Walgreens Boots Alliance, Inc.	529	28,920
Walmart, Inc.	815	90,049

		142,099

Food, Beverage & Tobacco — 5.2%
Altria Group, Inc.	1,069	50,617
Archer-Daniels-Midland Co.	12	490
Brown-Forman Corp., Class B	7	388
Campbell Soup Co.	173	6,932
Coca-Cola Co. (The)	83	4,226
Conagra Brands, Inc.	278	7,373
Constellation Brands, Inc., Class A	4	788
General Mills, Inc.	346	18,172
Hershey Co. (The)	120	16,084
Hormel Foods Corp.	10	405
JM Smucker Co. (The)	66	7,603
Kellogg Co.	7	375
Kraft Heinz Co. (The)	701	21,759
Lamb Weston Holdings, Inc.	3	190
McCormick & Co., Inc., non-voting shares	15	2,325
Molson Coors Brewing Co., Class B	4	224
Mondelez International, Inc., Class A	273	14,715
Monster Beverage Corp.*	8	511
PepsiCo, Inc.	30	3,934
Philip Morris International, Inc.	452	35,496
Tyson Foods, Inc., Class A	8	646

		193,253

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — 3.5%
Abbott Laboratories	34	$2,859
ABIOMED, Inc.*	1	260
Align Technology, Inc.*	1	274
AmerisourceBergen Corp.	4	341
Anthem, Inc.	5	1,411
Baxter International, Inc.	10	819
Becton Dickinson and Co.	4	1,008
Boston Scientific Corp.*	22	946
Cardinal Health, Inc.	172	8,101
Centene Corp.*	238	12,481
Cerner Corp.	5	367
Cigna Corp.	6	945
Cooper Cos., Inc. (The)	2	674
CVS Health Corp.	745	40,595
Danaher Corp.	103	14,721
DaVita, Inc.*	3	169
DENTSPLY SIRONA, Inc.	4	233
Edwards Lifesciences Corp.*	3	554
HCA Healthcare, Inc.	8	1,081
Henry Schein, Inc.*	86	6,011
Hologic, Inc.*	4	192
Humana, Inc.	3	796
IDEXX Laboratories, Inc.*	1	275
Intuitive Surgical, Inc.*	3	1,574
Laboratory Corp. of America Holdings*	33	5,706
McKesson Corp.	5	672
Medtronic PLC (Ireland)	28	2,727
Quest Diagnostics, Inc.	75	7,636
ResMed, Inc.	2	244
Stryker Corp.	6	1,233
Teleflex, Inc.	1	331
UnitedHealth Group, Inc.	49	11,956
Universal Health Services, Inc., Class B	2	261
Varian Medical Systems, Inc.*	2	272
WellCare Health Plans, Inc.*	2	570
Zimmer Biomet Holdings, Inc.	4	471

		128,766

Household & Personal Products — 1.0%
Church & Dwight Co., Inc.	6	438
Clorox Co. (The)	2	306
Colgate-Palmolive Co.	39	2,795
Coty, Inc., Class A	11	147

See accompanying Notes to the Quarterly Portfolio of Investments.

58

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Estee Lauder Cos., Inc. (The), Class A	8	$1,465
Kimberly-Clark Corp.	7	933
Procter & Gamble Co. (The)	295	32,347

		38,431

Insurance — 3.4%
Aflac, Inc.	11	603
Allstate Corp. (The)	8	814
American International Group, Inc.	14	746
Aon PLC (United Kingdom)	139	26,824
Arthur J Gallagher & Co.	107	9,372
Assurant, Inc.	2	213
Chubb Ltd. (Switzerland)	7	1,031
Cincinnati Financial Corp.	94	9,745
Everest Re Group Ltd. (Bermuda)	1	247
Hartford Financial Services Group, Inc. (The)	70	3,900
Lincoln National Corp.	3	193
Loews Corp.	6	328
Marsh & McLennan Cos., Inc.	292	29,127
MetLife, Inc.	14	695
Principal Financial Group, Inc.	4	232
Progressive Corp. (The)	336	26,856
Prudential Financial, Inc.	7	707
Torchmark Corp.	2	179
Travelers Cos., Inc. (The)	4	598
Unum Group	4	134
Willis Towers Watson PLC (Ireland)	75	14,366

		126,910

Materials — 2.8%
Air Products & Chemicals, Inc.	5	1,132
Albemarle Corp.	3	211
Amcor PLC (Jersey)*	232	2,666
Avery Dennison Corp.	47	5,437
Ball Corp.	7	490
Celanese Corp.	2	216
CF Industries Holdings, Inc.	4	187
Corteva, Inc.*	114	3,371
Dow, Inc.	431	21,253
DuPont de Nemours, Inc.	431	32,355
Eastman Chemical Co.	80	6,226
Ecolab, Inc.	5	987
FMC Corp.	2	166
Freeport-McMoRan, Inc.	30	348

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
International Flavors & Fragrances, Inc.	1	$145
International Paper Co.	230	9,964
Linde PLC (Ireland)	7	1,406
LyondellBasell Industries NV, Class A (Netherlands)	7	603
Martin Marietta Materials, Inc.	2	460
Mosaic Co. (The)	8	200
Newmont Goldcorp Corp.	10	385
Nucor Corp.	123	6,777
Packaging Corp. of America	46	4,385
PPG Industries, Inc.	4	467
Sealed Air Corp.	90	3,850
Sherwin-Williams Co. (The)	1	458
Vulcan Materials Co.	2	275
Westrock Co.	6	219

		104,639

Media & Entertainment — 5.6%
Activision Blizzard, Inc.	16	755
Alphabet, Inc., Class A*	91	98,535
CBS Corp., Class B, non-voting shares	215	10,729
Charter Communications, Inc., Class A*	4	1,581
Comcast Corp., Class A	92	3,890
Discovery, Inc., Class A*	14	430
DISH Network Corp., Class A*	57	2,189
Electronic Arts, Inc.*	6	608
Facebook, Inc., Class A*	362	69,866
Fox Corp., Class A	357	13,080
Interpublic Group of Cos., Inc. (The)	8	181
Netflix, Inc.*	6	2,204
News Corp., Class A	13	175
Omnicom Group, Inc.	4	328
Take-Two Interactive Software, Inc.*	1	114
TripAdvisor, Inc.*	2	93
Twitter, Inc.*	12	419
Viacom, Inc., Class B	8	239
Walt Disney Co. (The)	37	5,167

		210,583

Pharmaceuticals, Biotechnology & Life Sciences — 11.6%
AbbVie, Inc.	42	3,054
Agilent Technologies, Inc.	5	373
Alexion Pharmaceuticals, Inc.*	3	393

See accompanying Notes to the Quarterly Portfolio of Investments.

59

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Allergan PLC (Ireland)	6	$1,005
Amgen, Inc.	14	2,580
Biogen, Inc.*	112	26,193
Bristol-Myers Squibb Co.	941	42,674
Celgene Corp.*	403	37,253
Eli Lilly & Co.	559	61,932
Gilead Sciences, Inc.	28	1,892
Illumina, Inc.*	2	736
Incyte Corp.*	3	255
IQVIA Holdings, Inc.*	3	483
Johnson & Johnson	901	125,491
Merck & Co., Inc.	1,345	112,778
Mettler-Toledo International, Inc.*	1	840
Mylan NV (Netherlands)*	9	171
Nektar Therapeutics*	4	142
PerkinElmer, Inc.	2	193
Perrigo Co. PLC (Ireland)	79	3,762
Pfizer, Inc.	120	5,198
Regeneron Pharmaceuticals, Inc.*	2	626
Thermo Fisher Scientific, Inc.	5	1,468
Vertex Pharmaceuticals, Inc.*	3	550
Waters Corp.*	2	430
Zoetis, Inc.	10	1,135

		431,607

Real Estate — 1.3%
Alexandria Real Estate Equities, Inc., REIT	3	423
American Tower Corp., REIT	7	1,431
Apartment Investment & Management Co., Class A, REIT	3	150
AvalonBay Communities, Inc., REIT	3	610
Boston Properties, Inc., REIT	3	387
CBRE Group, Inc., Class A*	194	9,952
Crown Castle International Corp., REIT	5	652
Digital Realty Trust, Inc., REIT	4	471
Duke Realty Corp., REIT	6	190
Equinix, Inc., REIT	1	504
Equity Residential, REIT	6	456
Essex Property Trust, Inc., REIT	1	292
Extra Space Storage, Inc., REIT	2	212
Federal Realty Investment Trust, REIT	2	258

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
HCP, Inc., REIT	7	$224
Host Hotels & Resorts, Inc., REIT	14	255
Iron Mountain, Inc., REIT	5	157
Kimco Realty Corp., REIT	7	129
Macerich Co. (The), REIT	3	100
Mid-America Apartment Communities, Inc., REIT	2	236
Prologis, Inc., REIT	240	19,224
Public Storage, REIT	3	715
Realty Income Corp., REIT	136	9,380
Regency Centers Corp., REIT	3	200
SBA Communications Corp., REIT*	1	225
Simon Property Group, Inc., REIT	6	959
SL Green Realty Corp., REIT	2	161
UDR, Inc., REIT	7	314
Ventas, Inc., REIT	6	410
Vornado Realty Trust, REIT	3	192
Welltower, Inc., REIT	9	734
Weyerhaeuser Co., REIT	15	395

		49,998

Retailing — 10.7%
Advance Auto Parts, Inc.	1	154
Amazon.com, Inc.*	65	123,086
AutoZone, Inc.*	15	16,492
Best Buy Co., Inc.	154	10,738
Booking Holdings, Inc.*	6	11,248
CarMax, Inc.*	3	260
Dollar General Corp.	149	20,139
Dollar Tree, Inc.*	137	14,712
eBay, Inc.	539	21,290
Expedia Group, Inc.	2	266
Foot Locker, Inc.	66	2,767
Gap, Inc. (The)	8	144
Genuine Parts Co.	4	414
Home Depot, Inc. (The)	531	110,432
Kohl’s Corp.	94	4,470
L Brands, Inc.	142	3,706
LKQ Corp.*	48	1,277
Lowe’s Cos., Inc.	17	1,715
Macy’s, Inc.	178	3,820
Nordstrom, Inc.	89	2,836
O’Reilly Automotive, Inc.*	1	369
Ross Stores, Inc.	8	793
Target Corp.	298	25,810

See accompanying Notes to the Quarterly Portfolio of Investments.

60

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Tiffany & Co.	70	$6,555
TJX Cos., Inc. (The)	297	15,705
Tractor Supply Co.	2	218
Ulta Beauty, Inc.*	2	694

		400,110

Semiconductors & Semiconductor Equipment — 1.6%
Advanced Micro Devices, Inc.*	20	607
Analog Devices, Inc.	7	790
Applied Materials, Inc.	530	23,802
Broadcom, Inc.	5	1,439
Intel Corp.	93	4,452
KLA-Tencor Corp.	4	473
Lam Research Corp.	90	16,906
Maxim Integrated Products, Inc.	4	239
Microchip Technology, Inc.	4	347
Micron Technology, Inc.*	25	965
NVIDIA Corp.	8	1,314
Qorvo, Inc.*	69	4,596
QUALCOMM, Inc.	25	1,902
Skyworks Solutions, Inc.	4	309
Texas Instruments, Inc.	20	2,295
Xilinx, Inc.	4	472

		60,908

Software & Services — 12.6%
Accenture PLC, Class A (Ireland)	367	67,811
Adobe, Inc.*	7	2,063
Akamai Technologies, Inc.*	3	240
Alliance Data Systems Corp.	31	4,344
ANSYS, Inc.*	2	410
Autodesk, Inc.*	3	489
Automatic Data Processing, Inc.	196	32,405
Broadridge Financial Solutions, Inc.	4	511
Cadence Design Systems, Inc.*	5	354
Citrix Systems, Inc.	2	196
Cognizant Technology Solutions Corp., Class A	81	5,135
DXC Technology Co.	158	8,714
Fidelity National Information Services, Inc.	6	736
Fiserv, Inc.*	6	547
FleetCor Technologies, Inc.*	2	562
Fortinet, Inc.*	2	154
Gartner, Inc.*	2	322
Global Payments, Inc.	2	320

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
International Business Machines Corp.	510	$70,329
Intuit, Inc.	16	4,181
Jack Henry & Associates, Inc.	2	268
Mastercard, Inc., Class A	16	4,232
Microsoft Corp.	419	56,129
Oracle Corp.	1,787	101,805
Paychex, Inc.	207	17,034
PayPal Holdings, Inc.*	641	73,369
Red Hat, Inc.*	2	376
salesforce.com, Inc.*	11	1,669
Symantec Corp.	11	239
Synopsys, Inc.*	3	386
Total System Services, Inc.	3	385
VeriSign, Inc.*	2	418
Visa, Inc., Class A	46	7,983
Western Union Co. (The)	249	4,953

		469,069

Technology Hardware & Equipment — 10.4%
Amphenol Corp., Class A	145	13,911
Apple, Inc.	1,075	212,764
Arista Networks, Inc.*	1	260
Cisco Systems, Inc.	1,803	98,678
Corning, Inc.	16	532
F5 Networks, Inc.*	35	5,097
FLIR Systems, Inc.	2	108
Hewlett Packard Enterprise Co.	28	419
HP, Inc.	882	18,337
IPG Photonics Corp.*	1	154
Juniper Networks, Inc.	7	186
Keysight Technologies, Inc.*	3	269
Motorola Solutions, Inc.	95	15,839
NetApp, Inc.	138	8,515
Seagate Technology PLC (Ireland)	7	330
TE Connectivity Ltd. (Switzerland)	89	8,524
Western Digital Corp.	6	285
Xerox Corp.	138	4,887

		389,095

Telecommunication Services — 4.2%
AT&T, Inc.	1,864	62,463
CenturyLink, Inc.	627	7,374
Verizon Communications, Inc.	1,539	87,923

		157,760

See accompanying Notes to the Quarterly Portfolio of Investments.

61

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Concluded)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 1.8%
Alaska Air Group, Inc.	2	$128
American Airlines Group, Inc.	9	293
CH Robinson Worldwide, Inc.	2	169
CSX Corp.	468	36,209
Delta Air Lines, Inc.	13	738
Expeditors International of Washington, Inc.	3	228
FedEx Corp.	130	21,345
JB Hunt Transport Services, Inc.	3	274
Kansas City Southern	2	244
Norfolk Southern Corp.	6	1,196
Southwest Airlines Co.	11	559
Union Pacific Corp.	14	2,368
United Airlines Holdings, Inc.*	6	525
United Parcel Service, Inc., Class B	18	1,859

		66,135

Utilities — 0.5%
AES Corp.	95	1,592
Alliant Energy Corp.	4	196
Ameren Corp.	4	300
American Electric Power Co., Inc.	7	616
American Water Works Co., Inc.	2	232
Atmos Energy Corp.	1	106
CenterPoint Energy, Inc.	8	229
CMS Energy Corp.	4	232
Consolidated Edison, Inc.	4	351
Dominion Energy, Inc.	12	928
DTE Energy Co.	3	384
Duke Energy Corp.	11	971

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Edison International	4	$270
Entergy Corp.	3	309
Evergy, Inc.	5	301
Eversource Energy	5	379
Exelon Corp.	14	671
FirstEnergy Corp.	11	471
NextEra Energy, Inc.	6	1,229
NiSource, Inc.	6	173
NRG Energy, Inc.	154	5,408
Pinnacle West Capital Corp.	2	188
PPL Corp.	11	341
Public Service Enterprise Group, Inc.	10	588
Sempra Energy	3	412
Southern Co. (The)	22	1,216
WEC Energy Group, Inc.	7	584
Xcel Energy, Inc.	8	476

		19,153

TOTAL COMMON STOCKS - 99.4% (Cost $3,341,988)		3,712,863

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		22,917

NET ASSETS - 100.0%		$3,735,780

*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

62

GOTHAM MASTER INDEX PLUS FUND

Portfolio of Investments

June 30, 2019

(Unaudited)

	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 103.4%
Gotham Enhanced Index Plus Fund	26,310	$319,136
Gotham Enhanced S&P 500 Index Fund	27,388	318,792
Gotham Index Plus All-Cap Fund	30,191	319,728
Gotham Index Plus Fund	21,478	318,308

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $1,247,594)		1,275,964

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.4)%		(42,206)

NET ASSETS - 100.0%		$1,233,758

(a)	All affiliated fund investments are in Institutional Class shares. The Schedule of Investments of the affiliated funds accompany this report.

See accompanying Notes to the Quarterly Portfolio of Investments.

63

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments

June 30, 2019

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Gotham Index Plus Fund (“Index Plus”), Gotham Index Plus All-Cap Fund (“Index Plus All-Cap”), Gotham Enhanced Index Plus Fund (“Enhanced Index Plus”), Gotham Enhanced 500 Plus Fund (formerly, Gotham Enhanced 500 Core Fund) (“Enhanced 500 Plus”), Gotham Enhanced S&P 500 Index Fund (“Enhanced S&P 500 Index”) and Gotham Master Index Plus Fund (“Master Index Plus”) (each a “Fund” and collectively the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Gotham Asset Management LLC (“the Adviser”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security, asset or liability will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for a common stock security with end of period value of $71 and $74, held by Index Plus All-Cap and Enhanced Index Plus, respectively. These securities are considered Level 2 as of and for the period ended June 30, 2019.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

64

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

For fair valuations using significant unobservable inputs, the U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended June 30, 2019, there were no transfers in or out of Level 3 for the Funds.

Short Sales — All Funds except for Enhanced S&P 500 Index may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Security and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

Securities Lending — All Funds except for Enhanced S&P 500 Index may lend securities to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. During the period ended June 30, 2019, the following Funds had securities lending programs and at June 30, 2019, the market value of securities on loan and cash collateral received were as follows:

	Market Value of Securities Loaned	Cash Collateral Received	Market Value of Non-cash Collateral
Index Plus	$170,461,184	$172,697,787	$—
Enhanced Index Plus	309,803	21,083	294,008
Enhanced 500 Plus	86,183	—	87,242

65

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

June 30, 2019

(Unaudited)

B. Federal Tax Cost

As of the June 30, 2019, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Index Plus	$1,332,974,754	$132,319,683	$(22,308,645)	$110,011,038
Index Plus All-Cap	3,825,893	604,102	(227,958)	376,144
Enhanced Index Plus	4,274,632	565,495	(125,997)	439,498
Enhanced 500 Plus	3,740,667	411,229	(126,360)	284,869
Enhanced S&P 500 Index	3,341,988	430,653	(59,778)	370,875
Master Index Plus	1,247,594	59,361	(30,991)	28,370

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

66

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments

June 30, 2019

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 143.0%
COMMON STOCKS — 143.0%
Automobiles & Components — 0.2%
BorgWarner, Inc.	697	$29,260

Banks — 0.6%
SunTrust Banks, Inc.†	1,464	92,012

Capital Goods — 16.4%
3M Co.	1,043	180,794
Cummins, Inc.†	733	125,592
Dover Corp.†	669	67,034
Eaton Corp. PLC (Ireland)†	1,976	164,561
Fastenal Co.	799	26,039
Flowserve Corp.	149	7,851
Fortive Corp.†	1,507	122,851
General Dynamics Corp.†	647	117,638
Honeywell International, Inc.†	2,917	509,279
Illinois Tool Works, Inc.†	96	14,478
Ingersoll-Rand PLC (Ireland)†	1,121	141,997
Johnson Controls International PLC (Ireland)	3,868	159,787
L3 Technologies, Inc.†	341	83,603
L3Harris Technologies, Inc.†	505	95,511
Lockheed Martin Corp.†	929	337,729
Masco Corp.†	203	7,966
Parker-Hannifin Corp.	392	66,644
Raytheon Co.†	1,245	216,481
Roper Technologies, Inc.	7	2,564
Snap-on, Inc.	238	39,422

		2,487,821

Commercial & Professional Services — 1.8%
Cintas Corp.	16	3,797
Republic Services, Inc.†	1,264	109,513
Robert Half International, Inc.†	554	31,583
Waste Management, Inc.†	1,140	131,522

		276,415

Consumer Durables & Apparel — 3.1%
Capri Holdings Ltd. (British Virgin Islands)*	699	24,241
Garmin Ltd. (Switzerland)†	861	68,708
Hanesbrands, Inc.	1,578	27,173
Hasbro, Inc.†	540	57,067
Newell Brands, Inc.	2,023	31,195
PVH Corp.	322	30,474
Ralph Lauren Corp.	335	38,053
Tapestry, Inc.	1,257	39,885

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
VF Corp.†	1,748	$152,688

		469,484

Consumer Services — 1.4%
McDonald’s Corp.†	286	59,391
Yum! Brands, Inc.†	1,377	152,392

		211,783

Diversified Financials — 6.8%
Affiliated Managers Group, Inc.	246	22,666
American Express Co.†	1,760	217,254
Berkshire Hathaway, Inc., Class B†*	195	41,568
BlackRock, Inc.†	496	232,773
Discover Financial Services†	1,435	111,342
Franklin Resources, Inc.†	2,175	75,690
Goldman Sachs Group, Inc. (The)†	65	13,299
Invesco Ltd. (Bermuda)	1,876	38,383
Moody’s Corp.†	293	57,226
Nasdaq, Inc.	61	5,866
S&P Global, Inc.	405	92,255
T Rowe Price Group, Inc.†	1,106	121,339

		1,029,661

Energy — 7.6%
Cabot Oil & Gas Corp.	1,773	40,708
Chevron Corp.†	2,226	277,003
ConocoPhillips†	4,320	263,520
Devon Energy Corp.†	2,349	66,993
HollyFrontier Corp.	795	36,792
Kinder Morgan, Inc.†	4,643	96,946
Marathon Oil Corp.	1,799	25,564
Phillips 66†	2,151	201,204
Valero Energy Corp.†	1,701	145,623

		1,154,353

Food & Staples Retailing — 4.3%
Sysco Corp.†	2,373	167,818
Walgreens Boots Alliance, Inc.†	4,171	228,028
Walmart, Inc.†	2,291	253,132

		648,978

Food, Beverage & Tobacco — 8.3%
Altria Group, Inc.†	4,965	235,093
Campbell Soup Co.	1,289	51,650
Conagra Brands, Inc.	1,457	38,640
General Mills, Inc.†	2,708	142,224
Hershey Co. (The)†	914	122,503
JM Smucker Co. (The)	477	54,946

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Kellogg Co.	839	$44,945
Kraft Heinz Co. (The)†	5,221	162,060
McCormick & Co., Inc., non-voting shares†	335	51,928
Mondelez International, Inc., Class A†	3,091	166,605
PepsiCo, Inc.†	298	39,077
Philip Morris International, Inc.†	1,975	155,097
Tyson Foods, Inc., Class A	20	1,615

		1,266,383

Health Care Equipment & Services — 7.6%
AmerisourceBergen Corp.	463	39,475
Anthem, Inc.	2	564
Cardinal Health, Inc.†	1,368	64,433
Centene Corp.†*	1,769	92,766
CVS Health Corp.†	5,546	302,202
HCA Healthcare, Inc.†	165	22,303
Henry Schein, Inc.*	639	44,666
Humana, Inc.†	526	139,548
Laboratory Corp. of America Holdings†*	468	80,917
McKesson Corp.†	756	101,599
Medtronic PLC (Ireland)	467	45,481
Quest Diagnostics, Inc.†	355	36,143
UnitedHealth Group, Inc.†	552	134,694
Universal Health Services, Inc., Class B	321	41,855

		1,146,646

Household & Personal Products — 2.8%
Church & Dwight Co., Inc.†	2	146
Colgate-Palmolive Co.†	1,658	118,829
Estee Lauder Cos., Inc. (The), Class A†	885	162,052
Kimberly-Clark Corp.	6	800
Procter & Gamble Co. (The)†	1,285	140,900

		422,727

Insurance — 7.8%
Aflac, Inc.	371	20,335
Allstate Corp. (The)†	1,168	118,774
Aon PLC (United Kingdom)†	1,036	199,927
Arthur J Gallagher & Co.	794	69,546
Cincinnati Financial Corp.	698	72,362
Hartford Financial Services Group, Inc. (The)†	789	43,963

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Loews Corp.	1,044	$57,075
Marsh & McLennan Cos., Inc.†	2,298	229,226
Progressive Corp. (The)†	2,500	199,825
Travelers Cos., Inc. (The)	481	71,919
Willis Towers Watson PLC (Ireland)	554	106,113

		1,189,065

Materials — 5.3%
Avery Dennison Corp.†	397	45,925
Corteva, Inc.*	3,207	94,831
Dow, Inc.†	3,207	158,137
DuPont de Nemours, Inc.†	3,207	240,749
Eastman Chemical Co.†	641	49,889
International Paper Co.†	1,848	80,055
Nucor Corp.†	1,305	71,906
Packaging Corp. of America	429	40,892
Sealed Air Corp.	686	29,347

		811,731

Media & Entertainment — 3.6%
Activision Blizzard, Inc.†	2,740	129,328
CBS Corp., Class B, non-voting shares	1,598	79,740
Discovery, Inc., Class A†*	699	21,459
DISH Network Corp., Class A†*	1,751	67,256
Fox Corp., Class A	2,658	97,389
News Corp., Class A	1,947	26,265
Omnicom Group, Inc.†	956	78,344
Viacom, Inc., Class B†	1,346	40,205

		539,986

Pharmaceuticals, Biotechnology & Life Sciences — 14.6%
AbbVie, Inc.	1,033	75,120
Amgen, Inc.†	243	44,780
Biogen, Inc.†*	845	197,620
Bristol-Myers Squibb Co.†	7,216	327,246
Celgene Corp.†*	3,187	294,606
Eli Lilly & Co.†	3,555	393,858
Gilead Sciences, Inc.†	1,447	97,759
Johnson & Johnson†	2,270	316,166
Merck & Co., Inc.†	4,944	414,554
Perrigo Co. PLC (Ireland)	582	27,715
Waters Corp.*	155	33,362

		2,222,786

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — 3.8%
Alexandria Real Estate Equities, Inc.,
REIT	476	$67,159
CBRE Group, Inc., Class A†*	1,489	76,386
Duke Realty Corp., REIT	48	1,517
Equity Residential, REIT†	281	21,334
Prologis, Inc., REIT	1,866	149,467
Realty Income Corp., REIT†	1,346	92,834
UDR, Inc., REIT†	1,206	54,137
Welltower, Inc., REIT†	1,397	113,897

		576,731

Retailing — 12.2%
Amazon.com, Inc.*	4	7,575
AutoZone, Inc.†*	107	117,643
Best Buy Co., Inc.†	1,144	79,771
Dollar General Corp.†	1,107	149,622
Dollar Tree, Inc.*	1,018	109,323
eBay, Inc.†	4,391	173,444
Foot Locker, Inc.	485	20,331
Gap, Inc. (The)	80	1,438
Home Depot, Inc. (The)	2,040	424,259
Kohl’s Corp.†	694	33,000
L Brands, Inc.	1,182	30,850
LKQ Corp.*	1,344	35,764
Macy’s, Inc.	1,323	28,392
Nordstrom, Inc.	663	21,123
Ross Stores, Inc.	930	92,182
Target Corp.	2,215	191,841
Tiffany & Co.	520	48,693
TJX Cos., Inc. (The)†	3,735	197,507
Ulta Beauty, Inc.*	245	84,988

		1,847,746

Semiconductors & Semiconductor Equipment — 3.3%
Applied Materials, Inc.†	4,402	197,694
Lam Research Corp.†	731	137,311
Qorvo, Inc.*	515	34,304
Skyworks Solutions, Inc.†	763	58,957
Xilinx, Inc.†	571	67,332

		495,598

Software & Services — 14.2%
Accenture PLC, Class A (Ireland)†	2,393	442,155
Alliance Data Systems Corp.	227	31,810
Automatic Data Processing, Inc.†	1,363	225,345
Broadridge Financial Solutions, Inc.	306	39,070

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
DXC Technology Co.†	1,283	$70,757
FleetCor Technologies, Inc.*	337	94,646
International Business Machines Corp.†	3,360	463,344
Intuit, Inc.†	648	169,342
Oracle Corp.†	5,748	327,464
Paychex, Inc.†	1,540	126,727
PayPal Holdings, Inc.†*	1,107	126,707
Western Union Co. (The)	2,023	40,237

		2,157,604

Technology Hardware & Equipment — 9.7%
Amphenol Corp., Class A†	1,343	128,847
Apple, Inc.†	2,290	453,237
Cisco Systems, Inc.†	6,062	331,773
F5 Networks, Inc.*	255	37,136
HP, Inc.†	7,221	150,125
Motorola Solutions, Inc.†	746	124,381
NetApp, Inc.	1,035	63,860
Seagate Technology PLC (Ireland)	41	1,932
TE Connectivity Ltd. (Switzerland)†	1,469	140,701
Xerox Corp.	1,119	39,624

		1,471,616

Telecommunication Services — 3.9%
AT&T, Inc.	6,717	225,087
CenturyLink, Inc.†	4,931	57,989
Verizon Communications, Inc.†	5,473	312,672

		595,748

Transportation — 3.4%
CH Robinson Worldwide, Inc.	364	30,703
CSX Corp.†	3,393	262,516
Expeditors International of Washington, Inc.	732	55,530
FedEx Corp.	701	115,097
Norfolk Southern Corp.	288	57,407

		521,253

Utilities — 0.3%
NRG Energy, Inc.†	1,371	48,150

TOTAL COMMON STOCKS (Cost $20,088,161)		21,713,537

TOTAL LONG POSITIONS - 143.0%		21,713,537

(Cost $20,088,161)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
SHORT POSITIONS — (83.1)%
COMMON STOCKS — (83.1)%
Automobiles & Components — (0.9)%
Ford Motor Co.	(10,184)	$(104,182)
General Motors Co.	(678)	(26,123)
Harley-Davidson, Inc.	(404)	(14,475)

		(144,780)

Banks — (0.7)%
BB&T Corp.	(1,277)	(62,739)
Fifth Third Bancorp	(301)	(8,398)
KeyCorp.	(1,095)	(19,436)
Regions Financial Corp.	(909)	(13,581)
Zions Bancorp NA	(14)	(644)

		(104,798)

Capital Goods — (7.5)%
A.O. Smith Corp.	(406)	(19,147)
Boeing Co. (The)	(714)	(259,903)
Deere & Co.	(785)	(130,082)
Emerson Electric Co.	(828)	(55,244)
Fortune Brands Home & Security, Inc.	(347)	(19,824)
General Electric Co.	(16,171)	(169,796)
Jacobs Engineering Group, Inc.	(356)	(30,043)
Northrop Grumman Corp.	(304)	(98,226)
Pentair PLC (Ireland)	(426)	(15,847)
Quanta Services, Inc.	(352)	(13,443)
Rockwell Automation, Inc.	(306)	(50,132)
Stanley Black & Decker, Inc.	(376)	(54,373)
TransDigm Group, Inc.*	(131)	(63,378)
United Technologies Corp.	(766)	(99,733)
Wabtec Corp.	(403)	(28,919)
Xylem, Inc.	(446)	(37,304)

		(1,145,394)

Commercial & Professional Services — (0.7)%
Equifax, Inc.	(319)	(43,142)
IHS Markit Ltd. (Bermuda)*	(301)	(19,180)
Nielsen Holdings PLC (United
Kingdom)	(881)	(19,911)
Rollins, Inc.	(865)	(31,028)

		(113,261)

Consumer Durables & Apparel — (1.8)%
DR Horton, Inc.	(995)	(42,914)
Leggett & Platt, Inc.	(325)	(12,470)
Mohawk Industries, Inc.*	(187)	(27,577)
NIKE, Inc., Class B	(1,655)	(138,937)
PulteGroup, Inc.	(720)	(22,766)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Whirlpool Corp.	(157)	$(22,351)

		(267,015)

Consumer Services — (2.6)%
Carnival Corp. (Panama)	(1,713)	(79,740)
Chipotle Mexican Grill, Inc.*	(46)	(33,712)
Marriott International, Inc., Class A	(795)	(111,531)
MGM Resorts International	(1,418)	(40,512)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(534)	(28,638)
Royal Caribbean Cruises Ltd. (Liberia)	(552)	(66,908)
Wynn Resorts Ltd.	(287)	(35,585)

		(396,626)

Diversified Financials — (3.0)%
Ameriprise Financial, Inc.	(240)	(34,838)
Bank of New York Mellon Corp. (The)	(2,375)	(104,856)
Cboe Global Markets, Inc.	(294)	(30,467)
CME Group, Inc.	(539)	(104,625)
E*TRADE Financial Corp.	(109)	(4,861)
Morgan Stanley	(3,498)	(153,247)
Raymond James Financial, Inc.	(341)	(28,832)

		(461,726)

Energy — (5.4)%
Anadarko Petroleum Corp.	(1,215)	(85,730)
Apache Corp.	(960)	(27,811)
Cimarex Energy Co.	(252)	(14,951)
Concho Resources, Inc.	(529)	(54,582)
Diamondback Energy, Inc.	(414)	(45,114)
EOG Resources, Inc.	(1,438)	(133,964)
Hess Corp.	(754)	(47,932)
Marathon Petroleum Corp.	(1,724)	(96,337)
National Oilwell Varco, Inc.	(956)	(21,252)
Noble Energy, Inc.	(1,278)	(28,627)
Occidental Petroleum Corp.	(78)	(3,922)
ONEOK, Inc.	(1,086)	(74,728)
Pioneer Natural Resources Co.	(427)	(65,698)
Schlumberger Ltd. (Curacao)	(232)	(9,220)
TechnipFMC PLC (United Kingdom)	(1,135)	(29,442)
Williams Cos., Inc. (The)	(3,069)	(86,055)

		(825,365)

Food, Beverage & Tobacco — (2.5)%
Archer-Daniels-Midland Co.	(1,389)	(56,671)
Brown-Forman Corp., Class B	(1,271)	(70,452)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Constellation Brands, Inc., Class A	(284)	$(55,931)
Hormel Foods Corp.	(1,330)	(53,918)
Lamb Weston Holdings, Inc.	(362)	(22,936)
Molson Coors Brewing Co., Class B	(547)	(30,632)
Monster Beverage Corp.*	(1,329)	(84,830)

		(375,370)

Health Care Equipment & Services — (10.3)%
Abbott Laboratories	(2,566)	(215,801)
ABIOMED, Inc.*	(118)	(30,738)
Align Technology, Inc.*	(197)	(53,919)
Baxter International, Inc.	(1,265)	(103,604)
Becton Dickinson and Co.	(668)	(168,343)
Boston Scientific Corp.*	(3,654)	(157,049)
Cerner Corp.	(270)	(19,791)
Cigna Corp.	(942)	(148,412)
Cooper Cos., Inc. (The)	(125)	(42,111)
DaVita, Inc.*	(412)	(23,179)
DENTSPLY SIRONA, Inc.	(570)	(33,265)
Edwards Lifesciences Corp.*	(552)	(101,977)
Hologic, Inc.*	(713)	(34,238)
IDEXX Laboratories, Inc.*	(228)	(62,775)
Intuitive Surgical, Inc.*	(286)	(150,021)
ResMed, Inc.	(366)	(44,663)
Stryker Corp.	(8)	(1,645)
Teleflex, Inc.	(117)	(38,745)
Varian Medical Systems, Inc.*	(226)	(30,765)
WellCare Health Plans, Inc.*	(124)	(35,349)
Zimmer Biomet Holdings, Inc.	(529)	(62,284)

		(1,558,674)

Household & Personal Products — (0.5)%
Clorox Co. (The)	(311)	(47,617)
Coty, Inc., Class A	(1,983)	(26,572)

		(74,189)

Insurance — (0.5)%
Everest Re Group Ltd. (Bermuda)	(101)	(24,965)
Lincoln National Corp.	(41)	(2,642)
MetLife, Inc.	(639)	(31,739)
Unum Group	(526)	(17,647)

		(76,993)

Materials — (6.2)%
Air Products & Chemicals, Inc.	(579)	(131,068)
Albemarle Corp.	(280)	(19,715)
Ball Corp.	(107)	(7,489)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Celanese Corp.	(314)	$(33,849)
Ecolab, Inc.	(233)	(46,004)
FMC Corp.	(326)	(27,042)
Freeport-McMoRan, Inc.	(3,712)	(43,096)
International Flavors & Fragrances, Inc.	(278)	(40,335)
Linde PLC (Ireland)	(767)	(154,014)
LyondellBasell Industries NV, Class A (Netherlands)	(961)	(82,771)
Martin Marietta Materials, Inc.	(155)	(35,667)
Mosaic Co. (The)	(956)	(23,929)
Newmont Goldcorp Corp.	(1,324)	(50,934)
PPG Industries, Inc.	(586)	(68,392)
Sherwin-Williams Co. (The)	(228)	(104,490)
Vulcan Materials Co.	(327)	(44,900)
Westrock Co.	(648)	(23,633)

		(937,328)

Media & Entertainment — (3.1)%
Charter Communications, Inc., Class A* (167)		(65,995)
Comcast Corp., Class A	(1,614)	(68,240)
Electronic Arts, Inc.*	(740)	(74,932)
Netflix, Inc.*	(377)	(138,480)
Take-Two Interactive Software, Inc.*	(300)	(34,059)
TripAdvisor, Inc.*	(403)	(18,655)
Twitter, Inc.*	(1,912)	(66,729)

		(467,090)

Pharmaceuticals, Biotechnology & Life Sciences — (4.4)%
Agilent Technologies, Inc.	(805)	(60,109)
Allergan PLC (Ireland)	(503)	(84,217)
Illumina, Inc.*	(376)	(138,424)
Incyte Corp.*	(578)	(49,107)
IQVIA Holdings, Inc.*	(534)	(85,921)
Mettler-Toledo International, Inc.*	(53)	(44,520)
Mylan NV (Netherlands)*	(1,280)	(24,371)
Nektar Therapeutics*	(436)	(15,513)
PerkinElmer, Inc.	(274)	(26,397)
Thermo Fisher Scientific, Inc.	(58)	(17,033)
Vertex Pharmaceuticals, Inc.*	(646)	(118,463)

		(664,075)

Real Estate — (5.2)%
American Tower Corp., REIT	(886)	(181,143)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Apartment Investment & Management Co., Class A, REIT	(19)	$(952)
Crown Castle International Corp., REIT	(1,031)	(134,391)
Digital Realty Trust, Inc., REIT	(130)	(15,313)
Equinix, Inc., REIT	(212)	(106,909)
Federal Realty Investment Trust, REIT	(8)	(1,030)
HCP, Inc., REIT	(1,185)	(37,896)
Host Hotels & Resorts, Inc., REIT	(78)	(1,421)
Iron Mountain, Inc., REIT	(757)	(23,694)
Kimco Realty Corp., REIT	(1,097)	(20,273)
Macerich Co. (The), REIT	(222)	(7,435)
Public Storage, REIT	(106)	(25,246)
SBA Communications Corp., REIT*	(301)	(67,677)
Simon Property Group, Inc., REIT	(767)	(122,536)
Weyerhaeuser Co., REIT	(1,846)	(48,624)

		(794,540)

Retailing — (1.1)%
Advance Auto Parts, Inc.	(178)	(27,437)
CarMax, Inc.*	(215)	(18,668)
Expedia Group, Inc.	(386)	(51,350)
Genuine Parts Co.	(362)	(37,496)
Tractor Supply Co.	(300)	(32,640)

		(167,591)

Semiconductors & Semiconductor Equipment — (6.9)%
Advanced Micro Devices, Inc.*	(3,035)	(92,173)
Analog Devices, Inc.	(899)	(101,470)
Broadcom, Inc.	(472)	(135,870)
Intel Corp.	(905)	(43,322)
KLA-Tencor Corp.	(401)	(47,398)
Maxim Integrated Products, Inc.	(709)	(42,412)
Micron Technology, Inc.*	(1,685)	(65,024)
NVIDIA Corp.	(1,571)	(258,005)
QUALCOMM, Inc.	(865)	(65,801)
Texas Instruments, Inc.	(1,674)	(192,108)

		(1,043,583)

Software & Services — (4.6)%
Adobe, Inc.*	(472)	(139,075)
Akamai Technologies, Inc.*	(423)	(33,899)
ANSYS, Inc.*	(206)	(42,193)
Autodesk, Inc.*	(544)	(88,618)
Citrix Systems, Inc.	(75)	(7,360)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Fidelity National Information Services, Inc.	(625)	$(76,675)
Fiserv, Inc.*	(360)	(32,818)
Fortinet, Inc.*	(423)	(32,499)
Gartner, Inc.*	(229)	(36,855)
Jack Henry & Associates, Inc.	(192)	(25,713)
salesforce.com, Inc.*	(529)	(80,265)
Symantec Corp.	(1,669)	(36,317)
VeriSign, Inc.*	(297)	(62,121)

		(694,408)

Technology Hardware & Equipment — (1.0)%
Corning, Inc.	(1,953)	(64,898)
FLIR Systems, Inc.	(336)	(18,178)
Hewlett Packard Enterprise Co.	(28)	(419)
IPG Photonics Corp.*	(141)	(21,749)
Juniper Networks, Inc.	(254)	(6,764)
Keysight Technologies, Inc.*	(15)	(1,347)
Western Digital Corp.	(739)	(35,139)

		(148,494)

Transportation — (1.6)%
Alaska Air Group, Inc.	(315)	(20,132)
American Airlines Group, Inc.	(1,101)	(35,904)
JB Hunt Transport Services, Inc.	(288)	(26,326)
United Airlines Holdings, Inc.*	(698)	(61,110)
United Parcel Service, Inc., Class B	(984)	(101,618)

		(245,090)

Utilities — (12.6)%
Alliant Energy Corp.	(623)	(30,577)
Ameren Corp.	(608)	(45,667)
American Electric Power Co., Inc.	(1,223)	(107,636)
American Water Works Co., Inc.	(447)	(51,852)
Atmos Energy Corp.	(293)	(30,929)
CenterPoint Energy, Inc.	(1,245)	(35,644)
CMS Energy Corp.	(703)	(40,711)
Consolidated Edison, Inc.	(810)	(71,021)
Dominion Energy, Inc.	(1,989)	(153,790)
DTE Energy Co.	(138)	(17,647)
Duke Energy Corp.	(1,804)	(159,185)
Edison International	(817)	(55,074)
Entergy Corp.	(478)	(49,201)
Evergy, Inc.	(572)	(34,406)
Eversource Energy	(785)	(59,472)
Exelon Corp.	(2,408)	(115,440)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Concluded)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
FirstEnergy Corp.	(1,317)	$(56,381)
NextEra Energy, Inc.	(1,187)	(243,169)
NiSource, Inc.	(959)	(27,619)
Pinnacle West Capital Corp.	(278)	(26,157)
PPL Corp.	(1,788)	(55,446)
Public Service Enterprise Group, Inc.	(1,249)	(73,466)
Sempra Energy	(609)	(83,701)
Southern Co. (The)	(2,579)	(142,567)
WEC Energy Group, Inc.	(783)	(65,279)
Xcel Energy, Inc.	(1,276)	(75,909)

		(1,907,946)

TOTAL COMMON STOCK (Proceeds $12,288,140)		(12,614,336)

TOTAL SECURITIES SOLD SHORT - (83.1)%		(12,614,336)

(Proceeds $12,288,140)
OTHER ASSETS IN EXCESS OF LIABILITIES - 40.1%		6,089,000

NET ASSETS - 100.0%		$15,188,201

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments

June 30, 2019

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 111.2%
COMMON STOCKS — 111.2%
Automobiles & Components — 0.2%
BorgWarner, Inc.	98	$4,114

Banks — 0.4%
SunTrust Banks, Inc.†	146	9,176

Capital Goods — 12.3%
3M Co.†	143	24,788
Arconic, Inc.	10	258
Cummins, Inc.†	97	16,620
Dover Corp.†	88	8,818
Eaton Corp. PLC (Ireland)†	261	21,736
Fortive Corp.†	196	15,978
Fortune Brands Home & Security, Inc.	4	229
General Dynamics Corp.†	60	10,909
Honeywell International, Inc.†	373	65,122
Illinois Tool Works, Inc.†	8	1,206
Ingersoll-Rand PLC (Ireland)†	148	18,747
Johnson Controls International PLC (Ireland)†	501	20,696
L3 Technologies, Inc.†	45	11,033
L3Harris Technologies, Inc.†(a)	65	12,293
Lockheed Martin Corp.†	106	38,535
Masco Corp.	9	353
Parker-Hannifin Corp.	54	9,181
Raytheon Co.†	158	27,473
Snap-on, Inc.(a)	31	5,135

		309,110

Commercial & Professional Services — 1.6%
Republic Services, Inc.†	173	14,989
Robert Half International, Inc.	74	4,219
Waste Management, Inc.†	172	19,844

		39,052

Consumer Durables & Apparel — 2.4%
Capri Holdings Ltd. (British Virgin Islands)*	92	3,191
Garmin Ltd. (Switzerland)†	113	9,017
Hanesbrands, Inc.(a)	206	3,547
Hasbro, Inc.†(a)	70	7,398
Newell Brands, Inc.(a)	266	4,102
PVH Corp.	42	3,975
Ralph Lauren Corp.	44	4,998
Tapestry, Inc.	166	5,267
VF Corp.†	226	19,741

		61,236

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — 1.2%
McDonald’s Corp.†	41	$8,514
Yum! Brands, Inc.†	190	21,027

		29,541

Diversified Financials — 5.2%
Affiliated Managers Group, Inc.	32	2,948
American Express Co.†	208	25,676
Berkshire Hathaway, Inc., Class B†*	21	4,477
BlackRock, Inc.†	65	30,504
Discover Financial Services†	178	13,811
Franklin Resources, Inc.†(a)	314	10,927
Goldman Sachs Group, Inc. (The)†	8	1,637
Invesco Ltd. (Bermuda)	248	5,074
Moody’s Corp.†	31	6,055
Nasdaq, Inc.	8	769
S&P Global, Inc.†	54	12,301
T Rowe Price Group, Inc.†	146	16,018

		130,197

Energy — 6.1%
Cabot Oil & Gas Corp.	178	4,087
Chevron Corp.†	304	37,830
ConocoPhillips†	540	32,940
Devon Energy Corp.†	311	8,870
HollyFrontier Corp.†	106	4,906
Kinder Morgan, Inc.†	667	13,927
Marathon Oil Corp.	302	4,291
Phillips 66†	281	26,285
Valero Energy Corp.†	227	19,433

		152,569

Food & Staples Retailing — 3.5%
Sysco Corp.†	313	22,135
Walgreens Boots Alliance, Inc.†	547	29,904
Walmart, Inc.†	313	34,583

		86,622

Food, Beverage & Tobacco — 7.0%
Altria Group, Inc.†	715	33,855
Campbell Soup Co.†	166	6,652
Conagra Brands, Inc.	231	6,126
General Mills, Inc.†	360	18,907
Hershey Co. (The)†	120	16,084
JM Smucker Co. (The)	61	7,027
Kellogg Co.(a)	137	7,339
Kraft Heinz Co. (The)†	681	21,138

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
McCormick & Co., Inc., non-voting shares†(a)	38	$5,890
Mondelez International, Inc., Class A†	412	22,207
PepsiCo, Inc.†	36	4,721
Philip Morris International, Inc.†	323	25,365
Tyson Foods, Inc., Class A†	7	565

		175,876

Health Care Equipment & Services — 5.8%
AmerisourceBergen Corp.†	55	4,689
Anthem, Inc.†	2	565
Cardinal Health, Inc.†	180	8,478
Centene Corp.†*	230	12,061
CVS Health Corp.†	723	39,396
HCA Healthcare, Inc.†	27	3,650
Henry Schein, Inc.(a)*	83	5,802
Humana, Inc.†	60	15,918
Laboratory Corp. of America Holdings†*	62	10,720
McKesson Corp.†	95	12,767
Medtronic PLC (Ireland)†	69	6,720
Quest Diagnostics, Inc.†	52	5,294
UnitedHealth Group, Inc.†	60	14,641
Universal Health Services, Inc., Class B	41	5,346

		146,047

Household & Personal Products — 2.2%
Church & Dwight Co., Inc.†	2	146
Colgate-Palmolive Co.†	255	18,276
Estee Lauder Cos., Inc. (The), Class A†	93	17,029
Kimberly-Clark Corp.	5	666
Procter & Gamble Co. (The)†	178	19,518

		55,635

Insurance — 6.2%
Aflac, Inc.	83	4,549
Allstate Corp. (The)†	142	14,440
Aon PLC (United Kingdom)†	136	26,245
Arthur J Gallagher & Co.†	103	9,022
Cincinnati Financial Corp.†	91	9,434
Hartford Financial Services Group, Inc. (The)	104	5,795
Loews Corp.	133	7,271
Marsh & McLennan Cos., Inc.†	304	30,324

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Progressive Corp. (The)†	318	$25,418
Travelers Cos., Inc. (The)	62	9,270
Willis Towers Watson PLC (Ireland)†	72	13,791

		155,559

Materials — 4.2%
Avery Dennison Corp.	53	6,131
Corteva, Inc.*	407	12,035
Dow, Inc.†	409	20,168
DuPont de Nemours, Inc.†	417	31,304
Eastman Chemical Co.†	85	6,616
International Paper Co.†	244	10,570
Nucor Corp.†	170	9,367
Packaging Corp. of America	57	5,433
Sealed Air Corp.	89	3,807

		105,431

Media & Entertainment — 2.7%
Activision Blizzard, Inc.†	358	16,898
CBS Corp., Class B, non-voting shares†	208	10,379
DISH Network Corp., Class A†*	249	9,564
Fox Corp., Class A†	346	12,677
News Corp., Class A†	186	2,509
Omnicom Group, Inc.†(a)	123	10,080
Viacom, Inc., Class B†	221	6,601

		68,708

Pharmaceuticals, Biotechnology & Life Sciences — 11.7%
AbbVie, Inc.	165	11,999
Amgen, Inc.†	30	5,528
Biogen, Inc.†*	110	25,726
Bristol-Myers Squibb Co.†	946	42,901
Celgene Corp.†*	422	39,010
Eli Lilly & Co.†	462	51,185
Gilead Sciences, Inc.†	175	11,823
Johnson & Johnson†	305	42,480
Merck & Co., Inc.†	640	53,664
Perrigo Co. PLC (Ireland)	76	3,619
Waters Corp.*	24	5,166

		293,101

Real Estate — 2.9%
Alexandria Real Estate Equities, Inc., REIT	59	8,324
CBRE Group, Inc., Class A†*	194	9,952
Equity Residential, REIT†	45	3,416

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Prologis, Inc., REIT†	235	$18,823
Realty Income Corp., REIT†	176	12,139
UDR, Inc., REIT†	157	7,048
Welltower, Inc., REIT†	162	13,208

		72,910

Retailing — 9.0%
Amazon.com, Inc.*	1	1,894
AutoZone, Inc.†*	14	15,393
Best Buy Co., Inc.†	148	10,320
Dollar General Corp.†	144	19,463
Dollar Tree, Inc.*	130	13,961
eBay, Inc.†	580	22,910
Foot Locker, Inc.(a)	63	2,641
Gap, Inc. (The)	31	557
Home Depot, Inc. (The)†	255	53,032
Kohl’s Corp.†(a)	89	4,232
L Brands, Inc.	153	3,993
LKQ Corp.*	175	4,657
Macy’s, Inc.(a)	172	3,691
Nordstrom, Inc.(a)	87	2,772
Ross Stores, Inc.	118	11,696
Target Corp.†	284	24,597
Tiffany & Co.†(a)	68	6,368
TJX Cos., Inc. (The)†	310	16,393
Ulta Beauty, Inc.*	24	8,325

		226,895

Semiconductors & Semiconductor Equipment — 2.3%
Applied Materials, Inc.†	581	26,093
Lam Research Corp.†	96	18,033
Qorvo, Inc.*	67	4,463
Skyworks Solutions, Inc.†	99	7,650
Xilinx, Inc.†	12	1,415

		57,654

Software & Services — 10.5%
Accenture PLC, Class A (Ireland)†	299	55,246
Alliance Data Systems Corp.	30	4,204
Automatic Data Processing, Inc.†	171	28,271
Broadridge Financial Solutions, Inc.†	23	2,937
DXC Technology Co.†	170	9,375
FleetCor Technologies, Inc.†*	36	10,111
International Business Machines Corp.†	422	58,194
Intuit, Inc.†	67	17,509

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Oracle Corp.†	768	$43,753
Paychex, Inc.†	200	16,458
PayPal Holdings, Inc.†*	107	12,247
Western Union Co. (The)(a)	267	5,311

		263,616

Technology Hardware & Equipment — 7.7%
Amphenol Corp., Class A†	173	16,598
Apple, Inc.†	309	61,157
Cisco Systems, Inc.†	751	41,102
F5 Networks, Inc.*	34	4,951
HP, Inc.†	937	19,480
Motorola Solutions, Inc.†	99	16,506
NetApp, Inc.†	135	8,330
Seagate Technology PLC (Ireland)†	6	283
TE Connectivity Ltd. (Switzerland)†	190	18,198
Xerox Corp.	148	5,241

		191,846

Telecommunication Services — 3.1%
AT&T, Inc.†	757	25,367
CenturyLink, Inc.†(a)	651	7,656
Verizon Communications, Inc.†	783	44,733

		77,756

Transportation — 2.8%
CH Robinson Worldwide, Inc.(a)	69	5,820
CSX Corp.†	434	33,579
Expeditors International of Washington, Inc.	91	6,903
FedEx Corp.	102	16,747
Norfolk Southern Corp.†	30	5,980

		69,029

Utilities — 0.2%
NRG Energy, Inc.†	177	6,216

TOTAL COMMON STOCKS (Cost $2,574,617)		2,787,896

TOTAL LONG POSITIONS - 111.2%		2,787,896

(Cost $2,574,617)

SHORT POSITIONS — (50.7)%
COMMON STOCKS — (50.7)%
Automobiles & Components — (0.6)%
Ford Motor Co.	(1,048)	(10,721)
General Motors Co.	(105)	(4,046)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Automobiles & Components — (Continued)
Harley-Davidson, Inc.	(41)	$(1,469)

		(16,236)

Banks — (0.3)%
BB&T Corp.	(117)	(5,748)
KeyCorp.	(86)	(1,526)
Regions Financial Corp.	(38)	(568)

		(7,842)

Capital Goods — (4.5)%
A.O. Smith Corp.	(41)	(1,934)
Boeing Co. (The)	(73)	(26,573)
Deere & Co.	(81)	(13,422)
Emerson Electric Co.	(81)	(5,404)
General Electric Co.	(1,647)	(17,293)
Jacobs Engineering Group, Inc.	(36)	(3,038)
Northrop Grumman Corp.	(26)	(8,401)
Pentair PLC (Ireland)	(43)	(1,600)
Quanta Services, Inc.	(36)	(1,375)
Rockwell Automation, Inc.	(31)	(5,079)
Stanley Black & Decker, Inc.	(39)	(5,640)
TransDigm Group, Inc.*	(13)	(6,289)
United Technologies Corp.	(69)	(8,984)
Wabtec Corp.	(41)	(2,942)
Xylem, Inc.	(45)	(3,764)

		(111,738)

Commercial & Professional Services — (0.4)%
Equifax, Inc.	(34)	(4,598)
Nielsen Holdings PLC (United Kingdom)	(90)	(2,034)
Rollins, Inc.	(89)	(3,192)

		(9,824)

Consumer Durables & Apparel — (1.0)%
DR Horton, Inc.	(104)	(4,485)
Leggett & Platt, Inc.	(33)	(1,266)
Mohawk Industries, Inc.*	(19)	(2,802)
NIKE, Inc., Class B	(156)	(13,096)
PulteGroup, Inc.	(74)	(2,340)
Whirlpool Corp.	(16)	(2,278)

		(26,267)

Consumer Services — (1.6)%
Carnival Corp. (Panama)	(175)	(8,146)
Chipotle Mexican Grill, Inc.*	(3)	(2,199)
Marriott International, Inc., Class A	(84)	(11,784)
MGM Resorts International	(145)	(4,143)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(54)	$(2,896)
Royal Caribbean Cruises Ltd. (Liberia)	(57)	(6,909)
Wynn Resorts Ltd.	(29)	(3,596)

		(39,673)

Diversified Financials — (1.8)%
Ameriprise Financial, Inc.	(27)	(3,919)
Bank of New York Mellon Corp. (The)	(244)	(10,773)
Cboe Global Markets, Inc.	(30)	(3,109)
CME Group, Inc.	(47)	(9,123)
E*TRADE Financial Corp.	(9)	(401)
Morgan Stanley	(366)	(16,034)
Raymond James Financial, Inc.	(34)	(2,875)

		(46,234)

Energy — (3.4)%
Anadarko Petroleum Corp.	(124)	(8,749)
Apache Corp.	(96)	(2,781)
Cimarex Energy Co.	(26)	(1,543)
Concho Resources, Inc.	(54)	(5,572)
Diamondback Energy, Inc.	(42)	(4,577)
EOG Resources, Inc.	(147)	(13,694)
Hess Corp.	(77)	(4,895)
Marathon Petroleum Corp.	(175)	(9,779)
National Oilwell Varco, Inc.	(98)	(2,179)
Noble Energy, Inc.	(132)	(2,957)
Occidental Petroleum Corp.	(4)	(201)
ONEOK, Inc.	(112)	(7,707)
Pioneer Natural Resources Co.	(44)	(6,770)
Schlumberger Ltd. (Curacao)	(23)	(914)
TechnipFMC PLC (United Kingdom)	(117)	(3,035)
Williams Cos., Inc. (The)	(313)	(8,776)

		(84,129)

Food, Beverage & Tobacco — (1.5)%
Archer-Daniels-Midland Co.	(143)	(5,834)
Brown-Forman Corp., Class B	(131)	(7,261)
Constellation Brands, Inc., Class A	(20)	(3,939)
Hormel Foods Corp.	(137)	(5,554)
Lamb Weston Holdings, Inc.	(38)	(2,408)
Molson Coors Brewing Co., Class B	(56)	(3,136)
Monster Beverage Corp.*	(138)	(8,809)

		(36,941)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (6.3)%
Abbott Laboratories	(263)	$(22,118)
ABIOMED, Inc.*	(12)	(3,126)
Align Technology, Inc.*	(21)	(5,748)
Baxter International, Inc.	(130)	(10,647)
Becton Dickinson and Co.	(68)	(17,137)
Boston Scientific Corp.*	(379)	(16,289)
Cerner Corp.	(15)	(1,100)
Cigna Corp.	(96)	(15,125)
Cooper Cos., Inc. (The)	(12)	(4,043)
DaVita, Inc.*	(44)	(2,475)
DENTSPLY SIRONA, Inc.	(59)	(3,443)
Edwards Lifesciences Corp.*	(57)	(10,530)
Hologic, Inc.*	(73)	(3,505)
IDEXX Laboratories, Inc.*	(24)	(6,608)
Intuitive Surgical, Inc.*	(29)	(15,212)
ResMed, Inc.	(37)	(4,515)
Teleflex, Inc.	(12)	(3,974)
Varian Medical Systems, Inc.*	(23)	(3,131)
WellCare Health Plans, Inc.*	(12)	(3,421)
Zimmer Biomet Holdings, Inc.	(56)	(6,593)

		(158,740)

Household & Personal Products — (0.3)%
Clorox Co. (The)	(31)	(4,746)
Coty, Inc., Class A	(206)	(2,760)

		(7,506)

Insurance — (0.2)%
Everest Re Group Ltd. (Bermuda)	(10)	(2,472)
Lincoln National Corp.	(2)	(129)
MetLife, Inc.	(32)	(1,589)
Unum Group	(54)	(1,812)

		(6,002)

Materials — (3.8)%
Air Products & Chemicals, Inc.	(61)	(13,809)
Albemarle Corp.	(30)	(2,112)
Ball Corp.	(14)	(980)
Celanese Corp.	(33)	(3,557)
Ecolab, Inc.	(24)	(4,739)
FMC Corp.	(34)	(2,820)
Freeport-McMoRan, Inc.	(382)	(4,435)
International Flavors & Fragrances, Inc.	(28)	(4,063)
Linde PLC (Ireland)	(68)	(13,654)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
LyondellBasell Industries NV, Class A (Netherlands)	(97)	$(8,355)
Martin Marietta Materials, Inc.	(15)	(3,452)
Mosaic Co. (The)	(98)	(2,453)
Newmont Goldcorp Corp.	(136)	(5,232)
PPG Industries, Inc.	(60)	(7,003)
Sherwin-Williams Co. (The)	(23)	(10,541)
Vulcan Materials Co.	(33)	(4,531)
Westrock Co.	(66)	(2,407)

		(94,143)

Media & Entertainment — (1.9)%
Charter Communications, Inc., Class A*	(16)	(6,323)
Comcast Corp., Class A	(153)	(6,469)
Electronic Arts, Inc.*	(76)	(7,696)
Netflix, Inc.*	(39)	(14,325)
Take-Two Interactive Software, Inc.*	(31)	(3,519)
TripAdvisor, Inc.*	(38)	(1,759)
Twitter, Inc.*	(195)	(6,805)

		(46,896)

Pharmaceuticals, Biotechnology & Life Sciences — (2.8)%
Agilent Technologies, Inc.	(84)	(6,272)
Allergan PLC (Ireland)	(61)	(10,213)
Illumina, Inc.*	(38)	(13,990)
Incyte Corp.*	(59)	(5,013)
IQVIA Holdings, Inc.*	(55)	(8,850)
Mettler-Toledo International, Inc.*	(7)	(5,880)
Mylan NV (Netherlands)*	(131)	(2,494)
Nektar Therapeutics*	(45)	(1,601)
PerkinElmer, Inc.	(28)	(2,698)
Thermo Fisher Scientific, Inc.	(4)	(1,175)
Vertex Pharmaceuticals, Inc.*	(66)	(12,103)

		(70,289)

Real Estate — (3.1)%
American Tower Corp., REIT	(86)	(17,583)
Apartment Investment & Management Co., Class A, REIT	(2)	(100)
Crown Castle International Corp., REIT	(105)	(13,687)
Digital Realty Trust, Inc., REIT	(3)	(353)
Equinix, Inc., REIT	(22)	(11,094)
HCP, Inc., REIT	(122)	(3,902)
Host Hotels & Resorts, Inc., REIT	(7)	(128)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Iron Mountain, Inc., REIT	(79)	$(2,473)
Kimco Realty Corp., REIT	(116)	(2,144)
Macerich Co. (The), REIT	(19)	(636)
Public Storage, REIT	(9)	(2,144)
SBA Communications Corp., REIT*	(31)	(6,970)
Simon Property Group, Inc., REIT	(77)	(12,302)
Weyerhaeuser Co., REIT	(190)	(5,005)

		(78,521)

Retailing — (0.6)%
Advance Auto Parts, Inc.	(19)	(2,929)
CarMax, Inc.*	(4)	(347)
Expedia Group, Inc.	(39)	(5,188)
Genuine Parts Co.	(37)	(3,832)
Tractor Supply Co.	(31)	(3,373)

		(15,669)

Semiconductors & Semiconductor Equipment — (4.5)%
Advanced Micro Devices, Inc.*	(309)	(9,384)
Analog Devices, Inc.	(91)	(10,271)
Broadcom, Inc.	(45)	(12,954)
Intel Corp.	(109)	(5,218)
KLA-Tencor Corp.	(41)	(4,846)
Maxim Integrated Products, Inc.	(72)	(4,307)
Micron Technology, Inc.*	(273)	(10,535)
NVIDIA Corp.	(160)	(26,277)
QUALCOMM, Inc.	(96)	(7,303)
Texas Instruments, Inc.	(180)	(20,657)

		(111,752)

Software & Services — (2.8)%
Adobe, Inc.*	(48)	(14,143)
Akamai Technologies, Inc.*	(44)	(3,526)
ANSYS, Inc.*	(20)	(4,096)
Autodesk, Inc.*	(55)	(8,960)
Citrix Systems, Inc.	(3)	(294)
Fidelity National Information Services, Inc.	(66)	(8,097)
Fiserv, Inc.*	(29)	(2,644)
Fortinet, Inc.*	(43)	(3,304)
Gartner, Inc.*	(24)	(3,863)
Jack Henry & Associates, Inc.	(20)	(2,678)
salesforce.com, Inc.*	(54)	(8,193)
Symantec Corp.	(173)	(3,764)
VeriSign, Inc.*	(31)	(6,484)

		(70,046)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (0.7)%
Corning, Inc.	(200)	$(6,646)
FLIR Systems, Inc.	(35)	(1,894)
Hewlett Packard Enterprise Co.	(68)	(1,017)
IPG Photonics Corp.*	(15)	(2,314)
Juniper Networks, Inc.	(60)	(1,598)
Western Digital Corp.	(75)	(3,566)

		(17,035)

Transportation — (1.0)%
Alaska Air Group, Inc.	(32)	(2,045)
American Airlines Group, Inc.	(112)	(3,652)
JB Hunt Transport Services, Inc.	(29)	(2,651)
United Airlines Holdings, Inc.*	(71)	(6,216)
United Parcel Service, Inc., Class B	(103)	(10,637)

		(25,201)

Utilities — (7.6)%
Alliant Energy Corp.	(63)	(3,092)
Ameren Corp.	(63)	(4,732)
American Electric Power Co., Inc.	(125)	(11,001)
American Water Works Co., Inc.	(46)	(5,336)
Atmos Energy Corp.	(30)	(3,167)
CenterPoint Energy, Inc.	(127)	(3,636)
CMS Energy Corp.	(73)	(4,227)
Consolidated Edison, Inc.	(83)	(7,277)
Dominion Energy, Inc.	(203)	(15,696)
DTE Energy Co.	(13)	(1,662)
Duke Energy Corp.	(184)	(16,236)
Edison International	(83)	(5,595)
Entergy Corp.	(50)	(5,146)
Evergy, Inc.	(28)	(1,684)
Eversource Energy	(81)	(6,137)
Exelon Corp.	(247)	(11,841)
FirstEnergy Corp.	(135)	(5,779)
NextEra Energy, Inc.	(118)	(24,173)
NiSource, Inc.	(99)	(2,851)
Pinnacle West Capital Corp.	(28)	(2,635)
PPL Corp.	(183)	(5,675)
Public Service Enterprise Group, Inc.	(129)	(7,588)
Sempra Energy	(48)	(6,597)
Southern Co. (The)	(264)	(14,594)
WEC Energy Group, Inc.	(81)	(6,753)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Concluded)

June 30, 2019

(Unaudited)

Number of Shares		Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Xcel Energy, Inc.	(131)	$(7,793)

		(190,903)

TOTAL COMMON STOCK (Proceeds $1,238,887)		(1,271,587)

TOTAL SECURITIES SOLD SHORT - (50.7)%		(1,271,587)

(Proceeds $1,238,887)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.5%		990,150

NET ASSETS - 100.0%		$2,506,459

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2019, the market value of securities on loan was $51,311.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments

June 30, 2019

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 185.7%
COMMON STOCKS — 185.7%
Automobiles & Components — 0.3%
BorgWarner, Inc.†	2,332	$97,897

Banks — 0.7%
SunTrust Banks, Inc.†	3,001	188,613

Capital Goods — 22.2%
3M Co.	2,873	498,006
Arconic, Inc.†	1,012	26,130
Cummins, Inc.†	2,082	356,730
Dover Corp.†	1,710	171,342
Eaton Corp. PLC (Ireland)†	4,966	413,568
Fastenal Co.	1,425	46,441
Flowserve Corp.†	434	22,867
Fortive Corp.†	3,627	295,673
Fortune Brands Home & Security, Inc.†	12	686
General Dynamics Corp.†	1,382	251,275
Honeywell International, Inc.†	7,118	1,242,732
Illinois Tool Works, Inc.†	551	83,096
Ingersoll-Rand PLC (Ireland)†	3,131	396,604
Johnson Controls International PLC (Ireland)†	9,167	378,689
L3 Technologies, Inc.†	803	196,872
L3Harris Technologies, Inc.†	1,194	225,821
Lockheed Martin Corp.†	1,919	697,633
Parker-Hannifin Corp.	1,251	212,683
Raytheon Co.†	3,100	539,028
Snap-on, Inc.†	560	92,758

		6,148,634

Commercial & Professional Services — 2.1%
Cintas Corp.	18	4,271
Republic Services, Inc.†	2,396	207,589
Robert Half International, Inc.†	1,574	89,734
Waste Management, Inc.†	2,450	282,656

		584,250

Consumer Durables & Apparel — 4.1%
Capri Holdings Ltd. (British Virgin Islands)†*	1,624	56,320
Garmin Ltd. (Switzerland)†	2,295	183,141
Hanesbrands, Inc.	3,833	66,004
Hasbro, Inc.	1,273	134,531
Newell Brands, Inc.†	4,948	76,298
PVH Corp.	759	71,832
Ralph Lauren Corp.	790	89,736

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Tapestry, Inc.	3,021	$95,856
VF Corp.†	4,194	366,346

		1,140,064

Consumer Services — 1.9%
McDonald’s Corp.†	702	145,777
Yum! Brands, Inc.†	3,341	369,748

		515,525

Diversified Financials — 9.9%
Affiliated Managers Group, Inc.†	683	62,932
American Express Co.†	3,721	459,320
Berkshire Hathaway, Inc., Class B†*	527	112,341
BlackRock, Inc.†	1,424	668,283
Discover Financial Services†	3,406	264,272
Franklin Resources, Inc.†	5,840	203,232
Goldman Sachs Group, Inc. (The)†	226	46,240
Invesco Ltd. (Bermuda)†	5,330	109,052
Moody’s Corp.†	1,076	210,154
Nasdaq, Inc.†	37	3,558
S&P Global, Inc.†	1,109	252,619
T Rowe Price Group, Inc.†	3,145	345,038

		2,737,041

Energy — 10.7%
Cabot Oil & Gas Corp.	1,218	27,965
Chevron Corp.†	5,439	676,829
ConocoPhillips†	10,549	643,489
Devon Energy Corp.†	5,735	163,562
HollyFrontier Corp.†	2,262	104,685
Kinder Morgan, Inc.†	15,007	313,346
Marathon Oil Corp.	8,141	115,684
Phillips 66†	5,980	559,369
Valero Energy Corp.†	4,221	361,360

		2,966,289

Food & Staples Retailing — 5.5%
Sysco Corp.†	5,802	410,317
Walgreens Boots Alliance, Inc.†	10,006	547,028
Walmart, Inc.†	5,262	581,398

		1,538,743

Food, Beverage & Tobacco — 9.1%
Altria Group, Inc.†	11,579	548,266
Campbell Soup Co.	2,988	119,729
Conagra Brands, Inc.	2,494	66,141
General Mills, Inc.†	6,325	332,189
Hershey Co. (The)†	2,138	286,556

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
JM Smucker Co. (The)	1,117	$128,667
Kellogg Co.	704	37,713
Kraft Heinz Co. (The)†	12,335	382,878
Mondelez International, Inc., Class A†	5,955	320,974
PepsiCo, Inc.†	55	7,212
Philip Morris International, Inc.†	3,675	288,598
Tyson Foods, Inc., Class A	51	4,118

		2,523,041

Health Care Equipment & Services — 9.6%
AmerisourceBergen Corp.	778	66,332
Cardinal Health, Inc.†	3,180	149,778
Centene Corp.†*	4,182	219,304
CVS Health Corp.†	13,103	713,982
HCA Healthcare, Inc.†	427	57,718
Henry Schein, Inc.*	1,507	105,339
Humana, Inc.†	1,152	305,626
Laboratory Corp. of America Holdings†*	1,331	230,130
McKesson Corp.	1,779	239,080
Medtronic PLC (Ireland)†	1,127	109,759
Quest Diagnostics, Inc.†	889	90,509
UnitedHealth Group, Inc.†	1,110	270,851
Universal Health Services, Inc., Class B	725	94,533

		2,652,941

Household & Personal Products — 3.2%
Church & Dwight Co., Inc.†	22	1,607
Colgate-Palmolive Co.†	3,597	257,797
Estee Lauder Cos., Inc. (The), Class A†	1,824	333,993
Procter & Gamble Co. (The)†	2,665	292,217

		885,614

Insurance — 9.7%
Aflac, Inc.	827	45,328
Allstate Corp. (The)†	2,419	245,988
Aon PLC (United Kingdom)†	2,481	478,783
Arthur J Gallagher & Co.	1,874	164,144
Cincinnati Financial Corp.	1,651	171,159
Hartford Financial Services Group, Inc. (The)†	1,112	61,961
Loews Corp.	1,804	98,625
Marsh & McLennan Cos., Inc.†	6,062	604,684
Progressive Corp. (The)†	5,803	463,834

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Travelers Cos., Inc. (The)	676	$101,076
Willis Towers Watson PLC (Ireland)	1,307	250,343

		2,685,925

Materials — 7.2%
Avery Dennison Corp.†	1,079	124,819
Corteva, Inc.*	7,462	220,651
Dow, Inc.†	7,460	367,853
DuPont de Nemours, Inc.†	7,576	568,730
Eastman Chemical Co.†	1,624	126,396
International Paper Co.†	5,252	227,517
Nucor Corp.†	3,084	169,928
Packaging Corp. of America†	1,219	116,195
Sealed Air Corp.†	1,645	70,373

		1,992,462

Media & Entertainment — 4.6%
Activision Blizzard, Inc.†	7,580	357,776
CBS Corp., Class B, non-voting shares	3,774	188,323
Discovery, Inc., Class A*	882	27,077
DISH Network Corp., Class A†*	2,233	85,770
Fox Corp., Class A	6,278	230,026
News Corp., Class A†	5,576	75,220
Omnicom Group, Inc.	2,232	182,912
Viacom, Inc., Class B†	4,020	120,077

		1,267,181

Pharmaceuticals, Biotechnology & Life Sciences — 19.4%
AbbVie, Inc.	2,249	163,547
Amgen, Inc.†	808	148,898
Biogen, Inc.†*	2,029	474,522
Bristol-Myers Squibb Co.†	17,221	780,972
Celgene Corp.†*	9,062	837,691
Eli Lilly & Co.†	7,982	884,326
Gilead Sciences, Inc.†	3,455	233,420
Johnson & Johnson†	5,312	739,855
Merck & Co., Inc.†	11,361	952,620
Perrigo Co. PLC (Ireland)	1,376	65,525
Waters Corp.*	461	99,226

		5,380,602

Real Estate — 3.9%
Alexandria Real Estate Equities, Inc., REIT	748	105,535
CBRE Group, Inc., Class A*	3,587	184,013
Equity Residential, REIT†	325	24,674

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Prologis, Inc., REIT	2,917	$233,652
Realty Income Corp., REIT†	3,128	215,738
UDR, Inc., REIT†	2,814	126,320
Welltower, Inc., REIT†	2,431	198,199

		1,088,131

Retailing — 15.3%
Amazon.com, Inc.†*	8	15,149
AutoZone, Inc.†*	285	313,349
Best Buy Co., Inc.	2,688	187,434
Dollar General Corp.†	2,613	353,173
Dollar Tree, Inc.*	2,367	254,192
eBay, Inc.†	10,209	403,256
Foot Locker, Inc.	1,142	47,873
Gap, Inc. (The)	202	3,630
Home Depot, Inc. (The)	4,701	977,667
Kohl’s Corp.†	1,629	77,459
L Brands, Inc.	2,782	72,610
LKQ Corp.*	3,176	84,513
Macy’s, Inc.	3,125	67,063
Nordstrom, Inc.	1,568	49,956
Ross Stores, Inc.	1,749	173,361
Target Corp.	5,151	446,128
Tiffany & Co.	1,239	116,020
TJX Cos., Inc. (The)†	8,741	462,224
Ulta Beauty, Inc.*	426	147,775

		4,252,832

Semiconductors & Semiconductor Equipment — 4.4%
Applied Materials, Inc.†	11,598	520,866
Lam Research Corp.†	1,579	296,599
Qorvo, Inc.*	1,221	81,331
Skyworks Solutions, Inc.†	1,847	142,718
Xilinx, Inc.†	1,610	189,851

		1,231,365

Software & Services — 18.3%
Accenture PLC, Class A (Ireland)†	5,576	1,030,278
Alliance Data Systems Corp.	536	75,110
Automatic Data Processing, Inc.†	3,181	525,915
Broadridge Financial Solutions, Inc.	614	78,396
DXC Technology Co.†	3,621	199,698
FleetCor Technologies, Inc.*	779	218,782
International Business Machines Corp.†	8,023	1,106,372
Intuit, Inc.†	1,478	386,246

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Oracle Corp.†	13,401	$763,455
Paychex, Inc.†	3,638	299,371
PayPal Holdings, Inc.†*	2,551	291,987
Western Union Co. (The)†	4,703	93,543

		5,069,153

Technology Hardware & Equipment — 13.6%
Amphenol Corp., Class A†	3,169	304,034
Apple, Inc.†	5,648	1,117,852
Cisco Systems, Inc.†	15,224	833,210
F5 Networks, Inc.*	604	87,961
HP, Inc.†	19,191	398,981
Motorola Solutions, Inc.†	2,064	344,131
NetApp, Inc.†	2,470	152,399
Seagate Technology PLC (Ireland)	548	25,822
TE Connectivity Ltd. (Switzerland)†	4,246	406,682
Xerox Corp.†	2,864	101,414

		3,772,486

Telecommunication Services — 5.1%
AT&T, Inc.†	12,752	427,320
CenturyLink, Inc.†	11,635	136,828
Verizon Communications, Inc.†	14,806	845,867

		1,410,015

Transportation — 4.4%
CH Robinson Worldwide, Inc.	1,028	86,712
CSX Corp.†	8,032	621,436
Expeditors International of Washington, Inc.	1,692	128,355
FedEx Corp.	1,479	242,837
Norfolk Southern Corp.†	760	151,491

		1,230,831

Utilities — 0.5%
NRG Energy, Inc.†	3,693	129,698

TOTAL COMMON STOCKS (Cost $47,448,914)		51,489,333

TOTAL LONG POSITIONS - 185.7%		51,489,333

(Cost $47,448,914)

SHORT POSITIONS — (86.6)%
COMMON STOCKS — (86.6)%
Automobiles & Components — (1.0)%
Ford Motor Co.	(19,611)	(200,621)
General Motors Co.	(1,240)	(47,777)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Automobiles & Components — (Continued)
Harley-Davidson, Inc.	(779)	$(27,912)

		(276,310)

Banks — (0.6)%
BB&T Corp.	(2,382)	(117,028)
Fifth Third Bancorp	(57)	(1,590)
KeyCorp.	(1,435)	(25,471)
Regions Financial Corp.	(649)	(9,696)

		(153,785)

Capital Goods — (7.6)%
A.O. Smith Corp.	(772)	(36,408)
Boeing Co. (The)	(1,363)	(496,146)
Deere & Co.	(1,491)	(247,074)
Emerson Electric Co.	(1,114)	(74,326)
General Electric Co.	(30,886)	(324,303)
Jacobs Engineering Group, Inc.	(692)	(58,398)
Masco Corp.	(1,372)	(53,837)
Northrop Grumman Corp.	(530)	(171,248)
Pentair PLC (Ireland)	(808)	(30,058)
Quanta Services, Inc.	(669)	(25,549)
Rockwell Automation, Inc.	(590)	(96,660)
Stanley Black & Decker, Inc.	(698)	(100,938)
TransDigm Group, Inc.*	(244)	(118,047)
United Technologies Corp.	(1,218)	(158,584)
Wabtec Corp.	(765)	(54,896)
WW Grainger, Inc.	(2)	(536)
Xylem, Inc.	(846)	(70,759)

		(2,117,767)

Commercial & Professional Services — (0.8)%
Equifax, Inc.	(684)	(92,504)
IHS Markit Ltd. (Bermuda)*	(370)	(23,576)
Nielsen Holdings PLC (United Kingdom)	(1,672)	(37,787)
Rollins, Inc.	(1,614)	(57,894)

		(211,761)

Consumer Durables & Apparel — (1.8)%
DR Horton, Inc.	(1,996)	(86,087)
Leggett & Platt, Inc.	(617)	(23,674)
Mohawk Industries, Inc.*	(365)	(53,827)
NIKE, Inc., Class B	(2,885)	(242,196)
PulteGroup, Inc.	(1,384)	(43,762)
Whirlpool Corp.	(292)	(41,569)

		(491,115)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (2.9)%
Carnival Corp. (Panama)	(3,251)	$(151,334)
Chipotle Mexican Grill, Inc.*	(80)	(58,630)
Marriott International, Inc., Class A	(1,483)	(208,050)
MGM Resorts International	(3,187)	(91,053)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(1,013)	(54,327)
Royal Caribbean Cruises Ltd. (Liberia)	(1,252)	(151,755)
Wynn Resorts Ltd.	(631)	(78,238)

		(793,387)

Diversified Financials — (3.0)%
Ameriprise Financial, Inc.	(338)	(49,064)
Bank of New York Mellon Corp. (The)	(4,504)	(198,852)
Cboe Global Markets, Inc.	(672)	(69,639)
CME Group, Inc.	(1,142)	(221,674)
E*TRADE Financial Corp.	(40)	(1,784)
Morgan Stanley	(6,048)	(264,963)
Raymond James Financial, Inc.	(476)	(40,246)

		(846,222)

Energy — (5.9)%
Anadarko Petroleum Corp.	(2,306)	(162,711)
Apache Corp.	(2,222)	(64,371)
Cimarex Energy Co.	(572)	(33,937)
Concho Resources, Inc.	(1,200)	(123,816)
Diamondback Energy, Inc.	(808)	(88,048)
EOG Resources, Inc.	(2,729)	(254,234)
Hess Corp.	(1,431)	(90,969)
Marathon Petroleum Corp.	(3,222)	(180,045)
National Oilwell Varco, Inc.	(1,815)	(40,347)
Noble Energy, Inc.	(2,886)	(64,646)
ONEOK, Inc.	(2,464)	(169,548)
Pioneer Natural Resources Co.	(811)	(124,780)
Schlumberger Ltd. (Curacao)	(354)	(14,068)
TechnipFMC PLC (United Kingdom)	(2,210)	(57,327)
Williams Cos., Inc. (The)	(5,969)	(167,371)

		(1,636,218)

Food, Beverage & Tobacco — (2.7)%
Archer-Daniels-Midland Co.	(2,635)	(107,508)
Brown-Forman Corp., Class B	(2,896)	(160,525)
Constellation Brands, Inc., Class A	(549)	(108,120)
Hormel Foods Corp.	(2,497)	(101,228)
Lamb Weston Holdings, Inc.	(694)	(43,972)
Molson Coors Brewing Co., Class B	(1,066)	(59,696)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Monster Beverage Corp.*	(2,556)	$(163,149)

		(744,198)

Health Care Equipment & Services — (10.8)%
Abbott Laboratories	(4,701)	(395,354)
ABIOMED, Inc.*	(242)	(63,039)
Align Technology, Inc.*	(422)	(115,501)
Baxter International, Inc.	(2,399)	(196,478)
Becton Dickinson and Co.	(1,268)	(319,549)
Boston Scientific Corp.*	(6,823)	(293,253)
Cerner Corp.	(397)	(29,100)
Cigna Corp.	(1,788)	(281,699)
Cooper Cos., Inc. (The)	(240)	(80,854)
DaVita, Inc.*	(826)	(46,471)
DENTSPLY SIRONA, Inc.	(1,207)	(70,441)
Edwards Lifesciences Corp.*	(1,026)	(189,543)
Hologic, Inc.*	(1,628)	(78,177)
IDEXX Laboratories, Inc.*	(516)	(142,070)
Intuitive Surgical, Inc.*	(542)	(284,306)
ResMed, Inc.	(706)	(86,153)
Stryker Corp.	(1)	(206)
Teleflex, Inc.	(226)	(74,840)
Varian Medical Systems, Inc.*	(428)	(58,264)
WellCare Health Plans, Inc.*	(232)	(66,136)
Zimmer Biomet Holdings, Inc.	(1,157)	(136,225)

		(3,007,659)

Household & Personal Products — (0.5)%
Clorox Co. (The)	(591)	(90,488)
Coty, Inc., Class A	(4,525)	(60,635)

		(151,123)

Insurance — (0.4)%
Everest Re Group Ltd. (Bermuda)	(189)	(46,717)
MetLife, Inc.	(910)	(45,200)
Unum Group	(998)	(33,483)

		(125,400)

Materials — (6.7)%
Air Products & Chemicals, Inc.	(1,323)	(299,488)
Albemarle Corp.	(640)	(45,062)
Ball Corp.	(259)	(18,127)
Celanese Corp.	(596)	(64,249)
Ecolab, Inc.	(483)	(95,364)
FMC Corp.	(619)	(51,346)
Freeport-McMoRan, Inc.	(7,148)	(82,988)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
International Flavors & Fragrances, Inc.	(542)	$(78,639)
Linde PLC (Ireland)	(1,387)	(278,510)
LyondellBasell Industries NV, Class A (Netherlands)	(1,853)	(159,599)
Martin Marietta Materials, Inc.	(294)	(67,652)
Mosaic Co. (The)	(1,814)	(45,404)
Newmont Goldcorp Corp.	(3,120)	(120,026)
PPG Industries, Inc.	(1,111)	(129,665)
Sherwin-Williams Co. (The)	(434)	(198,898)
Vulcan Materials Co.	(621)	(85,270)
Westrock Co.	(1,258)	(45,879)

		(1,866,166)

Media & Entertainment — (2.8)%
Charter Communications, Inc., Class A*	(287)	(113,417)
Comcast Corp., Class A	(2,818)	(119,145)
Electronic Arts, Inc.*	(1,403)	(142,068)
Netflix, Inc.*	(492)	(180,721)
Take-Two Interactive Software, Inc.*	(680)	(77,200)
TripAdvisor, Inc.*	(679)	(31,431)
Twitter, Inc.*	(3,034)	(105,887)

		(769,869)

Pharmaceuticals, Biotechnology & Life Sciences — (4.6)%
Agilent Technologies, Inc.	(1,493)	(111,482)
Allergan PLC (Ireland)	(981)	(164,249)
Illumina, Inc.*	(690)	(254,024)
Incyte Corp.*	(1,228)	(104,331)
IQVIA Holdings, Inc.*	(1,193)	(191,954)
Mettler-Toledo International, Inc.*	(101)	(84,840)
Mylan NV (Netherlands)*	(2,429)	(46,248)
Nektar Therapeutics*	(835)	(29,709)
PerkinElmer, Inc.	(521)	(50,193)
Thermo Fisher Scientific, Inc.	(41)	(12,041)
Vertex Pharmaceuticals, Inc.*	(1,226)	(224,824)

		(1,273,895)

Real Estate — (6.2)%
American Tower Corp., REIT	(1,823)	(372,712)
Apartment Investment & Management Co., Class A, REIT	(120)	(6,014)
Crown Castle International Corp., REIT	(1,956)	(254,965)
Digital Realty Trust, Inc., REIT	(315)	(37,104)
Equinix, Inc., REIT	(482)	(243,068)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Essex Property Trust, Inc., REIT	(85)	$(24,814)
Federal Realty Investment Trust, REIT	(42)	(5,408)
HCP, Inc., REIT	(2,249)	(71,923)
Host Hotels & Resorts, Inc., REIT	(223)	(4,063)
Iron Mountain, Inc., REIT	(1,480)	(46,324)
Kimco Realty Corp., REIT	(2,541)	(46,958)
Macerich Co. (The), REIT	(619)	(20,730)
Public Storage, REIT	(407)	(96,935)
SBA Communications Corp., REIT*	(688)	(154,690)
Simon Property Group, Inc., REIT	(1,432)	(228,776)
SL Green Realty Corp., REIT	(11)	(884)
Ventas, Inc., REIT	(130)	(8,886)
Weyerhaeuser Co., REIT	(3,504)	(92,295)

		(1,716,549)

Retailing — (1.2)%
Advance Auto Parts, Inc.	(338)	(52,099)
CarMax, Inc.*	(513)	(44,544)
Expedia Group, Inc.	(733)	(97,511)
Genuine Parts Co.	(687)	(71,159)
Tractor Supply Co.	(567)	(61,690)

		(327,003)

Semiconductors & Semiconductor Equipment — (6.9)%
Advanced Micro Devices, Inc.*	(6,461)	(196,221)
Analog Devices, Inc.	(1,707)	(192,669)
Broadcom, Inc.	(755)	(217,334)
Intel Corp.	(1,291)	(61,800)
KLA-Tencor Corp.	(761)	(89,950)
Maxim Integrated Products, Inc.	(1,358)	(81,236)
Micron Technology, Inc.*	(2,558)	(98,713)
NVIDIA Corp.	(3,060)	(502,544)
QUALCOMM, Inc.	(1,689)	(128,482)
Texas Instruments, Inc.	(3,042)	(349,100)

		(1,918,049)

Software & Services — (4.1)%
Adobe, Inc.*	(659)	(194,174)
Akamai Technologies, Inc.*	(952)	(76,293)
ANSYS, Inc.*	(304)	(62,265)
Autodesk, Inc.*	(734)	(119,569)
Citrix Systems, Inc.	(152)	(14,917)
Fidelity National Information Services, Inc.	(1,235)	(151,510)
Fiserv, Inc.*	(571)	(52,052)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Fortinet, Inc.*	(802)	$(61,618)
Gartner, Inc.*	(437)	(70,331)
Jack Henry & Associates, Inc.	(364)	(48,747)
Red Hat, Inc.*	(6)	(1,127)
salesforce.com, Inc.*	(523)	(79,355)
Symantec Corp.	(3,809)	(82,884)
VeriSign, Inc.*	(556)	(116,293)

		(1,131,135)

Technology Hardware & Equipment — (1.0)%
Corning, Inc.	(3,706)	(123,150)
FLIR Systems, Inc.	(637)	(34,462)
IPG Photonics Corp.*	(300)	(46,275)
Juniper Networks, Inc.	(446)	(11,877)
Western Digital Corp.	(1,378)	(65,524)

		(281,288)

Transportation — (1.7)%
Alaska Air Group, Inc.	(607)	(38,793)
American Airlines Group, Inc.	(2,089)	(68,122)
JB Hunt Transport Services, Inc.	(650)	(59,417)
United Airlines Holdings, Inc.*	(1,344)	(117,667)
United Parcel Service, Inc., Class B	(1,785)	(184,337)

		(468,336)

Utilities — (13.4)%
Alliant Energy Corp.	(1,255)	(61,595)
Ameren Corp.	(1,155)	(86,752)
American Electric Power Co., Inc.	(2,320)	(204,183)
American Water Works Co., Inc.	(850)	(98,600)
Atmos Energy Corp.	(561)	(59,219)
CenterPoint Energy, Inc.	(2,362)	(67,624)
CMS Energy Corp.	(1,335)	(77,310)
Consolidated Edison, Inc.	(1,544)	(135,378)
Dominion Energy, Inc.	(3,774)	(291,806)
DTE Energy Co.	(640)	(81,843)
Duke Energy Corp.	(3,424)	(302,134)
Edison International	(1,569)	(105,766)
Entergy Corp.	(1,091)	(112,297)
Evergy, Inc.	(1,129)	(67,909)
Eversource Energy	(1,491)	(112,958)
Exelon Corp.	(4,567)	(218,942)
FirstEnergy Corp.	(2,461)	(105,355)
NextEra Energy, Inc.	(2,253)	(461,550)
NiSource, Inc.	(2,189)	(63,043)
Pinnacle West Capital Corp.	(528)	(49,680)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Concluded)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
PPL Corp.	(3,393)	$(105,217)
Public Service Enterprise Group, Inc.	(2,370)	(139,403)
Sempra Energy	(1,234)	(169,601)
Southern Co. (The)	(4,893)	(270,485)
WEC Energy Group, Inc.	(1,484)	(123,721)
Xcel Energy, Inc.	(2,420)	(143,966)

		(3,716,337)

TOTAL COMMON STOCK (Proceeds $23,521,204)		(24,023,572)

TOTAL SECURITIES SOLD SHORT - (86.6)%		(24,023,572)

(Proceeds $23,521,204)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		262,832

NET ASSETS - 100.0%		$27,728,593

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments

June 30, 2019

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 121.7%
COMMON STOCKS — 121.7%
Automobiles & Components — 0.1%
BorgWarner, Inc.†	180	$7,556

Banks — 0.5%
SunTrust Banks, Inc.†	666	41,858

Capital Goods — 14.5%
3M Co.	248	42,988
Arconic, Inc.†	527	13,607
Cummins, Inc.†	476	81,558
Dover Corp.†	448	44,890
Eaton Corp. PLC (Ireland)†	1,278	106,432
Flowserve Corp.†	43	2,266
Fortive Corp.†	848	69,129
Fortune Brands Home & Security, Inc.†	113	6,456
General Dynamics Corp.†	293	53,273
Honeywell International, Inc.†	1,516	264,678
Illinois Tool Works, Inc.†	342	51,577
Ingersoll-Rand PLC (Ireland)†	729	92,342
Johnson Controls International PLC (Ireland)†	2,100	86,751
L3 Technologies, Inc.†	184	45,111
L3Harris Technologies, Inc.†(a)	273	51,633
Lockheed Martin Corp.†	485	176,317
Masco Corp.†	258	10,124
Parker-Hannifin Corp.	21	3,570
Raytheon Co.†	662	115,109
Snap-on, Inc.†(a)	128	21,202

		1,339,013

Commercial & Professional Services — 1.6%
Republic Services, Inc.†	640	55,450
Robert Half International, Inc.†	357	20,353
Waste Management, Inc.†	636	73,375

		149,178

Consumer Durables & Apparel — 3.0%
Capri Holdings Ltd. (British Virgin Islands)†*	456	15,814
Garmin Ltd. (Switzerland)†	574	45,805
Hanesbrands, Inc.†(a)	1,083	18,649
Hasbro, Inc.†(a)	291	30,753
PVH Corp.†	173	16,373
Ralph Lauren Corp.†	180	20,446
Tapestry, Inc.†	869	27,573
VF Corp.†	1,199	104,733

		280,146

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — 1.3%
McDonald’s Corp.†	81	$16,820
Yum! Brands, Inc.†	956	105,800

		122,620

Diversified Financials — 4.8%
Affiliated Managers Group, Inc.†	152	14,005
American Express Co.†	753	92,950
BlackRock, Inc.†	288	135,158
Discover Financial Services†	650	50,434
Franklin Resources, Inc.†(a)	932	32,434
Invesco Ltd. (Bermuda)†	1,242	25,411
S&P Global, Inc.	51	11,617
T Rowe Price Group, Inc.†	719	78,881

		440,890

Energy — 5.5%
Cabot Oil & Gas Corp.	922	21,169
Chevron Corp.†	857	106,645
ConocoPhillips†	1,646	100,406
Devon Energy Corp.†	1,255	35,793
HollyFrontier Corp.†	516	23,880
Kinder Morgan, Inc.†	3,250	67,860
Phillips 66†	1,369	128,056
Valero Energy Corp.	312	26,710

		510,519

Food & Staples Retailing — 4.1%
Sysco Corp.†	1,454	102,827
Walgreens Boots Alliance, Inc.†	2,760	150,889
Walmart, Inc.†	1,134	125,296

		379,012

Food, Beverage & Tobacco — 9.5%
Altria Group, Inc.†	2,538	120,174
Campbell Soup Co.†	680	27,248
Conagra Brands, Inc.	961	25,486
General Mills, Inc.†	1,562	82,036
Hershey Co. (The)†	630	84,439
JM Smucker Co. (The)	252	29,028
Kellogg Co.(a)	580	31,071
Kraft Heinz Co. (The)†	2,820	87,533
McCormick & Co., Inc., non-voting shares†(a)	243	37,667
Mondelez International, Inc., Class A†	1,642	88,504
PepsiCo, Inc.†	572	75,006
Philip Morris International, Inc.†	2,099	164,834

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Tyson Foods, Inc., Class A†	297	$23,980

		877,006

Health Care Equipment & Services — 6.1%
AmerisourceBergen Corp.	105	8,952
Cardinal Health, Inc.†	900	42,390
Centene Corp.†*	956	50,133
CVS Health Corp.†	2,997	163,306
HCA Healthcare, Inc.	79	10,678
Henry Schein, Inc.†(a)*	344	24,046
Humana, Inc.†	264	70,039
Laboratory Corp. of America Holdings†*	291	50,314
McKesson Corp.†	367	49,321
Medtronic PLC (Ireland)†	63	6,136
Quest Diagnostics, Inc.†	197	20,057
UnitedHealth Group, Inc.†	230	56,122
Universal Health Services, Inc., Class B	132	17,211

		568,705

Household & Personal Products — 2.1%
Church & Dwight Co., Inc.†	2	146
Colgate-Palmolive Co.†	723	51,817
Estee Lauder Cos., Inc. (The), Class A†	351	64,272
Kimberly-Clark Corp.	8	1,066
Procter & Gamble Co. (The)†	721	79,058

		196,359

Insurance — 6.8%
Aflac, Inc.†	127	6,961
Allstate Corp. (The)†	544	55,319
Aon PLC (United Kingdom)†	521	100,543
Arthur J Gallagher & Co.†	428	37,488
Cincinnati Financial Corp.†	377	39,084
Hartford Financial Services Group, Inc. (The)	379	21,118
Loews Corp.	373	20,392
Marsh & McLennan Cos., Inc.†	1,532	152,817
Progressive Corp. (The)†	1,303	104,149
Travelers Cos., Inc. (The)	218	32,595
Willis Towers Watson PLC (Ireland)†	298	57,079

		627,545

Materials — 4.9%
Avery Dennison Corp.†	243	28,110

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Ball Corp.†	259	$18,127
Corteva, Inc.*	1,050	31,049
Dow, Inc.†	1,662	81,953
DuPont de Nemours, Inc.†	1,666	125,067
Eastman Chemical Co.†	418	32,533
International Paper Co.†	1,206	52,244
Nucor Corp.†	705	38,846
Packaging Corp. of America†	286	27,261
Sealed Air Corp.†	470	20,107

		455,297

Media & Entertainment — 2.1%
Activision Blizzard, Inc.†	30	1,416
CBS Corp., Class B, non-voting shares†	863	43,064
Discovery, Inc., Class A†*	283	8,688
DISH Network Corp., Class A†*	709	27,233
Fox Corp., Class A†	1,435	52,578
News Corp., Class A†	1,187	16,013
Omnicom Group, Inc.†	486	39,828
Viacom, Inc., Class B†	284	8,483

		197,303

Pharmaceuticals, Biotechnology & Life Sciences — 12.3%
AbbVie, Inc.	306	22,252
Biogen, Inc.†*	574	134,241
Bristol-Myers Squibb Co.†	3,784	171,604
Celgene Corp.†*	2,116	195,603
Eli Lilly & Co.†	1,793	198,646
Gilead Sciences, Inc.†	363	24,524
Johnson & Johnson†	1,103	153,626
Merck & Co., Inc.†	2,609	218,765
Perrigo Co. PLC (Ireland)	314	14,953

		1,134,214

Real Estate — 4.2%
Alexandria Real Estate Equities, Inc., REIT†	247	34,849
CBRE Group, Inc., Class A†*	1,016	52,121
Duke Realty Corp., REIT†	200	6,322
Equity Residential, REIT†	430	32,646
Prologis, Inc., REIT†	1,075	86,108
Realty Income Corp., REIT†	910	62,763
UDR, Inc., REIT†	652	29,268
Welltower, Inc., REIT†	1,029	83,894

		387,971

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — 11.1%
Amazon.com, Inc.†*	2	$3,787
AutoZone, Inc.†*	70	76,963
Best Buy Co., Inc.†	614	42,814
Dollar General Corp.†	597	80,690
Dollar Tree, Inc.*	538	57,776
eBay, Inc.†	2,647	104,557
Foot Locker, Inc.†(a)	261	10,941
Home Depot, Inc. (The)†	974	202,563
Kohl’s Corp.†(a)	372	17,689
L Brands, Inc.†	636	16,600
LKQ Corp.†*	726	19,319
Macy’s, Inc.(a)	714	15,322
Nordstrom, Inc.(a)	360	11,470
Ross Stores, Inc.	331	32,809
Target Corp.†	1,150	99,602
Tiffany & Co.†(a)	281	26,313
TJX Cos., Inc. (The)†	3,192	168,793
Ulta Beauty, Inc.*	105	36,423

		1,024,431

Semiconductors & Semiconductor Equipment — 2.6%
Applied Materials, Inc.†	2,644	118,742
Lam Research Corp.†	400	75,136
Micron Technology, Inc.†*	370	14,278
Qorvo, Inc.*	275	18,318
Skyworks Solutions, Inc.†	240	18,545

		245,019

Software & Services — 10.9%
Accenture PLC, Class A (Ireland)†	1,160	214,333
Alliance Data Systems Corp.	123	17,236
Automatic Data Processing, Inc.†	507	83,822
Broadridge Financial Solutions, Inc.†	83	10,597
DXC Technology Co.†	811	44,727
FleetCor Technologies, Inc.†*	105	29,489
International Business Machines Corp.†	1,688	232,775
Intuit, Inc.	167	43,642
Oracle Corp.†	2,408	137,184
Paychex, Inc.†	855	70,358
PayPal Holdings, Inc.†*	921	105,418
Western Union Co. (The)†(a)	1,097	21,819

		1,011,400

Technology Hardware & Equipment — 7.8%
Amphenol Corp., Class A†	690	66,199

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Apple, Inc.†	1,162	$229,983
Cisco Systems, Inc.†	2,145	117,396
F5 Networks, Inc.*	138	20,097
HP, Inc.†	4,043	84,054
Motorola Solutions, Inc.†	498	83,032
NetApp, Inc.†	555	34,244
Seagate Technology PLC (Ireland)†	514	24,220
TE Connectivity Ltd. (Switzerland)†	389	37,258
Xerox Corp.†	684	24,220

		720,703

Telecommunication Services — 3.5%
AT&T, Inc.†	3,970	133,035
CenturyLink, Inc.†(a)	3,296	38,761
Verizon Communications, Inc.†	2,635	150,538

		322,334

Transportation — 2.1%
CSX Corp.†	1,648	127,506
Expeditors International of Washington, Inc.	351	26,627
FedEx Corp.	253	41,540

		195,673

Utilities — 0.3%
NRG Energy, Inc.†	809	28,412

TOTAL COMMON STOCKS (Cost $10,231,725)		11,263,164

TOTAL LONG POSITIONS - 121.7%		11,263,164

(Cost $10,231,725)

SHORT POSITIONS — (96.9)%
COMMON STOCKS — (96.9)%
Automobiles & Components — (1.2)%
Ford Motor Co.	(9,567)	(97,870)
Harley-Davidson, Inc.	(382)	(13,687)

		(111,557)

Banks — (0.2)%
BB&T Corp.	(299)	(14,690)

Capital Goods — (8.5)%
A.O. Smith Corp.	(59)	(2,782)
Boeing Co. (The)	(513)	(186,737)
Deere & Co.	(582)	(96,443)
Emerson Electric Co.	(453)	(30,224)
General Electric Co.	(11,612)	(121,926)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Jacobs Engineering Group, Inc.	(328)	$(27,680)
Northrop Grumman Corp.	(164)	(52,990)
Pentair PLC (Ireland)	(315)	(11,718)
Quanta Services, Inc.	(262)	(10,006)
Rockwell Automation, Inc.	(283)	(46,364)
Stanley Black & Decker, Inc.	(268)	(38,756)
TransDigm Group, Inc.*	(97)	(46,929)
United Technologies Corp.	(513)	(66,793)
Wabtec Corp.	(298)	(21,385)
Xylem, Inc.	(330)	(27,601)

		(788,334)

Commercial & Professional Services — (1.0)%
Equifax, Inc.	(263)	(35,568)
IHS Markit Ltd. (Bermuda)*	(231)	(14,719)
Nielsen Holdings PLC (United Kingdom)	(652)	(14,735)
Rollins, Inc.	(786)	(28,194)

		(93,216)

Consumer Durables & Apparel — (2.2)%
DR Horton, Inc.	(895)	(38,601)
Leggett & Platt, Inc.	(240)	(9,209)
Mohawk Industries, Inc.*	(173)	(25,512)
NIKE, Inc., Class B	(1,093)	(91,757)
PulteGroup, Inc.	(665)	(21,027)
Whirlpool Corp.	(111)	(15,802)

		(201,908)

Consumer Services — (2.9)%
Carnival Corp. (Panama)	(1,293)	(60,189)
Marriott International, Inc., Class A	(433)	(60,746)
MGM Resorts International	(1,289)	(36,827)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(395)	(21,184)
Royal Caribbean Cruises Ltd. (Liberia)	(503)	(60,969)
Wynn Resorts Ltd.	(259)	(32,113)

		(272,028)

Diversified Financials — (2.9)%
Ameriprise Financial, Inc.	(155)	(22,500)
Bank of New York Mellon Corp. (The)	(1,654)	(73,024)
Cboe Global Markets, Inc.	(267)	(27,669)
CME Group, Inc.	(138)	(26,787)
E*TRADE Financial Corp.	(69)	(3,077)
Morgan Stanley	(2,254)	(98,748)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Raymond James Financial, Inc.	(143)	$(12,091)

		(263,896)

Energy — (7.4)%
Anadarko Petroleum Corp.	(900)	(63,504)
Apache Corp.	(890)	(25,783)
Cimarex Energy Co.	(234)	(13,883)
Concho Resources, Inc.	(482)	(49,733)
Diamondback Energy, Inc.	(390)	(42,498)
EOG Resources, Inc.	(1,065)	(99,215)
Hess Corp.	(558)	(35,472)
Marathon Petroleum Corp.	(1,600)	(89,408)
National Oilwell Varco, Inc.	(708)	(15,739)
Noble Energy, Inc.	(1,159)	(25,962)
ONEOK, Inc.	(990)	(68,122)
Pioneer Natural Resources Co.	(316)	(48,620)
TechnipFMC PLC (United Kingdom)	(1,042)	(27,030)
Williams Cos., Inc. (The)	(2,905)	(81,456)

		(686,425)

Food, Beverage & Tobacco — (2.9)%
Archer-Daniels-Midland Co.	(1,029)	(41,983)
Brown-Forman Corp., Class B	(1,145)	(63,467)
Constellation Brands, Inc., Class A	(205)	(40,373)
Hormel Foods Corp.	(460)	(18,648)
Lamb Weston Holdings, Inc.	(273)	(17,297)
Molson Coors Brewing Co., Class B	(515)	(28,840)
Monster Beverage Corp.*	(951)	(60,702)

		(271,310)

Health Care Equipment & Services — (13.1)%
Abbott Laboratories	(1,542)	(129,682)
ABIOMED, Inc.*	(109)	(28,393)
Align Technology, Inc.*	(192)	(52,550)
Baxter International, Inc.	(900)	(73,710)
Becton Dickinson and Co.	(495)	(124,745)
Boston Scientific Corp.*	(3,321)	(142,737)
Cerner Corp.	(1)	(73)
Cigna Corp.	(698)	(109,970)
Cooper Cos., Inc. (The)	(117)	(39,416)
DaVita, Inc.*	(305)	(17,159)
DENTSPLY SIRONA, Inc.	(537)	(31,339)
Edwards Lifesciences Corp.*	(500)	(92,370)
Hologic, Inc.*	(643)	(30,877)
IDEXX Laboratories, Inc.*	(207)	(56,993)
Intuitive Surgical, Inc.*	(211)	(110,680)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
ResMed, Inc.	(331)	$(40,392)
Teleflex, Inc.	(111)	(36,758)
Varian Medical Systems, Inc.*	(167)	(22,734)
WellCare Health Plans, Inc.*	(84)	(23,946)
Zimmer Biomet Holdings, Inc.	(376)	(44,270)

		(1,208,794)

Household & Personal Products — (0.4)%
Clorox Co. (The)	(87)	(13,321)
Coty, Inc., Class A	(1,801)	(24,133)

		(37,454)

Insurance — (0.3)%
Lincoln National Corp.	(27)	(1,740)
MetLife, Inc.	(288)	(14,305)
Unum Group	(390)	(13,085)

		(29,130)

Materials — (7.1)%
Air Products & Chemicals, Inc.	(439)	(99,376)
Albemarle Corp.	(255)	(17,955)
Celanese Corp.	(233)	(25,117)
FMC Corp.	(241)	(19,991)
Freeport-McMoRan, Inc.	(3,480)	(40,403)
International Flavors & Fragrances, Inc.	(216)	(31,339)
Linde PLC (Ireland)	(486)	(97,589)
LyondellBasell Industries NV, Class A (Netherlands)	(883)	(76,053)
Martin Marietta Materials, Inc.	(114)	(26,233)
Mosaic Co. (The)	(708)	(17,721)
Newmont Goldcorp Corp.	(607)	(23,351)
PPG Industries, Inc.	(434)	(50,652)
Sherwin-Williams Co. (The)	(169)	(77,451)
Vulcan Materials Co.	(242)	(33,229)
Westrock Co.	(539)	(19,657)

		(656,117)

Media & Entertainment — (4.0)%
Charter Communications, Inc., Class A*	(74)	(29,243)
Comcast Corp., Class A	(683)	(28,877)
Electronic Arts, Inc.*	(548)	(55,491)
Netflix, Inc.*	(409)	(150,234)
Take-Two Interactive Software, Inc.*	(270)	(30,653)
TripAdvisor, Inc.*	(331)	(15,322)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Twitter, Inc.*	(1,789)	$(62,436)

		(372,256)

Pharmaceuticals, Biotechnology & Life Sciences — (5.4)%
Agilent Technologies, Inc.	(634)	(47,341)
Allergan PLC (Ireland)	(191)	(31,979)
Illumina, Inc.*	(352)	(129,589)
Incyte Corp.*	(524)	(44,519)
IQVIA Holdings, Inc.*	(473)	(76,106)
Mettler-Toledo International, Inc.*	(25)	(21,000)
Mylan NV (Netherlands)*	(948)	(18,050)
Nektar Therapeutics*	(410)	(14,588)
PerkinElmer, Inc.	(203)	(19,557)
Thermo Fisher Scientific, Inc.	(5)	(1,468)
Vertex Pharmaceuticals, Inc.*	(524)	(96,091)

		(500,288)

Real Estate — (5.2)%
American Tower Corp., REIT	(353)	(72,171)
Crown Castle International Corp., REIT	(763)	(99,457)
Equinix, Inc., REIT	(196)	(98,841)
HCP, Inc., REIT	(502)	(16,054)
Iron Mountain, Inc., REIT	(688)	(21,534)
Kimco Realty Corp., REIT	(775)	(14,322)
SBA Communications Corp., REIT*	(272)	(61,157)
Simon Property Group, Inc., REIT	(415)	(66,300)
Weyerhaeuser Co., REIT	(1,368)	(36,033)

		(485,869)

Retailing — (1.3)%
Advance Auto Parts, Inc.	(132)	(20,346)
CarMax, Inc.*	(103)	(8,944)
Expedia Group, Inc.	(286)	(38,047)
Genuine Parts Co.	(268)	(27,759)
Tractor Supply Co.	(221)	(24,045)

		(119,141)

Semiconductors & Semiconductor Equipment — (7.4)%
Advanced Micro Devices, Inc.*	(2,826)	(85,826)
Analog Devices, Inc.	(639)	(72,124)
Broadcom, Inc.	(345)	(99,312)
Intel Corp.	(419)	(20,058)
KLA-Tencor Corp.	(297)	(35,105)
Maxim Integrated Products, Inc.	(653)	(39,062)
NVIDIA Corp.	(1,202)	(197,404)
QUALCOMM, Inc.	(202)	(15,366)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Concluded)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Texas Instruments, Inc.	(1,024)	$(117,514)

		(681,771)

Software & Services — (6.0)%
Adobe, Inc.*	(460)	(135,539)
Akamai Technologies, Inc.*	(392)	(31,415)
ANSYS, Inc.*	(159)	(32,566)
Autodesk, Inc.*	(462)	(75,260)
Fidelity National Information Services, Inc.	(151)	(18,525)
Fiserv, Inc.*	(44)	(4,011)
Fortinet, Inc.*	(394)	(30,271)
Gartner, Inc.*	(217)	(34,924)
Jack Henry & Associates, Inc.	(142)	(19,017)
salesforce.com, Inc.*	(647)	(98,169)
Symantec Corp.	(1,511)	(32,879)
VeriSign, Inc.*	(211)	(44,133)

		(556,709)

Technology Hardware & Equipment — (1.2)%
Corning, Inc.	(1,446)	(48,051)
FLIR Systems, Inc.	(239)	(12,930)
IPG Photonics Corp.*	(128)	(19,744)
Keysight Technologies, Inc.*	(57)	(5,119)
Western Digital Corp.	(537)	(25,534)

		(111,378)

Transportation — (1.9)%
Alaska Air Group, Inc.	(297)	(18,981)
American Airlines Group, Inc.	(815)	(26,577)
JB Hunt Transport Services, Inc.	(261)	(23,858)
United Airlines Holdings, Inc.*	(634)	(55,507)
United Parcel Service, Inc., Class B	(473)	(48,847)

		(173,770)

Utilities — (14.4)%
Alliant Energy Corp.	(513)	(25,178)
Ameren Corp.	(450)	(33,800)
American Electric Power Co., Inc.	(905)	(79,649)
American Water Works Co., Inc.	(332)	(38,512)
Atmos Energy Corp.	(276)	(29,135)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
CenterPoint Energy, Inc.	(921)	$(26,368)
CMS Energy Corp.	(521)	(30,171)
Consolidated Edison, Inc.	(618)	(54,186)
Dominion Energy, Inc.	(1,473)	(113,892)
Duke Energy Corp.	(1,336)	(117,889)
Edison International	(770)	(51,906)
Entergy Corp.	(449)	(46,216)
Eversource Energy	(582)	(44,092)
Exelon Corp.	(1,783)	(85,477)
FirstEnergy Corp.	(975)	(41,740)
NextEra Energy, Inc.	(688)	(140,944)
NiSource, Inc.	(886)	(25,517)
Pinnacle West Capital Corp.	(206)	(19,383)
PPL Corp.	(1,324)	(41,057)
Public Service Enterprise Group, Inc.	(925)	(54,409)
Sempra Energy	(151)	(20,753)
Southern Co. (The)	(1,909)	(105,530)
WEC Energy Group, Inc.	(580)	(48,355)
Xcel Energy, Inc.	(944)	(56,159)

		(1,330,318)

TOTAL COMMON STOCK (Proceeds $8,615,372)		(8,966,359)

TOTAL SECURITIES SOLD SHORT - (96.9)%		(8,966,359)

(Proceeds $8,615,372)

OTHER ASSETS IN EXCESS OF LIABILITIES - 75.2%		6,960,354

NET ASSETS - 100.0%		$9,257,159

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2019, the market value of securities on loan was $92,847.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments

June 30, 2019

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 154.2%
COMMON STOCKS — 154.2%
Automobiles & Components — 0.4%
Aptiv PLC (Jersey)†	17	$1,374
BorgWarner, Inc.†	132	5,541
General Motors Co.	93	3,583

		10,498

Banks — 3.7%
Bank of America Corp.†	637	18,473
Citigroup, Inc.†	154	10,785
Citizens Financial Group, Inc.	31	1,096
Comerica, Inc.	11	799
First Republic Bank	12	1,172
Huntington Bancshares, Inc.	51	705
JPMorgan Chase & Co.†	216	24,149
M&T Bank Corp.	9	1,531
People’s United Financial, Inc.	26	436
PNC Financial Services Group, Inc. (The)†	30	4,118
SunTrust Banks, Inc.†	297	18,666
SVB Financial Group*	17	3,818
US Bancorp†	106	5,554
Wells Fargo & Co.†	300	14,196

		105,498

Capital Goods — 16.4%
3M Co.†	153	26,521
Allegion PLC (Ireland)	7	774
AMETEK, Inc.†	78	7,086
Arconic, Inc.†	91	2,350
Caterpillar, Inc.†	39	5,315
Cummins, Inc.†	125	21,418
Dover Corp.†	113	11,323
Eaton Corp. PLC (Ireland)†	336	27,982
Fastenal Co.†	315	10,266
Flowserve Corp.	90	4,742
Fortive Corp.†	253	20,625
Fortune Brands Home & Security, Inc.	4	229
General Dynamics Corp.†	163	29,637
Honeywell International, Inc.†	496	86,597
Huntington Ingalls Industries, Inc.	3	674
Illinois Tool Works, Inc.†	26	3,921
Ingersoll-Rand PLC (Ireland)†	191	24,194
Johnson Controls International PLC (Ireland)	630	26,025
L3 Technologies, Inc.†	57	13,975
L3Harris Technologies, Inc.†	83	15,698

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Lockheed Martin Corp.†	178	$64,710
Masco Corp.†	35	1,373
PACCAR, Inc.	23	1,648
Parker-Hannifin Corp.	68	11,561
Raytheon Co.†	216	37,558
Roper Technologies, Inc.†	11	4,029
Snap-on, Inc.	39	6,460
Textron, Inc.	16	849
TransDigm Group, Inc.†*	4	1,935
United Rentals, Inc.*	6	796
WW Grainger, Inc.	3	805

		471,076

Commercial & Professional Services — 1.3%
Cintas Corp.	16	3,797
Republic Services, Inc.†	135	11,696
Robert Half International, Inc.†	95	5,416
Verisk Analytics, Inc.	11	1,611
Waste Management, Inc.†	142	16,383

		38,903

Consumer Durables & Apparel — 2.8%
Capri Holdings Ltd. (British Virgin Islands)†*	119	4,127
Garmin Ltd. (Switzerland)†	147	11,731
Hanesbrands, Inc.†	265	4,563
Hasbro, Inc.†	89	9,406
Lennar Corp., Class A	22	1,066
Newell Brands, Inc.†	254	3,917
PVH Corp.†	53	5,016
Ralph Lauren Corp.†	56	6,361
Tapestry, Inc.†	208	6,600
Under Armour, Inc., Class C†*	30	666
VF Corp.†	291	25,419
Whirlpool Corp.	2	285

		79,157

Consumer Services — 1.6%
Darden Restaurants, Inc.	9	1,096
H&R Block, Inc.	13	381
Hilton Worldwide Holdings, Inc.	20	1,955
McDonald’s Corp.†	50	10,383
Starbucks Corp.†	81	6,790
Yum! Brands, Inc.†	219	24,237

		44,842

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — 8.0%
Affiliated Managers Group, Inc.	41	$3,778
American Express Co.†	374	46,167
Berkshire Hathaway, Inc., Class B†*	189	40,289
BlackRock, Inc.†	67	31,443
Capital One Financial Corp.	32	2,904
Charles Schwab Corp. (The)†	89	3,577
Discover Financial Services†	239	18,544
Franklin Resources, Inc.†	344	11,971
Goldman Sachs Group, Inc. (The)†	25	5,115
Intercontinental Exchange, Inc.†	37	3,180
Invesco Ltd. (Bermuda)†	320	6,547
Jefferies Financial Group, Inc.	20	385
Moody’s Corp.†	60	11,719
MSCI, Inc.	5	1,194
Nasdaq, Inc.†	11	1,058
Northern Trust Corp.	14	1,260
S&P Global, Inc.†	66	15,034
State Street Corp.†	25	1,402
Synchrony Financial†	105	3,640
T Rowe Price Group, Inc.†	189	20,735

		229,942

Energy — 7.6%
Cabot Oil & Gas Corp.	290	6,658
Chevron Corp.†	378	47,038
ConocoPhillips†	754	45,994
Devon Energy Corp.†	380	10,838
Exxon Mobil Corp.†	282	21,610
Halliburton Co.	58	1,319
HollyFrontier Corp.†	136	6,294
Kinder Morgan, Inc.†	773	16,140
Marathon Oil Corp.	312	4,434
Occidental Petroleum Corp.	11	553
Phillips 66†	359	33,581
Schlumberger Ltd. (Curacao)	92	3,656
Valero Energy Corp.†	235	20,118

		218,233

Food & Staples Retailing — 4.4%
Costco Wholesale Corp.	29	7,664
Kroger Co. (The)	53	1,151
Sysco Corp.†	381	26,944
Walgreens Boots Alliance, Inc.†	703	38,433
Walmart, Inc.†	463	51,157

		125,349

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — 7.0%
Altria Group, Inc.†	557	$26,374
Campbell Soup Co.†	207	8,294
Coca-Cola Co. (The)†	284	14,461
Conagra Brands, Inc.	296	7,850
General Mills, Inc.†	459	24,107
Hershey Co. (The)†	147	19,702
JM Smucker Co. (The)	78	8,985
Kellogg Co.	33	1,768
Kraft Heinz Co. (The)†	855	26,539
Mondelez International, Inc., Class A†	438	23,608
PepsiCo, Inc.†	93	12,195
Philip Morris International, Inc.†	313	24,580
Tyson Foods, Inc., Class A†	15	1,211

		199,674

Health Care Equipment & Services — 7.9%
AmerisourceBergen Corp.†	100	8,526
Anthem, Inc.†	18	5,080
Cardinal Health, Inc.†	233	10,974
Centene Corp.†*	289	15,155
CVS Health Corp.†	910	49,586
Danaher Corp.†	48	6,860
HCA Healthcare, Inc.	16	2,163
Henry Schein, Inc.†*	105	7,340
Humana, Inc.†	95	25,204
Laboratory Corp. of America Holdings†*	79	13,659
McKesson Corp.†	115	15,455
Medtronic PLC (Ireland)†	91	8,862
Quest Diagnostics, Inc.†	66	6,719
Stryker Corp.	17	3,495
UnitedHealth Group, Inc.†	165	40,262
Universal Health Services, Inc., Class B	46	5,998

		225,338

Household & Personal Products — 2.8%
Church & Dwight Co., Inc.†	17	1,242
Clorox Co. (The)†	9	1,378
Colgate-Palmolive Co.†	137	9,819
Estee Lauder Cos., Inc. (The), Class A†	198	36,256
Kimberly-Clark Corp.	22	2,932
Procter & Gamble Co. (The)†	260	28,509

		80,136

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — 7.4%
Aflac, Inc.	66	$3,617
Allstate Corp. (The)†	188	19,118
American International Group, Inc.	58	3,090
Aon PLC (United Kingdom)†	160	30,877
Arthur J Gallagher & Co.†	130	11,387
Assurant, Inc.	4	426
Chubb Ltd. (Switzerland)	30	4,419
Cincinnati Financial Corp.†	114	11,818
Hartford Financial Services Group, Inc. (The)†	159	8,859
Lincoln National Corp.	4	258
Loews Corp.†	203	11,098
Marsh & McLennan Cos., Inc.†	392	39,102
Principal Financial Group, Inc.	19	1,100
Progressive Corp. (The)†	409	32,691
Prudential Financial, Inc.	27	2,727
Torchmark Corp.	7	626
Travelers Cos., Inc. (The)	84	12,560
Willis Towers Watson PLC (Ireland)†	91	17,430

		211,203

Materials — 4.7%
Amcor PLC (Jersey)*	108	1,241
Avery Dennison Corp.†	68	7,866
Ball Corp.†	23	1,610
CF Industries Holdings, Inc.†	55	2,569
Corteva, Inc.*	433	12,804
Dow, Inc.†	513	25,296
DuPont de Nemours, Inc.†	518	38,886
Eastman Chemical Co.†	110	8,561
International Paper Co.†	315	13,646
Nucor Corp.†	213	11,736
Packaging Corp. of America†	74	7,054
Sealed Air Corp.†	114	4,877

		136,146

Media & Entertainment — 6.6%
Activision Blizzard, Inc.†	371	17,511
Alphabet, Inc., Class A†*	47	50,892
CBS Corp., Class B, non-voting shares†	261	13,024
Discovery, Inc., Class A†*	325	9,977
DISH Network Corp., Class A†*	325	12,483
Facebook, Inc., Class A†*	190	36,670
Fox Corp., Class A†	436	15,975
Interpublic Group of Cos., Inc. (The)	26	587

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
News Corp., Class A†	438	$5,909
Omnicom Group, Inc.†	126	10,326
Viacom, Inc., Class B†	27	806
Walt Disney Co. (The)	119	16,617

		190,777

Pharmaceuticals, Biotechnology & Life Sciences — 14.9%
AbbVie, Inc.†	224	16,289
Alexion Pharmaceuticals, Inc.*	15	1,965
Allergan PLC (Ireland)	21	3,516
Amgen, Inc.†	46	8,477
Biogen, Inc.†*	142	33,210
Bristol-Myers Squibb Co.†	1,216	55,146
Celgene Corp.†*	544	50,287
Eli Lilly & Co.†	540	59,827
Gilead Sciences, Inc.†	284	19,187
Johnson & Johnson†	446	62,119
Merck & Co., Inc.†	917	76,890
Perrigo Co. PLC (Ireland)	96	4,572
Pfizer, Inc.†	370	16,028
Regeneron Pharmaceuticals, Inc.†*	32	10,016
Thermo Fisher Scientific, Inc.	20	5,874
Waters Corp.*	5	1,076
Zoetis, Inc.	31	3,518

		427,997

Real Estate — 3.7%
Alexandria Real Estate Equities, Inc., REIT	76	10,723
Apartment Investment & Management Co., Class A, REIT	8	401
AvalonBay Communities, Inc., REIT	9	1,829
Boston Properties, Inc., REIT	11	1,419
CBRE Group, Inc., Class A†*	247	12,671
Duke Realty Corp., REIT	34	1,075
Equity Residential, REIT	25	1,898
Extra Space Storage, Inc., REIT	8	849
Federal Realty Investment Trust, REIT	3	386
Host Hotels & Resorts, Inc., REIT	30	547
Mid-America Apartment Communities, Inc., REIT	7	824
Prologis, Inc., REIT†	374	29,957
Realty Income Corp., REIT†	229	15,794
SL Green Realty Corp., REIT	5	402
UDR, Inc., REIT†	197	8,843

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Vornado Realty Trust, REIT	13	$833
Welltower, Inc., REIT†	229	18,670

		107,121

Retailing — 12.7%
Amazon.com, Inc.†*	15	28,404
AutoZone, Inc.†*	18	19,790
Best Buy Co., Inc.†	187	13,040
Booking Holdings, Inc.*	3	5,624
Dollar General Corp.†	182	24,599
Dollar Tree, Inc.*	163	17,505
eBay, Inc.†	748	29,546
Foot Locker, Inc.	79	3,312
Gap, Inc. (The)	25	449
Home Depot, Inc. (The)†	379	78,821
Kohl’s Corp.†	113	5,373
L Brands, Inc.	193	5,037
LKQ Corp.†*	220	5,854
Lowe’s Cos., Inc.	53	5,348
Macy’s, Inc.	217	4,657
Nordstrom, Inc.	109	3,473
O’Reilly Automotive, Inc.†*	6	2,216
Ross Stores, Inc.	203	20,121
Target Corp.†	356	30,833
Tiffany & Co.	86	8,053
TJX Cos., Inc. (The)†	714	37,756
Ulta Beauty, Inc.*	40	13,876

		363,687

Semiconductors & Semiconductor Equipment — 3.8%
Applied Materials, Inc.†	751	33,727
Intel Corp.†	268	12,829
Lam Research Corp.†	124	23,292
Microchip Technology, Inc.†	18	1,561
Qorvo, Inc.*	85	5,662
Skyworks Solutions, Inc.†	130	10,045
Xilinx, Inc.†	178	20,990

		108,106

Software & Services — 17.4%
Accenture PLC, Class A (Ireland)†	396	73,169
Alliance Data Systems Corp.	38	5,325
Automatic Data Processing, Inc.†	248	41,002
Broadridge Financial Solutions, Inc.†	79	10,087
Cadence Design Systems, Inc.*	19	1,345

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Cognizant Technology Solutions Corp., Class A†	38	$2,409
DXC Technology Co.†	219	12,078
FleetCor Technologies, Inc.†*	58	16,289
Global Payments, Inc.	10	1,601
International Business Machines Corp.†	521	71,846
Intuit, Inc.†	169	44,165
Mastercard, Inc., Class A†	68	17,988
Microsoft Corp.†	566	75,821
Oracle Corp.†	1,057	60,217
Paychex, Inc.†	252	20,737
PayPal Holdings, Inc.†*	72	8,241
Synopsys, Inc.*	10	1,287
Total System Services, Inc.	13	1,667
Visa, Inc., Class A†	160	27,768
Western Union Co. (The)†	344	6,842

		499,884

Technology Hardware & Equipment — 11.2%

Amphenol Corp., Class A†	220	21,107
Apple, Inc.†	660	130,627
Arista Networks, Inc.*	5	1,298
Cisco Systems, Inc.†	1,266	69,288
F5 Networks, Inc.†*	42	6,116
Hewlett Packard Enterprise Co.†	91	1,360
HP, Inc.†	1,209	25,135
Juniper Networks, Inc.†	23	612
Keysight Technologies, Inc.*	12	1,078
Motorola Solutions, Inc.†	127	21,175
NetApp, Inc.†	170	10,489
Seagate Technology PLC (Ireland)†	19	895
TE Connectivity Ltd. (Switzerland)†	250	23,945
Xerox Corp.†	191	6,763

		319,888

Telecommunication Services — 3.9%
AT&T, Inc.†	1,636	54,822
CenturyLink, Inc.†	840	9,878
Verizon Communications, Inc.†	847	48,389

		113,089

Transportation — 3.7%
CH Robinson Worldwide, Inc.	9	759
CSX Corp.†	551	42,631
Delta Air Lines, Inc.	44	2,497

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Expeditors International of Washington, Inc.†	120	$9,103
FedEx Corp.	149	24,464
Kansas City Southern	6	731
Norfolk Southern Corp.†	77	15,348
Southwest Airlines Co.	36	1,828
Union Pacific Corp.†	47	7,948

		105,309

Utilities — 0.3%
AES Corp.†	45	754
DTE Energy Co.	1	128
NRG Energy, Inc.†	226	7,937
WEC Energy Group, Inc.†	2	167

		8,986

TOTAL COMMON STOCKS (Cost $4,052,750)		4,420,839

TOTAL LONG POSITIONS - 154.2%		4,420,839

(Cost $4,052,750)

SHORT POSITIONS — (94.2)%
COMMON STOCKS — (94.2)%
Automobiles & Components — (1.0)%
Ford Motor Co.	(2,380)	$(24,347)
Harley-Davidson, Inc.	(93)	(3,332)

		(27,679)

Banks — (1.1)%
BB&T Corp.	(365)	(17,932)
Fifth Third Bancorp	(224)	(6,250)
KeyCorp.	(155)	(2,751)
Regions Financial Corp.	(233)	(3,481)

		(30,414)

Capital Goods — (7.9)%
A.O. Smith Corp.	(30)	(1,415)
Boeing Co. (The)	(133)	(48,413)
Deere & Co.	(179)	(29,662)
Emerson Electric Co.	(140)	(9,341)
General Electric Co.	(3,535)	(37,118)
Jacobs Engineering Group, Inc.	(82)	(6,920)
Northrop Grumman Corp.	(90)	(29,080)
Pentair PLC (Ireland)	(96)	(3,571)
Quanta Services, Inc.	(80)	(3,055)
Rockwell Automation, Inc.	(70)	(11,468)
Stanley Black & Decker, Inc.	(56)	(8,098)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
United Technologies Corp.	(177)	$(23,045)
Wabtec Corp.	(91)	(6,530)
Xylem, Inc.	(101)	(8,448)

		(226,164)

Commercial & Professional Services — (1.2)%
Copart, Inc.*	(46)	(3,438)
Equifax, Inc.	(76)	(10,278)
IHS Markit Ltd. (Bermuda)*	(128)	(8,156)
Nielsen Holdings PLC (United Kingdom)	(200)	(4,520)
Rollins, Inc.	(205)	(7,353)

		(33,745)

Consumer Durables & Apparel — (1.8)%
DR Horton, Inc.	(235)	(10,136)
Leggett & Platt, Inc.	(74)	(2,839)
Mohawk Industries, Inc.*	(43)	(6,341)
NIKE, Inc., Class B	(307)	(25,773)
PulteGroup, Inc.	(177)	(5,597)

		(50,686)

Consumer Services — (3.1)%
Carnival Corp. (Panama)	(389)	(18,108)
Chipotle Mexican Grill, Inc.*	(18)	(13,192)
Marriott International, Inc., Class A	(132)	(18,518)
MGM Resorts International	(332)	(9,485)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(121)	(6,489)
Royal Caribbean Cruises Ltd. (Liberia)	(130)	(15,757)
Wynn Resorts Ltd.	(67)	(8,307)

		(89,856)

Diversified Financials — (3.2)%
Bank of New York Mellon Corp. (The)	(528)	(23,311)
Cboe Global Markets, Inc.	(69)	(7,150)
CME Group, Inc.	(159)	(30,863)
E*TRADE Financial Corp.	(15)	(669)
Morgan Stanley	(641)	(28,082)
Raymond James Financial, Inc.	(28)	(2,367)

		(92,442)

Energy — (6.5)%
Anadarko Petroleum Corp.	(277)	(19,545)
Apache Corp.	(218)	(6,316)
Cimarex Energy Co.	(59)	(3,501)
Concho Resources, Inc.	(125)	(12,898)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Diamondback Energy, Inc.	(95)	$(10,352)
EOG Resources, Inc.	(326)	(30,370)
Helmerich & Payne, Inc.	(21)	(1,063)
Hess Corp.	(171)	(10,870)
Marathon Petroleum Corp.	(395)	(22,073)
National Oilwell Varco, Inc.	(217)	(4,824)
Noble Energy, Inc.	(302)	(6,765)
ONEOK, Inc.	(256)	(17,615)
Pioneer Natural Resources Co.	(98)	(15,078)
TechnipFMC PLC (United Kingdom)	(260)	(6,744)
Williams Cos., Inc. (The)	(705)	(19,768)

		(187,782)

Food, Beverage & Tobacco — (3.2)%
Archer-Daniels-Midland Co.	(316)	(12,893)
Brown-Forman Corp., Class B	(300)	(16,629)
Constellation Brands, Inc., Class A	(75)	(14,770)
Hormel Foods Corp.	(296)	(12,000)
Lamb Weston Holdings, Inc.	(85)	(5,386)
McCormick & Co., Inc., non-voting shares	(28)	(4,340)
Molson Coors Brewing Co., Class B	(126)	(7,056)
Monster Beverage Corp.*	(306)	(19,532)

		(92,606)

Health Care Equipment & Services — (12.2)%
Abbott Laboratories	(458)	(38,518)
ABIOMED, Inc.*	(28)	(7,294)
Align Technology, Inc.*	(44)	(12,043)
Baxter International, Inc.	(287)	(23,505)
Becton Dickinson and Co.	(151)	(38,054)
Boston Scientific Corp.*	(865)	(37,178)
Cerner Corp.	(85)	(6,230)
Cigna Corp.	(221)	(34,819)
Cooper Cos., Inc. (The)	(28)	(9,433)
DaVita, Inc.*	(93)	(5,232)
DENTSPLY SIRONA, Inc.	(133)	(7,762)
Edwards Lifesciences Corp.*	(130)	(24,016)
Hologic, Inc.*	(168)	(8,067)
IDEXX Laboratories, Inc.*	(54)	(14,868)
Intuitive Surgical, Inc.*	(64)	(33,571)
ResMed, Inc.	(85)	(10,373)
Teleflex, Inc.	(27)	(8,941)
Varian Medical Systems, Inc.*	(57)	(7,759)
WellCare Health Plans, Inc.*	(29)	(8,267)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Zimmer Biomet Holdings, Inc.	(122)	$(14,364)

		(350,294)

Household & Personal Products — (0.2)%
Coty, Inc., Class A	(469)	(6,285)

Insurance — (0.7)%
Everest Re Group Ltd. (Bermuda)	(26)	(6,427)
MetLife, Inc.	(211)	(10,480)
Unum Group	(120)	(4,026)

		(20,933)

Materials — (7.5)%
Air Products & Chemicals, Inc.	(137)	(31,013)
Albemarle Corp.	(66)	(4,647)
Celanese Corp.	(72)	(7,762)
Ecolab, Inc.	(20)	(3,949)
FMC Corp.	(75)	(6,221)
Freeport-McMoRan, Inc.	(841)	(9,764)
International Flavors & Fragrances, Inc.	(64)	(9,286)
Linde PLC (Ireland)	(219)	(43,975)
LyondellBasell Industries NV, Class A (Netherlands)	(221)	(19,035)
Martin Marietta Materials, Inc.	(35)	(8,054)
Mosaic Co. (The)	(217)	(5,432)
Newmont Goldcorp Corp.	(334)	(12,849)
PPG Industries, Inc.	(133)	(15,522)
Sherwin-Williams Co. (The)	(51)	(23,373)
Vulcan Materials Co.	(74)	(10,161)
Westrock Co.	(149)	(5,434)

		(216,477)

Media & Entertainment — (3.1)%
Charter Communications, Inc., Class A*	(29)	(11,460)
Comcast Corp., Class A	(298)	(12,599)
Electronic Arts, Inc.*	(168)	(17,012)
Netflix, Inc.*	(54)	(19,835)
Take-Two Interactive Software, Inc.*	(71)	(8,061)
TripAdvisor, Inc.*	(90)	(4,166)
Twitter, Inc.*	(434)	(15,147)

		(88,280)

Pharmaceuticals, Biotechnology & Life Sciences — (4.6)%
Agilent Technologies, Inc.	(190)	(14,187)
Illumina, Inc.*	(82)	(30,188)
Incyte Corp.*	(136)	(11,555)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
IQVIA Holdings, Inc.*	(126)	$(20,273)
Mettler-Toledo International, Inc.*	(12)	(10,080)
Mylan NV (Netherlands)*	(291)	(5,541)
Nektar Therapeutics*	(99)	(3,522)
PerkinElmer, Inc.	(62)	(5,973)
Vertex Pharmaceuticals, Inc.*	(162)	(29,708)

		(131,027)

Real Estate — (7.1)%
American Tower Corp., REIT	(219)	(44,775)
Crown Castle International Corp., REIT	(259)	(33,761)
Digital Realty Trust, Inc., REIT	(107)	(12,604)
Equinix, Inc., REIT	(50)	(25,214)
HCP, Inc., REIT	(267)	(8,539)
Iron Mountain, Inc., REIT	(178)	(5,571)
Kimco Realty Corp., REIT	(263)	(4,860)
Macerich Co. (The), REIT	(10)	(335)
Public Storage, REIT	(37)	(8,812)
Regency Centers Corp., REIT	(17)	(1,135)
SBA Communications Corp., REIT*	(71)	(15,964)
Simon Property Group, Inc., REIT	(169)	(26,999)
Ventas, Inc., REIT	(43)	(2,939)
Weyerhaeuser Co., REIT	(420)	(11,063)

		(202,571)

Retailing — (1.5)%
Advance Auto Parts, Inc.	(41)	(6,320)
CarMax, Inc.*	(89)	(7,728)
Expedia Group, Inc.	(97)	(12,904)
Genuine Parts Co.	(83)	(8,597)
Tractor Supply Co.	(68)	(7,398)

		(42,947)

Semiconductors & Semiconductor Equipment — (6.1)%
Advanced Micro Devices, Inc.*	(669)	(20,318)
Analog Devices, Inc.	(191)	(21,558)
Broadcom, Inc.	(89)	(25,620)
KLA-Tencor Corp.	(91)	(10,756)
Maxim Integrated Products, Inc.	(165)	(9,870)
Micron Technology, Inc.*	(120)	(4,631)
NVIDIA Corp.	(346)	(56,824)
Texas Instruments, Inc.	(218)	(25,018)

		(174,595)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (4.7)%
Adobe, Inc.*	(82)	$(24,161)
Akamai Technologies, Inc.*	(100)	(8,014)
ANSYS, Inc.*	(48)	(9,831)
Autodesk, Inc.*	(123)	(20,037)
Citrix Systems, Inc.	(1)	(98)
Fidelity National Information Services, Inc.	(88)	(10,796)
Fiserv, Inc.*	(47)	(4,285)
Fortinet, Inc.*	(98)	(7,529)
Gartner, Inc.*	(52)	(8,369)
Jack Henry & Associates, Inc.	(44)	(5,892)
Red Hat, Inc.*	(26)	(4,882)
salesforce.com, Inc.*	(68)	(10,318)
Symantec Corp.	(394)	(8,573)
VeriSign, Inc.*	(65)	(13,595)

		(136,380)

Technology Hardware & Equipment — (1.1)%
Corning, Inc.	(443)	(14,721)
FLIR Systems, Inc.	(77)	(4,166)
IPG Photonics Corp.*	(31)	(4,782)
Western Digital Corp.	(166)	(7,893)

		(31,562)

Transportation — (1.6)%
Alaska Air Group, Inc.	(73)	(4,665)
American Airlines Group, Inc.	(250)	(8,152)
JB Hunt Transport Services, Inc.	(69)	(6,307)
United Airlines Holdings, Inc.*	(163)	(14,271)
United Parcel Service, Inc., Class B	(119)	(12,289)

		(45,684)

Utilities — (14.8)%
Alliant Energy Corp.	(148)	(7,264)
Ameren Corp.	(139)	(10,440)
American Electric Power Co., Inc.	(295)	(25,963)
American Water Works Co., Inc.	(102)	(11,832)
Atmos Energy Corp.	(67)	(7,073)
CenterPoint Energy, Inc.	(282)	(8,074)
CMS Energy Corp.	(174)	(10,076)
Consolidated Edison, Inc.	(195)	(17,098)
Dominion Energy, Inc.	(451)	(34,871)
Duke Energy Corp.	(411)	(36,267)
Edison International	(187)	(12,606)
Entergy Corp.	(113)	(11,631)
Evergy, Inc.	(138)	(8,301)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Concluded)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Eversource Energy	(179)	$(13,561)
Exelon Corp.	(547)	(26,223)
FirstEnergy Corp.	(300)	(12,843)
NextEra Energy, Inc.	(270)	(55,312)
NiSource, Inc.	(226)	(6,509)
Pinnacle West Capital Corp.	(63)	(5,928)
PPL Corp.	(407)	(12,621)
Public Service Enterprise Group, Inc.	(284)	(16,705)
Sempra Energy	(150)	(20,616)
Southern Co. (The)	(586)	(32,394)
Xcel Energy, Inc.	(318)	(18,918)

		(423,126)

TOTAL COMMON STOCK (Proceeds $2,609,149)		(2,701,535)

TOTAL SECURITIES SOLD SHORT - (94.2)%		(2,701,535)

(Proceeds $2,609,149)
OTHER ASSETS IN EXCESS OF LIABILITIES - 40.0%		1,147,004

NET ASSETS - 100.0%		$2,866,308

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments

June 30, 2019

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 100.1%
COMMON STOCKS — 100.1%
Automobiles & Components — 0.2%
Aptiv PLC (Jersey)	16	$1,293
BorgWarner, Inc.	16	672
General Motors Co.†	83	3,198

		5,163

Banks — 3.4%
Bank of America Corp.†	568	16,472
Citigroup, Inc.†	137	9,594
Citizens Financial Group, Inc.	28	990
Comerica, Inc.	10	726
First Republic Bank(a)	10	976
Huntington Bancshares, Inc.	50	691
JPMorgan Chase & Co.†	192	21,466
M&T Bank Corp.	8	1,361
People’s United Financial, Inc.(a)	23	386
PNC Financial Services Group, Inc. (The)†	27	3,707
SunTrust Banks, Inc.†	145	9,113
SVB Financial Group*	9	2,021
US Bancorp	95	4,978
Wells Fargo & Co.†	268	12,682

		85,163

Capital Goods — 9.5%
3M Co.†	87	15,081
Allegion PLC (Ireland)	6	663
AMETEK, Inc.†	47	4,269
Arconic, Inc.	33	852
Caterpillar, Inc.†	35	4,770
Cummins, Inc.†	59	10,109
Dover Corp.	54	5,411
Eaton Corp. PLC (Ireland)†	159	13,242
Fastenal Co.(a)	154	5,019
Flowserve Corp.	40	2,108
Fortive Corp.†	121	9,864
Fortune Brands Home & Security, Inc.	2	114
General Dynamics Corp.†	82	14,909
Honeywell International, Inc.†	243	42,425
Huntington Ingalls Industries, Inc.	3	674
Illinois Tool Works, Inc.†	24	3,619
Ingersoll-Rand PLC (Ireland)†	91	11,527
Johnson Controls International PLC (Ireland)†	308	12,723
L3 Technologies, Inc.	28	6,865
L3Harris Technologies, Inc.†(a)	41	7,754

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Lockheed Martin Corp.†	88	$31,992
Masco Corp.	16	628
PACCAR, Inc.	21	1,505
Parker-Hannifin Corp.	42	7,140
Raytheon Co.†	103	17,910
Roper Technologies, Inc.	8	2,930
Snap-on, Inc.(a)	19	3,147
Textron, Inc.	14	743
TransDigm Group, Inc.†*	3	1,451
United Rentals, Inc.*	5	663
WW Grainger, Inc.	3	805

		240,912

Commercial & Professional Services — 0.8%
Cintas Corp.	12	2,847
Republic Services, Inc.†	75	6,498
Robert Half International, Inc.	45	2,565
Verisk Analytics, Inc.	10	1,465
Waste Management, Inc.†	61	7,038

		20,413

Consumer Durables & Apparel — 1.5%
Capri Holdings Ltd. (British Virgin Islands)*	56	1,942
Garmin Ltd. (Switzerland)	70	5,586
Hanesbrands, Inc.(a)	126	2,170
Hasbro, Inc.(a)	44	4,650
Lennar Corp., Class A†	20	969
Newell Brands, Inc.(a)	112	1,727
PVH Corp.	26	2,461
Ralph Lauren Corp.	27	3,067
Tapestry, Inc.	101	3,205
Under Armour, Inc., Class C*	27	599
VF Corp.†	140	12,229

		38,605

Consumer Services — 1.1%
Darden Restaurants, Inc.	8	974
H&R Block, Inc.†(a)	11	322
Hilton Worldwide Holdings, Inc.	18	1,759
McDonald’s Corp.†	45	9,345
Starbucks Corp.†	73	6,120
Yum! Brands, Inc.†	94	10,403

		28,923

Diversified Financials — 5.5%
Affiliated Managers Group, Inc.	20	1,843

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
American Express Co.†	203	$25,058
Ameriprise Financial, Inc.	8	1,161
Berkshire Hathaway, Inc., Class B†*	159	33,894
BlackRock, Inc.†	33	15,487
Capital One Financial Corp.	28	2,541
Charles Schwab Corp. (The)†	79	3,175
Discover Financial Services†	114	8,845
Franklin Resources, Inc.†(a)	169	5,881
Goldman Sachs Group, Inc. (The)†	22	4,501
Intercontinental Exchange, Inc.†	34	2,922
Invesco Ltd. (Bermuda)	151	3,089
Jefferies Financial Group, Inc.	18	346
Moody’s Corp.†	25	4,883
MSCI, Inc.	5	1,194
Nasdaq, Inc.	9	866
Northern Trust Corp.	12	1,080
S&P Global, Inc.†	41	9,339
State Street Corp.†	23	1,289
Synchrony Financial	55	1,907
T Rowe Price Group, Inc.†	90	9,874

		139,175

Energy — 4.8%
Cabot Oil & Gas Corp.	142	3,260
Chevron Corp.†	232	28,870
ConocoPhillips†	369	22,509
Devon Energy Corp.	182	5,191
Exxon Mobil Corp.†	251	19,234
Halliburton Co.	51	1,160
Hess Corp.	2	127
HollyFrontier Corp.	65	3,008
Kinder Morgan, Inc.	269	5,617
Marathon Oil Corp.	199	2,828
Occidental Petroleum Corp.	19	955
Phillips 66†	173	16,182
Schlumberger Ltd. (Curacao)	82	3,259
Valero Energy Corp.†	114	9,760

		121,960

Food & Staples Retailing — 2.8%
Costco Wholesale Corp.†	26	6,871
Kroger Co. (The)	47	1,020
Sysco Corp.†	183	12,942
Walgreens Boots Alliance, Inc.†	333	18,205

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Walmart, Inc.†	293	$32,374

		71,412

Food, Beverage & Tobacco — 4.5%
Altria Group, Inc.†	321	15,199
Campbell Soup Co.	102	4,087
Coca-Cola Co. (The)†	253	12,883
Conagra Brands, Inc.	161	4,270
General Mills, Inc.†	220	11,554
Hershey Co. (The)†	72	9,650
JM Smucker Co. (The)	38	4,377
Kellogg Co.	32	1,714
Kraft Heinz Co. (The)†	417	12,944
Mondelez International, Inc., Class A†	246	13,259
PepsiCo, Inc.†	83	10,884
Philip Morris International, Inc.†	164	12,879
Tyson Foods, Inc., Class A†	7	565

		114,265

Health Care Equipment & Services — 5.0%
AmerisourceBergen Corp.	54	4,604
Anthem, Inc.†	16	4,515
Cardinal Health, Inc.	110	5,181
Centene Corp.†*	142	7,446
CVS Health Corp.†	443	24,139
Danaher Corp.	43	6,146
HCA Healthcare, Inc.†	8	1,081
Henry Schein, Inc.(a)*	51	3,565
Humana, Inc.†	47	12,469
Laboratory Corp. of America Holdings†*	38	6,570
McKesson Corp.†	55	7,391
Medtronic PLC (Ireland)†	80	7,791
Quest Diagnostics, Inc.	37	3,767
Stryker Corp.	17	3,495
UnitedHealth Group, Inc.†	104	25,377
Universal Health Services, Inc., Class B	22	2,869

		126,406

Household & Personal Products — 2.0%
Church & Dwight Co., Inc.†	15	1,096
Clorox Co. (The)	5	766
Colgate-Palmolive Co.†	101	7,239

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Estee Lauder Cos., Inc. (The), Class A†	97	$17,762
Kimberly-Clark Corp.	20	2,666
Procter & Gamble Co. (The)†	196	21,491

		51,020

Insurance — 4.5%
Aflac, Inc.	44	2,412
Allstate Corp. (The)†	94	9,559
American International Group, Inc.	52	2,771
Aon PLC (United Kingdom)†	80	15,438
Arthur J Gallagher & Co.	64	5,606
Assurant, Inc.	4	426
Chubb Ltd. (Switzerland)	27	3,977
Cincinnati Financial Corp.	56	5,806
Hartford Financial Services Group, Inc. (The)	116	6,464
Lincoln National Corp.	4	258
Loews Corp.†	104	5,686
Marsh & McLennan Cos., Inc.†	185	18,454
Principal Financial Group, Inc.	17	985
Progressive Corp. (The)†	200	15,986
Prudential Financial, Inc.	24	2,424
Torchmark Corp.	6	537
Travelers Cos., Inc. (The)	55	8,224
Willis Towers Watson PLC (Ireland)†	45	8,619

		113,632

Materials — 2.6%
Amcor PLC (Jersey)(a)*	97	1,115
Avery Dennison Corp.	31	3,586
Ball Corp.	21	1,470
CF Industries Holdings, Inc.	21	981
Corteva, Inc.*	217	6,417
Dow, Inc.†	252	12,426
DuPont de Nemours, Inc.†	255	19,143
Eastman Chemical Co.	52	4,047
International Paper Co.†	149	6,455
Nucor Corp.†	105	5,785
Packaging Corp. of America	35	3,336
Sealed Air Corp.	55	2,353

		67,114

Media & Entertainment — 5.3%
Activision Blizzard, Inc.†	170	8,024
Alphabet, Inc., Class A†*	42	45,478

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
CBS Corp., Class B, non-voting shares	128	$6,387
Discovery, Inc., Class A(a)*	154	4,728
DISH Network Corp., Class A*	141	5,416
Facebook, Inc., Class A†*	169	32,617
Fox Corp., Class A†	213	7,804
Interpublic Group of Cos., Inc. (The)	23	520
News Corp., Class A†	205	2,765
Omnicom Group, Inc.(a)	67	5,491
Viacom, Inc., Class B	24	717
Walt Disney Co. (The)†	106	14,802

		134,749

Pharmaceuticals, Biotechnology & Life Sciences — 9.6%
AbbVie, Inc.†	167	12,144
Alexion Pharmaceuticals, Inc.*	13	1,703
Allergan PLC (Ireland)	19	3,181
Amgen, Inc.†	37	6,818
Biogen, Inc.†*	68	15,903
Bristol-Myers Squibb Co.†	575	26,076
Celgene Corp.†*	257	23,757
Eli Lilly & Co.†	275	30,467
Gilead Sciences, Inc.†	170	11,485
Johnson & Johnson†	282	39,277
Merck & Co., Inc.†	490	41,086
Perrigo Co. PLC (Ireland)	47	2,238
Pfizer, Inc.†	330	14,296
Regeneron Pharmaceuticals, Inc.†*	17	5,321
Thermo Fisher Scientific, Inc.	21	6,167
Waters Corp.*	5	1,076
Zoetis, Inc.	28	3,178

		244,173

Real Estate — 2.4%
Alexandria Real Estate Equities, Inc., REIT	39	5,502
Apartment Investment & Management Co., Class A, REIT	8	401
AvalonBay Communities, Inc., REIT	9	1,829
Boston Properties, Inc., REIT	10	1,290
CBRE Group, Inc., Class A*	118	6,053
Duke Realty Corp., REIT	34	1,075
Equity Residential, REIT	22	1,670
Essex Property Trust, Inc., REIT	2	584
Extra Space Storage, Inc., REIT	7	743

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Federal Realty Investment Trust, REIT	3	$386
Host Hotels & Resorts, Inc., REIT	28	510
Macerich Co. (The), REIT	9	301
Mid-America Apartment Communities, Inc., REIT	6	707
Prologis, Inc., REIT†	209	16,741
Realty Income Corp., REIT†	108	7,449
Regency Centers Corp., REIT	4	267
SL Green Realty Corp., REIT	5	402
UDR, Inc., REIT	97	4,354
Ventas, Inc., REIT	17	1,162
Vornado Realty Trust, REIT	11	705
Welltower, Inc., REIT†	106	8,642

		60,773

Retailing — 8.3%
Amazon.com, Inc.†*	21	39,766
AutoZone, Inc.†*	9	9,895
Best Buy Co., Inc.	91	6,345
Booking Holdings, Inc.*	2	3,749
Dollar General Corp.†	89	12,029
Dollar Tree, Inc.*	81	8,699
eBay, Inc.†	353	13,943
Foot Locker, Inc.(a)	39	1,635
Gap, Inc. (The)(a)	22	395
Home Depot, Inc. (The)†	202	42,010
Kohl’s Corp.(a)	56	2,663
L Brands, Inc.	94	2,453
LKQ Corp.*	108	2,874
Lowe’s Cos., Inc.	47	4,743
Macy’s, Inc.(a)	106	2,275
Nordstrom, Inc.(a)	54	1,720
O’Reilly Automotive, Inc.†*	5	1,847
Ross Stores, Inc.	119	11,795
Target Corp.†	177	15,330
Tiffany & Co.(a)	42	3,933
TJX Cos., Inc. (The)†	277	14,648
Ulta Beauty, Inc.*	19	6,591

		209,338

Semiconductors & Semiconductor Equipment — 2.3%
Applied Materials, Inc.†	355	15,943
Intel Corp.†	244	11,680
Lam Research Corp.†	56	10,519
Microchip Technology, Inc.†	16	1,387

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Qorvo, Inc.*	42	$2,798
QUALCOMM, Inc.	21	1,597
Skyworks Solutions, Inc.	62	4,791
Texas Instruments, Inc.	5	574
Xilinx, Inc.†	86	10,141

		59,430

Software & Services — 11.7%
Accenture PLC, Class A (Ireland)†	196	36,215
Alliance Data Systems Corp.	19	2,662
Automatic Data Processing, Inc.†	132	21,824
Broadridge Financial Solutions, Inc.	39	4,980
Cadence Design Systems, Inc.*	17	1,204
Citrix Systems, Inc.	1	98
Cognizant Technology Solutions Corp., Class A†	34	2,155
DXC Technology Co.†	104	5,736
FleetCor Technologies, Inc.†(a)*	28	7,864
Global Payments, Inc.	9	1,441
International Business Machines Corp.†	246	33,923
Intuit, Inc.	86	22,474
Mastercard, Inc., Class A†	61	16,136
Microsoft Corp.†	480	64,301
Oracle Corp.†	606	34,524
Paychex, Inc.†	123	10,122
PayPal Holdings, Inc.†*	16	1,831
Synopsys, Inc.*	9	1,158
Total System Services, Inc.	12	1,539
Visa, Inc., Class A†(a)	138	23,950
Western Union Co. (The)(a)	162	3,222

		297,359

Technology Hardware & Equipment — 7.3%
Amphenol Corp., Class A†	108	10,361
Apple, Inc.†	436	86,293
Arista Networks, Inc.*	4	1,038
Cisco Systems, Inc.†	703	38,475
F5 Networks, Inc.*	21	3,058
Hewlett Packard Enterprise Co.†	81	1,211
HP, Inc.†	588	12,225
Juniper Networks, Inc.	21	559
Keysight Technologies, Inc.*	11	988
Motorola Solutions, Inc.†	60	10,004
NetApp, Inc.†	84	5,183
Seagate Technology PLC (Ireland)†	16	754

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
TE Connectivity Ltd. (Switzerland)†	111	$10,632
Xerox Corp.	91	3,222

		184,003

Telecommunication Services — 2.4%
AT&T, Inc.†	952	31,901
CenturyLink, Inc.†(a)	397	4,669
Verizon Communications, Inc.†	444	25,366

		61,936

Transportation — 2.4%
CH Robinson Worldwide, Inc.(a)	8	675
CSX Corp.†	272	21,045
Delta Air Lines, Inc.	39	2,213
Expeditors International of Washington, Inc.	59	4,476
FedEx Corp.	86	14,120
Kansas City Southern	6	731
Norfolk Southern Corp.†	44	8,771
Southwest Airlines Co.	33	1,676
Union Pacific Corp.†	42	7,103

		60,810

Utilities — 0.2%
AES Corp.†	40	670
DTE Energy Co.	2	256
NRG Energy, Inc.†	109	3,828

		4,754

TOTAL COMMON STOCKS (Cost $2,307,119)		2,541,488

TOTAL LONG POSITIONS - 100.1%		2,541,488

(Cost $2,307,119)

SHORT POSITIONS — (39.5)%
COMMON STOCKS — (39.5)%
Automobiles & Components — (0.4)%
Ford Motor Co.	(898)	(9,187)
Harley-Davidson, Inc.	(36)	(1,290)

		(10,477)

Banks — (0.6)%
BB&T Corp.	(164)	(8,057)
Fifth Third Bancorp	(122)	(3,404)
KeyCorp.	(82)	(1,455)
Regions Financial Corp.	(128)	(1,912)

		(14,828)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (3.4)%
A.O. Smith Corp.	(19)	$(896)
Boeing Co. (The)	(44)	(16,016)
Deere & Co.	(70)	(11,600)
Emerson Electric Co.	(64)	(4,270)
General Electric Co.	(1,318)	(13,839)
Jacobs Engineering Group, Inc.	(31)	(2,616)
Northrop Grumman Corp.	(35)	(11,309)
Pentair PLC (Ireland)	(37)	(1,376)
Quanta Services, Inc.	(31)	(1,184)
Rockwell Automation, Inc.	(26)	(4,260)
Stanley Black & Decker, Inc.	(27)	(3,904)
United Technologies Corp.	(61)	(7,942)
Wabtec Corp.	(35)	(2,512)
Xylem, Inc.	(40)	(3,346)

		(85,070)

Commercial & Professional Services — (0.4)%
Copart, Inc.*	(3)	(224)
Equifax, Inc.	(29)	(3,922)
IHS Markit Ltd. (Bermuda)*	(22)	(1,402)
Nielsen Holdings PLC (United Kingdom)	(78)	(1,763)
Rollins, Inc.	(78)	(2,798)

		(10,109)

Consumer Durables & Apparel — (0.7)%
DR Horton, Inc.	(89)	(3,839)
Leggett & Platt, Inc.	(28)	(1,074)
Mohawk Industries, Inc.*	(16)	(2,360)
NIKE, Inc., Class B	(78)	(6,548)
PulteGroup, Inc.	(67)	(2,119)
Whirlpool Corp.	(14)	(1,993)

		(17,933)

Consumer Services — (1.3)%
Carnival Corp. (Panama)	(151)	(7,029)
Chipotle Mexican Grill, Inc.*	(7)	(5,130)
Marriott International, Inc., Class A	(50)	(7,014)
MGM Resorts International	(125)	(3,571)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(47)	(2,521)
Royal Caribbean Cruises Ltd. (Liberia)	(49)	(5,939)
Wynn Resorts Ltd.	(25)	(3,100)

		(34,304)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (1.4)%
Bank of New York Mellon Corp. (The) .	(207)	$(9,139)
Cboe Global Markets, Inc.	(26)	(2,694)
CME Group, Inc.	(57)	(11,064)
E*TRADE Financial Corp.	(14)	(624)
Morgan Stanley	(262)	(11,478)
Raymond James Financial, Inc.	(19)	(1,606)

		(36,605)

Energy — (2.7)%
Anadarko Petroleum Corp.	(108)	(7,620)
Apache Corp.	(87)	(2,520)
Cimarex Energy Co.	(22)	(1,305)
Concho Resources, Inc.	(47)	(4,849)
Diamondback Energy, Inc.	(36)	(3,923)
EOG Resources, Inc.	(127)	(11,831)
Helmerich & Payne, Inc.	(3)	(152)
Marathon Petroleum Corp.	(152)	(8,494)
National Oilwell Varco, Inc.	(84)	(1,867)
Noble Energy, Inc.	(114)	(2,554)
ONEOK, Inc.	(96)	(6,606)
Pioneer Natural Resources Co.	(38)	(5,847)
TechnipFMC PLC (United Kingdom)	(100)	(2,594)
Williams Cos., Inc. (The)	(268)	(7,515)

		(67,677)

Food, Beverage & Tobacco — (1.4)%
Archer-Daniels-Midland Co.	(123)	(5,018)
Brown-Forman Corp., Class B	(113)	(6,264)
Constellation Brands, Inc., Class A	(19)	(3,742)
Hormel Foods Corp.	(118)	(4,784)
Lamb Weston Holdings, Inc.	(33)	(2,091)
McCormick & Co., Inc., non-voting shares	(23)	(3,565)
Molson Coors Brewing Co., Class B	(48)	(2,688)
Monster Beverage Corp.*	(119)	(7,596)

		(35,748)

Health Care Equipment & Services — (5.2)%
Abbott Laboratories	(158)	(13,288)
ABIOMED, Inc.*	(10)	(2,605)
Align Technology, Inc.*	(18)	(4,927)
Baxter International, Inc.	(112)	(9,173)
Becton Dickinson and Co.	(59)	(14,869)
Boston Scientific Corp.*	(327)	(14,054)
Cerner Corp.	(28)	(2,052)
Cigna Corp.	(84)	(13,234)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Cooper Cos., Inc. (The)	(11)	$(3,706)
DaVita, Inc.*	(36)	(2,025)
DENTSPLY SIRONA, Inc.	(51)	(2,976)
Edwards Lifesciences Corp.*	(49)	(9,052)
Hologic, Inc.*	(63)	(3,025)
IDEXX Laboratories, Inc.*	(21)	(5,782)
Intuitive Surgical, Inc.*	(25)	(13,114)
ResMed, Inc.	(32)	(3,905)
Teleflex, Inc.	(10)	(3,311)
Varian Medical Systems, Inc.*	(22)	(2,995)
WellCare Health Plans, Inc.*	(11)	(3,136)
Zimmer Biomet Holdings, Inc.	(45)	(5,298)

		(132,527)

Household & Personal Products — (0.1)%
Coty, Inc., Class A	(177)	(2,372)

Insurance — (0.2)%
Everest Re Group Ltd. (Bermuda)	(10)	(2,472)
MetLife, Inc.	(44)	(2,185)
Unum Group	(47)	(1,577)

		(6,234)

Materials — (3.2)%
Air Products & Chemicals, Inc.	(52)	(11,771)
Albemarle Corp.	(26)	(1,831)
Celanese Corp.	(28)	(3,018)
Ecolab, Inc.	(2)	(395)
FMC Corp.	(29)	(2,406)
Freeport-McMoRan, Inc.	(321)	(3,727)
International Flavors & Fragrances, Inc.	(24)	(3,482)
Linde PLC (Ireland)	(82)	(16,466)
LyondellBasell Industries NV, Class A (Netherlands)	(84)	(7,235)
Martin Marietta Materials, Inc.	(13)	(2,991)
Mosaic Co. (The)	(84)	(2,103)
Newmont Goldcorp Corp.	(118)	(4,539)
PPG Industries, Inc.	(52)	(6,069)
Sherwin-Williams Co. (The)	(20)	(9,166)
Vulcan Materials Co.	(29)	(3,982)
Westrock Co.	(57)	(2,079)

		(81,260)

Media & Entertainment — (1.0)%
Charter Communications, Inc., Class A*	(6)	(2,371)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Electronic Arts, Inc.*	(66)	$(6,683)
Netflix, Inc.*	(15)	(5,510)
Take-Two Interactive Software, Inc.*	(26)	(2,952)
TripAdvisor, Inc.*	(33)	(1,528)
Twitter, Inc.*	(169)	(5,898)

		(24,942)

Pharmaceuticals, Biotechnology & Life Sciences — (2.0)%
Agilent Technologies, Inc.	(72)	(5,376)
Illumina, Inc.*	(32)	(11,781)
Incyte Corp.*	(51)	(4,333)
IQVIA Holdings, Inc.*	(47)	(7,562)
Mettler-Toledo International, Inc.*	(5)	(4,200)
Mylan NV (Netherlands)*	(113)	(2,152)
Nektar Therapeutics*	(39)	(1,388)
PerkinElmer, Inc.	(24)	(2,312)
Vertex Pharmaceuticals, Inc.*	(61)	(11,186)

		(50,290)

Real Estate — (3.0)%
American Tower Corp., REIT	(85)	(17,378)
Crown Castle International Corp., REIT	(97)	(12,644)
Digital Realty Trust, Inc., REIT	(42)	(4,947)
Equinix, Inc., REIT	(18)	(9,077)
HCP, Inc., REIT	(104)	(3,326)
Iron Mountain, Inc., REIT	(68)	(2,128)
Kimco Realty Corp., REIT	(100)	(1,848)
Public Storage, REIT	(13)	(3,096)
SBA Communications Corp., REIT*	(27)	(6,071)
Simon Property Group, Inc., REIT	(67)	(10,704)
Weyerhaeuser Co., REIT	(164)	(4,320)

		(75,539)

Retailing — (0.6)%
Advance Auto Parts, Inc.	(16)	(2,466)
CarMax, Inc.*	(29)	(2,518)
Expedia Group, Inc.	(37)	(4,922)
Genuine Parts Co.	(32)	(3,315)
Tractor Supply Co.	(27)	(2,938)

		(16,159)

Semiconductors & Semiconductor Equipment — (2.3)%
Advanced Micro Devices, Inc.*	(261)	(7,927)
Analog Devices, Inc.	(79)	(8,917)
Broadcom, Inc.	(30)	(8,636)
KLA-Tencor Corp.	(35)	(4,137)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Maxim Integrated Products, Inc.	(62)	$(3,709)
Micron Technology, Inc.*	(74)	(2,856)
NVIDIA Corp.	(135)	(22,171)

		(58,353)

Software & Services — (1.8)%
Adobe, Inc.*	(25)	(7,366)
Akamai Technologies, Inc.*	(38)	(3,045)
ANSYS, Inc.*	(19)	(3,892)
Autodesk, Inc.*	(48)	(7,819)
Fidelity National Information Services, Inc.	(32)	(3,926)
Fiserv, Inc.*	(5)	(456)
Fortinet, Inc.*	(37)	(2,843)
Gartner, Inc.*	(20)	(3,219)
Jack Henry & Associates, Inc.	(17)	(2,277)
Red Hat, Inc.*	(7)	(1,314)
salesforce.com, Inc.*	(13)	(1,972)
Symantec Corp.	(148)	(3,220)
VeriSign, Inc.*	(25)	(5,229)

		(46,578)

Technology Hardware & Equipment — (0.5)%
Corning, Inc.	(172)	(5,716)
FLIR Systems, Inc.	(30)	(1,623)
IPG Photonics Corp.*	(12)	(1,851)
Western Digital Corp.	(65)	(3,091)

		(12,281)

Transportation — (0.6)%
Alaska Air Group, Inc.	(27)	(1,726)
American Airlines Group, Inc.	(97)	(3,163)
JB Hunt Transport Services, Inc.	(26)	(2,377)
United Airlines Holdings, Inc.*	(61)	(5,341)
United Parcel Service, Inc., Class B	(27)	(2,788)

		(15,395)

Utilities — (6.7)%
Alliant Energy Corp.	(56)	(2,748)
Ameren Corp.	(54)	(4,056)
American Electric Power Co., Inc.	(111)	(9,769)
American Water Works Co., Inc.	(40)	(4,640)
Atmos Energy Corp.	(26)	(2,745)
CenterPoint Energy, Inc.	(110)	(3,149)
CMS Energy Corp.	(66)	(3,822)
Consolidated Edison, Inc.	(74)	(6,488)
Dominion Energy, Inc.	(176)	(13,608)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Concluded)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Duke Energy Corp.	(160)	$(14,118)
Edison International	(71)	(4,786)
Entergy Corp.	(43)	(4,426)
Evergy, Inc.	(54)	(3,248)
Eversource Energy	(70)	(5,303)
Exelon Corp.	(214)	(10,259)
FirstEnergy Corp.	(117)	(5,009)
NextEra Energy, Inc.	(106)	(21,715)
NiSource, Inc.	(85)	(2,448)
Pinnacle West Capital Corp.	(25)	(2,352)
PPL Corp.	(159)	(4,931)
Public Service Enterprise Group, Inc.	(111)	(6,529)
Sempra Energy	(58)	(7,972)
Southern Co. (The)	(228)	(12,604)
WEC Energy Group, Inc.	(70)	(5,836)
Xcel Energy, Inc.	(121)	(7,198)

		(169,759)

TOTAL COMMON STOCKS (Proceeds $972,247)		(1,004,440)

TOTAL SECURITIES SOLD SHORT - (39.5)%		(1,004,440)

(Proceeds $972,247)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.4%		1,001,218

NET ASSETS - 100.0%		$2,538,266

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2019, the market value of securities on loan was $50,490.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments

June 30, 2019

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 173.5%
COMMON STOCKS — 173.5%
Automobiles & Components — 1.7%
Aptiv PLC (Jersey)†	129	$10,427
BorgWarner, Inc.†	210	8,816
Dana, Inc.†	65	1,296
Delphi Technologies PLC (Jersey)†	36	720
Fiat Chrysler Automobiles NV (Netherlands)†	110	1,520
Garrett Motion, Inc.*	103	1,581
General Motors Co.†	165	6,357
Goodyear Tire & Rubber Co. (The)	84	1,285
Lear Corp.†	26	3,621
Magna International, Inc. (Canada)†	69	3,429
Thor Industries, Inc.†	60	3,507

		42,559

Capital Goods — 20.1%
3M Co.†	135	23,401
A.O. Smith Corp.†	101	4,763
Acuity Brands, Inc.	9	1,241
AGCO Corp.†	19	1,474
Allegion PLC (Ireland)†	21	2,322
Allison Transmission Holdings, Inc.†	69	3,198
Altra Industrial Motion Corp.†	17	610
AMETEK, Inc.†	31	2,816
Applied Industrial Technologies, Inc.	18	1,108
Arconic, Inc.†	146	3,770
Armstrong World Industries, Inc.†	27	2,624
AZZ, Inc.	48	2,209
Barnes Group, Inc.	16	901
BMC Stock Holdings, Inc.*	114	2,417
Builders FirstSource, Inc.*	63	1,062
BWX Technologies, Inc.†	36	1,876
Comfort Systems USA, Inc.	41	2,091
Continental Building Products, Inc.†*	134	3,560
Crane Co.	26	2,169
Cummins, Inc.†	137	23,474
Curtiss-Wright Corp.†	24	3,051
Dover Corp.†	143	14,329
Eaton Corp. PLC (Ireland)†	343	28,565
EMCOR Group, Inc.†	51	4,493
Fastenal Co.†(a)	211	6,876
Flowserve Corp.†	133	7,008
Fluor Corp.†	82	2,763
Fortive Corp.†	306	24,945
Gardner Denver Holdings, Inc.†*	193	6,678

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Generac Holdings, Inc.†*	12	$833
General Dynamics Corp.†	55	10,000
GMS, Inc.*	112	2,464
GrafTech International Ltd.†(a)	499	5,738
Great Lakes Dredge & Dock Corp.*	47	519
HD Supply Holdings, Inc.†*	156	6,284
Herc Holdings, Inc.*	15	687
Hexcel Corp.†	39	3,154
Hillenbrand, Inc.†	78	3,086
Honeywell International, Inc.†	200	34,918
Hubbell, Inc.†	69	8,998
Huntington Ingalls Industries, Inc.†	30	6,742
Illinois Tool Works, Inc.†	124	18,701
Ingersoll-Rand PLC (Ireland)†	62	7,854
Johnson Controls International PLC (Ireland)	816	33,709
Kaman Corp.	39	2,484
L3 Technologies, Inc.†	84	20,594
L3Harris Technologies, Inc.†(a)	87	16,454
Lockheed Martin Corp.†	57	20,722
Manitowoc Co., Inc. (The)(a)*	34	605
Masco Corp.†	46	1,805
MasTec, Inc.(a)*	11	567
Meritor, Inc.†*	35	849
Milacron Holdings Corp.*	114	1,573
National Presto Industries, Inc.(a)	13	1,213
Navistar International Corp.*	61	2,101
nVent Electric PLC (Ireland)	37	917
Parker-Hannifin Corp.†	71	12,071
Raytheon Co.†	108	18,779
Regal Beloit Corp.†	57	4,657
Rexnord Corp.*	111	3,354
Roper Technologies, Inc.	10	3,663
Snap-on, Inc.†	48	7,951
Spirit AeroSystems Holdings, Inc., Class A†	123	10,009
SPX FLOW, Inc.*	45	1,884
Standex International Corp.†	25	1,828
Teledyne Technologies, Inc.*	11	3,013
Textron, Inc.†	132	7,001
Timken Co. (The)†	92	4,723
United Technologies Corp.	8	1,042
Valmont Industries, Inc.	7	888
Wabash National Corp.	45	732

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Welbilt, Inc.(a)*	35	$584
WESCO International, Inc.†*	32	1,621
WW Grainger, Inc.†	19	5,096

		488,261

Commercial & Professional Services — 4.4%
ABM Industries, Inc.	12	480
Brink’s Co. (The)(a)	27	2,192
Clean Harbors, Inc.†*	44	3,128
Deluxe Corp.†	106	4,310
FTI Consulting, Inc.†*	29	2,431
Healthcare Services Group, Inc.(a)	7	212
ICF International, Inc.	10	728
IHS Markit Ltd. (Bermuda)*	18	1,147
Korn Ferry	45	1,803
ManpowerGroup, Inc.†	22	2,125
Nielsen Holdings PLC (United Kingdom)	8	181
Republic Services, Inc.†	274	23,739
Ritchie Bros Auctioneers, Inc. (Canada)	49	1,628
Robert Half International, Inc.†	156	8,894
Steelcase, Inc., Class A	68	1,163
Tetra Tech, Inc.†	47	3,692
Thomson Reuters Corp. (Canada)†	145	9,347
UniFirst Corp.†	13	2,451
Verisk Analytics, Inc.†	41	6,005
Waste Connections, Inc. (Canada)†	43	4,110
Waste Management, Inc.†	226	26,074

		105,840

Consumer Durables & Apparel — 6.9%
Capri Holdings Ltd. (British Virgin Islands)†*	81	2,809
Cavco Industries, Inc.†*	13	2,048
Deckers Outdoor Corp.†*	44	7,743
Fossil Group, Inc.*	238	2,737
Garmin Ltd. (Switzerland)†	199	15,880
Hanesbrands, Inc.†	403	6,940
Hasbro, Inc.†(a)	95	10,040
Helen of Troy Ltd. (Bermuda)*	25	3,265
La-Z-Boy, Inc.	20	613
Mattel, Inc.†(a)*	706	7,914
Newell Brands, Inc.†(a)	875	13,492
NVR, Inc.†*	6	20,222
PVH Corp.†	82	7,760

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Ralph Lauren Corp.†	72	$8,178
Sonos, Inc.*	77	873
Steven Madden Ltd.	39	1,324
Sturm Ruger & Co., Inc.	27	1,471
Tapestry, Inc.†	304	9,646
TopBuild Corp.†*	61	5,048
VF Corp.†	355	31,009
Vista Outdoor, Inc.†*	90	799
Whirlpool Corp.†	52	7,403

		167,214

Consumer Services — 6.4%
Aramark†	74	2,668
BJ’s Restaurants, Inc.†(a)	52	2,285
Bloomin’ Brands, Inc.†(a)	264	4,992
Career Education Corp.*	7	133
Cheesecake Factory, Inc. (The)(a)	76	3,323
Choice Hotels International, Inc.†(a)	58	5,047
Cracker Barrel Old Country Store, Inc.†	39	6,658
Darden Restaurants, Inc.†	113	13,755
Dave & Buster’s Entertainment, Inc.	8	324
Denny’s Corp.†*	24	493
Dine Brands Global, Inc.†(a)	28	2,673
Everi Holdings, Inc.*	133	1,587
frontdoor, Inc.†*	93	4,050
Graham Holdings Co., Class B†	6	4,140
Hilton Worldwide Holdings, Inc.†	5	489
International Game Technology PLC (United Kingdom)(a)	265	3,437
Jack in the Box, Inc.†(a)	49	3,988
K12, Inc.*	18	547
Las Vegas Sands Corp.†	50	2,954
Laureate Education, Inc., Class A*	23	361
McDonald’s Corp.†	178	36,964
Norwegian Cruise Line Holdings Ltd. (Bermuda)†*	48	2,574
Planet Fitness, Inc., Class A*	8	580
Scientific Games Corp.(a)*	74	1,467
Service Corp. International	43	2,012
Starbucks Corp.†	88	7,377
Stars Group, Inc. (The) (Canada)†*	253	4,319
Weight Watchers International, Inc.†*	152	2,903
Wendy’s Co. (The)(a)	110	2,154
Wyndham Hotels & Resorts, Inc.†	80	4,459

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Yum! Brands, Inc.†	243	$26,893

		155,606

Energy — 9.8%
Anadarko Petroleum Corp.†	88	6,209
Antero Resources Corp.(a)*	408	2,256
Apergy Corp.*	61	2,046
Berry Petroleum Corp.	2	21
Cabot Oil & Gas Corp.†	415	9,529
Canadian Natural Resources, Ltd. (Canada)	78	2,104
Chevron Corp.†	282	35,092
ConocoPhillips†	349	21,289
CONSOL Energy, Inc.*	73	1,943
Core Laboratories NV (Netherlands)†	68	3,555
Crescent Point Energy Corp. (Canada)(a)	166	548
CVR Energy, Inc.†	75	3,749
Delek US Holdings, Inc.†	150	6,078
Devon Energy Corp.†	329	9,383
EQT Corp.(a)	234	3,700
Exxon Mobil Corp.†	245	18,774
FTS International, Inc.*	203	1,133
Gulfport Energy Corp.(a)*	335	1,645
Halliburton Co.†	452	10,279
Helmerich & Payne, Inc.†	107	5,416
HollyFrontier Corp.	58	2,684
Imperial Oil Ltd. (Canada)	33	913
Kinder Morgan, Inc.†	780	16,287
Nabors Industries Ltd. (Bermuda)†	2,056	5,962
National Oilwell Varco, Inc.†	148	3,290
Oceaneering International, Inc.*	40	816
Patterson-UTI Energy, Inc.†(a)	539	6,204
Pembina Pipeline Corp. (Canada)	68	2,530
Phillips 66†	247	23,104
ProPetro Holding Corp.†*	16	331
Range Resources Corp.(a)	178	1,242
Renewable Energy Group, Inc.†*	89	1,412
RPC, Inc.†	77	555
Schlumberger Ltd. (Curacao)	25	994
Select Energy Services, Inc., Class A*	45	522
Southwestern Energy Co.*	828	2,616
Suncor Energy, Inc. (Canada)	32	997
TC Energy Corp. (Canada)†	56	2,773

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Valero Energy Corp.†	227	$19,434

		237,415

Food & Staples Retailing — 4.9%
BJ’s Wholesale Club Holdings, Inc.(a)*	97	2,561
Kroger Co. (The)†	348	7,555
Sprouts Farmers Market, Inc.†(a)*	385	7,273
Sysco Corp.†	422	29,844
US Foods Holding Corp.*	23	822
Walgreens Boots Alliance, Inc.†	651	35,590
Walmart, Inc.†	325	35,909

		119,554

Food, Beverage & Tobacco — 14.4%
Altria Group, Inc.†	967	45,788
B&G Foods, Inc.(a)	100	2,080
Brown-Forman Corp., Class B(a)	18	998
Bunge Ltd. (Bermuda)†	109	6,072
Campbell Soup Co.†	491	19,674
Coca-Cola Co. (The)†	258	13,137
Constellation Brands, Inc., Class A	12	2,363
General Mills, Inc.†	543	28,518
Hershey Co. (The)†	166	22,249
Hormel Foods Corp.†(a)	489	19,824
Ingredion, Inc.	15	1,237
JM Smucker Co. (The)†	76	8,754
John B. Sanfilippo & Son, Inc.	7	558
Kellogg Co.†	258	13,821
Keurig Dr Pepper, Inc.	90	2,601
Kraft Heinz Co. (The)†	903	28,029
McCormick & Co., Inc., non-voting shares†(a)	115	17,826
Molson Coors Brewing Co., Class B†	67	3,752
Mondelez International, Inc., Class A†	509	27,435
National Beverage Corp.(a)	29	1,294
PepsiCo, Inc.†	130	17,047
Philip Morris International, Inc.†	379	29,763
Pilgrim’s Pride Corp.†*	227	5,764
TreeHouse Foods, Inc.†*	48	2,597
Tyson Foods, Inc., Class A†	282	22,769
Universal Corp.†	57	3,464
Vector Group Ltd.(a)	397	3,871

		351,285

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — 13.8%
Abbott Laboratories†	2	$168
Align Technology, Inc.*	7	1,916
Allscripts Healthcare Solutions, Inc.†(a)*	516	6,001
Amedisys, Inc.*	17	2,064
AmerisourceBergen Corp.†	150	12,789
Anthem, Inc.	5	1,411
Avanos Medical, Inc.†*	21	916
Baxter International, Inc.†	27	2,211
Cardinal Health, Inc.†	258	12,152
Centene Corp.†*	258	13,530
Cerner Corp.†	27	1,979
Cooper Cos., Inc. (The)†	12	4,043
CVS Health Corp.†	825	44,954
Danaher Corp.†	34	4,859
DENTSPLY SIRONA, Inc.†	233	13,598
Globus Medical, Inc., Class A†*	23	973
HCA Healthcare, Inc.†	4	541
HealthEquity, Inc.*	39	2,551
Henry Schein, Inc.†(a)*	228	15,937
Hill-Rom Holdings, Inc.†	62	6,486
HMS Holdings Corp.†*	240	7,774
Hologic, Inc.†*	55	2,641
Humana, Inc.†	48	12,734
ICU Medical, Inc.†*	6	1,511
Inovalon Holdings, Inc., Class A(a)*	43	624
Integer Holdings Corp.†*	65	5,455
Integra LifeSciences Holdings Corp.†*	92	5,138
Laboratory Corp. of America Holdings†*	76	13,141
LivaNova PLC (United Kingdom)†*	100	7,196
Masimo Corp.†*	17	2,530
McKesson Corp.†	141	18,949
MEDNAX, Inc.†*	162	4,087
Medtronic PLC (Ireland)†	247	24,055
Mesa Laboratories, Inc.	9	2,199
Natus Medical, Inc.*	41	1,053
NextGen Healthcare, Inc.†(a)*	149	2,965
Novocure Ltd. (Jersey)*	22	1,391
Omnicell, Inc.†*	55	4,732
Quest Diagnostics, Inc.†	116	11,810
Select Medical Holdings Corp.*	185	2,936
STERIS PLC (Ireland)†	80	11,910

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Tivity Health, Inc.†(a)*	124	$2,039
UnitedHealth Group, Inc.†	57	13,909
Universal Health Services, Inc., Class B†	116	15,125
Varex Imaging Corp.*	30	920
Veeva Systems, Inc., Class A*	25	4,053
West Pharmaceutical Services, Inc.†	35	4,380
Zimmer Biomet Holdings, Inc.†	16	1,884

		336,220

Household & Personal Products — 5.3%
Avon Products, Inc.(a)*	139	539
Church & Dwight Co., Inc.†	190	13,882
Clorox Co. (The)†	71	10,871
Colgate-Palmolive Co.†	453	32,467
Coty, Inc., Class A(a)	86	1,152
Edgewell Personal Care Co.†*	97	2,614
Estee Lauder Cos., Inc. (The), Class A†	56	10,254
Kimberly-Clark Corp.†	188	25,057
Procter & Gamble Co. (The)†	283	31,031

		127,867

Materials — 7.6%
A. Schulman, Inc. CVR(b)*	1	1
Avery Dennison Corp.	12	1,388
Axalta Coating Systems Ltd. (Bermuda)†*	45	1,340
Ball Corp.	55	3,849
Berry Global Group, Inc.*	44	2,314
CF Industries Holdings, Inc.†	58	2,709
Chase Corp.	13	1,399
Corteva, Inc.†*	393	11,621
Domtar Corp.†(a)	34	1,514
Dow, Inc.†	445	21,943
DuPont de Nemours, Inc.†	412	30,929
Eagle Materials, Inc.†(a)	111	10,290
Eastman Chemical Co.†	95	7,394
Ecolab, Inc.	1	197
Ferro Corp.*	32	506
FMC Corp.	20	1,659
H.B. Fuller Co.†(a)	77	3,573
International Paper Co.†	358	15,509
Kraton Corp.*	50	1,554
Methanex Corp. (Canada)†	74	3,364
Neenah Paper, Inc.†	28	1,891

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
NewMarket Corp.†	8	$3,208
Newmont Goldcorp Corp.†	306	11,772
Norbord, Inc. (Canada)	35	868
Nucor Corp.†	128	7,053
Olin Corp.†(a)	235	5,149
Osisko Gold Royalties Ltd. (Canada)	1	10
Packaging Corp. of America†	72	6,863
PolyOne Corp.†	74	2,323
Rayonier Advanced Materials, Inc.†	333	2,161
RPM International, Inc.†	36	2,200
Sealed Air Corp.	47	2,011
Sensient Technologies Corp.(a)	29	2,131
Silgan Holdings, Inc.	96	2,938
Summit Materials, Inc., Class A†*	75	1,444
Trinseo SA (Luxembourg)	43	1,821
Verso Corp., Class A†(a)*	170	3,238
Warrior Met Coal, Inc.	4	104
WR Grace & Co.	48	3,653

		183,891

Media & Entertainment — 8.0%
Activision Blizzard, Inc.†	377	17,795
Alphabet, Inc., Class A†*	1	1,083
AMC Networks, Inc., Class A(a)*	60	3,269
Cars.com, Inc.†(a)*	380	7,494
CBS Corp., Class B, non-voting shares†	199	9,930
Comcast Corp., Class A†	2	85
Discovery, Inc., Class A†*	256	7,859
DISH Network Corp., Class A†*	207	7,951
Facebook, Inc., Class A†*	51	9,843
Fox Corp., Class A†	599	21,947
Gannett Co., Inc.(a)	111	906
Gray Television, Inc.†*	129	2,114
IAC/InterActiveCorp.†*	5	1,088
Interpublic Group of Cos., Inc. (The)†	311	7,026
John Wiley & Sons, Inc., Class A	4	183
Lions Gate Entertainment Corp., Class B (Canada)	50	580
MSG Networks, Inc., Class A†(a)*	170	3,526
New Media Investment Group, Inc.(a)	111	1,048
News Corp., Class A†	439	5,922
Nexstar Media Group, Inc., Class A(a)	18	1,818
Omnicom Group, Inc.†	177	14,505
QuinStreet, Inc.(a)*	86	1,363

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Shaw Communications, Inc., Class B (Canada)	24	$489
TEGNA, Inc.†	73	1,106
Tribune Media Co., Class A†	192	8,874
Twitter, Inc.†*	470	16,403
Viacom, Inc., Class B†	389	11,619
Walt Disney Co. (The)	213	29,743

		195,569

Pharmaceuticals, Biotechnology & Life Sciences — 16.1%
AbbVie, Inc.†	345	25,089
Alexion Pharmaceuticals, Inc.†*	26	3,405
Allergan PLC (Ireland)†	39	6,530
Amgen, Inc.†	117	21,561
Anika Therapeutics, Inc.*	2	81
Arrowhead Pharmaceuticals, Inc.*	6	159
Bausch Health Cos, Inc. (Canada)*	151	3,808
Biogen, Inc.†*	129	30,169
Bristol-Myers Squibb Co.†	910	41,268
Bruker Corp.†	134	6,693
CareDx, Inc.*	10	360
Celgene Corp.†*	485	44,834
Eli Lilly & Co.†	447	49,523
Gilead Sciences, Inc.†	232	15,674
Horizon Therapeutics PLC (Ireland)*	104	2,502
Innoviva, Inc.(a)*	16	233
Ionis Pharmaceuticals, Inc.†(a)*	84	5,399
Jazz Pharmaceuticals PLC (Ireland)*	12	1,711
Johnson & Johnson†	266	37,049
Ligand Pharmaceuticals, Inc.(a)*	9	1,027
Mallinckrodt PLC (Ireland)*	151	1,386
Medpace Holdings, Inc.†(a)*	99	6,477
Merck & Co., Inc.†	390	32,702
Mettler-Toledo International, Inc.*	2	1,680
Pacira BioSciences, Inc.*	25	1,087
Perrigo Co. PLC (Ireland)	107	5,095
Pfizer, Inc.†	491	21,270
PRA Health Sciences, Inc.†*	35	3,470
QIAGEN NV (Netherlands)†*	36	1,460
Supernus Pharmaceuticals, Inc.(a)*	25	827
Thermo Fisher Scientific, Inc.†	10	2,937
United Therapeutics Corp.(a)*	20	1,561
Veracyte, Inc.*	3	86
Waters Corp.†*	71	15,282

		392,395

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — 14.1%
1-800-Flowers.com, Inc., Class A*	1	$19
Abercrombie & Fitch Co., Class A(a)	205	3,288
Advance Auto Parts, Inc.†	51	7,861
American Eagle Outfitters, Inc.(a)	294	4,969
Asbury Automotive Group, Inc.†(a)*	36	3,036
AutoNation, Inc.†(a)*	105	4,404
AutoZone, Inc.†*	15	16,492
Bed Bath & Beyond, Inc.†(a)	160	1,859
Best Buy Co., Inc.†	153	10,669
Children’s Place, Inc. (The)	6	572
Core-Mark Holding Co., Inc.	104	4,131
Dillard’s, Inc., Class A(a)	46	2,865
Dollar General Corp.†	165	22,302
Dollar Tree, Inc.†*	206	22,122
eBay, Inc.†	796	31,442
Etsy, Inc.†*	3	184
Foot Locker, Inc.†(a)	294	12,325
Gap, Inc. (The)(a)	33	593
Genesco, Inc.(a)*	43	1,818
Group 1 Automotive, Inc.(a)	21	1,720
Groupon, Inc.*	107	383
Home Depot, Inc. (The)†	149	30,988
Kohl’s Corp.†(a)	182	8,654
L Brands, Inc.†	381	9,944
Lithia Motors, Inc., Class A†	14	1,663
LKQ Corp.†*	384	10,218
Lowe’s Cos., Inc.†	64	6,458
Macy’s, Inc.(a)	172	3,691
Michaels Cos., Inc. (The)(a)*	404	3,515
Murphy USA, Inc.†*	42	3,529
Nordstrom, Inc.(a)	28	892
Office Depot, Inc.	606	1,248
O’Reilly Automotive, Inc.†*	17	6,278
Qurate Retail, Inc.†*	390	4,832
RH(a)*	39	4,508
Ross Stores, Inc.†	133	13,183
Sally Beauty Holdings, Inc.*	5	67
Shutterfly, Inc.†*	120	6,066
Signet Jewelers Ltd. (Bermuda)(a)	79	1,413
Stamps.com, Inc.†(a)*	83	3,757
Target Corp.†	276	23,904
Tiffany & Co.†(a)	99	9,270
TJX Cos., Inc. (The)†	303	16,023
Ulta Beauty, Inc.†*	29	10,060

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Urban Outfitters, Inc.†*	222	$5,050
Williams-Sonoma, Inc.†	61	3,965

		342,230

Semiconductors & Semiconductor Equipment — 3.3%
Analog Devices, Inc.†	13	1,467
Applied Materials, Inc.†	67	3,009
Cree, Inc.(a)*	30	1,685
Diodes, Inc.†*	153	5,565
Lam Research Corp.†	121	22,729
Lattice Semiconductor Corp.*	15	219
Micron Technology, Inc.†*	94	3,627
Nanometrics, Inc.*	58	2,013
Qorvo, Inc.†*	159	10,591
QUALCOMM, Inc.†	56	4,260
Skyworks Solutions, Inc.†	144	11,127
SMART Global Holdings, Inc. (Cayman Islands)*	35	805
Teradyne, Inc.	65	3,114
Versum Materials, Inc.†	97	5,003
Xilinx, Inc.†	26	3,066
Xperi Corp.	67	1,380

		79,660

Software & Services — 15.9%
Accenture PLC, Class A (Ireland)†	141	26,053
ACI Worldwide, Inc.†*	148	5,082
Alarm.com Holdings, Inc.†(a)*	80	4,280
Alliance Data Systems Corp.	25	3,503
Alteryx, Inc., Class A(a)*	9	982
Amdocs, Ltd. (Guernsey)†	117	7,265
ANSYS, Inc.†*	25	5,120
Appfolio, Inc., Class A*	7	716
Aspen Technology, Inc.†*	72	8,948
Automatic Data Processing, Inc.†	94	15,541
Avaya Holdings Corp.†*	294	3,502
Blackbaud, Inc.(a)	18	1,503
Booz Allen Hamilton Holding Corp.	30	1,986
Broadridge Financial Solutions, Inc.	23	2,937
CACI International, Inc., Class A*	4	818
Cadence Design Systems, Inc.†*	80	5,665
CDK Global, Inc.†	158	7,812
CGI, Inc. (Canada)*	39	2,994
Cision Ltd. (Cayman Islands)*	185	2,170
Citrix Systems, Inc.†	107	10,501
CommVault Systems, Inc.†*	77	3,821

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Conduent, Inc.†*	59	$566
DXC Technology Co.†	260	14,339
Euronet Worldwide, Inc.*	12	2,019
Fair Isaac Corp.†*	16	5,024
Fidelity National Information Services, Inc.†	21	2,576
FleetCor Technologies, Inc.†(a)*	38	10,672
Fortinet, Inc.†*	56	4,302
Globant SA (Luxembourg)†*	41	4,143
GTT Communications, Inc.(a)*	48	845
International Business Machines Corp.†	282	38,888
Intuit, Inc.†	49	12,805
j2 Global, Inc.†	61	5,422
KBR, Inc.	21	524
Leidos Holdings, Inc.	53	4,232
LiveRamp Holdings, Inc.†*	68	3,297
Manhattan Associates, Inc.†(a)*	46	3,189
MAXIMUS, Inc.†	24	1,741
Microsoft Corp.†	37	4,957
MobileIron, Inc.*	2	12
MongoDB, Inc.(a)*	5	760
NIC, Inc.†	154	2,470
Nuance Communications, Inc.†*	590	9,422
Open Text Corp. (Canada)†	216	8,899
Oracle Corp.†	518	29,511
Palo Alto Networks, Inc.†*	15	3,056
Paychex, Inc.†	317	26,086
Paycom Software, Inc.†(a)*	24	5,441
Paylocity Holding Corp.*	23	2,158
Progress Software Corp.†	92	4,013
Qualys, Inc.(a)*	37	3,222
Red Hat, Inc.†*	31	5,821
salesforce.com, Inc.*	24	3,642
SPS Commerce, Inc.†*	58	5,928
SS&C Technologies Holdings, Inc.†	78	4,494
TiVo Corp.	75	553
Tyler Technologies, Inc.†*	20	4,320
Upland Software, Inc.(a)*	20	911
Verint Systems, Inc.†*	98	5,270
VeriSign, Inc.†*	16	3,347
Visa, Inc., Class A(a)	5	868
VMware, Inc., Class A†(a)	35	5,852

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Western Union Co. (The)†(a)	556	$11,059

		387,855

Technology Hardware & Equipment — 10.4%
Acacia Communications, Inc.*	104	4,905
Amphenol Corp., Class A†	179	17,173
Apple, Inc.†	135	26,719
Avnet, Inc.†	119	5,387
AVX Corp.	58	963
Badger Meter, Inc.	50	2,984
Belden, Inc.†	80	4,766
CDW Corp.	12	1,332
Ciena Corp.*	139	5,717
Cisco Systems, Inc.†	358	19,593
Coherent, Inc.(a)*	18	2,455
CommScope Holding Co., Inc.†*	70	1,101
Diebold Nixdorf, Inc.(a)*	120	1,099
EchoStar Corp., Class A†*	138	6,116
F5 Networks, Inc.†*	84	12,233
Fabrinet (Cayman Islands)*	27	1,341
FLIR Systems, Inc.†	73	3,949
Hewlett Packard Enterprise Co.†	294	4,395
HP, Inc.†	998	20,749
Insight Enterprises, Inc.*	41	2,386
Itron, Inc.*	21	1,314
Juniper Networks, Inc.†	422	11,238
Keysight Technologies, Inc.†*	93	8,352
Motorola Solutions, Inc.†	136	22,675
MTS Systems Corp.	13	761
NCR Corp.(a)*	36	1,120
NetApp, Inc.†	182	11,229
OSI Systems, Inc.(a)*	20	2,253
ScanSource, Inc.†*	32	1,042
Seagate Technology PLC (Ireland)†	76	3,581
TE Connectivity Ltd. (Switzerland)†	125	11,972
Tech Data Corp.*	27	2,824
TTM Technologies, Inc.(a)*	90	918
Vishay Intertechnology, Inc.†	425	7,021
Xerox Corp.†	465	16,466
Zebra Technologies Corp., Class A†*	21	4,399

		252,528

Telecommunication Services — 4.2%
AT&T, Inc.†	669	22,418
BCE, Inc. (Canada)†	49	2,229

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
CenturyLink, Inc.†(a)	1,111	$13,065
Cogent Communications Holdings, Inc.	38	2,256
Intelsat SA (Luxembourg)*	48	934
Rogers Communications, Inc., Class B (Canada)†	149	7,975
United States Cellular Corp.†*	15	670
Verizon Communications, Inc.†	832	47,532
Zayo Group Holdings, Inc.†*	155	5,101

		102,180

Transportation — 5.6%
ArcBest Corp.(a)	78	2,193
Atlas Air Worldwide Holdings, Inc.*	41	1,830
CH Robinson Worldwide, Inc.†(a)	131	11,050
CSX Corp.†	372	28,782
Delta Air Lines, Inc.†	55	3,121
Echo Global Logistics, Inc.*	43	897
Expeditors International of Washington, Inc.†	111	8,420
Genesee & Wyoming, Inc., Class A†*	9	900
Heartland Express, Inc.(a)	54	976
Hub Group, Inc., Class A*	25	1,050
Kansas City Southern†	93	11,329
Knight-Swift Transportation Holdings, Inc.(a)	92	3,021
Landstar System, Inc.†(a)	64	6,911
Marten Transport Ltd.	1	18
Norfolk Southern Corp.†	78	15,548
Old Dominion Freight Line, Inc.	7	1,045
Schneider National, Inc., Class B†	178	3,247
Southwest Airlines Co.†	338	17,164
Union Pacific Corp.†	93	15,727
XPO Logistics, Inc.(a)*	34	1,966

		135,195

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 0.6%
Ameren Corp.	11	$826
DTE Energy Co.†	63	8,057
NRG Energy, Inc.†	187	6,567

		15,450

TOTAL COMMON STOCKS (Cost $3,850,873)		4,218,774

TOTAL LONG POSITIONS - 173.5%		4,218,774

(Cost $3,850,873)

SHORT POSITIONS — (75.2)%
COMMON STOCKS — (75.2)%
Automobiles & Components — (2.1)%
Adient PLC (Ireland)	(590)	(14,319)
American Axle & Manufacturing Holdings, Inc.*	(428)	(5,461)
Cooper Tire & Rubber Co.	(43)	(1,357)
Dorman Products, Inc.*	(57)	(4,967)
Fox Factory Holding Corp.*	(45)	(3,713)
Harley-Davidson, Inc.	(126)	(4,515)
LCI Industries	(48)	(4,320)
Standard Motor Products, Inc.	(27)	(1,224)
Tenneco, Inc., Class A	(153)	(1,697)
Tesla, Inc.*	(15)	(3,352)
Visteon Corp.*	(60)	(3,515)
Winnebago Industries, Inc.	(47)	(1,817)

		(50,257)

Capital Goods — (10.5)%
AAON, Inc.	(23)	(1,154)
AAR Corp.	(143)	(5,261)
Actuant Corp., Class A	(53)	(1,315)
AECOM*	(76)	(2,877)
Aegion Corp.*	(1)	(18)
American Woodmark Corp.*	(6)	(508)
Arcosa, Inc.	(51)	(1,919)
Argan, Inc.	(45)	(1,825)
Astec Industries, Inc.	(52)	(1,693)
Astronics Corp.*	(37)	(1,488)
Atkore International Group, Inc.*	(54)	(1,397)
Axon Enterprise, Inc.*	(54)	(3,467)
Beacon Roofing Supply, Inc.*	(44)	(1,616)
Bloom Energy Corp., Class A*	(295)	(3,620)
Briggs & Stratton Corp.	(115)	(1,178)
Chart Industries, Inc.*	(90)	(6,919)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
CIRCOR International, Inc.*	(52)	$(2,392)
Colfax Corp.*	(185)	(5,186)
Cubic Corp.	(104)	(6,706)
Dycom Industries, Inc.*	(77)	(4,533)
EnerSys.	(122)	(8,357)
Enphase Energy, Inc.*	(280)	(5,104)
Evoqua Water Technologies Corp.*	(206)	(2,933)
Fortune Brands Home & Security, Inc.	(62)	(3,542)
Gates Industrial Corp. PLC (United Kingdom)*	(49)	(559)
Granite Construction, Inc.	(55)	(2,650)
Griffon Corp.	(12)	(203)
Harsco Corp.*	(56)	(1,537)
HEICO Corp.	(4)	(535)
ITT, Inc.	(15)	(982)
Jacobs Engineering Group, Inc.	(29)	(2,447)
Kennametal, Inc.	(189)	(6,991)
Kratos Defense & Security Solutions, Inc.*	(368)	(8,424)
Lennox International, Inc.	(9)	(2,475)
Lindsay Corp.	(6)	(493)
Mercury Systems, Inc.*	(21)	(1,477)
Moog, Inc., Class A	(13)	(1,217)
MSC Industrial Direct Co., Inc., Class A	(18)	(1,337)
Mueller Water Products, Inc., Class A	(331)	(3,250)
Nordson Corp.	(48)	(6,783)
Northrop Grumman Corp.	(28)	(9,047)
NOW, Inc.*	(95)	(1,402)
Owens Corning	(136)	(7,915)
Patrick Industries, Inc.*	(78)	(3,837)
Pentair PLC (Ireland)	(272)	(10,118)
PGT Innovations, Inc.*	(37)	(619)
Proto Labs, Inc.*	(38)	(4,409)
Quanta Services, Inc.	(175)	(6,683)
Raven Industries, Inc.	(50)	(1,794)
RBC Bearings, Inc.*	(11)	(1,835)
REV Group, Inc.	(125)	(1,801)
SiteOne Landscape Supply, Inc.*	(64)	(4,435)
Stanley Black & Decker, Inc.	(37)	(5,351)
Sunrun, Inc.*	(647)	(12,138)
Terex Corp.	(253)	(7,944)
Toro Co. (The)	(36)	(2,408)
TPI Composites, Inc.*	(26)	(643)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
TransDigm Group, Inc.*	(22)	$(10,644)
Trex Co., Inc.*	(220)	(15,774)
Triumph Group, Inc.	(244)	(5,588)
Tutor Perini Corp.*	(26)	(361)
Universal Forest Products, Inc.	(14)	(533)
Vicor Corp.*	(121)	(3,757)
Vivint Solar, Inc.*	(189)	(1,380)
Wabtec Corp.	(200)	(14,352)
Wesco Aircraft Holdings, Inc.*	(74)	(821)
WillScot Corp.*	(45)	(677)
Woodward, Inc.	(17)	(1,924)
Xylem, Inc.	(8)	(669)

		(255,227)

Commercial & Professional Services — (2.3)%
ADT, Inc.	(330)	(2,020)
Advanced Disposal Services, Inc.*	(104)	(3,319)
Brady Corp., Class A	(61)	(3,009)
BrightView Holdings, Inc.*	(45)	(842)
Casella Waste Systems, Inc., Class A*	(70)	(2,774)
Cimpress NV (Netherlands)*	(30)	(2,727)
Copart, Inc.*	(82)	(6,129)
Equifax, Inc.	(25)	(3,381)
Exponent, Inc.	(27)	(1,581)
Herman Miller, Inc.	(109)	(4,872)
HNI Corp.	(30)	(1,061)
Insperity, Inc.	(25)	(3,054)
Interface, Inc.	(83)	(1,272)
KAR Auction Services, Inc.	(134)	(3,350)
MSA Safety, Inc.	(55)	(5,796)
Team, Inc.*	(100)	(1,532)
TransUnion	(7)	(515)
TriNet Group, Inc.*	(28)	(1,898)
Upwork, Inc.*	(114)	(1,833)
US Ecology, Inc.	(66)	(3,930)

		(54,895)

Consumer Durables & Apparel — (2.0)%
Acushnet Holdings Corp.	(2)	(53)
American Outdoor Brands Corp.*	(231)	(2,081)
Brunswick Corp.	(119)	(5,461)
Callaway Golf Co.	(99)	(1,699)
Canada Goose Holdings, Inc. (Canada)*	(176)	(6,817)
G-III Apparel Group Ltd.*	(21)	(618)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Gildan Activewear, Inc. (Canada)	(91)	$(3,520)
GoPro, Inc., Class A*	(405)	(2,211)
Installed Building Products, Inc.*	(35)	(2,073)
iRobot Corp.*	(78)	(7,148)
Johnson Outdoors, Inc., Class A	(7)	(522)
Leggett & Platt, Inc.	(75)	(2,878)
Levi Strauss & Co., Class A*	(25)	(522)
Malibu Boats, Inc., Class A*	(27)	(1,049)
Oxford Industries, Inc.	(22)	(1,668)
Skyline Champion Corp.*	(46)	(1,259)
Under Armour, Inc., Class C*	(145)	(3,219)
Wolverine World Wide, Inc.	(244)	(6,720)

		(49,518)

Consumer Services — (3.7)%
Carnival Corp. (Panama)	(142)	(6,610)
Chegg, Inc.*	(105)	(4,052)
Churchill Downs, Inc.	(68)	(7,825)
Eldorado Resorts, Inc.*	(220)	(10,135)
Grand Canyon Education, Inc.*	(30)	(3,511)
Houghton Mifflin Harcourt Co.*	(66)	(380)
Hyatt Hotels Corp., Class A	(81)	(6,167)
International Speedway Corp., Class A	(29)	(1,302)
MGM Resorts International	(242)	(6,914)
OneSpaWorld Holdings Ltd. (Bahamas)*	(56)	(868)
Papa John’s International, Inc.	(109)	(4,874)
Red Rock Resorts, Inc., Class A	(201)	(4,317)
Regis Corp.*	(47)	(780)
Restaurant Brands International, Inc. (Canada)	(74)	(5,146)
Royal Caribbean Cruises Ltd. (Liberia)	(27)	(3,273)
Shake Shack, Inc., Class A*	(156)	(11,263)
Six Flags Entertainment Corp.	(109)	(5,415)
Wingstop, Inc.	(86)	(8,148)

		(90,980)

Energy — (7.0)%
Archrock, Inc.	(286)	(3,032)
Cameco Corp. (Canada)	(117)	(1,255)
Cenovus Energy, Inc. (Canada)	(201)	(1,773)
Centennial Resource Development, Inc., Class A*	(349)	(2,649)
Cheniere Energy, Inc.*	(45)	(3,080)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Chesapeake Energy Corp.*	(4,899)	$(9,553)
Cimarex Energy Co.	(98)	(5,814)
CNX Resources Corp.*	(476)	(3,480)
Concho Resources, Inc.	(31)	(3,199)
Continental Resources, Inc.*	(52)	(2,189)
DHT Holdings, Inc. (Marshall Islands)	(117)	(691)
Diamond Offshore Drilling, Inc.*	(889)	(7,885)
Diamondback Energy, Inc.	(41)	(4,468)
Encana Corp. (Canada)	(2,522)	(12,938)
Enerplus Corp. (Canada)	(7)	(53)
EOG Resources, Inc.	(88)	(8,198)
Extraction Oil & Gas, Inc.*	(92)	(398)
Forum Energy Technologies, Inc.*	(437)	(1,495)
Frank’s International NV (Netherlands)*	(96)	(524)
Green Plains, Inc.	(56)	(604)
Helix Energy Solutions Group, Inc.*	(69)	(595)
Hess Corp.	(13)	(826)
Liberty Oilfield Services, Inc., Class A	(28)	(453)
Marathon Oil Corp.	(37)	(526)
Marathon Petroleum Corp.	(216)	(12,070)
Matador Resources Co.*	(279)	(5,547)
McDermott International, Inc. (Panama)*	(888)	(8,578)
Noble Energy, Inc.	(227)	(5,085)
Northern Oil and Gas, Inc.*	(283)	(546)
ONEOK, Inc.	(36)	(2,477)
Par Pacific Holdings, Inc.*	(72)	(1,477)
PDC Energy, Inc.*	(24)	(865)
SemGroup Corp., Class A	(178)	(2,136)
Ship Finance International Ltd. (Bermuda)	(281)	(3,515)
SM Energy Co.	(207)	(2,592)
Solaris Oilfield Infrastructure, Inc., Class A	(244)	(3,655)
SRC Energy, Inc.*	(27)	(134)
Targa Resources Corp.	(323)	(12,681)
TechnipFMC PLC (United Kingdom)	(97)	(2,516)
Tellurian, Inc.*	(92)	(722)
Transocean Ltd. (Switzerland)*	(938)	(6,013)
Unit Corp.*	(212)	(1,885)
US Silica Holdings, Inc.	(274)	(3,504)
Vermilion Energy, Inc. (Canada)	(1)	(22)
Whiting Petroleum Corp.*	(155)	(2,895)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Williams Cos., Inc. (The)	(173)	$(4,851)
WPX Energy, Inc.*	(843)	(9,703)

		(169,147)

Food & Staples Retailing — (0.5)%
Casey’s General Stores, Inc.	(4)	(624)
Costco Wholesale Corp.	(14)	(3,700)
Performance Food Group Co.*	(165)	(6,605)
United Natural Foods, Inc.*	(202)	(1,812)

		(12,741)

Food, Beverage & Tobacco — (2.4)%
Boston Beer Co., Inc. (The), Class A*	(3)	(1,133)
Calavo Growers, Inc.	(33)	(3,192)
Conagra Brands, Inc.	(33)	(875)
Cott Corp. (Canada)	(368)	(4,913)
Darling Ingredients, Inc.*	(252)	(5,012)
Flowers Foods, Inc.	(190)	(4,421)
Freshpet, Inc.*	(69)	(3,140)
Hain Celestial Group, Inc. (The)*	(608)	(13,315)
J&J Snack Foods Corp.	(33)	(5,311)
MGP Ingredients, Inc.	(23)	(1,525)
Sanderson Farms, Inc.	(94)	(12,837)
Simply Good Foods Co. (The)*	(64)	(1,541)

		(57,215)

Health Care Equipment & Services — (6.4)%
Acadia Healthcare Co., Inc.*	(236)	(8,248)
AtriCure, Inc.*	(29)	(865)
Axogen, Inc.*	(209)	(4,138)
Becton Dickinson and Co.	(17)	(4,284)
Boston Scientific Corp.*	(96)	(4,126)
Brookdale Senior Living, Inc.*	(128)	(923)
Cantel Medical Corp.	(75)	(6,048)
Chemed Corp.	(3)	(1,083)
Covetrus, Inc.*	(33)	(807)
DaVita, Inc.*	(351)	(19,747)
DexCom, Inc.*	(11)	(1,648)
Diplomat Pharmacy, Inc.*	(132)	(804)
Ensign Group, Inc. (The)	(67)	(3,814)
Evolent Health, Inc., Class A*	(651)	(5,175)
Glaukos Corp.*	(30)	(2,262)
Guardant Health, Inc.*	(61)	(5,266)
Haemonetics Corp.*	(16)	(1,925)
IDEXX Laboratories, Inc.*	(4)	(1,101)
Inogen, Inc.*	(26)	(1,736)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Inspire Medical Systems, Inc.*	(107)	$(6,490)
Insulet Corp.*	(30)	(3,581)
Intuitive Surgical, Inc.*	(13)	(6,819)
iRhythm Technologies, Inc.*	(138)	(10,913)
Lantheus Holdings, Inc.*	(3)	(85)
Medidata Solutions, Inc.*	(12)	(1,086)
Merit Medical Systems, Inc.*	(29)	(1,727)
Molina Healthcare, Inc.*	(7)	(1,002)
Neogen Corp.*	(9)	(559)
Nevro Corp.*	(206)	(13,355)
Patterson Cos., Inc.	(81)	(1,855)
Penumbra, Inc.*	(6)	(960)
PetIQ, Inc.*	(90)	(2,966)
Quidel Corp.*	(1)	(59)
RadNet, Inc.*	(73)	(1,007)
STAAR Surgical Co.*	(124)	(3,643)
Stryker Corp.	(4)	(822)
Surgery Partners, Inc.*	(94)	(765)
Tabula Rasa HealthCare, Inc.*	(75)	(3,745)
Teladoc Health, Inc.*	(13)	(863)
Tenet Healthcare Corp.*	(253)	(5,227)
ViewRay, Inc.*	(579)	(5,101)
Vocera Communications, Inc.*	(100)	(3,192)
WellCare Health Plans, Inc.*	(14)	(3,991)
Wright Medical Group NV (Netherlands)*	(46)	(1,372)

		(155,185)

Household & Personal Products — (0.5)%
Central Garden & Pet Co., Class A*	(29)	(715)
elf Beauty, Inc.*	(2)	(28)
Energizer Holdings, Inc.	(129)	(4,985)
Spectrum Brands Holdings, Inc.	(27)	(1,452)
WD-40 Co.	(28)	(4,453)

		(11,633)

Materials — (7.0)%
AK Steel Holding Corp.*	(386)	(915)
Alamos Gold, Inc., Class A (Canada)	(127)	(768)
Albemarle Corp.	(250)	(17,602)
American Vanguard Corp.	(51)	(786)
Barrick Gold Corp. (Canada)	(941)	(14,840)
Boise Cascade Co.	(22)	(618)
Cabot Corp.	(96)	(4,580)
Carpenter Technology Corp.	(3)	(144)
Century Aluminum Co.*	(22)	(152)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Chemours Co. (The)	(472)	$(11,328)
Cleveland-Cliffs, Inc.	(732)	(7,811)
Coeur Mining, Inc.*	(250)	(1,085)
Crown Holdings, Inc.*	(78)	(4,766)
Element Solutions, Inc.*	(94)	(972)
Freeport-McMoRan, Inc.	(1,536)	(17,833)
GCP Applied Technologies, Inc.*	(137)	(3,102)
Graphic Packaging Holding Co.	(39)	(545)
Greif, Inc., Class A	(20)	(651)
Hecla Mining Co.	(407)	(733)
Hudbay Minerals, Inc. (Canada)	(15)	(81)
Huntsman Corp.	(40)	(818)
Ingevity Corp.*	(98)	(10,307)
International Flavors & Fragrances, Inc.	(34)	(4,933)
Linde PLC (Ireland)	(14)	(2,811)
Livent Corp.*	(380)	(2,630)
Louisiana-Pacific Corp.	(319)	(8,364)
LyondellBasell Industries NV, Class A (Netherlands)	(112)	(9,647)
Novagold Resources, Inc. (Canada)*	(20)	(118)
Owens-Illinois, Inc.	(171)	(2,953)
Pan American Silver Corp. (Canada)	(225)	(2,905)
PH Glatfelter Co.	(59)	(996)
Quaker Chemical Corp.	(11)	(2,232)
Royal Gold, Inc.	(7)	(717)
Sherwin-Williams Co. (The)	(1)	(458)
Teck Resources Ltd., Class B (Canada)	(364)	(8,394)
Tronox Holdings PLC, Class A (United Kingdom)	(159)	(2,032)
Valvoline, Inc.	(112)	(2,187)
Venator Materials PLC (United Kingdom)*	(184)	(973)
Vulcan Materials Co.	(17)	(2,334)
Westlake Chemical Corp.	(176)	(12,225)
Westrock Co.	(62)	(2,261)
Yamana Gold, Inc. (Canada)	(502)	(1,265)

		(170,872)

Media & Entertainment — (2.1)%
Altice USA, Inc., Class A*	(27)	(657)
AMC Entertainment Holdings, Inc., Class A	(246)	(2,295)
Cable One, Inc.	(4)	(4,684)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Entercom Communications Corp., Class A	(111)	$(644)
Eventbrite, Inc., Class A*	(143)	(2,317)
EW Scripps Co. (The), Class A	(45)	(688)
Live Nation Entertainment, Inc.*	(24)	(1,590)
Madison Square Garden Co. (The), Class A*	(12)	(3,359)
Marcus Corp. (The)	(13)	(428)
New York Times Co. (The), Class A	(20)	(652)
Sinclair Broadcast Group, Inc., Class A	(65)	(3,486)
Sirius XM Holdings, Inc.	(236)	(1,317)
Take-Two Interactive Software, Inc.*	(25)	(2,838)
TrueCar, Inc.*	(514)	(2,806)
World Wrestling Entertainment, Inc., Class A	(53)	(3,827)
Yelp, Inc.*	(334)	(11,416)
Zillow Group, Inc., Class C*	(171)	(7,933)
Zynga, Inc., Class A*	(189)	(1,159)

		(52,096)

Pharmaceuticals, Biotechnology & Life Sciences — (2.2)%
Aerie Pharmaceuticals, Inc.*	(27)	(798)
Akebia Therapeutics, Inc.*	(10)	(48)
Akorn, Inc.*	(205)	(1,056)
Alder Biopharmaceuticals, Inc.*	(172)	(2,024)
AnaptysBio, Inc.*	(2)	(113)
Atara Biotherapeutics, Inc.*	(67)	(1,347)
Bluebird Bio, Inc.*	(18)	(2,290)
Cambrex Corp.*	(42)	(1,966)
Catalent, Inc.*	(58)	(3,144)
Codexis, Inc.*	(145)	(2,672)
Coherus Biosciences, Inc.*	(82)	(1,812)
Cymabay Therapeutics, Inc.*	(107)	(766)
Denali Therapeutics, Inc.*	(4)	(83)
Insmed, Inc.*	(33)	(845)
Intellia Therapeutics, Inc.*	(63)	(1,031)
Intercept Pharmaceuticals, Inc.*	(32)	(2,546)
Intersect ENT, Inc.*	(3)	(68)
Intra-Cellular Therapies, Inc.*	(184)	(2,388)
Luminex Corp.	(110)	(2,270)
MacroGenics, Inc.*	(91)	(1,544)
Myriad Genetics, Inc.*	(6)	(167)
NanoString Technologies, Inc.*	(111)	(3,369)
Nektar Therapeutics*	(83)	(2,953)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Omeros Corp.*	(110)	$(1,726)
Pacific Biosciences of California, Inc.*	(817)	(4,943)
REGENXBIO, Inc.*	(48)	(2,466)
Sangamo Therapeutics, Inc.*	(150)	(1,616)
Sarepta Therapeutics, Inc.*	(18)	(2,735)
Spectrum Pharmaceuticals, Inc.*	(67)	(577)
TherapeuticsMD, Inc.*	(656)	(1,706)
Theravance Biopharma, Inc. (Cayman Islands)*	(116)	(1,894)
Zogenix, Inc.*	(17)	(812)

		(53,775)

Retailing — (5.0)%
Aaron’s, Inc.	(88)	(5,404)
At Home Group, Inc.*	(338)	(2,251)
Big Lots, Inc.	(210)	(6,008)
Burlington Stores, Inc.*	(62)	(10,549)
Caleres, Inc.	(217)	(4,323)
Camping World Holdings, Inc., Class A	(53)	(658)
CarMax, Inc.*	(84)	(7,294)
Carvana Co.*	(101)	(6,322)
Chico’s FAS, Inc.	(215)	(725)
Designer Brands, Inc., Class A	(348)	(6,671)
Dick’s Sporting Goods, Inc.	(27)	(935)
Five Below, Inc.*	(81)	(9,722)
Floor & Decor Holdings, Inc., Class A*	(204)	(8,548)
Funko, Inc., Class A*	(19)	(460)
Genuine Parts Co.	(55)	(5,697)
GrubHub, Inc.*	(170)	(13,258)
Guess?, Inc.	(399)	(6,444)
Monro, Inc.	(36)	(3,071)
National Vision Holdings, Inc.*	(206)	(6,330)
Ollie’s Bargain Outlet Holdings, Inc.*	(84)	(7,317)
Stitch Fix, Inc., Class A*	(188)	(6,014)
Wayfair, Inc., Class A*	(27)	(3,942)

		(121,943)

Semiconductors & Semiconductor Equipment — (4.7)%
Advanced Energy Industries, Inc.*	(3)	(169)
Advanced Micro Devices, Inc.*	(88)	(2,673)
Ambarella, Inc. (Cayman Islands)*	(235)	(10,371)
Amkor Technology, Inc.*	(1)	(7)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Brooks Automation, Inc.	(179)	$(6,936)
Cabot Microelectronics Corp.	(21)	(2,312)
Entegris, Inc.	(80)	(2,986)
First Solar, Inc.*	(70)	(4,598)
FormFactor, Inc.*	(233)	(3,651)
Inphi Corp.*	(57)	(2,856)
KLA-Tencor Corp.	(147)	(17,375)
MACOM Technology Solutions Holdings, Inc.*	(340)	(5,144)
Marvell Technology Group Ltd. (Bermuda)	(422)	(10,073)
MaxLinear, Inc.*	(134)	(3,141)
MKS Instruments, Inc.	(45)	(3,505)
Monolithic Power Systems, Inc.	(37)	(5,024)
NVIDIA Corp.	(104)	(17,080)
Photronics, Inc.*	(148)	(1,214)
Power Integrations, Inc.	(32)	(2,566)
Rambus, Inc.*	(145)	(1,746)
Semtech Corp.*	(51)	(2,451)
Silicon Laboratories, Inc.*	(30)	(3,102)
Synaptics, Inc.*	(122)	(3,555)
Universal Display Corp.	(8)	(1,504)

		(114,039)

Software & Services — (7.2)%
2U, Inc.*	(37)	(1,393)
8x8, Inc.*	(401)	(9,664)
Adobe, Inc.*	(2)	(589)
Appian Corp.*	(147)	(5,302)
Benefitfocus, Inc.*	(148)	(4,018)
Black Knight, Inc.*	(87)	(5,233)
BlackBerry Ltd. (Canada)*	(57)	(425)
Bottomline Technologies DE, Inc.*	(24)	(1,062)
Box, Inc., Class A*	(305)	(5,371)
Carbon Black, Inc.*	(247)	(4,130)
Cardtronics PLC, Class A (United Kingdom)*	(32)	(874)
Cloudera, Inc.*	(1,075)	(5,654)
CoreLogic, Inc.*	(67)	(2,803)
DocuSign, Inc.*	(156)	(7,755)
Domo, Inc., Class B*	(49)	(1,339)
Elastic NV (Netherlands)*	(27)	(2,016)
FireEye, Inc.*	(816)	(12,085)
ForeScout Technologies, Inc.*	(153)	(5,181)
Gartner, Inc.*	(38)	(6,116)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Guidewire Software, Inc.*	(31)	$(3,143)
Instructure, Inc.*	(71)	(3,018)
Jack Henry & Associates, Inc.	(35)	(4,687)
LivePerson, Inc.*	(53)	(1,486)
MicroStrategy, Inc., Class A*	(9)	(1,290)
New Relic, Inc.*	(19)	(1,644)
Nutanix, Inc., Class A*	(552)	(14,319)
Paysign, Inc.*	(2)	(27)
Perficient, Inc.*	(23)	(789)
Perspecta, Inc.	(30)	(702)
Pivotal Software, Inc., Class A*	(261)	(2,756)
Pluralsight, Inc., Class A*	(85)	(2,577)
PTC, Inc.*	(22)	(1,975)
Rapid7, Inc.*	(12)	(694)
Sabre Corp.	(25)	(555)
SailPoint Technologies Holding, Inc.*	(121)	(2,425)
Science Applications International Corp.	(97)	(8,396)
Splunk, Inc.*	(50)	(6,288)
SVMK, Inc.*	(89)	(1,469)
Switch, Inc., Class A	(503)	(6,584)
Tableau Software, Inc., Class A*	(17)	(2,822)
Tenable Holdings, Inc.*	(190)	(5,423)
Trade Desk, Inc. (The), Class A*	(43)	(9,795)
Varonis Systems, Inc.*	(44)	(2,725)
WEX, Inc.*	(6)	(1,249)
Zuora, Inc., Class A*	(477)	(7,308)

		(175,156)

Technology Hardware & Equipment — (4.9)%
3D Systems Corp.*	(769)	(6,998)
Anixter International, Inc.*	(24)	(1,433)
Arrow Electronics, Inc.*	(25)	(1,782)
Control4 Corp.*	(34)	(808)
Dolby Laboratories, Inc., Class A	(57)	(3,682)
Electronics For Imaging, Inc.*	(238)	(8,785)
Extreme Networks, Inc.*	(316)	(2,045)
Finisar Corp.*	(110)	(2,516)
Fitbit, Inc., Class A*	(1,335)	(5,874)
II-VI, Inc.*	(246)	(8,994)
Infinera Corp.*	(636)	(1,851)
IPG Photonics Corp.*	(14)	(2,160)
KEMET Corp.	(61)	(1,147)
Knowles Corp.*	(140)	(2,563)
Lumentum Holdings, Inc.*	(286)	(15,275)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Methode Electronics, Inc.	(30)	$(857)
NetScout Systems, Inc.*	(187)	(4,748)
nLight, Inc.*	(122)	(2,342)
Novanta, Inc. (Canada)*	(15)	(1,414)
Plantronics, Inc.	(6)	(222)
Plexus Corp.*	(50)	(2,918)
Pure Storage, Inc., Class A*	(545)	(8,322)
Rogers Corp.*	(25)	(4,314)
Sanmina Corp.*	(103)	(3,119)
Sierra Wireless, Inc. (Canada)*	(55)	(664)
Stratasys Ltd. (Israel)*	(196)	(5,757)
SYNNEX Corp.	(97)	(9,545)
Ubiquiti Networks, Inc.	(10)	(1,315)
ViaSat, Inc.*	(14)	(1,131)
Western Digital Corp.	(116)	(5,516)

		(118,097)

Telecommunication Services — (0.4)%
ATN International, Inc.	(20)	(1,155)
Bandwidth, Inc., Class A*	(23)	(1,725)
Boingo Wireless, Inc.*	(271)	(4,870)
Iridium Communications, Inc.*	(53)	(1,233)
pdvWireless, Inc.*	(14)	(658)
TELUS Corp. (Canada)	(18)	(664)

		(10,305)

Transportation — (2.4)%
Air Transport Services Group, Inc.*	(246)	(6,002)
Alaska Air Group, Inc.	(37)	(2,365)
American Airlines Group, Inc.	(79)	(2,576)
Canadian National Railway Co. (Canada)	(42)	(3,884)
Canadian Pacific Railway Ltd. (Canada)	(17)	(3,999)
Hawaiian Holdings, Inc.	(231)	(6,336)
JB Hunt Transport Services, Inc.	(18)	(1,645)
JetBlue Airways Corp.*	(270)	(4,992)
Matson, Inc.	(85)	(3,302)
Ryder System, Inc.	(206)	(12,010)
Saia, Inc.*	(56)	(3,622)
SkyWest, Inc.	(137)	(8,312)
Werner Enterprises, Inc.	(19)	(591)

		(59,636)

Utilities — (1.9)%
CenterPoint Energy, Inc.	(319)	(9,133)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Concluded)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Dominion Energy, Inc.	(128)	$(9,897)
Edison International	(127)	(8,561)
PG&E Corp.*	(695)	(15,929)
Southern Co. (The)	(36)	(1,990)

		(45,510)

TOTAL COMMON STOCK (Proceeds $1,908,250)		(1,828,227)

TOTAL SECURITIES SOLD SHORT - (75.2)%		(1,828,227)

(Proceeds $1,908,250)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%		40,880

NET ASSETS - 100.0%		$2,431,427

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2019, the market value of securities on loan was $143,298.
(b)	Security is fair valued by the Adviser under direction of the Board of Trustees.
*	Non-income producing.

CVR	Contingent Value Rights
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments

June 30, 2019

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 189.7%
COMMON STOCKS — 189.7%
Automobiles & Components — 0.0%
BorgWarner, Inc.†	37	$1,553

Banks — 1.1%
SunTrust Banks, Inc.†	1,669	104,897
US Bancorp†	724	37,938

		142,835

Capital Goods — 20.0%
3M Co.	828	143,526
Arconic, Inc.†	67	1,730
Cummins, Inc.†	752	128,848
Dover Corp.†	708	70,942
Eaton Corp. PLC (Ireland)†	2,022	168,392
Fortive Corp.†	1,678	136,791
Fortune Brands Home & Security, Inc.†	21	1,200
General Dynamics Corp.†	444	80,728
Honeywell International, Inc.†	3,092	539,832
Illinois Tool Works, Inc.†	682	102,852
Ingersoll-Rand PLC (Ireland)†	1,142	144,657
Johnson Controls International PLC (Ireland)	4,292	177,303
L3 Technologies, Inc.†	380	93,165
L3Harris Technologies, Inc.†(a)	564	106,669
Lockheed Martin Corp.†	999	363,176
Masco Corp.	281	11,026
Parker-Hannifin Corp.	1	170
Raytheon Co.†	1,324	230,217
Snap-on, Inc.(a)	265	43,895

		2,545,119

Commercial & Professional Services — 3.0%
Republic Services, Inc.†	1,537	133,166
Robert Half International, Inc.†	566	32,268
Waste Management, Inc.†	1,890	218,049

		383,483

Consumer Durables & Apparel — 3.9%
Capri Holdings Ltd. (British Virgin Islands)*	722	25,039
Garmin Ltd. (Switzerland)†	907	72,379
Hanesbrands, Inc.(a)	1,728	29,756
Hasbro, Inc.(a)	602	63,619
Newell Brands, Inc.(a)	1,153	17,779
PVH Corp.	359	33,976
Ralph Lauren Corp.	373	42,369

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Tapestry, Inc.	1,387	$44,010
VF Corp.†	1,897	165,703

		494,630

Consumer Services — 3.0%
McDonald’s Corp.†	1,041	216,174
Yum! Brands, Inc.†	1,512	167,333

		383,507

Diversified Financials — 6.9%
Affiliated Managers Group, Inc.	256	23,588
American Express Co.†	1,235	152,448
Berkshire Hathaway, Inc., Class B†*	89	18,972
BlackRock, Inc.†	580	272,194
Discover Financial Services†	890	69,055
Franklin Resources, Inc.†(a)	2,427	84,460
Invesco Ltd. (Bermuda)†	1,964	40,183
Nasdaq, Inc.†(a)	455	43,757
S&P Global, Inc.†	213	48,519
T Rowe Price Group, Inc.†	1,138	124,850

		878,026

Energy — 8.4%
Cabot Oil & Gas Corp.	2,023	46,448
Chevron Corp.†	2,808	349,428
ConocoPhillips†	2,883	175,863
Devon Energy Corp.	2,057	58,666
HollyFrontier Corp.†	817	37,811
Kinder Morgan, Inc.†	5,745	119,956
Phillips 66†	2,165	202,514
Valero Energy Corp.†	914	78,248

		1,068,934

Food & Staples Retailing — 6.9%
Kroger Co. (The)	1,270	27,572
Sysco Corp.†	2,456	173,688
Walgreens Boots Alliance, Inc.†	4,369	238,853
Walmart, Inc.†	4,031	445,385

		885,498

Food, Beverage & Tobacco — 14.5%
Altria Group, Inc.†	8,825	417,864
Campbell Soup Co.	1,438	57,621
Coca-Cola Co. (The)	393	20,012
Conagra Brands, Inc.	1,422	37,711
General Mills, Inc.†	2,861	150,260
Hershey Co. (The)†	997	133,628
JM Smucker Co. (The)†	543	62,548

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Kellogg Co.†(a)	1,627	$87,158
Kraft Heinz Co. (The)†	5,826	180,839
McCormick & Co., Inc., non-voting shares†(a)	479	74,250
Mondelez International, Inc., Class A†	6,728	362,639
PepsiCo, Inc.†	316	41,437
Philip Morris International, Inc.†	2,783	218,549
Tyson Foods, Inc., Class A†	68	5,490

		1,850,006

Health Care Equipment & Services — 10.9%
AmerisourceBergen Corp.	765	65,224
Anthem, Inc.†	2	564
Cardinal Health, Inc.†	1,425	67,118
Centene Corp.†*	1,974	103,517
Cigna Corp.	2	315
CVS Health Corp.†	6,189	337,239
HCA Healthcare, Inc.†	309	41,768
Henry Schein, Inc.(a)*	711	49,699
Humana, Inc.†	522	138,487
Laboratory Corp. of America Holdings†*	478	82,646
McKesson Corp.†	883	118,666
Medtronic PLC (Ireland)†	1,611	156,895
Quest Diagnostics, Inc.†	425	43,269
UnitedHealth Group, Inc.†	509	124,201
Universal Health Services, Inc., Class B	429	55,937

		1,385,545

Household & Personal Products — 7.7%
Church & Dwight Co., Inc.†	431	31,489
Clorox Co. (The)†	410	62,775
Colgate-Palmolive Co.†	4,072	291,840
Estee Lauder Cos., Inc. (The), Class A†	560	102,542
Kimberly-Clark Corp.	827	110,223
Procter & Gamble Co. (The)†	3,435	376,648

		975,517

Insurance — 12.4%
Aflac, Inc.†	2,435	133,462
Allstate Corp. (The)†	1,578	160,467
Aon PLC (United Kingdom)†	1,151	222,120
Arthur J Gallagher & Co.†	885	77,517
Chubb Ltd. (Switzerland)	232	34,171

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Cincinnati Financial Corp.†	779	$80,759
Hartford Financial Services Group, Inc. (The)†	1,216	67,756
Loews Corp.	1,239	67,736
Marsh & McLennan Cos., Inc.†	2,423	241,694
Progressive Corp. (The)†	2,790	223,005
Travelers Cos., Inc. (The)†	1,056	157,893
Willis Towers Watson PLC (Ireland)†	618	118,372

		1,584,952

Materials — 7.1%
Avery Dennison Corp.	406	46,966
Ball Corp.†	226	15,818
Corteva, Inc.*	3,580	105,861
Dow, Inc.†	3,579	176,480
DuPont de Nemours, Inc.†	3,579	268,676
Eastman Chemical Co.†	662	51,523
International Paper Co.†	1,907	82,611
Nucor Corp.	1,421	78,297
Packaging Corp. of America	451	42,989
Sealed Air Corp.	745	31,871

		901,092

Media & Entertainment — 3.0%
Activision Blizzard, Inc.	56	2,643
CBS Corp., Class B, non-voting shares†	1,783	88,972
Discovery, Inc., Class A†*	618	18,973
Fox Corp., Class A†	2,966	108,674
News Corp., Class A†	1,631	22,002
Omnicom Group, Inc.†(a)	1,067	87,441
Viacom, Inc., Class B†	1,927	57,559

		386,264

Pharmaceuticals, Biotechnology & Life Sciences — 21.4%
AbbVie, Inc.	894	65,012
Amgen, Inc.†	309	56,943
Biogen, Inc.†*	927	216,797
Bristol-Myers Squibb Co.†	7,817	354,501
Celgene Corp.†*	3,346	309,304
Eli Lilly & Co.†	4,359	482,934
Gilead Sciences, Inc.†	1,493	100,867
Johnson & Johnson†	3,442	479,402
Merck & Co., Inc.†	6,288	527,249
Perrigo Co. PLC (Ireland)	650	30,953
Pfizer, Inc.†	1,091	47,262

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Waters Corp.*	242	$52,088

		2,723,312

Real Estate — 9.3%
Alexandria Real Estate Equities, Inc., REIT†	531	74,919
Apartment Investment & Management Co., Class A, REIT	668	33,480
AvalonBay Communities, Inc., REIT†	492	99,964
Boston Properties, Inc., REIT	77	9,933
CBRE Group, Inc., Class A†*	1,607	82,439
Duke Realty Corp., REIT†	1,694	53,547
Equity Residential, REIT†	1,722	130,734
Essex Property Trust, Inc., REIT	49	14,305
Extra Space Storage, Inc., REIT	276	29,284
Mid-America Apartment Communities, Inc., REIT	488	57,467
Prologis, Inc., REIT†	2,934	235,013
Public Storage, REIT	118	28,104
Realty Income Corp., REIT†	1,451	100,075
UDR, Inc., REIT	1,346	60,422
Ventas, Inc., REIT	258	17,634
Vornado Realty Trust, REIT	16	1,026
Welltower, Inc., REIT†	1,922	156,701

		1,185,047

Retailing — 14.8%
Amazon.com, Inc.*	3	5,681
AutoZone, Inc.†*	120	131,936
Best Buy Co., Inc.†	1,277	89,045
Dollar General Corp.†	1,235	166,923
Dollar Tree, Inc.†*	1,135	121,888
eBay, Inc.†	4,483	177,078
Foot Locker, Inc.(a)	541	22,679
Gap, Inc. (The)(a)	567	10,189
Home Depot, Inc. (The)†	2,183	453,999
Kohl’s Corp.(a)	775	36,851
L Brands, Inc.	1,318	34,400
LKQ Corp.*	1,500	39,915
Macy’s, Inc.(a)	1,476	31,675
Nordstrom, Inc.(a)	739	23,544
Ross Stores, Inc.	619	61,355
Target Corp.†	2,470	213,927
Tiffany & Co.(a)	581	54,405
TJX Cos., Inc. (The)†	3,191	168,740

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Ulta Beauty, Inc.*	138	$47,871

		1,892,101

Semiconductors & Semiconductor Equipment — 0.7%
Lam Research Corp.	153	28,740
Qorvo, Inc.*	486	32,372
Skyworks Solutions, Inc.	297	22,949

		84,061

Software & Services — 14.4%
Accenture PLC, Class A (Ireland)†	2,431	449,176
Alliance Data Systems Corp.	254	35,593
Automatic Data Processing, Inc.†	908	150,120
Broadridge Financial Solutions, Inc.	81	10,342
DXC Technology Co.†	1,310	72,246
FleetCor Technologies, Inc.†*	208	58,417
International Business Machines Corp.†	3,366	464,171
Oracle Corp.†	5,481	312,253
Paychex, Inc.†	1,718	141,374
PayPal Holdings, Inc.†*	872	99,809
Western Union Co. (The)(a)	2,069	41,152

		1,834,653

Technology Hardware & Equipment — 9.4%
Amphenol Corp., Class A†	1,443	138,441
Apple, Inc.†	1,624	321,422
Cisco Systems, Inc.†	3,066	167,802
F5 Networks, Inc.*	285	41,504
HP, Inc.†	7,198	149,646
Motorola Solutions, Inc.†	787	131,217
NetApp, Inc.	1,011	62,379
Seagate Technology PLC (Ireland)†	19	895
TE Connectivity Ltd. (Switzerland)†	1,477	141,467
Xerox Corp.	1,142	40,438

		1,195,211

Telecommunication Services — 7.0%
AT&T, Inc.†	10,063	337,211
CenturyLink, Inc.†(a)	5,211	61,281
Verizon Communications, Inc.†	8,533	487,490

		885,982

Transportation — 2.8%
CH Robinson Worldwide, Inc.(a)	654	55,165
CSX Corp.†	3,111	240,698
Expeditors International of Washington, Inc.	341	25,868

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
FedEx Corp.	236	$38,749

		360,480

Utilities — 1.1%
DTE Energy Co.†	760	97,189
NRG Energy, Inc.†	1,350	47,412

		144,601

TOTAL COMMON STOCKS (Cost $22,431,414)		24,172,409

TOTAL LONG POSITIONS - 189.7%		24,172,409

(Cost $22,431,414)

SHORT POSITIONS — (90.6)%
COMMON STOCKS — (90.6)%
Automobiles & Components — (1.1)%
Aptiv PLC (Jersey)	(138)	(11,155)
Ford Motor Co.	(9,078)	(92,868)
General Motors Co.	(680)	(26,200)
Harley-Davidson, Inc.	(361)	(12,935)

		(143,158)

Banks — (0.2)%
BB&T Corp.	(69)	(3,390)
KeyCorp.	(691)	(12,265)
Regions Financial Corp.	(580)	(8,665)

		(24,320)

Capital Goods — (8.7)%
A.O. Smith Corp.	(378)	(17,826)
Boeing Co. (The)	(669)	(243,523)
Caterpillar, Inc.	(112)	(15,264)
Deere & Co.	(722)	(119,643)
Emerson Electric Co.	(1,277)	(85,201)
Flowserve Corp.	(298)	(15,702)
General Electric Co.	(14,809)	(155,494)
Jacobs Engineering Group, Inc.	(310)	(26,161)
Northrop Grumman Corp.	(151)	(48,790)
Pentair PLC (Ireland)	(391)	(14,545)
Quanta Services, Inc.	(323)	(12,335)
Rockwell Automation, Inc.	(270)	(44,234)
Stanley Black & Decker, Inc.	(345)	(49,890)
Textron, Inc.	(229)	(12,146)
TransDigm Group, Inc.*	(120)	(58,056)
United Rentals, Inc.*	(182)	(24,139)
United Technologies Corp.	(762)	(99,212)
Wabtec Corp.	(370)	(26,551)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Xylem, Inc.	(409)	$(34,209)

		(1,102,921)

Commercial & Professional Services — (0.9)%
Copart, Inc.*	(101)	(7,549)
Equifax, Inc.	(275)	(37,191)
IHS Markit Ltd. (Bermuda)*	(379)	(24,150)
Nielsen Holdings PLC (United Kingdom)	(808)	(18,261)
Rollins, Inc.	(745)	(26,723)

		(113,874)

Consumer Durables & Apparel — (2.4)%
DR Horton, Inc.	(849)	(36,617)
Leggett & Platt, Inc.	(298)	(11,434)
Mohawk Industries, Inc.*	(165)	(24,333)
NIKE, Inc., Class B	(1,963)	(164,794)
PulteGroup, Inc.	(631)	(19,952)
Under Armour, Inc., Class C*	(972)	(21,578)
Whirlpool Corp.	(144)	(20,500)

		(299,208)

Consumer Services — (2.6)%
Carnival Corp. (Panama)	(1,572)	(73,177)
Marriott International, Inc., Class A	(758)	(106,340)
MGM Resorts International	(1,222)	(34,913)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(490)	(26,279)
Royal Caribbean Cruises Ltd. (Liberia)	(476)	(57,696)
Wynn Resorts Ltd.	(244)	(30,254)

		(328,659)

Diversified Financials — (3.5)%
Ameriprise Financial, Inc.	(316)	(45,871)
Bank of New York Mellon Corp. (The)	(2,179)	(96,203)
Cboe Global Markets, Inc.	(255)	(26,426)
Charles Schwab Corp. (The)	(132)	(5,305)
E*TRADE Financial Corp.	(279)	(12,443)
Goldman Sachs Group, Inc. (The)	(323)	(66,086)
Morgan Stanley	(3,837)	(168,099)
Raymond James Financial, Inc.	(320)	(27,056)

		(447,489)

Energy — (6.0)%
Anadarko Petroleum Corp.	(1,115)	(78,674)
Apache Corp.	(855)	(24,769)
Cimarex Energy Co.	(230)	(13,646)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Concho Resources, Inc.	(456)	$(47,050)
Diamondback Energy, Inc.	(374)	(40,755)
EOG Resources, Inc.	(1,320)	(122,971)
Helmerich & Payne, Inc.	(181)	(9,162)
Hess Corp.	(692)	(43,990)
Marathon Oil Corp.	(1,601)	(22,750)
Marathon Petroleum Corp.	(1,517)	(84,770)
National Oilwell Varco, Inc.	(878)	(19,518)
Noble Energy, Inc.	(1,099)	(24,618)
Occidental Petroleum Corp.	(88)	(4,425)
ONEOK, Inc.	(939)	(64,613)
Pioneer Natural Resources Co.	(393)	(60,467)
Schlumberger Ltd. (Curacao)	(94)	(3,736)
TechnipFMC PLC (United Kingdom)	(1,021)	(26,485)
Williams Cos., Inc. (The)	(2,755)	(77,250)

		(769,649)

Food, Beverage & Tobacco — (2.2)%
Archer-Daniels-Midland Co.	(1,275)	(52,020)
Brown-Forman Corp., Class B	(1,086)	(60,197)
Constellation Brands, Inc., Class A	(230)	(45,296)
Lamb Weston Holdings, Inc.	(334)	(21,162)
Molson Coors Brewing Co., Class B	(492)	(27,552)
Monster Beverage Corp.*	(1,219)	(77,809)

		(284,036)

Health Care Equipment & Services — (9.9)%
Abbott Laboratories	(2,539)	(213,530)
ABIOMED, Inc.*	(102)	(26,570)
Align Technology, Inc.*	(181)	(49,540)
Baxter International, Inc.	(1,161)	(95,086)
Becton Dickinson and Co.	(613)	(154,482)
Boston Scientific Corp.*	(3,150)	(135,387)
Cerner Corp.	(75)	(5,498)
Cooper Cos., Inc. (The)	(112)	(37,732)
DaVita, Inc.*	(378)	(21,266)
DENTSPLY SIRONA, Inc.	(509)	(29,705)
Edwards Lifesciences Corp.*	(474)	(87,567)
Hologic, Inc.*	(609)	(29,244)
IDEXX Laboratories, Inc.*	(195)	(53,689)
Intuitive Surgical, Inc.*	(262)	(137,432)
ResMed, Inc.	(310)	(37,829)
Teleflex, Inc.	(104)	(34,440)
Varian Medical Systems, Inc.*	(208)	(28,315)
WellCare Health Plans, Inc.*	(85)	(24,231)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Zimmer Biomet Holdings, Inc.	(467)	$(54,985)

		(1,256,528)

Household & Personal Products — (0.2)%
Coty, Inc., Class A	(1,709)	(22,901)

Insurance — (0.8)%
Lincoln National Corp.	(462)	(29,776)
MetLife, Inc.	(640)	(31,789)
Prudential Financial, Inc.	(286)	(28,886)
Unum Group	(484)	(16,238)

		(106,689)

Materials — (5.5)%
Air Products & Chemicals, Inc.	(501)	(113,411)
Albemarle Corp.	(241)	(16,969)
Celanese Corp.	(289)	(31,154)
Ecolab, Inc.	(1)	(197)
FMC Corp.	(300)	(24,885)
Freeport-McMoRan, Inc.	(3,301)	(38,325)
International Flavors & Fragrances, Inc.	(245)	(35,547)
Linde PLC (Ireland)	(473)	(94,978)
LyondellBasell Industries NV, Class A (Netherlands)	(842)	(72,521)
Martin Marietta Materials, Inc.	(142)	(32,676)
Mosaic Co. (The)	(877)	(21,951)
PPG Industries, Inc.	(538)	(62,790)
Sherwin-Williams Co. (The)	(210)	(96,241)
Vulcan Materials Co.	(300)	(41,193)
Westrock Co.	(584)	(21,298)

		(704,136)

Media & Entertainment — (4.3)%
Charter Communications, Inc., Class A*	(161)	(63,624)
Comcast Corp., Class A	(585)	(24,734)
DISH Network Corp., Class A*	(1,066)	(40,945)
Electronic Arts, Inc.*	(679)	(68,756)
Netflix, Inc.*	(672)	(246,839)
Take-Two Interactive Software, Inc.*	(255)	(28,950)
TripAdvisor, Inc.*	(314)	(14,535)
Twitter, Inc.*	(1,755)	(61,250)

		(549,633)

Pharmaceuticals, Biotechnology & Life Sciences — (4.8)%
Agilent Technologies, Inc.	(722)	(53,912)
Alexion Pharmaceuticals, Inc.*	(21)	(2,751)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Allergan PLC (Ireland)	(336)	$(56,256)
Illumina, Inc.*	(333)	(122,594)
Incyte Corp.*	(496)	(42,140)
IQVIA Holdings, Inc.*	(449)	(72,244)
Mettler-Toledo International, Inc.*	(57)	(47,880)
Mylan NV (Netherlands)*	(1,175)	(22,372)
Nektar Therapeutics*	(396)	(14,090)
PerkinElmer, Inc.	(252)	(24,278)
Thermo Fisher Scientific, Inc.	(164)	(48,164)
Vertex Pharmaceuticals, Inc.*	(593)	(108,744)

		(615,425)

Real Estate — (3.5)%
American Tower Corp., REIT	(170)	(34,756)
Crown Castle International Corp., REIT	(861)	(112,231)
Equinix, Inc., REIT	(191)	(96,319)
Iron Mountain, Inc., REIT	(652)	(20,408)
Kimco Realty Corp., REIT	(961)	(17,759)
SBA Communications Corp., REIT*	(257)	(57,784)
Simon Property Group, Inc., REIT	(394)	(62,945)
Weyerhaeuser Co., REIT	(1,695)	(44,646)

		(446,848)

Retailing — (1.1)%
Advance Auto Parts, Inc.	(164)	(25,279)
Expedia Group, Inc.	(354)	(47,093)
Genuine Parts Co.	(333)	(34,492)
Tractor Supply Co.	(275)	(29,920)

		(136,784)

Semiconductors & Semiconductor Equipment — (9.9)%
Advanced Micro Devices, Inc.*	(2,691)	(81,726)
Analog Devices, Inc.	(842)	(95,037)
Applied Materials, Inc.	(2,061)	(92,560)
Broadcom, Inc.	(640)	(184,230)
Intel Corp.	(2,183)	(104,500)
KLA-Tencor Corp.	(368)	(43,498)
Maxim Integrated Products, Inc.	(621)	(37,148)
Microchip Technology, Inc.	(3)	(260)
Micron Technology, Inc.*	(2,511)	(96,899)
NVIDIA Corp.	(1,401)	(230,086)
QUALCOMM, Inc.	(857)	(65,192)
Texas Instruments, Inc.	(2,060)	(236,406)

		(1,267,542)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (7.6)%
Adobe, Inc.*	(855)	$(251,926)
Akamai Technologies, Inc.*	(372)	(29,812)
ANSYS, Inc.*	(189)	(38,711)
Autodesk, Inc.*	(499)	(81,287)
Fidelity National Information Services, Inc.	(466)	(57,169)
Fiserv, Inc.*	(375)	(34,185)
Fortinet, Inc.*	(388)	(29,810)
Gartner, Inc.*	(205)	(32,993)
Global Payments, Inc.	(23)	(3,683)
Jack Henry & Associates, Inc.	(176)	(23,570)
Mastercard, Inc., Class A	(177)	(46,822)
salesforce.com, Inc.*	(1,543)	(234,119)
Symantec Corp.	(1,433)	(31,182)
Synopsys, Inc.*	(160)	(20,590)
VeriSign, Inc.*	(272)	(56,892)

		(972,751)

Technology Hardware & Equipment — (2.1)%
Arista Networks, Inc.*	(181)	(46,991)
Corning, Inc.	(1,793)	(59,581)
FLIR Systems, Inc.	(309)	(16,717)
Hewlett Packard Enterprise Co.	(2,991)	(44,715)
IPG Photonics Corp.*	(120)	(18,510)
Juniper Networks, Inc.	(384)	(10,226)
Keysight Technologies, Inc.*	(427)	(38,349)
Western Digital Corp.	(666)	(31,668)

		(266,757)

Transportation — (2.0)%
Alaska Air Group, Inc.	(281)	(17,959)
American Airlines Group, Inc.	(1,010)	(32,936)
JB Hunt Transport Services, Inc.	(247)	(22,578)
United Airlines Holdings, Inc.*	(601)	(52,618)
United Parcel Service, Inc., Class B	(1,182)	(122,065)

		(248,156)

Utilities — (11.3)%
Alliant Energy Corp.	(540)	(26,503)
Ameren Corp.	(559)	(41,986)
American Electric Power Co., Inc.	(1,122)	(98,747)
American Water Works Co., Inc.	(228)	(26,448)
Atmos Energy Corp.	(267)	(28,185)
CenterPoint Energy, Inc.	(1,142)	(32,695)
CMS Energy Corp.	(623)	(36,078)
Consolidated Edison, Inc.	(744)	(65,234)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Concluded)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Dominion Energy, Inc.	(1,825)	$(141,109)
Duke Energy Corp.	(1,657)	(146,214)
Edison International	(741)	(49,951)
Entergy Corp.	(432)	(44,466)
Eversource Energy	(484)	(36,668)
Exelon Corp.	(2,210)	(105,947)
FirstEnergy Corp.	(1,209)	(51,757)
NextEra Energy, Inc.	(428)	(87,680)
NiSource, Inc.	(848)	(24,422)
Pinnacle West Capital Corp.	(255)	(23,993)
PPL Corp.	(1,641)	(50,887)
Public Service Enterprise Group, Inc.	(1,146)	(67,408)
Southern Co. (The)	(2,367)	(130,848)
WEC Energy Group, Inc.	(684)	(57,025)
Xcel Energy, Inc.	(1,037)	(61,691)

		(1,435,942)

TOTAL COMMON STOCK (Proceeds $11,270,831)		(11,543,406)

TOTAL SECURITIES SOLD SHORT - (90.6)%		(11,543,406)

(Proceeds $11,270,831)
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		114,212

NET ASSETS - 100.0%		$12,743,215

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2019, the market value of securities on loan was $525,656.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.6%
Automobiles & Components — 0.4%
BorgWarner, Inc.(a)	1,353	$56,799
Magna International, Inc. (Canada)	1,012	50,296

		107,095

Capital Goods — 15.6%
Acuity Brands, Inc.	674	92,951
Allison Transmission Holdings, Inc.(a)	7,297	338,216
Caterpillar, Inc.(a)	558	76,050
Crane Co.	470	39,217
Cummins, Inc.(a)	2,244	384,487
Dover Corp.	25	2,505
Eaton Corp. PLC (Ireland)(a)	340	28,315
Fastenal Co.	3,469	113,055
Flowserve Corp.(a)	5,659	298,173
GrafTech International Ltd.(a)	10,108	116,242
HD Supply Holdings, Inc.(a)*	6,310	254,167
Hubbell, Inc.	2,132	278,013
L3 Technologies, Inc.(a)	741	181,671
Lincoln Electric Holdings, Inc.	551	45,358
Lockheed Martin Corp.	2	727
Mercury Systems, Inc.*	576	40,522
Middleby Corp. (The)*	418	56,723
MSC Industrial Direct Co., Inc., Class A	931	69,136
Navistar International Corp.(a)*	3,753	129,291
nVent Electric PLC (Ireland)	2,437	60,413
Oshkosh Corp.(a)	3,917	327,030
Parker-Hannifin Corp.(a)	1,608	273,376
Regal Beloit Corp.(a)	1,691	138,172
Rexnord Corp.(a)*	5,214	157,567
Spirit AeroSystems Holdings, Inc., Class A(a)	4,675	380,405
Timken Co. (The)(a)	5,592	287,093
WW Grainger, Inc.(a)	519	139,211

		4,308,086

Commercial & Professional Services — 1.8%
ASGN, Inc.*	78	4,727
IHS Markit Ltd. (Bermuda)*	179	11,406
Ritchie Bros Auctioneers, Inc. (Canada)	1,602	53,218
Robert Half International, Inc.(a)	6,377	363,553
Thomson Reuters Corp. (Canada)	668	43,059
UniFirst Corp.	63	11,880

		487,843

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — 7.6%
Columbia Sportswear Co.(a)	1,181	$118,289
Deckers Outdoor Corp.(a)*	59	10,382
Garmin Ltd. (Switzerland)	105	8,379
Hanesbrands, Inc.(a)	7,113	122,486
Levi Strauss & Co., Class A*	1,638	34,201
Newell Brands, Inc.	11,055	170,468
PVH Corp.(a)	4,089	386,983
Ralph Lauren Corp.(a)	2,607	296,129
Skechers U.S.A., Inc., Class A(a)*	8,866	279,190
Steven Madden Ltd.	423	14,361
Tempur Sealy International, Inc.(a)*	720	52,826
VF Corp.(a)	4,442	388,009
Whirlpool Corp.(a)	1,489	211,974

		2,093,677

Consumer Services — 0.5%
Las Vegas Sands Corp.	515	30,431
Laureate Education, Inc., Class A*	5,406	84,928
Planet Fitness, Inc., Class A*	12	869
Strategic Education, Inc.	26	4,628
Vail Resorts, Inc.	35	7,811

		128,667

Food & Staples Retailing — 1.1%
BJ’s Wholesale Club Holdings, Inc.*	5,698	150,427
Kroger Co. (The)	7,329	159,113
Sysco Corp.	78	5,516

		315,056

Food, Beverage & Tobacco — 3.6%
Altria Group, Inc.(a)	6,054	286,657
Campbell Soup Co.(a)	6,916	277,124
Coca-Cola Consolidated, Inc.	16	4,788
Constellation Brands, Inc., Class A	230	45,296
Flowers Foods, Inc.	1,083	25,201
General Mills, Inc.(a)	3,087	162,129
Hormel Foods Corp.	32	1,297
JM Smucker Co. (The)	68	7,833
Molson Coors Brewing Co., Class B	310	17,360
Philip Morris International, Inc.	2,097	164,677

		992,362

Health Care Equipment & Services — 4.0%
ABIOMED, Inc.*	154	40,115
Amedisys, Inc.*	1,171	142,171
AmerisourceBergen Corp.(a)	239	20,377
Cardinal Health, Inc.	25	1,178

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
CVS Health Corp.(a)	6,495	$353,913
Henry Schein, Inc.(a)*	5,436	379,976
McKesson Corp.	34	4,569
Universal Health Services, Inc., Class B	1,306	170,289

		1,112,588

Household & Personal Products — 0.4%
Spectrum Brands Holdings, Inc.	1,975	106,196

Media & Entertainment — 9.1%
Activision Blizzard, Inc.(a)	1,153	54,422
Alphabet, Inc., Class A*	125	135,350
AMC Networks, Inc., Class A(a)*	5,202	283,457
CBS Corp., Class B, non-voting shares	441	22,006
Charter Communications, Inc., Class A*	47	18,573
Discovery, Inc., Class A(a)*	14,542	446,439
Fox Corp., Class A	6,950	254,648
Interpublic Group of Cos., Inc. (The)(a)	13,747	310,545
New York Times Co. (The), Class A	190	6,198
Nexstar Media Group, Inc., Class A(a)	2,455	247,955
TEGNA, Inc.	193	2,924
Tribune Media Co., Class A(a)	6,677	308,611
Twitter, Inc.*	6,435	224,582
Viacom, Inc., Class B(a)	6,451	192,691

		2,508,401

Pharmaceuticals, Biotechnology & Life Sciences — 10.7%
AbbVie, Inc.(a)	5,620	408,686
Alexion Pharmaceuticals, Inc.(a)*	3,072	402,371
Biogen, Inc.*	158	36,951
Bristol-Myers Squibb Co.(a)	8,873	402,391
Celgene Corp.(a)*	4,242	392,130
Eli Lilly & Co.	540	59,827
Exelixis, Inc.(a)*	2,533	54,130
Horizon Therapeutics PLC (Ireland)*	4,892	117,701
Incyte Corp.*	1,163	98,808
Ionis Pharmaceuticals, Inc.*	3,307	212,541
Jazz Pharmaceuticals PLC (Ireland)(a)*	2,391	340,861
Merck & Co., Inc.(a)	2,733	229,162
PRA Health Sciences, Inc.(a)*	1,052	104,306
Regeneron Pharmaceuticals, Inc.(a)*	371	116,123

		2,975,988

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — 10.2%
Advance Auto Parts, Inc.	1,183	$182,348
American Eagle Outfitters, Inc.(a)	19,855	335,550
AutoNation, Inc.*	630	26,422
Best Buy Co., Inc.(a)	4,401	306,882
Dollar Tree, Inc.*	1,946	208,981
Etsy, Inc.*	1,439	88,311
Foot Locker, Inc.(a)	9,656	404,779
Kohl’s Corp.	4,790	227,764
L Brands, Inc.(a)	10,420	271,962
LKQ Corp.*	4,638	123,417
Lowe’s Cos., Inc.	392	39,557
O’Reilly Automotive, Inc.*	4	1,477
Qurate Retail, Inc.(a)*	14,225	176,248
Ross Stores, Inc.	248	24,582
Ulta Beauty, Inc.*	385	133,553
Urban Outfitters, Inc.(a)*	12,120	275,730

		2,827,563

Semiconductors & Semiconductor Equipment — 2.0%
Qorvo, Inc.(a)*	5,747	382,808
Xilinx, Inc.(a)	1,578	186,078

		568,886

Software & Services — 11.1%
Accenture PLC, Class A (Ireland)	54	9,978
Alliance Data Systems Corp.	298	41,759
Amdocs, Ltd. (Guernsey)	3,685	228,802
Aspen Technology, Inc.*	39	4,847
Autodesk, Inc.*	1,234	201,019
Booz Allen Hamilton Holding Corp.	1,112	73,626
CACI International, Inc., Class A(a)*	1,393	284,994
CDK Global, Inc.	5,475	270,684
Fortinet, Inc.(a)*	3,804	292,261
International Business Machines Corp.(a)	2,255	310,964
Intuit, Inc.(a)	1,262	329,798
KBR, Inc.	9,556	238,327
Leidos Holdings, Inc.	2,949	235,478
Nuance Communications, Inc.*	92	1,469
Open Text Corp. (Canada)	1,045	43,054
Paychex, Inc.(a)	1,191	98,007
Paylocity Holding Corp.*	921	86,408
Qualys, Inc.*	28	2,438
salesforce.com, Inc.*	1,097	166,448
Science Applications International Corp.	585	50,638

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Verint Systems, Inc.*	1,112	$59,803
Western Union Co. (The)	1,941	38,606

		3,069,408

Technology Hardware & Equipment — 11.0%
Arista Networks, Inc.(a)*	1,292	335,429
Avnet, Inc.	4,495	203,489
AVX Corp.	1,966	32,636
CDW Corp.	1,440	159,840
Ciena Corp.*	3,722	153,086
Cisco Systems, Inc.	3,805	208,248
Corning, Inc.(a)	1,572	52,238
F5 Networks, Inc.(a)*	1,694	246,697
Hewlett Packard Enterprise Co.(a)	18,828	281,479
Jabil, Inc.	4,695	148,362
Keysight Technologies, Inc.*	2,275	204,318
NCR Corp.*	1,072	33,339
NetApp, Inc.(a)	6,598	407,097
Tech Data Corp.*	2,241	234,409
Vishay Intertechnology, Inc.(a)	10,469	172,948
Zebra Technologies Corp., Class A(a)*	783	164,031

		3,037,646

Telecommunication Services — 2.1%
AT&T, Inc.	5,774	193,487
CenturyLink, Inc.(a)	9,511	111,849
United States Cellular Corp.*	1,821	81,344
Verizon Communications, Inc.	3,419	195,327

		582,007

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 7.4%
CH Robinson Worldwide, Inc.(a)	1,477	$124,585
CSX Corp.	3,702	286,424
Expeditors International of Washington, Inc.	2,921	221,587
Kansas City Southern	420	51,164
Knight-Swift Transportation Holdings, Inc.(a)	8,846	290,503
Landstar System, Inc.(a)	2,690	290,493
Norfolk Southern Corp.	1,326	264,312
Old Dominion Freight Line, Inc.	1,068	159,410
Schneider National, Inc., Class B	5,600	102,144
XPO Logistics, Inc.(a)*	4,418	255,405

		2,046,027

TOTAL COMMON STOCKS - 98.6% (Cost $26,885,330)		27,267,496

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%		395,166

NET ASSETS - 100.0%		$27,662,662

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.

PLC Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

Over-the-counter total return basket swaps outstanding as of June 30, 2019.

The Fund maintains a basket of short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The basket matures between July 7, 2020 and June 8, 2021, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week.

The following table represents the individual short positions and related values within the total return basket swaps at June 30, 2019:

Reference Company	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Short
Automobiles & Components
Dorman Products, Inc.	Morgan Stanley	(478)	$(44,486)	$3,387	$3,387
Fox Factory Holding Corp.	Morgan Stanley	(10)	(816)	(34)	(34)
Harley-Davidson, Inc.	Morgan Stanley	(15,332)	(556,432)	3,134	3,134
Thor Industries, Inc.	Morgan Stanley	(4,536)	(255,139)	(11,009)	(11,009)

		(20,356)	(856,873)	(4,522)	(4,522)

Capital Goods
Allegion PLC (Ireland)	Morgan Stanley	(302)	(32,552)	(774)	(774)
Axon Enterprise, Inc.	Morgan Stanley	(925)	(49,409)	(9,880)	(9,880)
BWX Technologies, Inc.	Morgan Stanley	(3,404)	(166,736)	(10,221)	(10,221)
CAE, Inc. (Canada)	Morgan Stanley	(1,225)	(25,850)	(7,195)	(7,195)
Chart Industries, Inc.	Morgan Stanley	(785)	(72,054)	11,869	11,869
Colfax Corp.	Morgan Stanley	(8,138)	(213,755)	(13,811)	(13,811)
EnerSys	Morgan Stanley	(710)	(53,414)	4,680	4,680
Graco, Inc.	Morgan Stanley	(4,258)	(214,578)	1,457	1,457
Lennox International, Inc.	Morgan Stanley	(1,882)	(508,556)	(9,589)	(9,589)
Northrop Grumman Corp.	Morgan Stanley	(1,413)	(408,114)	(49,146)	(49,146)
Owens Corning	Morgan Stanley	(427)	(24,240)	(573)	(573)
Pentair PLC (Ireland)	Morgan Stanley	(305)	(11,958)	1,211	1,211
Proto Labs, Inc.	Morgan Stanley	(417)	(46,806)	(1,477)	(1,477)
RBC Bearings, Inc.	Morgan Stanley	(766)	(115,812)	(11,682)	(11,682)
Stanley Black & Decker, Inc.	Morgan Stanley	(378)	(57,173)	2,431	2,431
Teledyne Technologies, Inc.	Morgan Stanley	(44)	(11,752)	(294)	(294)
Toro Co. (The)	Morgan Stanley	(2,985)	(198,430)	(1,972)	(1,972)
TransDigm Group, Inc.	Morgan Stanley	(1,119)	(520,156)	(19,853)	(19,853)
Trex Co., Inc.	Morgan Stanley	(5,301)	(348,186)	(30,993)	(30,993)
Univar, Inc.	Morgan Stanley	(13,071)	(282,885)	(4,471)	(4,471)
Wabtec Corp.	Morgan Stanley	(2,831)	(210,331)	8,220	8,220
Xylem, Inc.	Morgan Stanley	(36)	(2,955)	(76)	(76)

		(50,722)	(3,575,702)	(142,139)	(142,139)

Commercial & Professional Services
Advanced Disposal Services, Inc.	Morgan Stanley	(3,904)	(125,583)	1,315	1,315
Copart, Inc.	Morgan Stanley	(5,627)	(298,782)	(125,708)	(125,708)
Equifax, Inc.	Morgan Stanley	(5,101)	(530,331)	(162,064)	(162,064)
Exponent, Inc.	Morgan Stanley	(1,608)	(90,901)	(3,273)	(3,273)
TransUnion	Morgan Stanley	(413)	(29,727)	(580)	(580)
Waste Management, Inc.	Morgan Stanley	(3,898)	(416,926)	(33,561)	(33,561)

		(20,551)	(1,492,250)	(323,871)	(323,871)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

Reference Company	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Consumer Durables & Apparel
Brunswick Corp.	Morgan Stanley	(5,239)	$(256,978)	$16,442	$16,442
Gildan Activewear, Inc. (Canada)	Morgan Stanley	(3,680)	(136,794)	(5,256)	(5,256)
Helen of Troy Ltd. (Bermuda)	Morgan Stanley	(269)	(38,419)	4,199	4,199
Leggett & Platt, Inc.	Morgan Stanley	(7,807)	(296,610)	(5,240)	(5,240)
Wolverine World Wide, Inc.	Morgan Stanley	(4,927)	(176,553)	40,365	40,365

		(21,922)	(905,354)	50,510	50,510

Consumer Services
Boyd Gaming Corp.	Morgan Stanley	(7,450)	(213,979)	13,156	13,156
Bright Horizons Family Solutions, Inc.	Morgan Stanley	(181)	(27,078)	(185)	(185)
Carnival Corp. (Panama)	Morgan Stanley	(2,048)	(108,736)	20,685	20,685
Churchill Downs, Inc.	Morgan Stanley	(2,060)	(175,097)	(61,593)	(61,593)
Eldorado Resorts, Inc.	Morgan Stanley	(1,543)	(72,473)	1,553	1,553
frontdoor, Inc.	Morgan Stanley	(98)	(4,273)	(11)	(11)
Grand Canyon Education, Inc.	Morgan Stanley	(911)	(107,081)	576	576
Hyatt Hotels Corp., Class A	Morgan Stanley	(4,803)	(359,633)	(6,210)	(6,210)
Marriott International, Inc., Class A	Morgan Stanley	(654)	(89,728)	(1,809)	(1,809)
MGM Resorts International	Morgan Stanley	(11,471)	(299,166)	(29,279)	(29,279)
Red Rock Resorts, Inc., Class A	Morgan Stanley	(4,527)	(106,263)	8,338	8,338
Restaurant Brands International, Inc. (Canada)	Morgan Stanley	(6,175)	(411,724)	(19,779)	(19,779)
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(1,885)	(227,155)	(2,277)	(2,277)
Service Corp. International	Morgan Stanley	(1,650)	(74,875)	(2,315)	(2,315)
Six Flags Entertainment Corp.	Morgan Stanley	(6,552)	(342,510)	14,625	14,625
Starbucks Corp.	Morgan Stanley	(5,172)	(428,551)	(5,515)	(5,515)
Wyndham Hotels & Resorts, Inc.	Morgan Stanley	(5,082)	(282,345)	(1,612)	(1,612)

		(62,262)	(3,330,667)	(71,652)	(71,652)

Food & Staples Retailing
Costco Wholesale Corp.	Morgan Stanley	(1,399)	(358,394)	(10,375)	(10,375)
Performance Food Group Co.	Morgan Stanley	(5,044)	(195,544)	(6,065)	(6,065)
Walmart, Inc.	Morgan Stanley	(174)	(19,069)	(132)	(132)

		(6,617)	(573,007)	(16,572)	(16,572)

Food, Beverage & Tobacco
Archer-Daniels-Midland Co.	Morgan Stanley	(9,099)	(395,068)	21,673	21,673
Boston Beer Co., Inc., Class A	Morgan Stanley	(47)	(17,296)	(439)	(439)
Coca-Cola Co. (The)	Morgan Stanley	(4,258)	(212,383)	(7,371)	(7,371)
Conagra Brands, Inc.	Morgan Stanley	(393)	(10,196)	(226)	(226)
Darling Ingredients, Inc.	Morgan Stanley	(5,822)	(124,057)	8,562	8,562
J&J Snack Foods Corp.	Morgan Stanley	(144)	(23,584)	443	443
Mondelez International, Inc., Class A	Morgan Stanley	(5,623)	(292,841)	(12,637)	(12,637)
Pilgrim’s Pride Corp.	Morgan Stanley	(6,406)	(133,909)	(31,282)	(31,282)
Sanderson Farms, Inc.	Morgan Stanley	(219)	(28,106)	(1,823)	(1,823)
Tyson Foods, Inc., Class A	Morgan Stanley	(3,936)	(278,477)	(41,729)	(41,729)

		(35,947)	(1,515,917)	(64,829)	(64,829)

Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	(4,868)	(388,120)	(20,269)	(20,269)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

Reference Company	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

Health Care Equipment & Services — (continued)
Acadia Healthcare Co., Inc.	Morgan Stanley	(2,040)	$(67,477)	$(3,668)	$(3,668)
Baxter International, Inc.	Morgan Stanley	(3,982)	(318,174)	(7,376)	(7,376)
Becton Dickinson and Co.	Morgan Stanley	(2,461)	(570,767)	(49,633)	(49,633)
Boston Scientific Corp.	Morgan Stanley	(14,664)	(541,323)	(87,516)	(87,516)
Cantel Medical Corp.	Morgan Stanley	(2,317)	(172,961)	(13,560)	(13,560)
Cerner Corp.	Morgan Stanley	(5,524)	(371,038)	(33,870)	(33,870)
Chemed Corp.	Morgan Stanley	(59)	(20,771)	(492)	(492)
Cooper Cos, Inc. (The)	Morgan Stanley	(770)	(251,577)	(7,183)	(7,183)
DaVita, Inc.	Morgan Stanley	(11,679)	(571,390)	(84,171)	(84,171)
DENTSPLY SIRONA, Inc.	Morgan Stanley	(11,535)	(474,911)	(198,942)	(198,942)
Ensign Group, Inc. (The)	Morgan Stanley	(1,759)	(97,658)	(2,309)	(2,309)
Globus Medical, Inc., Class A	Morgan Stanley	(4,643)	(205,296)	9,418	9,418
Haemonetics Corp.	Morgan Stanley	(3,843)	(369,540)	(91,966)	(91,966)
HCA Healthcare, Inc.	Morgan Stanley	(208)	(27,928)	(140)	(140)
ICU Medical, Inc.	Morgan Stanley	(1,512)	(353,656)	(26,314)	(26,314)
IDEXX Laboratories, Inc.	Morgan Stanley	(1,395)	(343,284)	(39,912)	(39,912)
Integra Lifesciences Holdings Corp.	Morgan Stanley	(547)	(29,410)	(1,088)	(1,088)
Intuitive Surgical, Inc.	Morgan Stanley	(59)	(31,051)	185	185
Masimo Corp.	Morgan Stanley	(2,228)	(310,866)	(19,901)	(19,901)
Medidata Solutions, Inc.	Morgan Stanley	(3,126)	(242,442)	(39,872)	(39,872)
Medtronic PLC (Ireland)	Morgan Stanley	(1,220)	(117,420)	(1,109)	(1,109)
Merit Medical Systems, Inc.	Morgan Stanley	(18)	(1,072)	(24)	(24)
Neogen Corp.	Morgan Stanley	(1,601)	(94,830)	(4,382)	(4,382)
NuVasive, Inc.	Morgan Stanley	(3,578)	(221,720)	12,829	12,829
ResMed, Inc.	Morgan Stanley	(2,545)	(285,983)	(24,166)	(24,166)
Stryker Corp.	Morgan Stanley	(2,049)	(400,630)	(20,505)	(20,505)
Teleflex, Inc.	Morgan Stanley	(839)	(260,902)	(16,411)	(16,411)
Varian Medical Systems, Inc.	Morgan Stanley	(2,454)	(332,943)	(252)	(252)
Wright Medical Group NV (Netherlands)	Morgan Stanley	(4,443)	(139,049)	6,903	6,903

		(97,966)	(7,614,189)	(765,696)	(765,696)

Household & Personal Products
Energizer Holdings, Inc.	Morgan Stanley	(5,006)	(220,901)	27,654	27,654

		(5,006)	(220,901)	27,654	27,654

Media & Entertainment
ANGI Homeservices, Inc., Class A	Morgan Stanley	(6,482)	(98,174)	15,291	15,291
Cable One, Inc.	Morgan Stanley	(276)	(305,458)	(17,486)	(17,486)
Cinemark Holdings, Inc.	Morgan Stanley	(3,063)	(126,143)	18,136	18,136
Electronic Arts, Inc.	Morgan Stanley	(6,470)	(603,754)	(49,812)	(49,812)
IAC/InterActiveCorp.	Morgan Stanley	(1,657)	(381,001)	23,028	23,028
Live Nation Entertainment, Inc.	Morgan Stanley	(4,122)	(264,263)	(8,257)	(8,257)
Shaw Communications, Inc., Class B (Canada)	Morgan Stanley	(130)	(2,640)	(30)	(30)
Take-Two Interactive Software, Inc.	Morgan Stanley	(3,141)	(328,271)	(27,476)	(27,476)
Walt Disney Co. (The)	Morgan Stanley	(4,115)	(549,497)	(23,680)	(23,680)
World Wrestling Entertainment, Inc., Class A	Morgan Stanley	(7,986)	(658,527)	82,679	82,679

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

Reference Company	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Media & Entertainment — (continued)
Yelp, Inc.	Morgan Stanley	(5,465)	$(180,740)	$(5,598)	$(5,598)
Zillow Group, Inc., Class C	Morgan Stanley	(951)	(29,310)	(14,756)	(14,756)
Zynga, Inc., Class A	Morgan Stanley	(92,532)	(417,042)	(149,092)	(149,092)

		(136,390)	(3,944,820)	(157,053)	(157,053)

Pharmaceuticals, Biotechnology & Life Sciences
Catalent, Inc.	Morgan Stanley	(6,122)	(248,118)	(83,120)	(83,120)
Emergent BioSolutions, Inc.	Morgan Stanley	(1,464)	(84,007)	13,478	13,478
Illumina, Inc.	Morgan Stanley	(252)	(90,266)	(2,294)	(2,294)
IQVIA Holdings, Inc.	Morgan Stanley	(1,434)	(222,856)	(7,306)	(7,306)
Mettler-Toledo International, Inc.	Morgan Stanley	(130)	(107,467)	(1,473)	(1,473)
Mylan NV (Netherlands)	Morgan Stanley	(373)	(7,082)	(28)	(28)
Nektar Therapeutics	Morgan Stanley	(11,229)	(376,658)	(21,890)	(21,890)
Zoetis, Inc.	Morgan Stanley	(1,636)	(184,982)	(221)	(221)

		(22,640)	(1,321,436)	(102,854)	(102,854)

Retailing
Burlington Stores, Inc.	Morgan Stanley	(1,473)	(239,598)	(10,420)	(10,420)
CarMax, Inc.	Morgan Stanley	(531)	(45,390)	(623)	(623)
Expedia Group, Inc.	Morgan Stanley	(25)	(3,302)	(42)	(42)
Five Below, Inc.	Morgan Stanley	(1,851)	(237,185)	15,634	15,634
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	(6,977)	(269,049)	(22,595)	(22,595)
Genuine Parts Co.	Morgan Stanley	(2,102)	(213,299)	(5,654)	(5,654)
GrubHub, Inc.	Morgan Stanley	(8,771)	(665,155)	(17,146)	(17,146)
Monro, Inc.	Morgan Stanley	(1,737)	(147,849)	(68)	(68)
National Vision Holdings, Inc.	Morgan Stanley	(282)	(7,969)	(702)	(702)
Ollie’s Bargain Outlet Holdings, Inc.	Morgan Stanley	(2,220)	(194,593)	1,630	1,630
Stitch Fix, Inc., Class A	Morgan Stanley	(8,664)	(258,491)	(18,007)	(18,007)

		(34,633)	(2,281,880)	(57,993)	(57,993)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(15,245)	(446,771)	(22,049)	(22,049)
Cabot Microelectronics Corp.	Morgan Stanley	(931)	(107,307)	4,395	4,395
Cirrus Logic, Inc.	Morgan Stanley	(461)	(22,313)	2,200	2,200
Cypress Semiconductor Corp.	Morgan Stanley	(20,884)	(456,633)	(8,650)	(8,650)
Entegris, Inc.	Morgan Stanley	(9,812)	(379,897)	14,544	14,544
First Solar, Inc.	Morgan Stanley	(2,542)	(153,922)	(12,653)	(12,653)
KLA-Tencor Corp.	Morgan Stanley	(4,581)	(503,127)	(38,870)	(38,870)
Marvell Technology Group Ltd. (Bermuda)	Morgan Stanley	(22,997)	(533,468)	(14,072)	(14,072)
Maxim Integrated Products, Inc.	Morgan Stanley	(920)	(54,878)	(37)	(37)
Micron Technology, Inc.	Morgan Stanley	(3,352)	(127,829)	(1,210)	(1,210)
MKS Instruments, Inc.	Morgan Stanley	(4,296)	(346,368)	12,027	12,027
Monolithic Power Systems, Inc.	Morgan Stanley	(2,434)	(312,190)	(18,456)	(18,456)
NVIDIA Corp.	Morgan Stanley	(3,325)	(574,199)	25,304	25,304
Semtech Corp.	Morgan Stanley	(2,957)	(131,643)	(10,116)	(10,116)
Silicon Laboratories, Inc.	Morgan Stanley	(2,221)	(186,144)	(43,037)	(43,037)
Texas Instruments, Inc.	Morgan Stanley	(742)	(85,913)	964	964

		(97,700)	(4,422,602)	(109,716)	(109,716)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

Reference Company	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Software & Services
Adobe, Inc.	Morgan Stanley	(874)	$(259,749)	$2,670	$2,670
Akamai Technologies, Inc.	Morgan Stanley	(2,267)	(177,880)	(3,563)	(3,563)
Appfolio, Inc., Class A	Morgan Stanley	(1,106)	(104,398)	(8,461)	(8,461)
Atlassian Corp. PLC, Class A (United Kingdom)	Morgan Stanley	(1,911)	(226,098)	(23,605)	(23,605)
Black Knight, Inc.	Morgan Stanley	(5,234)	(293,753)	(20,315)	(20,315)
Blackbaud, Inc.	Morgan Stanley	(2,274)	(154,182)	(35,851)	(35,851)
CoreLogic, Inc.	Morgan Stanley	(4,111)	(153,306)	(18,274)	(18,274)
Envestnet, Inc.	Morgan Stanley	(2,015)	(137,355)	(70)	(70)
Euronet Worldwide, Inc.	Morgan Stanley	(52)	(8,516)	(311)	(311)
Fair Isaac Corp.	Morgan Stanley	(961)	(272,671)	(34,153)	(34,153)
Gartner, Inc.	Morgan Stanley	(198)	(31,583)	(542)	(542)
Globant SA (Luxembourg)	Morgan Stanley	(187)	(19,007)	138	138
Guidewire Software, Inc.	Morgan Stanley	(955)	(96,974)	122	122
Jack Henry & Associates, Inc.	Morgan Stanley	(3,121)	(429,511)	11,682	11,682
LogMein, Inc.	Morgan Stanley	(2,761)	(226,741)	23,381	23,381
Manhattan Associates, Inc.	Morgan Stanley	(2,889)	(136,532)	(65,385)	(65,385)
MAXIMUS, Inc.	Morgan Stanley	(950)	(69,007)	(952)	(952)
Paycom Software, Inc.	Morgan Stanley	(11)	(2,528)	272	272
PTC, Inc.	Morgan Stanley	(4,956)	(436,754)	(7,269)	(7,269)
Synopsys, Inc.	Morgan Stanley	(2,027)	(242,819)	(19,387)	(19,387)
Total System Services, Inc.	Morgan Stanley	(576)	(71,368)	(2,424)	(2,424)
Trade Desk, Inc. (The), Class A	Morgan Stanley	(975)	(202,762)	(24,736)	(24,736)
Tyler Technologies, Inc.	Morgan Stanley	(1,596)	(323,736)	(23,599)	(23,599)
VeriSign, Inc.	Morgan Stanley	(11)	(2,307)	47	47
WEX, Inc.	Morgan Stanley	(669)	(136,489)	(2,477)	(2,477)

		(42,687)	(4,216,026)	(253,062)	(253,062)

Technology Hardware & Equipment
Dolby Laboratories, Inc., Class A	Morgan Stanley	(3,293)	(213,039)	40	40
IPG Photonics Corp.	Morgan Stanley	(1,166)	(182,390)	2,995	2,995
Lumentum Holdings, Inc.	Morgan Stanley	(7,972)	(397,594)	(30,110)	(30,110)
Novanta, Inc. (Canada)	Morgan Stanley	(1,206)	(101,830)	(11,651)	(11,651)
SYNNEX Corp.	Morgan Stanley	(788)	(76,002)	(4,046)	(4,046)
Western Digital Corp.	Morgan Stanley	(5,099)	(248,130)	3,818	3,818

		(19,524)	(1,218,985)	(38,954)	(38,954)

Telecommunication Services
BCE, Inc. (Canada)	Morgan Stanley	(5,299)	(236,280)	(7,242)	(7,242)
Iridium Communications, Inc.	Morgan Stanley	(8,511)	(207,915)	10,478	10,478
TELUS Corp. (Canada)	Morgan Stanley	(3,128)	(114,999)	(1,370)	(1,370)
Vonage Holdings Corp.	Morgan Stanley	(26,244)	(266,756)	(29,903)	(29,903)

		(43,182)	(825,950)	(28,037)	(28,037)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Concluded)

June 30, 2019

(Unaudited)

Reference Company	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Transportation
Canadian National Railway Co. (Canada)	Morgan Stanley	(634)	$(59,108)	$(812)	$(812)
Canadian Pacific Railway Ltd. (Canada)	Morgan Stanley	(1,068)	(241,371)	(9,905)	(9,905)
FedEx Corp.	Morgan Stanley	(712)	(117,000)	353	353
Genesee & Wyoming, Inc., Class A	Morgan Stanley	(1,130)	(108,346)	(4,392)	(4,392)
Kirby Corp.	Morgan Stanley	(936)	(74,916)	1,145	1,145
Ryder System, Inc.	Morgan Stanley	(4,263)	(243,680)	(8,013)	(8,013)

		(8,743)	(844,421)	(21,624)	(21,624)

			$(39,160,980)	$(2,080,410)	$(2,080,410)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments

June 30, 2019

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 91.4%
COMMON STOCKS — 30.8%
Automobiles & Components — 0.2%
BorgWarner, Inc.†	257	$10,789
Magna International, Inc. (Canada)†	391	19,433

		30,222

Capital Goods — 5.6%
Acuity Brands, Inc.†	54	7,447
AGCO Corp.†	255	19,780
Allison Transmission Holdings, Inc.†	1,129	52,329
Arconic, Inc.†	2,205	56,933
Caterpillar, Inc.†	261	35,572
Cummins, Inc.†	370	63,396
Dover Corp.†	390	39,078
Eaton Corp. PLC (Ireland)†	197	16,406
Fastenal Co.†	40	1,304
Flowserve Corp.†	867	45,682
Gardner Denver Holdings, Inc.†*	1,350	46,710
GrafTech International Ltd.†	3,208	36,892
HD Supply Holdings, Inc.†*	1,014	40,844
Honeywell International, Inc.†	262	45,743
Hubbell, Inc.†	350	45,640
Huntington Ingalls Industries, Inc.†	80	17,979
Ingersoll-Rand PLC (Ireland)†	429	54,341
ITT, Inc.†	691	45,247
John Bean Technologies Corp.†	16	1,938
L3 Technologies, Inc.†	184	45,111
Lockheed Martin Corp.†	4	1,454
Middleby Corp. (The)†*	26	3,528
MSC Industrial Direct Co., Inc., Class A†	69	5,124
Navistar International Corp.†*	1,080	37,206
nVent Electric PLC (Ireland)†	200	4,958
Oshkosh Corp.†	690	57,608
Parker-Hannifin Corp.†	209	35,532
Raytheon Co.†	152	26,430
Regal Beloit Corp.†	465	37,995
Rexnord Corp.†*	1,485	44,877
Spirit AeroSystems Holdings, Inc., Class A†	804	65,421
Teledyne Technologies, Inc.†*	2	548
Timken Co. (The)†	1,371	70,387
WW Grainger, Inc.†	42	11,266

		1,120,706

Commercial & Professional Services — 0.6%
Clean Harbors, Inc.†*	92	6,541

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
FTI Consulting, Inc.†*	9	$755
ManpowerGroup, Inc.†	270	26,082
Ritchie Bros Auctioneers, Inc. (Canada)†	103	3,422
Robert Half International, Inc.†	1,063	60,602
Tetra Tech, Inc.†	138	10,840
Thomson Reuters Corp. (Canada)†	90	5,801
UniFirst Corp.	9	1,697

		115,740

Consumer Durables & Apparel — 2.4%
BRP, Inc., sub-voting shares (Canada)†	12	430
Columbia Sportswear Co.†	177	17,728
Deckers Outdoor Corp.†*	431	75,843
Garmin Ltd. (Switzerland)	11	878
Hanesbrands, Inc.†	883	15,205
Levi Strauss & Co., Class A†*	332	6,932
Newell Brands, Inc.†	1,758	27,108
PVH Corp.†	828	78,362
Ralph Lauren Corp.†	509	57,817
Skechers U.S.A., Inc., Class A†*	1,466	46,164
Steven Madden Ltd.†	82	2,784
Tempur Sealy International, Inc.†*	582	42,701
VF Corp.†	911	79,576
Whirlpool Corp.†	221	31,462

		482,990

Consumer Services — 0.3%
Aramark†	866	31,228
Laureate Education, Inc., Class A†*	1,556	24,445
ServiceMaster Global Holdings, Inc.†*	40	2,084
Strategic Education, Inc.†	11	1,958
Vail Resorts, Inc.	3	670

		60,385

Food & Staples Retailing — 0.3%
BJ’s Wholesale Club Holdings, Inc.†*	1,114	29,410
Kroger Co. (The)†	1,563	33,933

		63,343

Food, Beverage & Tobacco — 1.1%
Altria Group, Inc.†	1,224	57,956
Boston Beer Co., Inc. (The), Class A†*	41	15,488
Campbell Soup Co.†	1,595	63,912

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Coca-Cola Consolidated, Inc.†	7	$2,095
Constellation Brands, Inc., Class A	38	7,484
Flowers Foods, Inc.†	298	6,934
General Mills, Inc.†	742	38,970
JM Smucker Co. (The)	11	1,267
Philip Morris International, Inc.†	398	31,255

		225,361

Health Care Equipment & Services — 1.2%
ABIOMED, Inc.*	1	260
Amedisys, Inc.†*	164	19,911
AmerisourceBergen Corp.†	498	42,459
Covetrus, Inc.*	1	24
CVS Health Corp.†	1,344	73,235
Henry Schein, Inc.†*	1,192	83,321
Universal Health Services, Inc., Class B†	235	30,642

		249,852

Household & Personal Products — 0.1%
Spectrum Brands Holdings, Inc.†	519	27,907

Media & Entertainment — 3.3%
Activision Blizzard, Inc.†	54	2,549
Alphabet, Inc., Class A†*	15	16,242
AMC Networks, Inc., Class A†*	1,259	68,603
CBS Corp., Class B, non-voting shares	56	2,794
Discovery, Inc., Class A†*	3,219	98,823
DISH Network Corp., Class A†*	739	28,385
Fox Corp., Class A†	1,426	52,249
Interpublic Group of Cos., Inc. (The)†	2,903	65,579
Nexstar Media Group, Inc., Class A†	790	79,790
Sinclair Broadcast Group, Inc., Class A†	1,934	103,720
TEGNA, Inc.†	529	8,014
Tribune Media Co., Class A†	1,525	70,486
Twitter, Inc.†*	923	32,213
Viacom, Inc., Class B†	1,366	40,802

		670,249

Pharmaceuticals, Biotechnology & Life Sciences — 3.1%
AbbVie, Inc.†	1,144	83,192
Alexion Pharmaceuticals, Inc.†*	576	75,444
Allergan PLC (Ireland)†	64	10,716
Biogen, Inc.*	26	6,081
Bristol-Myers Squibb Co.†	1,829	82,945

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Celgene Corp.†*	900	$83,196
Eli Lilly & Co.†	73	8,088
Exelixis, Inc.†*	1,109	23,699
Horizon Therapeutics PLC (Ireland)†*	867	20,860
Incyte Corp.†*	182	15,463
Ionis Pharmaceuticals, Inc.†*	652	41,904
Jazz Pharmaceuticals PLC (Ireland)†*	557	79,406
Merck & Co., Inc.†	758	63,558
PRA Health Sciences, Inc.†*	70	6,940
Regeneron Pharmaceuticals, Inc.†*	49	15,337
Syneos Health, Inc.†*	190	9,707

		626,536

Retailing — 2.7%
Advance Auto Parts, Inc.†	222	34,219
American Eagle Outfitters, Inc.†	4,248	71,791
AutoNation, Inc.*	86	3,607
Best Buy Co., Inc.†	810	56,481
Dollar Tree, Inc.†*	462	49,614
Etsy, Inc.*	207	12,704
Foot Locker, Inc.†	2,014	84,427
Kohl’s Corp.†	945	44,935
L Brands, Inc.†	1,894	49,433
LKQ Corp.†*	755	20,091
Qurate Retail, Inc.†*	2,651	32,846
Ross Stores, Inc.	22	2,181
Ulta Beauty, Inc.†*	75	26,017
Urban Outfitters, Inc.†*	2,484	56,511

		544,857

Semiconductors & Semiconductor Equipment — 1.1%
Micron Technology, Inc.†*	291	11,230
Qorvo, Inc.†*	1,155	76,935
Teradyne, Inc.†	972	46,569
Versum Materials, Inc.†	875	45,132
Xilinx, Inc.†	330	38,914

		218,780

Software & Services — 3.0%
Accenture PLC, Class A (Ireland)†	55	10,162
Alliance Data Systems Corp.†	50	7,006
Alteryx, Inc., Class A†*	107	11,676
Amdocs, Ltd. (Guernsey)†	757	47,002
Autodesk, Inc.†*	208	33,883

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Booz Allen Hamilton Holding Corp.†	168	$11,123
CACI International, Inc., Class A†*	289	59,126
CDK Global, Inc.†	1,104	54,582
Euronet Worldwide, Inc.†*	61	10,263
Fortinet, Inc.†*	640	49,171
International Business Machines Corp.†	381	52,540
Intuit, Inc.†	212	55,402
KBR, Inc.†	1,971	49,157
Leidos Holdings, Inc.†	590	47,111
Nuance Communications, Inc.†*	584	9,326
Open Text Corp. (Canada)†	168	6,922
Paychex, Inc.†	146	12,014
Paylocity Holding Corp.†*	84	7,881
PayPal Holdings, Inc.†*	139	15,910
salesforce.com, Inc.†*	102	15,476
Science Applications International Corp.	94	8,137
Verint Systems, Inc.†*	145	7,798
Western Union Co. (The)	62	1,233
WEX, Inc.†*	100	20,810

		603,711

Technology Hardware & Equipment — 3.6%
Arista Networks, Inc.†*	219	56,857
Avnet, Inc.†	1,244	56,316
AVX Corp.†	630	10,458
CDW Corp.†	192	21,312
Ciena Corp.†*	537	22,087
Cisco Systems, Inc.†	414	22,658
Corning, Inc.†	773	25,687
F5 Networks, Inc.†*	291	42,378
Hewlett Packard Enterprise Co.†	2,961	44,267
Jabil, Inc.†	867	27,397
Keysight Technologies, Inc.†*	494	44,366
Motorola Solutions, Inc.†	158	26,343
NCR Corp.*	177	5,505
NetApp, Inc.†	1,252	77,248
Tech Data Corp.†*	626	65,480
Vishay Intertechnology, Inc.†	3,411	56,350
Xerox Corp.†	1,520	53,823
Zebra Technologies Corp., Class A†* .	305	63,894

		722,426

Telecommunication Services — 0.6%
AT&T, Inc.†	1,007	33,745

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
CenturyLink, Inc.†	2,165	$25,460
Sprint Corp.†*	784	5,151
United States Cellular Corp.†*	440	19,655
Verizon Communications, Inc.†	689	39,363

		123,374

Transportation — 1.6%
CH Robinson Worldwide, Inc.†	98	8,266
CSX Corp.†	1,100	85,107
Expeditors International of Washington, Inc.†	384	29,130
Knight-Swift Transportation Holdings, Inc.†	1,180	38,751
Landstar System, Inc.†	425	45,896
Norfolk Southern Corp.†	181	36,079
Old Dominion Freight Line, Inc.†	80	11,941
Schneider National, Inc., Class B†	1,552	28,308
XPO Logistics, Inc.†*	618	35,727

		319,205

TOTAL COMMON STOCKS (Cost $5,706,568)		6,205,644

AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 59.6%
Gotham Neutral 500 Fund	633,265	6,997,584
Gotham Neutral Fund*	492,304	4,982,116

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $12,174,027).		11,979,700

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Par Value	Value
U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Bill — 1.0%
United States Treasury Bill 2.37% 04/23/2020†(b)	$200,000	$196,818

TOTAL U.S. TREASURY OBLIGATIONS (Cost $196,146)		196,818

TOTAL LONG POSITIONS - 91.4%		18,382,162

(Cost $18,076,741)

	Number of Shares
SHORT POSITIONS — (30.8)%
COMMON STOCKS — (30.8)%
Automobiles & Components — (0.7)%
Harley-Davidson, Inc.	(2,250)	(80,618)
Thor Industries, Inc.	(996)	(58,216)

		(138,834)

Capital Goods — (3.0)%
Allegion PLC (Ireland)	(10)	(1,106)
Axon Enterprise, Inc.*	(139)	(8,925)
BWX Technologies, Inc.	(767)	(39,961)
CAE, Inc. (Canada)	(396)	(10,637)
Chart Industries, Inc.*	(159)	(12,224)
Colfax Corp.*	(1,383)	(38,765)
EnerSys.	(106)	(7,261)
Graco, Inc.	(740)	(37,133)
Lennox International, Inc.	(222)	(61,050)
Northrop Grumman Corp.	(178)	(57,514)
Owens Corning	(65)	(3,783)
Proto Labs, Inc.*	(96)	(11,138)
RBC Bearings, Inc.*	(154)	(25,689)
Toro Co. (The)	(794)	(53,119)
TransDigm Group, Inc.*	(155)	(74,989)
Trex Co., Inc.*	(953)	(68,330)
Univar, Inc.*	(3,320)	(73,173)
Wabtec Corp.	(170)	(12,199)

		(596,996)

Commercial & Professional Services — (1.2)%
Advanced Disposal Services, Inc.*	(782)	(24,954)
Copart, Inc.*	(550)	(41,107)
Equifax, Inc.	(723)	(97,779)
Exponent, Inc.	(462)	(27,045)
TransUnion	(9)	(662)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Waste Management, Inc.	(461)	$(53,186)

		(244,733)

Consumer Durables & Apparel — (0.8)%
Brunswick Corp.	(805)	(36,941)
Gildan Activewear, Inc. (Canada)	(894)	(34,580)
Leggett & Platt, Inc.	(1,460)	(56,020)
Wolverine World Wide, Inc.	(1,052)	(28,972)

		(156,513)

Consumer Services — (2.3)%
Boyd Gaming Corp.	(935)	(25,189)
Bright Horizons Family Solutions, Inc.*	(28)	(4,224)
Churchill Downs, Inc.	(613)	(70,538)
Eldorado Resorts, Inc.*	(116)	(5,344)
frontdoor, Inc.*	(4)	(174)
Hyatt Hotels Corp., Class A	(890)	(67,756)
Marriott International, Inc., Class A	(55)	(7,716)
MGM Resorts International	(1,526)	(43,598)
Red Rock Resorts, Inc., Class A	(1,330)	(28,568)
Restaurant Brands International, Inc. (Canada)	(740)	(51,460)
Royal Caribbean Cruises Ltd. (Liberia)	(201)	(24,363)
Service Corp. International	(120)	(5,614)
Six Flags Entertainment Corp.	(891)	(44,265)
Starbucks Corp.	(580)	(48,621)
Wyndham Hotels & Resorts, Inc.	(691)	(38,516)

		(465,946)

Food & Staples Retailing — (0.5)%
Costco Wholesale Corp.	(161)	(42,546)
Performance Food Group Co.*	(1,453)	(58,164)

		(100,710)

Food, Beverage & Tobacco — (0.8)%
Archer-Daniels-Midland Co.	(1,039)	(42,391)
Coca-Cola Co. (The)	(184)	(9,369)
Darling Ingredients, Inc.*	(674)	(13,406)
Mondelez International, Inc., Class A .	(492)	(26,519)
Pilgrim’s Pride Corp.*	(1,021)	(25,923)
Sanderson Farms, Inc.	(57)	(7,784)
Tyson Foods, Inc., Class A	(346)	(27,936)

		(153,328)

Health Care Equipment & Services — (6.2)%
Abbott Laboratories	(575)	(48,358)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Acadia Healthcare Co., Inc.*	(295)	$(10,310)
Baxter International, Inc.	(530)	(43,407)
Becton Dickinson and Co.	(363)	(91,480)
Boston Scientific Corp.*	(2,012)	(86,476)
Cantel Medical Corp.	(653)	(52,658)
Cerner Corp.	(651)	(47,718)
Chemed Corp.	(4)	(1,443)
Cooper Cos., Inc. (The)	(115)	(38,742)
DaVita, Inc.*	(1,859)	(104,587)
DENTSPLY SIRONA, Inc.	(1,685)	(98,337)
Ensign Group, Inc. (The)	(299)	(17,019)
Globus Medical, Inc., Class A*	(1,236)	(52,283)
Haemonetics Corp.*	(602)	(72,445)
ICU Medical, Inc.*	(264)	(66,504)
IDEXX Laboratories, Inc.*	(181)	(49,835)
Integra LifeSciences Holdings Corp.* .	(98)	(5,473)
Masimo Corp.*	(340)	(50,599)
Medidata Solutions, Inc.*	(378)	(34,213)
Medtronic PLC (Ireland)	(46)	(4,480)
Neogen Corp.*	(460)	(28,571)
NuVasive, Inc.*	(896)	(52,452)
ResMed, Inc.	(315)	(38,439)
Stryker Corp.	(279)	(57,357)
Teleflex, Inc.	(113)	(37,420)
Varian Medical Systems, Inc.*	(284)	(38,661)
Wright Medical Group NV (Netherlands)*	(620)	(18,488)

		(1,247,755)

Household & Personal Products — (0.2)%
Energizer Holdings, Inc.	(1,133)	(43,779)

Media & Entertainment — (2.8)%
ANGI Homeservices, Inc., Class A*	(1,131)	(14,714)
Cable One, Inc.	(41)	(48,011)
Electronic Arts, Inc.*	(949)	(96,096)
IAC/InterActiveCorp.*	(155)	(33,717)
Live Nation Entertainment, Inc.*	(507)	(33,589)
Shaw Communications, Inc., Class B (Canada)	(46)	(937)
Take-Two Interactive Software, Inc.*	(365)	(41,438)
Walt Disney Co. (The)	(522)	(72,892)
World Wrestling Entertainment, Inc., Class A	(1,192)	(86,074)
Yelp, Inc.*	(1,242)	(42,452)
Zillow Group, Inc., Class C*	(417)	(19,345)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Zynga, Inc., Class A*	(12,538)	$(76,858)

		(566,123)

Pharmaceuticals, Biotechnology & Life Sciences — (1.3)%
Catalent, Inc.*	(1,609)	(87,224)
Emergent BioSolutions, Inc.*	(420)	(20,290)
Illumina, Inc.*	(19)	(6,995)
IQVIA Holdings, Inc.*	(205)	(32,984)
Mettler-Toledo International, Inc.*	(20)	(16,800)
Mylan NV (Netherlands)*	(73)	(1,390)
Nektar Therapeutics*	(1,971)	(70,128)
Zoetis, Inc.	(203)	(23,038)

		(258,849)

Retailing — (1.7)%
Burlington Stores, Inc.*	(186)	(31,648)
CarMax, Inc.*	(10)	(868)
Five Below, Inc.*	(271)	(32,525)
Floor & Decor Holdings, Inc., Class A*	(1,307)	(54,763)
Genuine Parts Co.	(184)	(19,059)
GrubHub, Inc.*	(1,196)	(93,276)
Monro, Inc.	(398)	(33,949)
National Vision Holdings, Inc.*	(223)	(6,853)
Ollie’s Bargain Outlet Holdings, Inc.*	(169)	(14,722)
Stitch Fix, Inc., Class A*	(1,819)	(58,190)

		(345,853)

Semiconductors & Semiconductor Equipment — (3.6)%
Advanced Micro Devices, Inc.*	(2,337)	(70,975)
Cabot Microelectronics Corp.	(79)	(8,696)
Cirrus Logic, Inc.*	(114)	(4,982)
Cypress Semiconductor Corp.	(3,376)	(75,082)
Entegris, Inc.	(1,591)	(59,376)
First Solar, Inc.*	(386)	(25,352)
KLA-Tencor Corp.	(627)	(74,111)
Marvell Technology Group Ltd. (Bermuda)	(3,360)	(80,203)
Maxim Integrated Products, Inc.	(170)	(10,169)
MKS Instruments, Inc.	(836)	(65,116)
Monolithic Power Systems, Inc.	(424)	(57,571)
NVIDIA Corp.	(510)	(83,757)
Semtech Corp.*	(733)	(35,221)
Silicon Laboratories, Inc.*	(619)	(64,005)
Texas Instruments, Inc.	(124)	(14,230)

		(728,846)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Concluded)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (3.1)%
Adobe, Inc.*	(118)	$(34,769)
Akamai Technologies, Inc.*	(231)	(18,512)
Appfolio, Inc., Class A*	(303)	(30,988)
Atlassian Corp. PLC, Class A (United Kingdom)*	(242)	(31,663)
Black Knight, Inc.*	(1,078)	(64,842)
Blackbaud, Inc.	(660)	(55,110)
CoreLogic, Inc.*	(1,196)	(50,029)
Envestnet, Inc.*	(371)	(25,365)
Fair Isaac Corp.*	(115)	(36,112)
Globant SA (Luxembourg)*	(21)	(2,122)
Jack Henry & Associates, Inc.	(523)	(70,040)
LogMeIn, Inc.	(181)	(13,336)
Manhattan Associates, Inc.*	(476)	(33,001)
PTC, Inc.*	(688)	(61,755)
Synopsys, Inc.*	(254)	(32,687)
Total System Services, Inc.	(22)	(2,822)
Trade Desk, Inc. (The), Class A*	(137)	(31,206)
Tyler Technologies, Inc.*	(175)	(37,804)

		(632,163)

Technology Hardware & Equipment — (0.9)%
Dolby Laboratories, Inc., Class A	(408)	(26,357)
IPG Photonics Corp.*	(159)	(24,526)
Lumentum Holdings, Inc.*	(1,077)	(57,523)
Novanta, Inc. (Canada)*	(332)	(31,308)
Western Digital Corp.	(825)	(39,229)

		(178,943)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (1.1)%
BCE, Inc. (Canada)	(1,484)	$(67,492)
Iridium Communications, Inc.*	(1,814)	(42,194)
TELUS Corp. (Canada)	(895)	(33,034)
Vonage Holdings Corp.*	(6,968)	(78,947)

		(221,667)

Transportation — (0.6)%
Canadian Pacific Railway Ltd. (Canada)	(134)	(31,522)
FedEx Corp.	(155)	(25,449)
Genesee & Wyoming, Inc., Class A*	(165)	(16,500)
Kirby Corp.*	(118)	(9,322)
Ryder System, Inc.	(667)	(38,886)

		(121,679)

TOTAL COMMON STOCK (Proceeds $5,904,730)		(6,202,717)

TOTAL SECURITIES SOLD SHORT - (30.8)%		(6,202,717)

(Proceeds $5,904,730)
OTHER ASSETS IN EXCESS OF LIABILITIES - 39.4%		7,922,986

NET ASSETS - 100.0%		$20,102,431

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All affiliated fund investments are in Institutional Class shares. The Schedule of Investments of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
(b)	Discount Yield - Rate shown is at the time of purchase.
*	Non-income producing.

PLC Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 100.5%
Automobiles & Components — 0.6%
Aptiv PLC (Jersey)	53	$4,284
BorgWarner, Inc.	59	2,477

		6,761

Banks — 4.5%
Bank of America Corp.	261	7,569
Citizens Financial Group, Inc.	131	4,632
Comerica, Inc.	47	3,414
Fifth Third Bancorp	207	5,775
JPMorgan Chase & Co.	130	14,534
KeyCorp.	288	5,112
Regions Financial Corp.	258	3,854
SunTrust Banks, Inc.	53	3,331
SVB Financial Group*	15	3,369
Zions Bancorp NA	53	2,437

		54,027

Capital Goods — 12.3%
3M Co.	53	9,187
AMETEK, Inc.	4	363
Arconic, Inc.	131	3,382
Cummins, Inc.	45	7,710
Dover Corp.	43	4,309
Eaton Corp. PLC (Ireland)	123	10,243
Fastenal Co.	90	2,933
Flowserve Corp.	37	1,950
Fortive Corp.	98	7,989
Fortune Brands Home & Security, Inc.	40	2,285
Honeywell International, Inc.	121	21,125
Illinois Tool Works, Inc.	89	13,422
Ingersoll-Rand PLC (Ireland)	69	8,740
Johnson Controls International PLC (Ireland)	258	10,658
Lockheed Martin Corp.	19	6,907
Masco Corp.	85	3,335
Parker-Hannifin Corp.	35	5,950
Raytheon Co.	79	13,737
Roper Technologies, Inc.	8	2,930
Snap-on, Inc.	16	2,650
Textron, Inc.	57	3,023
United Rentals, Inc.*	22	2,918
WW Grainger, Inc.	5	1,341

		147,087

Commercial & Professional Services — 0.5%
Cintas Corp.	9	2,136

	Number Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Robert Half International, Inc.	34	$1,938
Waste Management, Inc.	12	1,384

		5,458

Consumer Durables & Apparel — 2.8%
Capri Holdings Ltd. (British Virgin Islands)*	43	1,491
Garmin Ltd. (Switzerland)	54	4,309
Hanesbrands, Inc.	103	1,774
Hasbro, Inc.	36	3,804
Newell Brands, Inc.	118	1,820
PVH Corp.	22	2,082
Ralph Lauren Corp.	22	2,499
Tapestry, Inc.	82	2,602
Under Armour, Inc., Class C*	126	2,797
VF Corp.	112	9,783

		32,961

Consumer Services — 0.8%
Yum! Brands, Inc.	88	9,739

Diversified Financials — 7.7%
Affiliated Managers Group, Inc.	16	1,474
American Express Co.	40	4,938
Ameriprise Financial, Inc.	40	5,806
Berkshire Hathaway, Inc., Class B*	43	9,166
BlackRock, Inc.	45	21,118
Discover Financial Services	93	7,216
Franklin Resources, Inc.	148	5,150
Invesco Ltd. (Bermuda)	117	2,394
Moody’s Corp.	39	7,617
MSCI, Inc.	16	3,821
Nasdaq, Inc.	40	3,847
S&P Global, Inc.	38	8,656
State Street Corp.	42	2,355
Synchrony Financial	37	1,283
T Rowe Price Group, Inc.	68	7,460

		92,301

Energy — 4.5%
ConocoPhillips	162	9,882
Devon Energy Corp.	146	4,164
Halliburton Co.	174	3,957
Hess Corp.	28	1,780
HollyFrontier Corp.	50	2,314
Kinder Morgan, Inc.	459	9,584
Phillips 66	130	12,160

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Valero Energy Corp.	113	$9,674

		53,515

Food & Staples Retailing — 2.0%
Kroger Co. (The)	10	217
Sysco Corp.	132	9,335
Walgreens Boots Alliance, Inc.	258	14,105

		23,657

Food, Beverage & Tobacco — 3.6%
Conagra Brands, Inc.	136	3,607
General Mills, Inc.	139	7,300
Hershey Co. (The)	59	7,908
Kraft Heinz Co. (The)	339	10,523
McCormick & Co., Inc., non-voting shares	18	2,790
Mondelez International, Inc., Class A	49	2,641
Tyson Foods, Inc., Class A	99	7,993

		42,762

Health Care Equipment & Services — 3.9%
AmerisourceBergen Corp.	10	853
Cardinal Health, Inc.	85	4,003
Centene Corp.*	116	6,083
CVS Health Corp.	280	15,257
Henry Schein, Inc.*	43	3,006
Humana, Inc.	14	3,714
Laboratory Corp. of America Holdings*	29	5,014
Medtronic PLC (Ireland)	18	1,753
Quest Diagnostics, Inc.	39	3,971
UnitedHealth Group, Inc.	12	2,928

		46,582

Household & Personal Products — 0.6%
Colgate-Palmolive Co.	56	4,014
Estee Lauder Cos., Inc. (The), Class A	12	2,197
Procter & Gamble Co. (The)	11	1,206

		7,417

Insurance — 5.4%
Aflac, Inc.	72	3,946
Allstate Corp. (The)	33	3,356
Aon PLC (United Kingdom)	53	10,228
Arthur J Gallagher & Co.	52	4,555
Chubb Ltd. (Switzerland)	4	589
Cincinnati Financial Corp.	25	2,592

	Number Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Hartford Financial Services Group, Inc. (The)	67	$3,733
Loews Corp.	68	3,718
Marsh & McLennan Cos., Inc.	143	14,264
Progressive Corp. (The)	86	6,874
Torchmark Corp.	12	1,074
Travelers Cos., Inc. (The)	17	2,542
Willis Towers Watson PLC (Ireland)	37	7,087

		64,558

Materials — 3.5%
Avery Dennison Corp.	25	2,892
Ball Corp.	95	6,649
Corteva, Inc.*	208	6,151
Dow, Inc.	210	10,355
Eastman Chemical Co.	40	3,113
International Paper Co.	115	4,982
Nucor Corp.	60	3,306
Packaging Corp. of America	27	2,574
Sealed Air Corp.	44	1,882

		41,904

Media & Entertainment — 3.4%
Activision Blizzard, Inc.	214	10,101
CBS Corp., Class B, non-voting shares	104	5,190
DISH Network Corp., Class A*	129	4,955
Fox Corp., Class A	174	6,375
Omnicom Group, Inc.	63	5,163
Viacom, Inc., Class B	114	3,405
Walt Disney Co. (The)	44	6,144

		41,333

Pharmaceuticals, Biotechnology & Life Sciences — 7.0%
AbbVie, Inc.	91	6,618
Amgen, Inc.	19	3,501
Biogen, Inc.*	54	12,629
Bristol-Myers Squibb Co.	291	13,197
Celgene Corp.*	195	18,026
Eli Lilly & Co.	94	10,414
Gilead Sciences, Inc.	31	2,094
Merck & Co., Inc.	114	9,559
Mettler-Toledo International, Inc.*	1	840
Perrigo Co. PLC (Ireland)	38	1,810
Regeneron Pharmaceuticals, Inc.*	2	626

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Waters Corp.*	20	$4,305

		83,619

Real Estate — 2.5%
Alexandria Real Estate Equities, Inc., REIT	24	3,386
Apartment Investment & Management Co., Class A, REIT	22	1,103
AvalonBay Communities, Inc., REIT	5	1,016
CBRE Group, Inc., Class A*	97	4,976
Equity Residential, REIT	30	2,278
Macerich Co. (The), REIT	13	435
Prologis, Inc., REIT	100	8,010
Realty Income Corp., REIT	47	3,242
SL Green Realty Corp., REIT	20	1,607
UDR, Inc., REIT	75	3,367
Welltower, Inc., REIT	14	1,141

		30,561

Retailing — 8.0%
AutoZone, Inc.*	6	6,597
Best Buy Co., Inc.	76	5,299
Dollar General Corp.	72	9,732
Dollar Tree, Inc.*	66	7,088
eBay, Inc.	270	10,665
Foot Locker, Inc.	32	1,341
Home Depot, Inc. (The)	71	14,766
Kohl’s Corp.	47	2,235
L Brands, Inc.	77	2,010
LKQ Corp.*	89	2,368
Lowe’s Cos., Inc.	50	5,045
Macy’s, Inc.	87	1,867
Nordstrom, Inc.	45	1,434
Ross Stores, Inc.	89	8,822
Tiffany & Co.	34	3,184
TJX Cos., Inc. (The)	189	9,994
Ulta Beauty, Inc.*	11	3,816

		96,263

Semiconductors & Semiconductor Equipment — 3.6%
Applied Materials, Inc.	271	12,171
Lam Research Corp.	45	8,453
Micron Technology, Inc.*	229	8,837
Qorvo, Inc.*	35	2,331
Skyworks Solutions, Inc.	50	3,863

	Number Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Texas Instruments, Inc.	2	$230
Xilinx, Inc.	64	7,547

		43,432

Software & Services — 11.1%
Accenture PLC, Class A (Ireland)	98	18,107
Alliance Data Systems Corp.	15	2,102
Automatic Data Processing, Inc.	94	15,541
Broadridge Financial Solutions, Inc.	26	3,320
Cadence Design Systems, Inc.*	21	1,487
DXC Technology Co.	80	4,412
FleetCor Technologies, Inc.*	23	6,460
International Business Machines Corp.	171	23,581
Intuit, Inc.	54	14,112
Microsoft Corp.	16	2,143
Oracle Corp.	267	15,211
Paychex, Inc.	101	8,311
PayPal Holdings, Inc.*	69	7,898
Total System Services, Inc.	47	6,029
Visa, Inc., Class A	8	1,388
Western Union Co. (The)	125	2,486

		132,588

Technology Hardware & Equipment — 8.4%
Amphenol Corp., Class A	88	8,443
Apple, Inc.	136	26,917
Cisco Systems, Inc.	329	18,006
F5 Networks, Inc.*	17	2,476
Hewlett Packard Enterprise Co.	393	5,875
HP, Inc.	441	9,168
Juniper Networks, Inc.	100	2,663
Motorola Solutions, Inc.	46	7,670
NetApp, Inc.	71	4,381
Seagate Technology PLC (Ireland)	81	3,817
TE Connectivity Ltd. (Switzerland)	96	9,195
Xerox Corp.	69	2,443

		101,054

Telecommunication Services — 0.7%
AT&T, Inc.	8	268
CenturyLink, Inc.	304	3,575
Verizon Communications, Inc.	77	4,399

		8,242

Transportation — 2.9%
CH Robinson Worldwide, Inc.	39	3,290

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments (Concluded)

June 30, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
CSX Corp.	137	$10,600
Expeditors International of Washington, Inc.	48	3,641
FedEx Corp.	56	9,195
Norfolk Southern Corp.	22	4,385
Southwest Airlines Co.	1	51
Union Pacific Corp.	18	3,044

		34,206

Utilities — 0.2%
NRG Energy, Inc.	74	2,599

TOTAL COMMON STOCKS - 100.5% (Cost $1,066,090)		1,202,626

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%		(5,897)

NET ASSETS - 100.0%		$1,196,729

*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments

June 30, 2019

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Gotham Absolute 500 Fund (“Absolute 500”), Gotham Absolute 500 Core Fund (“Absolute 500 Core”), Gotham Enhanced 500 Fund (“Enhanced 500”), Gotham Neutral 500 Fund (“Neutral 500”), Gotham Hedged Plus Fund (“Hedged Plus”), Gotham Hedged Core Fund (“Hedged Core”), Gotham Defensive Long Fund (“Defensive Long”), Gotham Defensive Long 500 Fund (“Defensive Long 500”), Gotham Short Strategies Fund (“Short Strategies”), Gotham Master Neutral Fund (“Master Neutral”) and Gotham ESG Large Value Fund (“ESG Large Value”) (each a “Fund” and collectively the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. Over the Counter (“OTC”) investments (including swap agreements) are generally valued by approved pricing services that use evaluated prices from various observable market factors. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Gotham Asset Management LLC (“the Adviser”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security, asset or liability will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: a common stock security with end of period value of $1 held by Defensive Long; total return swaps with an unrealized depreciation of $(2,080,410) held by Short Strategies; and a U.S. Treasury Obligation with the end of period value of $196,818 held by Master Neutral. These securities are considered Level 2 as of and for the period ended June 30, 2019.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, the U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended June 30, 2019, there were no transfers in or out of Level 3 for the Funds.

Short Sales — All Funds except ESG Large Value may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Security and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

Swap Agreements — A swap agreement is a bilateral financial instrument that involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on valuation changes to market referenced securities. The nominal amount on which the cash flows are calculated is called the notional amount.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements will be affected by a change in the market value of the referenced underlying securities that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date, in whole or part, under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the swap agreement. A Fund will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of a Fund’s accrued obligations under the swap agreement.

Total Return Swap: Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. The unrealized appreciation or depreciation also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate (“EFFR”). Payments under the swap

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swap are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swap are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument). As of and for the period ended June 30, 2019, only Short Strategies held total return swaps.

For the period ended June 30, 2019, the quarterly average volume of the total return swaps were as follows:

Notional Amount
Short Strategies	$(21,030,915)

Securities Lending — All Funds may lend securities to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. During the period ended June 30, 2019, the following Funds had securities lending programs and at June 30, 2019, the market value of securities on loan and cash collateral received were as follows:

	Market Value of Securities Loaned	Cash Collateral Received	Market Value of Non-cash Collateral
Absolute 500 Core	$51,311	$—	$51,889
Neutral 500	92,847	—	94,475
Hedged Core	50,490	—	50,934
Defensive Long	143,298	10,463	134,156
Defensive Long 500	525,656	—	532,165

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

June 30, 2019

(Unaudited)

B. Federal Tax Cost

As of the June 30, 2019, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Absolute 500	$20,088,161	$2,442,475	$(1,143,294)	$1,299,181
Absolute 500 Core	2,574,617	310,392	(129,813)	180,579
Enhanced 500	47,448,914	5,929,160	(2,391,109)	3,538,051
Neutral 500	10,231,725	1,448,505	(768,053)	680,452
Hedged Plus	4,052,750	518,938	(243,235)	275,703
Hedged Core	2,307,119	299,235	(97,059)	202,176
Defensive Long	3,850,873	638,472	(190,548)	447,924
Defensive Long 500	22,431,414	2,684,332	(1,215,912)	1,468,420
Short Strategies	26,885,330	1,540,010	(3,238,254)	(1,698,244)
Master Neutral.	18,076,741	711,159	(703,725)	7,434
ESG Large Value	1,066,090	148,481	(11,945)	136,536

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

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